UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6200

Schwab Investments – Schwab 1000 Index Fund

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Investments – Schwab 1000 Index Fund

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2018

Item 1: Report(s) to Shareholders.

Annual Report  |  October 31, 2018
Schwab Equity Index Funds®

Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market
Index Fund®
Schwab U.S. Large-Cap
Growth Index Fund
Schwab U.S. Large-Cap
Value Index Fund
Schwab U.S. Mid-Cap
Index Fund
Schwab International
Index Fund®

This page is intentionally left blank.

Eight cost-efficient ways to tap into the power of the stock market for long-term growth potential.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Condensed Portfolio Holdings are sub-categories of Sector classifications.

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Total Return for the 12 Months Ended October 31, 2018
Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	7.29%
S&P 500® Index	7.35%
Fund Category: Morningstar Large Blend[1]	5.28%
Performance Details	pages 8-10

Schwab 1000 Index Fund (Ticker Symbol: SNXFX)	6.84%
Schwab 1000 Index®	6.84%
Fund Category: Morningstar Large Blend[1]	5.28%
Performance Details	pages 11-13

Schwab Small-Cap Index Fund (Ticker Symbol: SWSSX)	1.93%
Russell 2000® Index	1.85%
Fund Category: Morningstar Small Blend[1]	-0.07%
Performance Details	pages 14-16

Schwab Total Stock Market Index Fund (Ticker Symbol: SWTSX)	6.51%
Dow Jones U.S. Total Stock Market IndexSM	6.56%
Fund Category: Morningstar Large Blend[1]	5.28%
Performance Details	pages 17-19
Total Return for the 12 Months Ended October 31, 2018
Schwab U.S. Large-Cap Growth Index Fund (Ticker Symbol: SWLGX)	5.93% *
Russell 1000® Growth Index	5.97% *
Fund Category: Morningstar Large Growth[1]	N/A
Performance Details	pages 20-22

Schwab U.S. Large-Cap Value Index Fund (Ticker Symbol: SWLVX)	-1.23% *
Russell 1000® Value Index	-1.18% *
Fund Category: Morningstar Large Value[1]	N/A
Performance Details	pages 23-25

Schwab U.S. Mid-Cap Index Fund (Ticker Symbol: SWMCX)	-1.13% *
Russell Midcap® Index	-1.08% *
Fund Category: Morningstar Mid-Cap Blend[1]	N/A
Performance Details	pages 26-28

Schwab International Index Fund[2] (Ticker Symbol: SWISX)	-7.11%
MSCI EAFE® Index (Net)[3]	-6.85%
Fund Category: Morningstar Foreign Large Blend[1]	-8.26%
Performance Details	pages 29-31

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
*	Total returns shown are since the fund’s inception date of December 20, 2017.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
From the CEO

Marie Chandoha
CEO of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
Market downturns such as the one we experienced in October can be painful, but we can also learn from them. Every investor has a sense for how much risk they are willing to take. In fact, at many financial services firms, new clients are asked about their tolerance for risk, and specifically how they would feel under certain loss scenarios. It seems like a simple exercise, but it’s an important one, as it empowers investors to accept only those risks they are able to withstand.
But months like October—during which the S&P 500® Index declined 6.8%—can rattle even the most experienced investors and make them start to reconsider their appetite for risk. At Charles Schwab Investment Management, we understand that every investor thinks about risk differently and that those perspectives can change. That’s why we focus on providing foundational products that suit a range of risk appetites, and on consistently offering value to investors in the face of ever-changing market conditions.
We also believe that one of the best methods for managing risk and weathering market ups and downs over time is diversification. The idea of spreading risk over a broad array of asset classes has been a key feature of risk management since the beginnings of modern portfolio theory, but it’s become easier to execute in recent years as low-cost funds tailored to a variety of investor goals have multiplied.
The Schwab Equity Index Funds are a case in point. Designed to serve as part of the foundation of a diversified portfolio, the funds are a convenient, low-cost way to capture the performance of broad segments of the equity market—whether small-cap, international, value or growth. And, with among the lowest expenses in the industry with no investment minimums, the Schwab Equity Index Funds are one way we can help ensure that every investor, regardless of account size, has access to low pricing.
In fact, for more than 25 years, Charles Schwab Investment Management has offered a straightforward lineup of products and solutions, and advocated for investors of all sizes. When I joined the firm in 2010, I couldn’t have imagined how far we would advance that mission. We have led the way in bringing expenses down for many of our funds while building out a robust suite of low-cost products with our investors’ needs in mind. And a big reason we’ve been able to accomplish those objectives is the skilled group of people we have here who share my belief that investing can change lives.
It brings me great pride to announce that one of those people, Jonathan de St. Paer, is slated to succeed me when I retire as Chief Executive Officer of

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
From the CEO (continued)

“ Designed to serve as part of the foundation of a diversified portfolio, the funds are a convenient, low-cost way to capture the performance of broad segments of the equity market—whether small-cap, international, value or growth.”
Charles Schwab Investment Management in March. Jonathan is a talented executive and has worked by my side to help build our company into a leader in the industry. He has spearheaded many of our important initiatives that have benefitted shareholders over the past eight years. I believe he’s the ideal person to lead the company forward as it continues to grow and evolve—and to serve you, fund shareholders, first and foremost.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Equity Index Funds, including performance during the 12 months ended October 31, 2018, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
The Investment Environment

For the 12-month reporting period ended October 31, 2018, global equity markets were mixed. In the U.S., steady economic growth, solid corporate earnings, and robust consumer spending helped propel U.S. stock markets to record highs before falling back precipitously in a volatile October, giving back much of the gains achieved during the preceding 11 months. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 7.35% and the Russell 2000® Index, a measure of U.S. small-cap stocks, returned 1.85%. Markets outside the U.S. were notably weaker as economic momentum slowed due to uncertainties from several fronts, including trade, inflation, and geopolitical concerns. This was compounded by October’s market volatility, which dampened European and Asian markets as well as those in the U.S. The MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -6.85%.
Global economic growth was uneven over the reporting period. The U.S. economy continued to grow steadily as it entered its tenth year of expansion, buoyed by tax reform, strong corporate earnings, and still-accommodative financial conditions. Nonfarm payrolls were steady and U.S. gross domestic product (GDP) grew at an annual rate of 3.5% in the third quarter of 2018, down from 4.2% in the second quarter but up from just over 2% for the previous two quarters. Consumer confidence rose to an 18-year high during the period, the highest since 2000. Despite a tight labor market and growing economy, inflation and wage growth remained in check, although pressure on wage growth rose toward the end of the reporting period. Conditions in other regions outside the U.S. softened, however. In the eurozone, growth slowed, subdued by higher inflation and tepid wage growth that constrained consumer spending. Over the third quarter of 2018, the eurozone economy expanded by just 0.2%, down from 0.4% in the first two quarters of 2018 and 0.7% in the last quarter of 2017. Japan’s economy contracted slightly in the first quarter of 2018—for the first time since late 2015—but had regained its modest upward trajectory by the end of the reporting period. The United Kingdom’s economy also contracted in the first quarter of 2018 but resumed its gradual, albeit modest, expansion by period-end.
Asset Class Performance Comparison % returns during the 12 months ended October 31, 2018

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
The Investment Environment (continued)

Despite rising to a nearly three-year high during the reporting period, oil prices fell precipitously during October amid concerns of a global oil glut. As of the end of the reporting period, the Organization of the Petroleum Exporting Countries (OPEC) had cut its oil demand forecast for 2019. Demand has been particularly impacted by poor economic performance in China, Brazil, and Europe, while supply has risen, notably due to the growth of shale in the U.S. and strong increases in Russian oil production.
During the reporting period, monetary policy measures for the most part remained accommodative but were tightened in several developed international markets in anticipation of rising inflation due to elevated oil prices, expectations of increases in agricultural prices, and higher GDP growth. In the U.S., the Federal Reserve (Fed), in its efforts to achieve more normalized monetary policy, raised the federal funds rate by 0.25% four times over the reporting period—in December, March, June, and September—and signaled the likelihood of an additional rate hike before year-end as well as more to come in 2019. Short-term interest rates ended the reporting period in a target range of 2.00% to 2.25%. The Fed also continued its program to slowly reduce the size of its balance sheet by allowing securities to mature without reinvesting the proceeds. As of the end of the reporting period, the Fed’s balance sheet stood at under $4.2 trillion, down from $4.5 trillion when the program was announced in June 2017. Outside the U.S., most central banks maintained their existing monetary policies or, in some cases in the face of signs of rising inflation, tightened their policies. The European Central Bank held interest rates steady at its October meeting and reiterated that it would likely maintain those rates through next summer, but confirmed its plans to phase out its monthly asset purchase program by year-end. Also in October, the Bank of Japan upheld its short-term interest rate target of –0.1% and slightly trimmed its inflation forecasts. In August, the Bank of England raised its key official bank rate from 0.50% to 0.75%, following a quarter-point increase in November 2017, despite ongoing uncertainties over the United Kingdom’s economy’s wider direction.
After hitting its all-time low in November, in February the Cboe Volatility Index® (VIX®)1, a gauge of equity market volatility, spiked to levels not seen since 2015. After moderating over the spring and summer, the VIX spiked again in October amid sharp swings in the stock market throughout the month, with key U.S. market indices erasing much of the hefty gains they had achieved over the spring and summer. Outside the U.S., markets generally followed suit but showed increasing weakness over the second half of the reporting period. Technology (tech) stocks were particularly hard-hit, with 80% of tech stocks entering bear-market territory after October’s stock market sell-off, due to a combination of rising interest rates, concerns about trade tensions with China that are impacting supply chains worldwide, and increased regulatory scrutiny that impacted several large tech companies. Value stocks underperformed growth stocks by a wide margin over the reporting period, largely the result of high levels of consumer optimism and tax reform that took effect in January.
[1]	The Cboe Volatility Index® (or VIX®) is a key measure of market expectations of near-term volatility conveyed by S&P 500 stock index option prices.

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Fund Management

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a Managing Director and Head of Americas Institutional Index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the the funds, except for the Schwab International Index Fund. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in Risk Management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. He joined CSIM in 2008 and became a Portfolio Manager in 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Schwab Equity Index Strategies team for four years. His first role with CSIM was as a trade operation specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the the funds, except for the Schwab International Index Fund. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.

Schwab Equity Index Funds  |  Annual Report

Schwab S&P 500 Index Fund as of October 31, 2018

The Schwab S&P 500 Index Fund’s (the fund) goal is to track the total return of the S&P 500® Index (the index), which includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries. To pursue its goal, the fund seeks to replicate the performance of the index by giving the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Over the reporting period, U.S. large-cap stocks performed well over the reporting period. Steady economic growth, solid corporate earnings, and robust consumer spending in the U.S. helped propel U.S. stock markets to record highs before falling back precipitously in a volatile October, giving back much of the gains previously achieved. The Federal Reserve (Fed), in its efforts to achieve more normalized monetary policy, raised the federal funds rate four times over the reporting period. From a sector standpoint within the index, the Information Technology and the Consumer Discretionary sectors outperformed over the 12-month reporting period, while the Materials and Industrials sectors underperformed by comparison.
Performance. The fund returned 7.29% for the 12-month reporting period ended October 31, 2018, compared with the index, which returned 7.35%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. Materials stocks were the largest detractors from the returns of both the index and the fund. The Materials sector, which includes companies that manufacture chemicals, construction materials, and metals, minerals and mining companies, represented an average weight of approximately 3% of the fund’s investments and returned approximately -9% for the reporting period. One example from this sector is DowDuPont, Inc. The fund’s holdings of DowDuPont, Inc. returned approximately -24%.
The Industrials sector also detracted from the return of the index and the fund. Industrials stocks represented an average weight of approximately 10% of the fund’s investments and returned approximately -1% for the reporting period.
In contrast, the fund’s holdings in the Information Technology sector were the largest contributors to the return of the fund. Information Technology stocks represented an average weight of approximately 25% of the fund’s investments and returned approximately 12%, representing the overall positive performance of companies involved in software and internet services. The fund’s holdings of Apple, Inc. are one example from this sector, returning approximately 31%.
Stocks in the Consumer Discretionary sector were another contributor to overall fund performance. Consumer Discretionary stocks represented an average weight of approximately 13% of the fund’s investments and returned approximately 18% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds  |  Annual Report

Schwab S&P 500 Index Fund
Performance and Fund Facts as of October 31, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (October 31, 2008 – October 31, 2018)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Fund (5/19/97)	7.29%	11.25%	13.16%
S&P 500® Index	7.35%	11.34%	13.24%
Fund Category: Morningstar Large Blend[3]	5.28%	9.44%	12.14%
Fund Expense Ratio[4]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®,” “S&P®,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S& P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by CSIM. The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 9, 2009, the Investor Share class, Select Share class and e.Shares class were combined into a single class of shares of the fund. The performance history of the fund prior to September 9, 2009 is that of the fund’s former Select Shares. On September 9, 2009, the Schwab Institutional Select S&P 500 Fund merged into the fund.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Equity Index Funds  |  Annual Report

Schwab S&P 500 Index Fund
Performance and Fund Facts as of October 31, 2018 (continued)

Statistics1
Number of Holdings	509
Weighted Average Market Cap (millions)	$227,283
Price/Earnings Ratio (P/E)	18.8
Price/Book Ratio (P/B)	3.1
Portfolio Turnover Rate	2%
Sector Weightings % of Investments2

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Annual Report

Schwab 1000 Index Fund as of October 31, 2018

The Schwab 1000 Index Fund’s (the fund) goal is to match the total return of the Schwab 1000 Index® (the index), which includes the stocks of the largest 1,000 publicly traded companies in the U.S., with size being determined by market capitalization (total market value of all shares outstanding). To pursue its goal, the fund seeks to replicate the performance of the index by giving the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Over the reporting period, U.S. large-cap stocks performed well over the reporting period. Steady economic growth, solid corporate earnings, and robust consumer spending in the U.S. helped propel U.S. stock markets to record highs before falling back precipitously in a volatile October, giving back much of the gains previously achieved. The Federal Reserve (Fed), in its efforts to achieve more normalized monetary policy, raised the federal funds rate four times over the reporting period. From a sector standpoint within the index, the Information Technology and the Consumer Discretionary sectors outperformed over the 12-month reporting period, while the Materials and Industrials sectors underperformed by comparison.
Performance. The fund returned 6.84% for the 12-month reporting period ended October 31, 2018, compared with the index, which returned 6.84%.
Contributors and Detractors. Over the reporting period, the fund’s holdings in the Information Technology sector were the largest contributors to the return of the fund. Information Technology stocks represented an average weight of approximately 25% of the fund’s investments and returned approximately 13%, representing the overall positive performance of companies involved in software and internet services. The fund’s holdings of Apple, Inc. are one example from this sector, returning approximately 31%.
Stocks in the Consumer Discretionary sector were another contributor to overall fund performance. Consumer Discretionary stocks represented an average weight of approximately 13% of the fund’s investments and returned approximately 15% for the reporting period.
Materials stocks were the largest detractors from the returns of both the index and the fund. The Materials sector, which includes companies that manufacture chemicals, construction materials, and metals, minerals and mining companies, represented an average weight of approximately 3% of the fund’s investments and returned approximately -10% for the reporting period. One example from this sector is DowDuPont, Inc. The fund’s holdings of DowDuPont, Inc. returned approximately -24%.
The Industrials sector also detracted from the return of the index and the fund. Industrials stocks represented an average weight of approximately 10% of the fund’s investments and returned approximately -2% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds  |  Annual Report

Schwab 1000 Index Fund
Performance and Fund Facts as of October 31, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (October 31, 2008 – October 31, 2018)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab 1000 Index Fund (4/2/91)	6.84%	10.79%	13.08%
Schwab 1000 Index®	6.84%	10.98%	13.34%
Russell 1000® Index[3]	6.98%	11.05%	13.42%
S&P 500® Index	7.35%	11.34%	13.24%
Fund Category: Morningstar Large Blend[4]	5.28%	9.44%	12.14%
Fund Expense Ratio[5]: 0.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Investor Shares.
[3]	Effective February 28, 2018, the fund changed its secondary benchmark index from the S&P 500® Index to the Russell 1000® Index. CSIM believes that the foregoing benchmark index change provides a more appropriate comparison for evaluating the fund’s performance.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Equity Index Funds  |  Annual Report

Schwab 1000 Index Fund
Performance and Fund Facts as of October 31, 2018 (continued)

Statistics1
Number of Holdings	984 [2]
Weighted Average Market Cap (millions)	$204,238
Price/Earnings Ratio (P/E)	18.5
Price/Book Ratio (P/B)	3.0
Portfolio Turnover Rate	4%
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	As a result of the Schwab 1000 Index®’s once per year reconstitution and the effects of certain corporate actions, the fund may hold less than 1,000 securities.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Annual Report

Schwab Small-Cap Index Fund as of October 31, 2018

The Schwab Small-Cap Index Fund’s (the fund) goal is to track the performance of the Russell 2000® Index (the index), which is designed to measure the performance of the small-cap sector of the U.S. equity market. To pursue its goal, the fund seeks to replicate the performance of the index by giving the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Over the reporting period, U.S. small-cap stocks performed well over the reporting period. Steady economic growth, solid corporate earnings, and robust consumer spending in the U.S. helped propel U.S. stock markets to record highs before falling back precipitously in a volatile October, giving back much of the gains previously achieved. The Federal Reserve (Fed), in its efforts to achieve more normalized monetary policy, raised the federal funds rate four times over the reporting period. From a sector standpoint within the index, the Health Care and the Information Technology sectors outperformed over the 12-month reporting period, while the Industrials and Materials sectors underperformed by comparison.
Performance. The fund returned 1.93% for the 12-month reporting period ended October 31, 2018, compared with the index, which returned 1.85%.
Contributors and Detractors.  The fund’s holdings in the Health Care sector were the largest contributors to the returns of the fund. Health Care stocks represented an average weight of approximately 16% of the fund’s investments and returned approximately 12%, reflecting the overall positive performance of biopharmaceutical companies. The fund’s holdings of Nektar Therapeutics are one example from this sector, returning approximately 119% for the reporting period.
Stocks in the Information Technology sector also contributed to overall fund performance. Information Technology stocks represented an average weight of approximately 17% of the fund’s investments and returned approximately 4%.
Over the reporting period, the Industrials sector was the largest detractor from the returns of both the index and the fund. Industrial stocks represented an average weight of approximately 15% of the fund’s investments and returned approximately -4% for the reporting period. One example from this sector is Beacon Roofing Supply, Inc., a domestic distributor of roofing and building materials. The fund’s holdings of Beacon Roofing Supply, Inc. returned approximately -50% over the reporting period.
The Materials sector also detracted from the return of the index and the fund. Summit Materials, Inc. (Class A) represented an average weight of less than 1% of the fund’s investments and returned approximately -56% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds  |  Annual Report

Schwab Small-Cap Index Fund
Performance and Fund Facts as of October 31, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (October 31, 2008 – October 31, 2018)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Index Fund (5/19/97)	1.93%	8.04%	13.29%
Russell 2000® Index	1.85%	8.01%	12.44%
Small-Cap Spliced Index	1.85%	8.01%	13.34%
Fund Category: Morningstar Small Blend[3]	-0.07%	6.75%	12.10%
Fund Expense Ratio[4]: 0.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership – “Russell 2000®” is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Equity Index Funds  |  Annual Report

Schwab Small-Cap Index Fund
Performance and Fund Facts as of October 31, 2018 (continued)

Statistics1
Number of Holdings	2,032
Weighted Average Market Cap (millions)	$2,190
Price/Earnings Ratio (P/E)	16.0
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate	17%
Sector Weightings % of Investments2

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Excludes derivatives.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Annual Report

Schwab Total Stock Market Index Fund as of October 31, 2018

The Schwab Total Stock Market Index Fund’s (the fund) goal is to track the total return of the entire U.S. stock market, as measured by the Dow Jones U.S. Total Stock Market IndexSM (the index), which includes the stocks of all publicly traded companies headquartered in the U.S. for which pricing information is readily available. To pursue its investment objective, the fund uses a sampling investment approach that involves investing in a representative sample of stocks with similar risk and return characteristics as the index, and maintains a tight allocation across all sectors, market capitalizations, and valuation measures compared with the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Over the reporting period, U.S. stocks performed well. Steady economic growth, solid corporate earnings, and robust consumer spending in the U.S. helped propel U.S. stock markets to record highs before falling back precipitously in a volatile October, giving back much of the gains previously achieved. The Federal Reserve (Fed), in its efforts to achieve more normalized monetary policy, raised the federal funds rate four times over the reporting period. From a sector standpoint within the index, the Information Technology and the Consumer Discretionary sectors outperformed over the 12-month reporting period, while the Materials and Industrials sectors underperformed by comparison.
Performance. The fund returned 6.51% for the 12-month reporting period ended October 31, 2018, compared with the index, which returned 6.56%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. Over the reporting period, Materials stocks were the largest detractors from the returns of both the index and the fund. The Materials sector, which includes companies that manufacture chemicals, construction materials, and metals, minerals and mining companies, represented an average weight of approximately 3% of the fund’s investments and returned approximately -10% for the reporting period. One example from this sector is DowDuPont, Inc. The fund’s holdings of DowDuPont, Inc. returned approximately -24%.
The Industrials sector also detracted from the return of the index and the fund. Industrials stocks represented an average weight of approximately 11% of the fund’s investments and returned approximately -2% for the reporting period.
In contrast, the fund’s holdings in the Information Technology sector were the largest contributors to the return of the fund. Information Technology stocks represented an average weight of approximately 24% of the fund’s investments and returned approximately 12%, representing the overall positive performance of companies involved in software and internet services. The fund’s holdings of Apple, Inc. are one example from this sector, returning approximately 31%.
Stocks in the Consumer Discretionary sector were another contributor to overall fund performance. Consumer Discretionary stocks represented an average weight of approximately 13% of the fund’s investments and returned approximately 14% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds  |  Annual Report

Schwab Total Stock Market Index Fund
Performance and Fund Facts as of October 31, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (October 31, 2008 – October 31, 2018)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Total Stock Market Index Fund (6/1/99)	6.51%	10.71%	13.32%
Dow Jones U.S. Total Stock Market IndexSM	6.56%	10.76%	13.36%
Fund Category: Morningstar Large Blend[3]	5.28%	9.44%	12.14%
Fund Expense Ratio[4]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®” and “S&P®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S& P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by CSIM. The “Dow Jones U.S. Total Stock Market IndexSM” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to September 18, 2009 is that of the fund’s former Select Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Equity Index Funds  |  Annual Report

Schwab Total Stock Market Index Fund
Performance and Fund Facts as of October 31, 2018 (continued)

Statistics1
Number of Holdings	2,901
Weighted Average Market Cap (millions)	$189,432
Price/Earnings Ratio (P/E)	18.3
Price/Book Ratio (P/B)	2.9
Portfolio Turnover Rate	4%
Sector Weightings % of Investments2

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Annual Report

Schwab U.S. Large-Cap Growth Index Fund as of October 31, 2018

The Schwab U.S. Large-Cap Growth Index Fund’s (the fund) goal is to track the performance of a benchmark index that measures the total return of large-capitalization U.S. growth stocks. To pursue its investment objective, the fund generally invests in stocks that are included in the Russell 1000® Growth Index (the index). The fund seeks to replicate the performance of the index by giving the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Over the reporting period, U.S. large-cap stocks performed well. Steady economic growth, solid corporate earnings, and robust consumer spending in the U.S. helped propel U.S. stock markets to record highs before falling back precipitously in a volatile October, giving back much of the gains previously achieved. The Federal Reserve (Fed), in its efforts to achieve more normalized monetary policy, raised the federal funds rate four times over the reporting period. From a sector standpoint within the index, the Information Technology and the Consumer Discretionary sectors outperformed over the reporting period, while the Industrials and Materials sectors underperformed by comparison.
Performance. During the reporting period of fund inception of December 20, 2017 through October 31, 2018, the fund returned 5.93%, compared with the index, which returned 5.97%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. Over the reporting period, Industrials stocks were the largest detractors from the returns of both the index and the fund. The Industrials sector, which includes manufacturers and distributors of capital goods and providers of commercial, professional, and transportation services, represented an average weight of approximately 12% of the fund’s investments and returned approximately -4% for the reporting period. One example from this sector is 3M Co. The fund’s holdings of 3M Co. returned approximately -18%.
The Materials sector also detracted from the return of the index and the fund. Materials stocks represented an average weight of approximately 3% of the fund’s investments and returned approximately -11% for the reporting period.
In contrast, the fund’s holdings in the Information Technology sector were the largest contributors to the return of the fund. Information Technology stocks represented an average weight of approximately 40% of the fund’s investments and returned approximately 11%, representing the overall positive performance of companies involved in software and internet services. The fund’s holdings of Apple, Inc. are one example from this sector, returning approximately 27%.
Stocks in the Consumer Discretionary sector were another contributor to overall fund performance. Consumer Discretionary stocks represented an average weight of approximately 18% of the fund’s investments and returned approximately 10% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds  |  Annual Report

Schwab U.S. Large-Cap Growth Index Fund
Performance and Fund Facts as of October 31, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (December 20, 2017 – October 31, 2018)1

Average Annual Returns1
Fund and Inception Date	Since Inception
Fund: Schwab U.S. Large-Cap Growth Index Fund (12/20/17)	5.93%
Russell 1000® Growth Index	5.97%
Fund Category: Morningstar Large Growth[2]	N/A
Fund Expense Ratio[3]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell 1000® Growth Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap Growth Index Fund. The Schwab U.S. Large-Cap Growth Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Annual Report

Schwab U.S. Large-Cap Growth Index Fund
Performance and Fund Facts as of October 31, 2018 (continued)

Statistics1
Number of Holdings	546
Weighted Average Market Cap (millions)	$291,428
Price/Earnings Ratio (P/E)	24.8
Price/Book Ratio (P/B)	6.6
Portfolio Turnover Rate	23% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Annual Report

Schwab U.S. Large-Cap Value Index Fund as of October 31, 2018

The Schwab U.S. Large-Cap Value Index Fund’s (the fund) goal is to track the performance of a benchmark index that measures the total return of large-capitalization U.S. value stocks. To pursue its investment objective, the fund generally invests in stocks that are included in the Russell 1000® Value Index (the index). The fund seeks to replicate the performance of the index by giving the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Over the reporting period, U.S. stocks performed well. Steady economic growth, solid corporate earnings, and robust consumer spending in the U.S. helped propel U.S. stock markets to record highs before falling back precipitously in a volatile October, giving back much of the gains previously achieved. The Federal Reserve (Fed), in its efforts to achieve more normalized monetary policy, raised the federal funds rate four times over the reporting period. From a sector standpoint within the index, the Health Care and the Utilities sectors outperformed over the reporting period, while the Financials and Industrials sectors underperformed by comparison.
Performance. During the reporting period of fund inception of December 20, 2017 through October 31, 2018, the fund returned -1.23%, compared with the index, which returned -1.18%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. Over the reporting period, Financials stocks were the largest detractors from the returns of both the index and the fund. The Financials sector represented an average weight of approximately 26% of the fund’s investments and returned approximately -5% for the reporting period. One example from this sector is Wells Fargo & Co. The fund’s holdings of Wells Fargo & Co. returned approximately -10%.
The Industrials sector also detracted from the return of the index and the fund. Industrials stocks represented an average weight of approximately 8% of the fund’s investments and returned approximately -11% for the reporting period.
In contrast, the fund’s holdings in the Health Care sector were the largest contributors to the return of the fund. Health Care stocks represented an average weight of approximately 14% of the fund’s investments and returned approximately 10%, representing the overall positive performance of companies involved in pharmaceutical companies. The fund’s holdings of Merck & Co., Inc. are one example from this sector, returning approximately 34%.
Stocks in the Utilities sector were another contributor to overall fund performance. Utilities stocks represented an average weight of approximately 6% of the fund’s investments and returned approximately 4% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds  |  Annual Report

Schwab U.S. Large-Cap Value Index Fund
Performance and Fund Facts as of October 31, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (December 20, 2017 – October 31, 2018)1

Average Annual Returns1
Fund and Inception Date	Since Inception
Fund: Schwab U.S. Large-Cap Value Index Fund (12/20/17)	-1.23%
Russell 1000® Value Index	-1.18%
Fund Category: Morningstar Large Value[2]	N/A
Fund Expense Ratio[3]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell 1000® Value Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap Value Index Fund. The Schwab U.S. Large-Cap Value Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Annual Report

Schwab U.S. Large-Cap Value Index Fund
Performance and Fund Facts as of October 31, 2018 (continued)

Statistics1
Number of Holdings	728
Weighted Average Market Cap (millions)	$123,563
Price/Earnings Ratio (P/E)	14.6
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate	22% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Annual Report

Schwab U.S. Mid-Cap Index Fund as of October 31, 2018

The Schwab U.S. Mid-Cap Index Fund’s (the fund) goal is to track the performance of a benchmark index that measures the total return of mid-capitalization U.S. stocks. To pursue its investment objective, the fund generally invests in stocks that are included in the Russell Midcap® Index (the index). The fund seeks to replicate the performance of the index by giving the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Over the reporting period, U.S. stocks performed well. Steady economic growth, solid corporate earnings, and robust consumer spending in the U.S. helped propel U.S. stock markets to record highs before falling back precipitously in a volatile October, giving back much of the gains previously achieved. The Federal Reserve (Fed), in its efforts to achieve more normalized monetary policy, raised the federal funds rate four times over the reporting period. From a sector standpoint within the index, the Information Technology and the Utilities sectors outperformed over the reporting period, while the Industrials and Financials sectors underperformed by comparison.
Performance. During the reporting period of fund inception of December 20, 2017 through October 31, 2018, the fund returned -1.13%, compared with the index, which returned -1.08%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. Over the reporting period, Industrials stocks were the largest detractors from the returns of both the index and the fund. The Industrials sector, which includes manufacturers and distributors of capital goods and providers of commercial, professional, and transportation services, represented an average weight of approximately 14% of the fund’s investments and returned approximately -7% for the reporting period. One example from this sector is Stanley Black & Decker, Inc. The fund’s holdings of Stanley Black & Decker, Inc. returned approximately -30%.
The Financials sector also detracted from the return of the index and the fund. Financials stocks represented an average weight of approximately 14% of the fund’s investments and returned approximately -7% for the reporting period.
In contrast, the fund’s holdings in the Information Technology sector were the largest contributors to the return of the fund. Information Technology stocks represented an average weight of approximately 18% of the fund’s investments and returned approximately 8%, representing the overall positive performance of companies involved in software and internet services. The fund’s holdings of Red Hat, Inc. are one example from this sector, returning approximately 41%.
Stocks in the Utilities sector were another contributor to overall fund performance. Utilities stocks represented an average weight of approximately 6% of the fund’s investments and returned approximately 6% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds  |  Annual Report

Schwab U.S. Mid-Cap Index Fund
Performance and Fund Facts as of October 31, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (December 20, 2017 – October 31, 2018)1

Average Annual Returns1
Fund and Inception Date	Since Inception
Fund: Schwab U.S. Mid-Cap Index Fund (12/20/17)	-1.13%
Russell Midcap® Index	-1.08%
Fund Category: Morningstar Mid-Cap Blend[2]	N/A
Fund Expense Ratio[3]: 0.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell Midcap® Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Mid-Cap Index Fund. The Schwab U.S. Mid-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Annual Report

Schwab U.S. Mid-Cap Index Fund
Performance and Fund Facts as of October 31, 2018 (continued)

Statistics1
Number of Holdings	790
Weighted Average Market Cap (millions)	$14,548
Price/Earnings Ratio (P/E)	16.9
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate	15% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Annual Report

Schwab International Index Fund as of October 31, 2018

The Schwab International Index Fund’s (the fund) goal is to track the performance of the MSCI EAFE® Index (Net) (the index), which measures the total return of large, publicly traded non-U.S. companies from countries with developed equity markets outside of the U.S. To pursue its goal, the fund seeks to replicate the performance of the index by giving the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Stocks in developed international markets struggled over the reporting period, underperforming U.S. stocks. Conditions in developed international markets softened from multiple fronts including slowing growth, rising oil prices, trade concerns, higher inflation, and tepid wage growth that constrained consumer spending. Volatility spiked in both February and October, driving stocks down. Many central banks, including the European Central Bank and the Bank of Japan, maintained generally accommodative monetary policies and the Bank of England raised its key interest rate twice during the period. Over the period the U.S. dollar appreciated against a basket of international currencies, putting pressure on overseas investments in U.S. dollar terms.
Performance. The fund returned -7.11% for the 12-month reporting period ended October 31, 2018, compared with the index, which returned -6.85%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index. Also, timing differences in foreign exchange calculations contributed to, and fair valuation of the fund’s holdings detracted from, the fund’s relative performance.1
Contributors and Detractors. From a country perspective, stocks from Germany detracted the most from the fund’s and the index’s return. Representing an average weight of approximately 10% of the fund’s investments, German stocks returned approximately -14% in U.S. dollar terms. Among the fund’s German holdings, the largest detractor from fund performance was Bayer AG, which returned approximately -38% for the reporting period.
Stocks from Japan also dampened fund returns. Representing an average weight of approximately 24% of the fund’s investments, stocks from Japan returned approximately -3% in U.S. dollar terms.
By comparison, stocks from Switzerland contributed the most to the total return of both the index and the fund. Representing an average weight of approximately 8% of the fund’s investments, Swiss stocks returned less than 1% for the period. One example from Switzerland is Novartis AG. The fund’s holdings of Novartis AG contributed to performance and returned approximately 10% for the reporting period.
Stocks from Israel also contributed to fund returns. Representing an average weight of less than 1% of the fund’s investments, stocks from Israel returned approximately 17% in U.S. dollar terms.
Management views and portfolio holdings may have changed since the report date.
[1]	Typically, the securities in the index are valued using foreign exchange rates obtained at the close of the London foreign currency exchange (11:00 AM EST). Securities in the fund, however, are valued using foreign exchange rates obtained at the close of the New York foreign currency exchange (4:00 PM EST). This difference in closing times can result in different foreign currency exchange rates between the two exchanges, and thus different foreign currency exchange rates used in the valuation of the index’s and fund’s securities.

Schwab Equity Index Funds  |  Annual Report

Schwab International Index Fund
Performance and Fund Facts as of October 31, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (October 31, 2008 – October 31, 2018)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab International Index Fund (5/19/97)	-7.11%	1.98%	6.55%
MSCI EAFE® Index (Net)[3]	-6.85%	2.02%	6.89%
International Spliced Index	-6.85%	2.02%	6.79%
Fund Category: Morningstar Foreign Large Blend[4]	-8.26%	1.62%	6.50%
Fund Expense Ratio[5]: 0.06%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Index ownership – “MSCI EAFE®” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance history of the fund prior to August 21, 2009 is that of the fund’s former Select Shares.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Equity Index Funds  |  Annual Report

Schwab International Index Fund
Performance and Fund Facts as of October 31, 2018 (continued)

Statistics1
Number of Holdings	936
Weighted Average Market Cap (millions)	$59,078
Price/Earnings Ratio (P/E)	13.2
Price/Book Ratio (P/B)	1.5
Portfolio Turnover Rate	5%
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets2
Top Country Weightings % of Investments3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Excludes derivatives.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning May 1, 2018 and held through October 31, 2018.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 5/1/18	Ending Account Value (Net of Expenses) at 10/31/18	Expenses Paid During Period 5/1/18-10/31/18[2]
Schwab S&P 500 Index Fund
Actual Return	0.03%	$1,000.00	$1,033.60	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,025.05	$0.15
Schwab 1000 Index Fund
Actual Return	0.05%	$1,000.00	$1,028.90	$0.26
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.95	$0.26
Schwab Small-Cap Index Fund
Actual Return	0.05%	$1,000.00	$ 986.40	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.95	$0.26
Schwab Total Stock Market Index Fund
Actual Return	0.03%	$1,000.00	$1,026.50	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,025.05	$0.15
Schwab U.S. Large-Cap Growth Index Fund[3]
Actual Return	0.03%	$1,000.00	$1,047.20	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,025.05	$0.15
Schwab U.S. Large-Cap Value Index Fund[3]
Actual Return	0.03%	$1,000.00	$1,010.20	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,025.05	$0.15
Schwab U.S. Mid-Cap Index Fund[3]
Actual Return	0.04%	$1,000.00	$ 991.00	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,025.00	$0.20
Schwab International Index Fund
Actual Return	0.06%	$1,000.00	$ 903.00	$0.29
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.90	$0.31

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 365 days of the fiscal year.
[3]	For the period beginning with each fund’s commencement of operations through June 30, 2018, the investment adviser has voluntarily agreed to waive each fund’s management fees to 0.00%. If the investment adviser had not voluntarily agreed to waive each fund’s management fees the expense ratios would have been 0.04%, 0.04% and 0.05% for the Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, and Schwab U.S. Mid-Cap Index Fund, respectively. If the voluntary waiver had not been in place since commencement of operations throughout the entire most recent fiscal half-year the Expenses Paid During the period under the actual return and hypothetical 5% return example would have been the following; Schwab U.S. Large-Cap Growth Index Fund, $0.21 and $0.20, respectively, Schwab U.S. Large-Cap Value Index Fund, $0.20 and $0.20, respectively, and for Schwab U.S. Mid-Cap Index Fund, $0.25 and $0.26, respectively (see financial note 4).

Schwab Equity Index Funds  |  Annual Report

Schwab S&P 500 Index Fund
Financial Statements
Financial Highlights
	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$40.23	$33.38	$33.00	$31.99	$27.78
Income (loss) from investment operations:
Net investment income (loss)	0.80 [1]	0.74 [1]	0.69 [1]	0.67 [1]	0.56
Net realized and unrealized gains (losses)	2.12	6.99	0.69	0.92	4.13
Total from investment operations	2.92	7.73	1.38	1.59	4.69
Less distributions:
Distributions from net investment income	(0.72)	(0.69)	(0.68)	(0.58)	(0.48)
Distributions from net realized gains	(0.02)	(0.19)	(0.32)	—	—
Total distributions	(0.74)	(0.88)	(1.00)	(0.58)	(0.48)
Net asset value at end of period	$42.41	$40.23	$33.38	$33.00	$31.99
Total return	7.29%	23.57%	4.40%	5.10%	17.16%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.05% [2]	0.09%	0.09%	0.09%
Net operating expenses	N/A [3]	0.05% [2]	0.09%	0.09%	0.09%
Net investment income (loss)	1.88%	2.01%	2.12%	2.07%	1.89%
Portfolio turnover rate	2%	2%	2%	2%	2%
Net assets, end of period (x 1,000,000)	$34,410	$29,999	$22,675	$21,587	$20,473

1
Calculated based on the average shares outstanding during the period.
2
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
3
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of October 31, 2018

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 0.5%
Other Securities		0.5	187,377,075

Banks 6.0%
Bank of America Corp.	13,874,551	1.1	381,550,152
Citigroup, Inc.	3,759,597	0.7	246,103,220
JPMorgan Chase & Co.	5,018,898	1.6	547,160,260
Wells Fargo & Co.	6,474,192	1.0	344,621,240
Other Securities		1.6	539,799,234
		6.0	2,059,234,106

Capital Goods 6.5%
3M Co.	877,459	0.5	166,945,349
Honeywell International, Inc.	1,110,785	0.5	160,863,884
The Boeing Co.	798,238	0.8	283,262,737
Other Securities		4.7	1,611,939,105
		6.5	2,223,011,075

Commercial & Professional Services 0.7%
Other Securities		0.7	230,388,466

Consumer Durables & Apparel 1.1%
Other Securities		1.1	381,410,056

Consumer Services 1.7%
McDonald's Corp.	1,159,897	0.6	205,185,779
Other Securities		1.1	395,590,859
		1.7	600,776,638

Diversified Financials 5.2%
Berkshire Hathaway, Inc., Class B *	2,912,136	1.7	597,803,278
The Charles Schwab Corp. (a)	1,787,189	0.2	82,639,619
Other Securities		3.3	1,116,465,211
		5.2	1,796,908,108

Energy 5.7%
Chevron Corp.	2,861,949	0.9	319,536,606
Exxon Mobil Corp.	6,323,254	1.5	503,836,879
Other Securities		3.3	1,124,586,530
		5.7	1,947,960,015

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.6%
Walmart, Inc.	2,143,676	0.6	214,967,829
Other Securities		1.0	336,795,966
		1.6	551,763,795

Food, Beverage & Tobacco 4.1%
Altria Group, Inc.	2,816,400	0.5	183,178,656
PepsiCo, Inc.	2,113,296	0.7	237,492,204
Philip Morris International, Inc.	2,323,205	0.6	204,604,664
The Coca-Cola Co.	5,719,616	0.8	273,855,214
Other Securities		1.5	503,538,496
		4.1	1,402,669,234

Health Care Equipment & Services 6.7%
Abbott Laboratories	2,622,672	0.5	180,807,008
Medtronic plc	2,019,861	0.5	181,423,915
UnitedHealth Group, Inc.	1,437,759	1.1	375,758,315
Other Securities		4.6	1,562,745,206
		6.7	2,300,734,444

Household & Personal Products 1.6%
The Procter & Gamble Co.	3,715,479	1.0	329,488,678
Other Securities		0.6	234,887,565
		1.6	564,376,243

Insurance 2.3%
Other Securities		2.3	791,708,044

Materials 2.5%
DowDuPont, Inc.	3,451,538	0.5	186,106,929
Other Securities		2.0	689,847,198
		2.5	875,954,127

Media & Entertainment 8.0%
Alphabet, Inc., Class A *	446,461	1.4	486,901,437
Alphabet, Inc., Class C *	459,916	1.4	495,223,751
Comcast Corp., Class A	6,835,957	0.8	260,723,400
Facebook, Inc., Class A *	3,602,960	1.6	546,893,299
Netflix, Inc. *	650,783	0.6	196,393,294
The Walt Disney Co.	2,221,624	0.7	255,109,084
Other Securities		1.5	504,622,209
		8.0	2,745,866,474

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of October 31, 2018 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 8.3%
AbbVie, Inc.	2,262,506	0.5	176,136,092
Amgen, Inc.	967,553	0.5	186,534,543
Eli Lilly & Co.	1,429,821	0.5	155,049,789
Johnson & Johnson	4,007,255	1.6	560,975,627
Merck & Co., Inc.	3,973,236	0.8	292,469,902
Pfizer, Inc.	8,756,446	1.1	377,052,565
Other Securities		3.3	1,093,744,249
		8.3	2,841,962,767

Real Estate 2.8%
Other Securities		2.8	957,450,389

Retailing 6.3%
Amazon.com, Inc. *	611,796	2.8	977,656,126
The Home Depot, Inc.	1,708,116	0.9	300,423,442
Other Securities		2.6	904,776,456
		6.3	2,182,856,024

Semiconductors & Semiconductor Equipment 3.6%
Intel Corp.	6,890,052	0.9	323,005,638
NVIDIA Corp.	908,893	0.6	191,621,911
Other Securities		2.1	741,048,308
		3.6	1,255,675,857

Software & Services 10.6%
Accenture plc, Class A	957,149	0.4	150,865,825
Adobe Systems, Inc. *	732,375	0.5	179,988,480
International Business Machines Corp.	1,364,190	0.5	157,468,452
Mastercard, Inc., Class A	1,362,997	0.8	269,423,617
Microsoft Corp.	11,454,945	3.6	1,223,502,675
Oracle Corp.	4,224,014	0.6	206,300,844
salesforce.com, Inc. *	1,130,164	0.5	155,103,707
Visa, Inc., Class A	2,654,066	1.1	365,862,998
Other Securities		2.6	949,378,440
		10.6	3,657,895,038

Technology Hardware & Equipment 6.4%
Apple, Inc.	6,853,256	4.4	1,499,903,608
Cisco Systems, Inc.	6,833,864	0.9	312,649,278
Other Securities		1.1	377,578,705
		6.4	2,190,131,591

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 2.1%
AT&T, Inc.	10,850,840	1.0	332,903,771
Verizon Communications, Inc.	6,173,654	1.0	352,453,907
Other Securities		0.1	29,223,000
		2.1	714,580,678

Transportation 2.1%
Union Pacific Corp.	1,105,758	0.5	161,683,935
Other Securities		1.6	561,715,024
		2.1	723,398,959

Utilities 3.1%
Other Securities		3.1	1,059,687,391
Total Common Stock
(Cost $18,256,237,629)			34,243,776,594
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.4% of net assets

Time Deposits 0.4%
Other Securities		0.4	139,670,756
Total Short-Term Investments
(Cost $139,670,756)			139,670,756

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/21/18	1,250	169,443,750	(2,947,583)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	The rate shown is the current daily overnight rate.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended October 31, 2018:
	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 10/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	1,598,881	223,308	(35,000)	1,787,189	$815,358	$6,609	$691,956

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of October 31, 2018 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$34,243,776,594	$—	$—	$34,243,776,594
Short-Term Investments[1]	—	139,670,756	—	139,670,756
Liabilities
Futures Contracts[2]	(2,947,583)	—	—	(2,947,583)
Total	$34,240,829,011	$139,670,756	$—	$34,380,499,767
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Statement of Assets and Liabilities

As of October 31, 2018
Assets
Investment in affiliated issuer, at value (cost $37,574,589)		$82,639,619
Investments in unaffiliated issuers, at value (cost $18,358,333,796)		34,300,807,731
Deposit with broker for futures contracts		13,260,000
Receivables:
Investments sold		4,079,595
Fund shares sold		73,852,021
Dividends		30,712,919
Variation margin on futures contracts		1,359,706
Income from securities on loan		7,537
Interest	+	5,975
Total assets		34,506,725,103
Liabilities
Payables:
Investments bought		64,464,260
Investment adviser fees		898,907
Fund shares redeemed	+	31,634,450
Total liabilities		96,997,617
Net Assets
Total assets		34,506,725,103
Total liabilities	–	96,997,617
Net assets		$34,409,727,486
Net Assets by Source
Capital received from investors		17,871,253,613
Total distributable earnings[1]		16,538,473,873

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$34,409,727,486		811,308,441		$42.41

[1]	The SEC eliminated the requirement to disclose total distributable earnings by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 10 for additional information).

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Statement of Operations

For the period November 1, 2017 through October 31, 2018
Investment Income
Dividends received from affiliated issuer		$691,956
Dividends received from unaffiliated issuers		637,197,254
Interest		1,272,822
Securities on loan, net	+	458,450
Total investment income		639,620,482
Expenses
Investment adviser fees		10,065,164
Total expenses	–	10,065,164
Net investment income		629,555,318
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		6,609
Net realized gains on unaffiliated issuers		66,120,560
Net realized gains on futures contracts	+	15,844,561
Net realized gains		81,971,730
Net change in unrealized appreciation (depreciation) on affiliated issuer		815,358
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		1,496,778,563
Net change in unrealized appreciation (depreciation) on futures contracts	+	(4,055,289)
Net change in unrealized appreciation (depreciation)	+	1,493,538,632
Net realized and unrealized gains		1,575,510,362
Increase in net assets resulting from operations		$2,205,065,680

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	11/1/17-10/31/18		11/1/16-10/31/17
Net investment income		$629,555,318	$531,949,288
Net realized gains (losses)		81,971,730	(9,643,477)
Net change in unrealized appreciation (depreciation)	+	1,493,538,632	4,977,368,643
Increase in net assets from operations		2,205,065,680	5,499,674,454
Distributions to Shareholders1
Total distributions		($554,866,625)	($598,223,809)

Transactions in Fund Shares
		11/1/17-10/31/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		185,822,593	$7,893,283,318	179,562,912	$6,615,177,231
Shares reinvested		11,333,723	469,442,817	14,654,966	509,406,624
Shares redeemed	+	(131,541,240)	(5,601,858,204)	(127,842,782)	(4,701,911,186)
Net transactions in fund shares		65,615,076	$2,760,867,931	66,375,096	$2,422,672,669
Shares Outstanding and Net Assets
		11/1/17-10/31/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		745,693,365	$29,998,660,500	679,318,269	$22,674,537,186
Total increase	+	65,615,076	4,411,066,986	66,375,096	7,324,123,314
End of period[2]		811,308,441	$34,409,727,486	745,693,365	$29,998,660,500
[1]	For the period ended October 31, 2017, the fund distributed to shareholders $467,541,204 from net investment income and $130,682,605 from net realized gains. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 10 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $428,200,409 at October 31, 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Financial Statements
Financial Highlights
	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$62.61	$52.40	$53.67	$53.63	$48.31
Income (loss) from investment operations:
Net investment income (loss)[1]	1.18	1.08	0.95	0.94	0.83
Net realized and unrealized gains (losses)	3.05	10.96	0.92	1.40	6.74
Total from investment operations	4.23	12.04	1.87	2.34	7.57
Less distributions:
Distributions from net investment income	(1.10)	(0.97)	(0.96)	(0.86)	(0.75)
Distributions from net realized gains	(1.55)	(0.86)	(2.18)	(1.44)	(1.50)
Total distributions	(2.65)	(1.83)	(3.14)	(2.30)	(2.25)
Net asset value at end of period	$64.19	$62.61	$52.40	$53.67	$53.63
Total return	6.84%	23.52%	3.87%	4.66%	16.36%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%	0.14% [2]	0.33%	0.33%	0.33%
Net operating expenses	N/A [3]	0.12% [2]	0.29%	0.29%	0.29%
Net investment income (loss)	1.82%	1.87%	1.86%	1.77%	1.64%
Portfolio turnover rate	4%	5%	3%	4%	4%
Net assets, end of period (x 1,000,000)	$7,909	$7,681	$6,432	$6,550	$6,586

1
Calculated based on the average shares outstanding during the period.
2
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
3
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of October 31, 2018

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.8%
Other Securities		0.8	64,321,197

Banks 6.1%
Bank of America Corp.	2,856,261	1.0	78,547,178
Citigroup, Inc.	773,828	0.6	50,654,781
JPMorgan Chase & Co.	1,033,878	1.4	112,713,380
Wells Fargo & Co.	1,333,034	0.9	70,957,400
Other Securities		2.2	166,807,204
		6.1	479,679,943

Capital Goods 6.7%
3M Co.	180,854	0.4	34,409,282
Honeywell International, Inc.	228,017	0.4	33,021,422
The Boeing Co.	164,298	0.7	58,302,788
Other Securities		5.2	404,356,159
		6.7	530,089,651

Commercial & Professional Services 0.8%
Other Securities		0.8	63,396,007

Consumer Durables & Apparel 1.2%
Other Securities		1.2	90,965,268

Consumer Services 2.1%
McDonald's Corp.	238,489	0.5	42,188,704
Other Securities		1.6	122,460,235
		2.1	164,648,939

Diversified Financials 5.2%
Berkshire Hathaway, Inc., Class B *	599,756	1.6	123,117,912
The Charles Schwab Corp. (b)	368,065	0.2	17,019,325
Other Securities		3.4	274,202,839
		5.2	414,340,076

Energy 5.5%
Chevron Corp.	589,437	0.8	65,810,641
Exxon Mobil Corp.	1,302,741	1.3	103,802,403
Other Securities		3.4	264,541,841
		5.5	434,154,885

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.5%
Walmart, Inc.	442,206	0.6	44,344,418
Other Securities		0.9	72,607,081
		1.5	116,951,499

Food, Beverage & Tobacco 3.8%
Altria Group, Inc.	579,205	0.5	37,671,493
PepsiCo, Inc.	435,746	0.6	48,969,136
Philip Morris International, Inc.	478,165	0.5	42,111,992
The Coca-Cola Co.	1,176,942	0.7	56,351,983
Other Securities		1.5	118,245,665
		3.8	303,350,269

Health Care Equipment & Services 6.5%
Abbott Laboratories	539,301	0.5	37,179,411
Medtronic plc	415,222	0.5	37,295,240
UnitedHealth Group, Inc.	296,026	1.0	77,366,395
Other Securities		4.5	358,507,939
		6.5	510,348,985

Household & Personal Products 1.5%
The Procter & Gamble Co.	766,263	0.9	67,952,203
Other Securities		0.6	53,188,178
		1.5	121,140,381

Insurance 2.5%
Other Securities		2.5	200,602,527

Materials 2.8%
DowDuPont, Inc.	710,941	0.5	38,333,939
Other Securities		2.3	184,014,963
		2.8	222,348,902

Media & Entertainment 7.6%
Alphabet, Inc., Class A *	91,981	1.3	100,312,639
Alphabet, Inc., Class C *	94,742	1.3	102,015,343
Comcast Corp., Class A	1,405,955	0.7	53,623,124
Facebook, Inc., Class A *	742,452	1.4	112,696,789
Netflix, Inc. *	134,000	0.5	40,438,520
The Walt Disney Co.	457,540	0.7	52,539,318
Other Securities		1.7	140,841,056
		7.6	602,466,789

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of October 31, 2018 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 7.9%
AbbVie, Inc.	465,775	0.5	36,260,584
Amgen, Inc.	198,794	0.5	38,325,495
Eli Lilly & Co.	293,904	0.4	31,870,950
Johnson & Johnson	825,525	1.5	115,565,245
Merck & Co., Inc.	819,518	0.8	60,324,720
Pfizer, Inc.	1,803,607	1.0	77,663,317
Other Securities		3.2	268,158,493
		7.9	628,168,804

Real Estate 3.4%
Other Securities		3.4	272,220,452

Retailing 5.9%
Amazon.com, Inc. *	126,086	2.5	201,486,689
The Home Depot, Inc.	352,135	0.8	61,933,504
Other Securities		2.6	205,797,004
		5.9	469,217,197

Semiconductors & Semiconductor Equipment 3.6%
Intel Corp.	1,419,212	0.8	66,532,659
NVIDIA Corp.	186,999	0.5	39,424,999
Other Securities		2.3	176,042,145
		3.6	281,999,803

Software & Services 11.0%
Accenture plc, Class A	197,480	0.4	31,126,798
Adobe Systems, Inc. *	150,522	0.5	36,992,287
International Business Machines Corp.	280,688	0.4	32,399,816
Mastercard, Inc., Class A	280,529	0.7	55,452,167
Microsoft Corp.	2,359,444	3.2	252,012,214
Oracle Corp.	869,459	0.5	42,464,378
salesforce.com, Inc. *	232,240	0.4	31,872,618
Visa, Inc., Class A	546,200	1.0	75,293,670
Other Securities		3.9	310,918,852
		11.0	868,532,800

Technology Hardware & Equipment 6.2%
Apple, Inc.	1,411,816	3.9	308,990,050
Cisco Systems, Inc.	1,404,915	0.8	64,274,861
Other Securities		1.5	115,660,937
		6.2	488,925,848

Telecommunication Services 2.0%
AT&T, Inc.	2,233,602	0.9	68,526,909
Verizon Communications, Inc.	1,271,395	0.9	72,583,941
Other Securities		0.2	15,633,698
		2.0	156,744,548

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.1%
Union Pacific Corp.	227,824	0.4	33,312,425
Other Securities		1.7	131,084,233
		2.1	164,396,658

Utilities 3.1%
Other Securities		3.1	244,239,183
Total Common Stock
(Cost $2,167,214,529)			7,893,250,611

Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
Other Securities		0.1	9,919,797

Securities Lending Collateral 0.1%
Other Securities		0.1	8,913,700
Total Other Investment Companies
(Cost $18,833,497)			18,833,497

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/21/18	117	15,859,935	(492,861)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $8,703,941.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of October 31, 2018 (continued)

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended October 31, 2018:
	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 10/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	375,265	12,300	(19,500)	368,065	$97,737	$427,305	$149,149

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$7,893,250,611	$—	$—	$7,893,250,611
Other Investment Companies[1]	18,833,497	—	—	18,833,497
Liabilities
Futures Contracts[2]	(492,861)	—	—	(492,861)
Total	$7,911,591,247	$—	$—	$7,911,591,247
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Statement of Assets and Liabilities

As of October 31, 2018
Assets
Investment in affiliated issuer, at value (cost $2,304,057)		$17,019,325
Investments in unaffiliated issuers, at value (cost $2,174,830,269) including securities on loan of $8,703,941		7,886,151,083
Collateral invested for securities on loan, at value (cost $8,913,700)		8,913,700
Deposit with broker for futures contracts		1,092,000
Receivables:
Investments sold		10,635,248
Dividends		6,765,937
Fund shares sold		3,043,973
Variation margin on futures contracts		150,930
Income from securities on loan		13,698
Foreign tax reclaims	+	1,682
Total assets		7,933,787,576
Liabilities
Collateral held for securities on loan		8,913,700
Payables:
Investments bought		13,291,600
Investment adviser fees		345,947
Fund shares redeemed	+	2,086,095
Total liabilities		24,637,342
Net Assets
Total assets		7,933,787,576
Total liabilities	–	24,637,342
Net assets		$7,909,150,234
Net Assets by Source
Capital received from investors		1,753,878,281
Total distributable earnings[1]		6,155,271,953

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,909,150,234		123,223,355		$64.19

[1]	The SEC eliminated the requirement to disclose total distributable earnings by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 10 for additional information).

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Statement of Operations

For the period November 1, 2017 through October 31, 2018
Investment Income
Dividends received from affiliated issuer		$149,149
Dividends received from unaffiliated issuers (net of foreign withholding tax of $8,850)		150,545,991
Securities on loan, net	+	371,848
Total investment income		151,066,988
Expenses
Investment adviser fees		4,038,702
Total expenses	–	4,038,702
Net investment income		147,028,286
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		427,305
Net realized gains on unaffiliated issuers		282,064,000
Net realized gains on futures contracts	+	5,709,721
Net realized gains		288,201,026
Net change in unrealized appreciation (depreciation) on affiliated issuer		97,737
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		91,516,528
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,117,778)
Net change in unrealized appreciation (depreciation)	+	90,496,487
Net realized and unrealized gains		378,697,513
Increase in net assets resulting from operations		$525,725,799

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	11/1/17-10/31/18		11/1/16-10/31/17
Net investment income		$147,028,286	$133,035,258
Net realized gains		288,201,026	190,829,677
Net change in unrealized appreciation (depreciation)	+	90,496,487	1,158,864,872
Increase in net assets from operations		525,725,799	1,482,729,807
Distributions to Shareholders1
Total distributions		($324,267,848)	($222,794,384)

Transactions in Fund Shares
		11/1/17-10/31/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,381,000	$542,615,615	8,174,082	$469,813,117
Shares reinvested		4,263,951	268,287,801	3,447,950	186,706,519
Shares redeemed	+	(12,091,730)	(783,914,000)	(11,718,276)	(668,209,704)
Net transactions in fund shares		553,221	$26,989,416	(96,244)	($11,690,068)
Shares Outstanding and Net Assets
		11/1/17-10/31/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		122,670,134	$7,680,702,867	122,766,378	$6,432,457,512
Total increase or decrease	+	553,221	228,447,367	(96,244)	1,248,245,355
End of period[2]		123,223,355	$7,909,150,234	122,670,134	$7,680,702,867
[1]	For the period ended October 31, 2017, the fund distributed to shareholders $118,201,282 from net investment income and $104,593,102 from net realized gains. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 10 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $106,037,341 at October 31, 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Financial Statements
Financial Highlights
	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$31.45	$25.60	$26.29	$28.13	$27.62
Income (loss) from investment operations:
Net investment income (loss)[1]	0.43	0.38	0.39	0.38	0.35
Net realized and unrealized gains (losses)	0.20	6.62	0.59	(0.34)	1.76
Total from investment operations	0.63	7.00	0.98	0.04	2.11
Less distributions:
Distributions from net investment income	(0.39)	(0.39)	(0.36)	(0.34)	(0.31)
Distributions from net realized gains	(1.21)	(0.76)	(1.31)	(1.54)	(1.29)
Total distributions	(1.60)	(1.15)	(1.67)	(1.88)	(1.60)
Net asset value at end of period	$30.48	$31.45	$25.60	$26.29	$28.13
Total return	1.93%	27.84%	4.17%	0.36%	8.08%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%	0.10% [2]	0.20%	0.20%	0.21%
Net operating expenses	N/A [3]	0.09% [2]	0.17%	0.17%	0.17%
Net investment income (loss)	1.33%	1.31%	1.60%	1.37%	1.27%
Portfolio turnover rate	17%	11%	17%	17%	12%
Net assets, end of period (x 1,000,000)	$3,874	$3,531	$2,619	$2,607	$2,567

1
Calculated based on the average shares outstanding during the period.
2
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
3
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of October 31, 2018

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 1.0%
Other Securities		1.0	40,216,966

Banks 11.8%
Essent Group Ltd. *	183,967	0.2	7,251,979
First Financial Bankshares, Inc.	124,565	0.2	7,348,089
IBERIABANK Corp.	106,814	0.2	7,956,575
MB Financial, Inc.	158,949	0.2	7,055,746
MGIC Investment Corp. *	693,069	0.2	8,462,372
Radian Group, Inc.	413,839	0.2	7,941,570
Other Securities		10.6	412,464,603
		11.8	458,480,934

Capital Goods 9.3%
EMCOR Group, Inc.	110,980	0.2	7,877,360
Woodward, Inc.	102,425	0.2	7,542,577
Other Securities		8.9	343,401,471
		9.3	358,821,408

Commercial & Professional Services 4.1%
Insperity, Inc.	73,029	0.2	8,022,236
Tetra Tech, Inc.	106,235	0.2	7,015,759
Other Securities		3.7	142,369,053
		4.1	157,407,048

Consumer Durables & Apparel 2.8%
Deckers Outdoor Corp. *	57,903	0.2	7,363,525
Other Securities		2.6	99,710,099
		2.8	107,073,624

Consumer Services 3.9%
Planet Fitness, Inc., Class A *	169,543	0.2	8,322,866
Texas Roadhouse, Inc.	129,797	0.2	7,847,527
Other Securities		3.5	133,385,292
		3.9	149,555,685

Diversified Financials 3.2%
Blackstone Mortgage Trust, Inc., Class A	213,794	0.2	7,213,410
Green Dot Corp., Class A *	92,761	0.2	7,025,718
Other Securities		2.8	109,905,034
		3.2	124,144,162

Security	Number of Shares	% of Net Assets	Value ($)
Energy 4.6%
Other Securities		4.6	176,269,225

Food & Staples Retailing 0.6%
Other Securities		0.6	23,360,025

Food, Beverage & Tobacco 1.6%
Other Securities		1.6	63,682,920

Health Care Equipment & Services 6.9%
Globus Medical, Inc., Class A *	139,309	0.2	7,362,481
Haemonetics Corp. *	99,569	0.3	10,401,973
HealthEquity, Inc. *	103,730	0.2	9,522,414
LivaNova plc *	93,246	0.3	10,442,620
Medidata Solutions, Inc. *	110,831	0.2	7,791,419
Teladoc Health, Inc. *	128,635	0.2	8,919,551
Other Securities		5.5	212,495,421
		6.9	266,935,879

Household & Personal Products 0.6%
Other Securities		0.6	23,368,226

Insurance 2.8%
Kemper Corp.	101,049	0.2	7,597,874
Primerica, Inc.	82,647	0.2	9,069,682
Selective Insurance Group, Inc.	111,165	0.2	7,209,050
Other Securities		2.2	84,893,585
		2.8	108,770,191

Materials 4.0%
Ingevity Corp. *	81,335	0.2	7,407,992
Other Securities		3.8	146,223,055
		4.0	153,631,047

Media & Entertainment 2.5%
Other Securities		2.5	98,330,764

Pharmaceuticals, Biotechnology & Life Sciences 8.8%
Endo International plc *	430,737	0.2	7,296,685
Loxo Oncology, Inc. *	51,776	0.2	7,904,124
Other Securities		8.4	327,370,603
		8.8	342,571,412

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of October 31, 2018 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Real Estate 7.1%
First Industrial Realty Trust, Inc.	238,437	0.2	7,320,016
Sabra Health Care REIT, Inc.	341,361	0.2	7,390,466
Other Securities		6.7	258,980,560
		7.1	273,691,042

Retailing 4.6%
American Eagle Outfitters, Inc.	309,828	0.2	7,144,634
Etsy, Inc. *	229,167	0.3	9,744,181
Five Below, Inc. *	104,694	0.3	11,916,271
Ollie's Bargain Outlet Holdings, Inc. *	95,441	0.2	8,866,469
Other Securities		3.6	140,863,437
		4.6	178,534,992

Semiconductors & Semiconductor Equipment 2.4%
Cree, Inc. *	193,113	0.2	7,496,647
Entegris, Inc.	272,819	0.2	7,240,616
Integrated Device Technology, Inc. *	248,131	0.3	11,615,012
Other Securities		1.7	68,120,578
		2.4	94,472,853

Software & Services 7.0%
CACI International, Inc., Class A *	46,935	0.2	8,376,020
HubSpot, Inc. *	69,525	0.2	9,431,066
MAXIMUS, Inc.	122,059	0.2	7,930,173
New Relic, Inc. *	85,086	0.2	7,593,925
The Trade Desk, Inc., Class A *	62,467	0.2	7,717,798
Other Securities		6.0	229,255,323
		7.0	270,304,305

Technology Hardware & Equipment 4.3%
Ciena Corp. *	274,502	0.2	8,580,933
Other Securities		4.1	157,187,425
		4.3	165,768,358

Telecommunication Services 0.8%
Other Securities		0.8	32,211,936

Transportation 1.4%
Other Securities		1.4	55,433,421

Utilities 3.4%
ALLETE, Inc.	98,634	0.2	7,298,916
IDACORP, Inc.	96,498	0.2	8,999,403
New Jersey Resources Corp.	166,962	0.2	7,529,986
ONE Gas, Inc.	99,658	0.2	7,864,013
Portland General Electric Co.	170,988	0.2	7,708,139
Southwest Gas Holdings, Inc.	94,044	0.2	7,266,780
Other Securities		2.2	84,498,184
		3.4	131,165,421
Total Common Stock
(Cost $2,978,324,544)			3,854,201,844

Security	Number of Shares	% of Net Assets	Value ($)
Rights 0.0% of net assets

Materials 0.0%
Other Securities		0.0	97,183

Media & Entertainment 0.0%
Other Securities		0.0	14,883

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	158,825
Total Rights
(Cost $98,025)			270,891

Other Investment Company 2.0% of net assets

Securities Lending Collateral 2.0%
Wells Fargo Government Money Market Fund, Select Class 2.07% (c)	78,767,055	2.0	78,767,055
Total Other Investment Company
(Cost $78,767,055)			78,767,055
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.3% of net assets

Time Deposits 0.3%
Sumitomo Mitsui Banking Corp. 1.54%, 11/01/18 (d)	8,862,175	0.2	8,862,175
Other Securities		0.1	2,753,291
		0.3	11,615,466
Total Short-Term Investments
(Cost $11,615,466)			11,615,466

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini expires 12/21/18	242	18,293,990	(264,426)
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $76,500,514.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of October 31, 2018 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,700,570,797	$—	$—	$3,700,570,797
Materials	153,631,047	—	— *	153,631,047
Rights [1]
Materials	—	—	97,183	97,183
Media & Entertainment	—	—	14,883	14,883
Pharmaceuticals, Biotechnology & Life Sciences	—	—	158,825 *	158,825
Other Investment Company[1]	78,767,055	—	—	78,767,055
Short-Term Investments[1]	—	11,615,466	—	11,615,466
Liabilities
Futures Contracts[2]	(264,426)	—	—	(264,426)
Total	$3,932,704,473	$11,615,466	$270,891	$3,944,590,830
*	Level 3 amount shown includes securities determined to have no value at October 31, 2018.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Annual Report
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Schwab Small-Cap Index Fund
Statement of Assets and Liabilities

As of October 31, 2018
Assets
Investments in unaffiliated issuers, at value (cost $2,990,038,035) including securities on loan of $76,500,514		$3,866,088,201
Collateral invested for securities on loan, at value (cost $78,767,055)		78,767,055
Deposit with broker for futures contracts		2,404,650
Receivables:
Fund shares sold		6,860,421
Dividends		1,663,804
Income from securities on loan		301,179
Foreign tax reclaims		1,110
Interest	+	465
Total assets		3,956,086,885
Liabilities
Collateral held for securities on loan		78,767,055
Payables:
Investments bought		757,749
Investment adviser fees		170,794
Fund shares redeemed		2,579,740
Variation margin on futures contracts	+	1,934
Total liabilities		82,277,272
Net Assets
Total assets		3,956,086,885
Total liabilities	–	82,277,272
Net assets		$3,873,809,613
Net Assets by Source
Capital received from investors		2,707,685,810
Total distributable earnings[1]		1,166,123,803

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,873,809,613		127,083,163		$30.48

[1]	The SEC eliminated the requirement to disclose total distributable earnings by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 10 for additional information).

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Statement of Operations

For the period November 1, 2017 through October 31, 2018
Investment Income
Dividends (net of foreign withholding tax of $10,200)		$48,529,691
Interest		203,165
Securities on loan, net	+	5,662,634
Total investment income		54,395,490
Expenses
Investment adviser fees		1,963,962
Total expenses	–	1,963,962
Net investment income		52,431,528
Realized and Unrealized Gains (Losses)
Net realized gains on investments		265,293,599
Net realized losses on futures contracts		(1,142,214)
Net realized gains on foreign currency transactions	+	134
Net realized gains		264,151,519
Net change in unrealized appreciation (depreciation) on investments		(263,799,760)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(282,471)
Net change in unrealized appreciation (depreciation)	+	(264,082,231)
Net realized and unrealized gains		69,288
Increase in net assets resulting from operations		$52,500,816

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	11/1/17-10/31/18		11/1/16-10/31/17
Net investment income		$52,431,528	$41,398,028
Net realized gains		264,151,519	137,045,478
Net change in unrealized appreciation (depreciation)	+	(264,082,231)	563,299,358
Increase in net assets from operations		52,500,816	741,742,864
Distributions to Shareholders1
Total distributions		($181,272,871)	($117,896,583)

Transactions in Fund Shares
		11/1/17-10/31/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		31,415,062	$1,012,294,913	27,293,118	$793,122,741
Shares reinvested		5,063,226	156,403,042	3,628,372	102,973,212
Shares redeemed	+	(21,668,855)	(697,115,758)	(20,947,140)	(607,654,132)
Net transactions in fund shares		14,809,433	$471,582,197	9,974,350	$288,441,821
Shares Outstanding and Net Assets
		11/1/17-10/31/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		112,273,730	$3,530,999,471	102,299,380	$2,618,711,369
Total increase	+	14,809,433	342,810,142	9,974,350	912,288,102
End of period[2]		127,083,163	$3,873,809,613	112,273,730	$3,530,999,471
[1]	For the period ended October 31, 2017, the fund distributed to shareholders $39,963,730 from net investment income and $77,932,853 from net realized gains. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 10 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $29,935,898 at October 31, 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Financial Statements
Financial Highlights
	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$46.25	$38.19	$37.69	$36.96	$32.53
Income (loss) from investment operations:
Net investment income (loss)	0.88 [1]	0.80 [1]	0.75 [1]	0.72 [1]	0.60
Net realized and unrealized gains (losses)	2.12	8.19	0.75	0.83	4.49
Total from investment operations	3.00	8.99	1.50	1.55	5.09
Less distributions:
Distributions from net investment income	(0.76)	(0.74)	(0.70)	(0.61)	(0.51)
Distributions from net realized gains	(0.11)	(0.19)	(0.30)	(0.21)	(0.15)
Total distributions	(0.87)	(0.93)	(1.00)	(0.82)	(0.66)
Net asset value at end of period	$48.38	$46.25	$38.19	$37.69	$36.96
Total return	6.51%	23.89%	4.19%	4.36%	15.93%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.05% [2]	0.10%	0.11%	0.10%
Net operating expenses	N/A [3]	0.05% [2]	0.09%	0.09%	0.09%
Net investment income (loss)	1.80%	1.89%	2.03%	1.92%	1.79%
Portfolio turnover rate	4%	2%	1%	2%	1%
Net assets, end of period (x 1,000,000)	$8,410	$6,720	$4,850	$4,477	$4,049

1
Calculated based on the average shares outstanding during the period.
2
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
3
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of October 31, 2018

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.8%
Other Securities		0.8	69,302,999

Banks 6.3%
Bank of America Corp.	2,810,688	0.9	77,293,920
Citigroup, Inc.	761,031	0.6	49,817,089
JPMorgan Chase & Co.	1,017,335	1.3	110,909,862
Wells Fargo & Co.	1,311,461	0.8	69,809,069
Other Securities		2.7	224,495,885
		6.3	532,325,825

Capital Goods 6.9%
3M Co.	177,365	0.4	33,745,465
Honeywell International, Inc.	224,632	0.4	32,531,206
The Boeing Co.	161,631	0.7	57,356,377
Other Securities		5.4	453,708,563
		6.9	577,341,611

Commercial & Professional Services 1.0%
Other Securities		1.0	85,784,156

Consumer Durables & Apparel 1.3%
Other Securities		1.3	110,006,917

Consumer Services 2.2%
McDonald's Corp.	234,862	0.5	41,547,088
Other Securities		1.7	140,645,017
		2.2	182,192,105

Diversified Financials 5.2%
Berkshire Hathaway, Inc., Class B *	590,098	1.4	121,135,317
The Charles Schwab Corp. (b)	360,895	0.2	16,687,785
Other Securities		3.6	297,024,957
		5.2	434,848,059

Energy 5.5%
Chevron Corp.	579,876	0.8	64,743,155
Exxon Mobil Corp.	1,281,454	1.2	102,106,255
Other Securities		3.5	290,855,397
		5.5	457,704,807

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.4%
Walmart, Inc.	434,789	0.5	43,600,641
Other Securities		0.9	76,345,462
		1.4	119,946,103

Food, Beverage & Tobacco 3.7%
Altria Group, Inc.	569,775	0.4	37,058,166
PepsiCo, Inc.	428,435	0.6	48,147,525
Philip Morris International, Inc.	470,448	0.5	41,432,355
The Coca-Cola Co.	1,157,699	0.7	55,430,628
Other Securities		1.5	127,945,915
		3.7	310,014,589

Health Care Equipment & Services 6.5%
Abbott Laboratories	531,287	0.4	36,626,926
Medtronic plc	408,190	0.4	36,663,626
UnitedHealth Group, Inc.	291,236	0.9	76,114,529
Other Securities		4.8	395,107,011
		6.5	544,512,092

Household & Personal Products 1.5%
The Procter & Gamble Co.	753,064	0.8	66,781,715
Other Securities		0.7	56,515,672
		1.5	123,297,387

Insurance 2.6%
Other Securities		2.6	215,127,205

Materials 2.9%
DowDuPont, Inc.	699,372	0.4	37,710,138
Other Securities		2.5	207,508,685
		2.9	245,218,823

Media & Entertainment 7.3%
Alphabet, Inc., Class A *	90,520	1.2	98,719,302
Alphabet, Inc., Class C *	93,218	1.2	100,374,346
Comcast Corp., Class A	1,385,784	0.6	52,853,802
Facebook, Inc., Class A *	730,552	1.3	110,890,488
Netflix, Inc. *	131,986	0.5	39,830,735
The Walt Disney Co.	449,764	0.6	51,646,400
Other Securities		1.9	158,246,117
		7.3	612,561,190

Schwab Equity Index Funds  |  Annual Report
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Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of October 31, 2018 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 8.0%
AbbVie, Inc.	459,645	0.4	35,783,363
Amgen, Inc.	196,529	0.5	37,888,826
Eli Lilly & Co.	290,157	0.4	31,464,625
Johnson & Johnson	812,739	1.4	113,775,333
Merck & Co., Inc.	805,842	0.7	59,318,030
Pfizer, Inc.	1,773,807	0.9	76,380,129
Other Securities		3.7	320,595,642
		8.0	675,205,948

Real Estate 3.7%
Other Securities		3.7	312,434,061

Retailing 5.8%
Amazon.com, Inc. *	124,027	2.4	198,196,386
The Home Depot, Inc.	346,139	0.7	60,878,927
Other Securities		2.7	230,436,538
		5.8	489,511,851

Semiconductors & Semiconductor Equipment 3.5%
Intel Corp.	1,396,395	0.8	65,462,998
NVIDIA Corp.	184,190	0.5	38,832,778
Other Securities		2.2	185,430,633
		3.5	289,726,409

Software & Services 10.7%
Adobe Systems, Inc. *	148,365	0.4	36,462,182
International Business Machines Corp.	275,971	0.4	31,855,333
Mastercard, Inc., Class A	275,904	0.6	54,537,944
Microsoft Corp.	2,322,119	2.9	248,025,530
Oracle Corp.	854,509	0.5	41,734,220
salesforce.com, Inc. *	229,155	0.4	31,449,232
Visa, Inc., Class A	537,553	0.9	74,101,681
Other Securities		4.6	382,606,417
		10.7	900,772,539

Technology Hardware & Equipment 6.0%
Apple, Inc.	1,389,523	3.6	304,111,004
Cisco Systems, Inc.	1,382,925	0.8	63,268,819
Other Securities		1.6	139,716,170
		6.0	507,095,993

Telecommunication Services 1.9%
AT&T, Inc.	2,199,044	0.8	67,466,670
Verizon Communications, Inc.	1,250,249	0.8	71,376,715
Other Securities		0.3	21,483,106
		1.9	160,326,491

Transportation 2.0%
Union Pacific Corp.	223,393	0.4	32,664,524
Other Securities		1.6	137,894,220
		2.0	170,558,744

Security	Number of Shares	% of Net Assets	Value ($)
Utilities 3.0%
Other Securities		3.0	255,071,767
Total Common Stock
(Cost $5,288,783,063)			8,380,887,671

Rights 0.0% of net assets

Materials 0.0%
Other Securities		0.0	15,620

Media & Entertainment 0.0%
Other Securities		0.0	1,566

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—
Total Rights
(Cost $15,620)			17,186

Other Investment Company 0.2% of net assets

Securities Lending Collateral 0.2%
Other Securities		0.2	16,590,873
Total Other Investment Company
(Cost $16,590,873)			16,590,873
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
Sumitomo Mitsui Banking Corp. 1.54%, 11/01/18 (e)	50,926,933	0.6	50,926,933
Total Short-Term Investment
(Cost $50,926,933)			50,926,933

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini expires 12/21/18	58	4,384,510	65,564
S&P 500 Index, e-mini, expires 12/21/18	187	25,348,785	316,155
Net Unrealized Appreciation			381,719

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of October 31, 2018 (continued)

For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $16,242,587.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended October 31, 2018:
	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 10/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	292,470	68,425	—	360,895	$2,107	$—	$134,097

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$8,068,453,610	$—	$—	$8,068,453,610
Real Estate	312,434,061	—	— *	312,434,061
Rights [1]
Materials	—	—	15,620	15,620
Media & Entertainment	—	—	1,566	1,566
Pharmaceuticals, Biotechnology & Life Sciences	—	—	— *	—
Other Investment Company[1]	16,590,873	—	—	16,590,873
Short-Term Investment[1]	—	50,926,933	—	50,926,933
Futures Contracts[2]	381,719	—	—	381,719
Total	$8,397,860,263	$50,926,933	$17,186	$8,448,804,382
*	Level 3 amount shown includes securities determined to have no value at October 31, 2018.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Statement of Assets and Liabilities

As of October 31, 2018
Assets
Investment in affiliated issuer, at value (cost $10,612,684)		$16,687,785
Investments in unaffiliated issuers, at value (cost $5,329,112,932) including securities on loan of $16,242,587		8,415,144,005
Collateral invested for securities on loan, at value (cost $16,590,873)		16,590,873
Deposit with broker for futures contracts		3,066,300
Receivables:
Fund shares sold		13,374,668
Dividends		6,855,920
Variation margin on futures contracts		184,765
Income from securities on loan		51,399
Interest		2,179
Foreign tax reclaims	+	1,891
Total assets		8,471,959,785
Liabilities
Collateral held for securities on loan		16,590,873
Payables:
Investments bought		40,111,554
Investment adviser fees		219,468
Fund shares redeemed	+	5,487,753
Total liabilities		62,409,648
Net Assets
Total assets		8,471,959,785
Total liabilities	–	62,409,648
Net assets		$8,409,550,137
Net Assets by Source
Capital received from investors		5,202,715,177
Total distributable earnings[1]		3,206,834,960

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,409,550,137		173,831,665		$48.38

[1]	The SEC eliminated the requirement to disclose total distributable earnings by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 10 for additional information).

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Statement of Operations

For the period November 1, 2017 through October 31, 2018
Investment Income
Dividends received from affiliated issuer		$134,097
Dividends received from unaffiliated issuers (net of foreign withholding tax of $9,434)		143,792,252
Interest		333,961
Securities on loan, net	+	1,142,962
Total investment income		145,403,272
Expenses
Investment adviser fees		2,385,983
Total expenses	–	2,385,983
Net investment income		143,017,289
Realized and Unrealized Gains (Losses)
Net realized gains on unaffiliated issuers		22,394,880
Net realized gains on futures contracts	+	4,021,251
Net realized gains		26,416,131
Net change in unrealized appreciation (depreciation) on affiliated issuer		2,107
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		268,594,789
Net change in unrealized appreciation (depreciation) on futures contracts	+	302,646
Net change in unrealized appreciation (depreciation)	+	268,899,542
Net realized and unrealized gains		295,315,673
Increase in net assets resulting from operations		$438,332,962

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	11/1/17-10/31/18		11/1/16-10/31/17
Net investment income		$143,017,289	$110,463,299
Net realized gains		26,416,131	14,786,674
Net change in unrealized appreciation (depreciation)	+	268,899,542	1,093,607,653
Increase in net assets from operations		438,332,962	1,218,857,626
Distributions to Shareholders1
Total distributions		($129,534,008)	($119,038,332)

Transactions in Fund Shares
		11/1/17-10/31/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		47,531,781	$2,314,728,323	34,191,936	$1,448,154,476
Shares reinvested		2,083,482	98,965,373	2,290,335	91,911,175
Shares redeemed	+	(21,085,111)	(1,033,026,077)	(18,204,725)	(770,224,655)
Net transactions in fund shares		28,530,152	$1,380,667,619	18,277,546	$769,840,996
Shares Outstanding and Net Assets
		11/1/17-10/31/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		145,301,513	$6,720,083,564	127,023,967	$4,850,423,274
Total increase	+	28,530,152	1,689,466,573	18,277,546	1,869,660,290
End of period[2]		173,831,665	$8,409,550,137	145,301,513	$6,720,083,564
[1]	For the period ended October 31, 2017, the fund distributed to shareholders $94,787,157 from net investment income and $24,251,175 from net realized gains. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 10 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $88,171,320 at October 31, 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab Equity Index Funds  |  Annual Report
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Schwab U.S. Large-Cap Growth Index Fund
Financial Statements
Financial Highlights
12/20/17 [1]– 10/31/18
Per-Share Data
Net asset value at beginning of period	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.46
Net realized and unrealized gains (losses)	1.91 [3]
Total from investment operations	2.37
Net asset value at end of period	$42.37
Total return	5.93% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [5],[6]
Net operating expenses	0.02% [5],[6]
Net investment income (loss)	1.23% [5]
Portfolio turnover rate	23% [4]
Net assets, end of period (x 1,000,000)	$93

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
4
Not annualized.
5
Annualized.
6
The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018. The ratio presented for period ended 10/31/18 is a blended ratio (see financial note 4).

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Condensed Portfolio Holdings  as of October 31, 2018

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.6%
Other Securities		0.6	534,822

Banks 0.2%
Other Securities		0.2	162,009

Capital Goods 8.0%
3M Co.	3,488	0.7	663,627
Caterpillar, Inc.	3,908	0.5	474,119
Honeywell International, Inc.	3,393	0.5	491,374
Lockheed Martin Corp.	1,660	0.5	487,791
The Boeing Co.	3,968	1.5	1,408,084
Other Securities		4.3	3,864,649
		8.0	7,389,644

Commercial & Professional Services 1.0%
Other Securities		1.0	949,099

Consumer Durables & Apparel 1.5%
NIKE, Inc., Class B	9,187	0.7	689,392
Other Securities		0.8	749,999
		1.5	1,439,391

Consumer Services 2.2%
Starbucks Corp.	9,618	0.6	560,441
Other Securities		1.6	1,493,593
		2.2	2,054,034

Diversified Financials 3.2%
The Charles Schwab Corp. (a)	8,764	0.4	405,247
Other Securities		2.8	2,559,034
		3.2	2,964,281

Energy 0.8%
Other Securities		0.8	787,127

Food & Staples Retailing 1.1%
Costco Wholesale Corp.	3,200	0.8	731,616
Other Securities		0.3	276,007
		1.1	1,007,623

Security	Number of Shares	% of Net Assets	Value ($)
Food, Beverage & Tobacco 4.0%
Altria Group, Inc.	13,872	1.0	902,235
PepsiCo, Inc.	9,205	1.1	1,034,458
The Coca-Cola Co.	21,752	1.1	1,041,486
Other Securities		0.8	764,659
		4.0	3,742,838

Health Care Equipment & Services 6.2%
Intuitive Surgical, Inc. *	822	0.5	428,410
Stryker Corp.	2,499	0.4	405,388
UnitedHealth Group, Inc.	7,002	2.0	1,829,973
Other Securities		3.3	3,067,820
		6.2	5,731,591

Household & Personal Products 0.8%
Other Securities		0.8	770,746

Insurance 1.0%
Other Securities		1.0	891,714

Materials 1.8%
Linde plc	2,471	0.4	408,876
Other Securities		1.4	1,234,804
		1.8	1,643,680

Media & Entertainment 11.8%
Activision Blizzard, Inc.	5,513	0.4	380,673
Alphabet, Inc., Class A *	2,189	2.6	2,387,280
Alphabet, Inc., Class C *	2,230	2.6	2,401,197
Facebook, Inc., Class A *	17,420	2.9	2,644,182
Netflix, Inc. *	3,052	1.0	921,033
The Walt Disney Co.	7,818	1.0	897,741
Other Securities		1.3	1,324,163
		11.8	10,956,269

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
AbbVie, Inc.	11,099	0.9	864,057
Amgen, Inc.	4,462	0.9	860,229
Biogen, Inc. *	1,397	0.5	425,065
Eli Lilly & Co.	4,300	0.5	466,292
Gilead Sciences, Inc.	7,060	0.5	481,351
Johnson & Johnson	3,539	0.5	495,425
Other Securities		3.6	3,293,025
		7.4	6,885,444

Schwab Equity Index Funds  |  Annual Report
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Schwab U.S. Large-Cap Growth Index Fund
Condensed Portfolio Holdings  as of October 31, 2018 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Real Estate 2.2%
American Tower Corp.	3,211	0.5	500,306
Simon Property Group, Inc.	2,070	0.4	379,886
Other Securities		1.3	1,138,506
		2.2	2,018,698

Retailing 10.4%
Amazon.com, Inc. *	2,978	5.1	4,758,874
Booking Holdings, Inc. *	347	0.7	650,479
Lowe's Cos., Inc.	5,978	0.6	569,225
The Home Depot, Inc.	8,442	1.6	1,484,779
The TJX Cos., Inc.	4,590	0.5	504,349
Other Securities		1.9	1,654,599
		10.4	9,622,305

Semiconductors & Semiconductor Equipment 3.9%
Broadcom, Inc.	1,892	0.5	422,843
NVIDIA Corp.	4,264	1.0	898,979
Texas Instruments, Inc.	7,181	0.7	666,612
Other Securities		1.7	1,606,825
		3.9	3,595,259

Software & Services 19.3%
Accenture plc, Class A	4,713	0.8	742,863
Adobe Systems, Inc. *	3,601	1.0	884,982
Automatic Data Processing, Inc.	3,229	0.5	465,234
International Business Machines Corp.	4,840	0.6	558,681
Mastercard, Inc., Class A	6,731	1.4	1,330,517
Microsoft Corp.	52,581	6.1	5,616,177
PayPal Holdings, Inc. *	8,702	0.8	732,621
salesforce.com, Inc. *	5,168	0.8	709,256
Visa, Inc., Class A	13,099	1.9	1,805,697
Other Securities		5.4	5,027,557
		19.3	17,873,585

Technology Hardware & Equipment 9.5%
Apple, Inc.	35,410	8.4	7,749,833
Other Securities		1.1	1,039,424
		9.5	8,789,257

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 0.1%
Other Securities		0.1	143,855

Transportation 2.7%
FedEx Corp.	1,812	0.4	399,256
Union Pacific Corp.	4,979	0.8	728,029
United Parcel Service, Inc., Class B	5,059	0.6	538,986
Other Securities		0.9	821,305
		2.7	2,487,576
Total Common Stock
(Cost $91,993,901)			92,440,847

Other Investment Company 0.3% of net assets

Money Market Fund 0.3%
Other Securities		0.3	272,816
Total Other Investment Company
(Cost $272,816)			272,816

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Growth Index, e-mini, expires 12/21/18	5	356,975	6,930
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended October 31, 2018:
	Balance of Shares Held at 12/20/17(a)	Gross Purchases	Gross Sales	Balance of Shares Held at 10/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	—	9,126	(362)	8,764	($58,164)	($2,777)	$1,595
(a)	Commencement of operations.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Condensed Portfolio Holdings  as of October 31, 2018 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$92,440,847	$—	$—	$92,440,847
Other Investment Company[1]	272,816	—	—	272,816
Futures Contracts[2]	6,930	—	—	6,930
Total	$92,720,593	$—	$—	$92,720,593
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Statement of Assets and Liabilities

As of October 31, 2018
Assets
Investment in affiliated issuer, at value (cost $463,411)		$405,247
Investments in unaffiliated issuers, at value (cost $91,803,306)		92,308,416
Deposit with broker for futures contracts		37,700
Receivables:
Investments sold		111,577
Fund shares sold		227,504
Dividends		47,176
Variation margin on futures contracts	+	11,167
Total assets		93,148,787
Liabilities
Payables:
Investments bought		313,015
Investment adviser fees		3,199
Fund shares redeemed	+	80,664
Total liabilities		396,878
Net Assets
Total assets		93,148,787
Total liabilities	–	396,878
Net assets		$92,751,909
Net Assets by Source
Capital received from investors		92,163,204
Total distributable earnings[1]		588,705

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$92,751,909		2,188,946		$42.37

[1]	The SEC eliminated the requirement to disclose total distributable earnings by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 10 for additional information).

Schwab Equity Index Funds  |  Annual Report
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Schwab U.S. Large-Cap Growth Index Fund
Statement of Operations

For the period December 20, 2017* through October 31, 2018
Investment Income
Dividends received from affiliated issuer		$1,595
Dividends received from unaffiliated issuers (net of foreign withholding tax of $13)	+	664,044
Total investment income		665,639
Expenses
Investment adviser fees		21,284
Total expenses		21,284
Expense reduction by CSIM and its affiliates	–	9,664
Net expenses	–	11,620
Net investment income		654,019
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(2,777)
Net realized losses on unaffiliated issuers		(518,133)
Net realized gains on futures contracts	+	1,538
Net realized losses		(519,372)
Net change in unrealized appreciation (depreciation) on affiliated issuer		(58,164)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		505,110
Net change in unrealized appreciation (depreciation) on futures contracts	+	6,930
Net change in unrealized appreciation (depreciation)	+	453,876
Net realized and unrealized losses		(65,496)
Increase in net assets resulting from operations		$588,523
*	Commencement of operations.

Schwab Equity Index Funds  |  Annual Report
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Schwab U.S. Large-Cap Growth Index Fund
Statement of Changes in Net Assets

For the current period only. Because the fund commenced operations on December 20, 2017, it has no prior report period
Operations
	12/20/17*-10/31/18
Net investment income		$654,019
Net realized losses		(519,372)
Net change in unrealized appreciation (depreciation)	+	453,876
Increase in net assets from operations		588,523

Transactions in Fund Shares
		12/20/17*-10/31/18
		SHARES	VALUE
Shares sold		2,550,923	$107,925,443
Shares redeemed	+	(361,977)	(15,762,057)
Net transactions in fund shares		2,188,946	$92,163,386
Shares Outstanding and Net Assets
		12/20/17*-10/31/18
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	2,188,946	92,751,909
End of period		2,188,946	$92,751,909
*	Commencement of operations.

Schwab Equity Index Funds  |  Annual Report
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Schwab U.S. Large-Cap Value Index Fund
Financial Statements
Financial Highlights
12/20/17 [1]– 10/31/18
Per-Share Data
Net asset value at beginning of period	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.82
Net realized and unrealized gains (losses)	(1.31)
Total from investment operations	(0.49)
Net asset value at end of period	$39.51
Total return	(1.23%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [4],[5]
Net operating expenses	0.02% [4],[5]
Net investment income (loss)	2.36% [4]
Portfolio turnover rate	22% [3]
Net assets, end of period (x 1,000,000)	$70

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018. The ratio presented for period ended 10/31/18 is a blended ratio (see financial note 4).

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Condensed Portfolio Holdings  as of October 31, 2018

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.9%
General Motors Co.	7,047	0.4	257,850
Other Securities		0.5	396,426
		0.9	654,276

Banks 11.5%
Bank of America Corp.	50,074	2.0	1,377,035
Citigroup, Inc.	13,542	1.3	886,459
JPMorgan Chase & Co.	17,990	2.8	1,961,270
The PNC Financial Services Group, Inc.	2,491	0.5	320,069
U.S. Bancorp	8,267	0.6	432,116
Wells Fargo & Co.	23,342	1.8	1,242,495
Other Securities		2.5	1,794,952
		11.5	8,014,396

Capital Goods 5.4%
General Electric Co.	46,354	0.7	468,175
United Technologies Corp.	4,023	0.7	499,697
Other Securities		4.0	2,775,330
		5.4	3,743,202

Commercial & Professional Services 0.6%
Other Securities		0.6	407,068

Consumer Durables & Apparel 0.8%
Other Securities		0.8	557,845

Consumer Services 1.9%
McDonald's Corp.	3,370	0.9	596,153
Other Securities		1.0	747,764
		1.9	1,343,917

Diversified Financials 7.2%
Berkshire Hathaway, Inc., Class B *	9,106	2.7	1,869,280
BlackRock, Inc.	659	0.4	271,126
CME Group, Inc.	1,664	0.4	304,911
Morgan Stanley	6,613	0.4	301,950
The Goldman Sachs Group, Inc.	1,903	0.6	428,879
Other Securities		2.7	1,875,443
		7.2	5,051,589

Security	Number of Shares	% of Net Assets	Value ($)
Energy 10.0%
Chevron Corp.	10,242	1.6	1,143,519
ConocoPhillips	6,298	0.6	440,230
EOG Resources, Inc.	2,757	0.4	290,422
Exxon Mobil Corp.	22,786	2.6	1,815,589
Occidental Petroleum Corp.	4,115	0.4	275,993
Schlumberger Ltd.	7,452	0.5	382,362
Other Securities		3.9	2,624,845
		10.0	6,972,960

Food & Staples Retailing 1.9%
Walgreens Boots Alliance, Inc.	4,550	0.5	362,954
Walmart, Inc.	7,668	1.1	768,947
Other Securities		0.3	183,255
		1.9	1,315,156

Food, Beverage & Tobacco 3.7%
Mondelez International, Inc., Class A	7,784	0.5	326,772
Philip Morris International, Inc.	8,352	1.1	735,561
Other Securities		2.1	1,504,512
		3.7	2,566,845

Health Care Equipment & Services 6.7%
Abbott Laboratories	9,202	0.9	634,386
Anthem, Inc.	1,403	0.6	386,625
Becton, Dickinson & Co.	1,291	0.4	297,575
CVS Health Corp.	5,465	0.6	395,611
Danaher Corp.	3,328	0.5	330,803
Express Scripts Holding Co. *	2,771	0.4	268,704
Medtronic plc	7,278	0.9	653,710
Other Securities		2.4	1,700,262
		6.7	4,667,676

Household & Personal Products 2.2%
The Procter & Gamble Co.	13,398	1.7	1,188,135
Other Securities		0.5	353,996
		2.2	1,542,131

Insurance 4.1%
Chubb Ltd.	2,494	0.4	311,525
Other Securities		3.7	2,511,969
		4.1	2,823,494

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Condensed Portfolio Holdings  as of October 31, 2018 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Materials 3.9%
DowDuPont, Inc.	12,490	1.0	673,461
Other Securities		2.9	2,059,896
		3.9	2,733,357

Media & Entertainment 3.3%
Comcast Corp., Class A	24,570	1.3	937,100
The Walt Disney Co.	2,279	0.4	261,698
Other Securities		1.6	1,079,178
		3.3	2,277,976

Pharmaceuticals, Biotechnology & Life Sciences 8.5%
Allergan plc	1,822	0.4	287,894
Johnson & Johnson	11,841	2.4	1,657,622
Merck & Co., Inc.	13,361	1.4	983,503
Pfizer, Inc.	31,203	1.9	1,343,601
Thermo Fisher Scientific, Inc.	2,027	0.7	473,609
Other Securities		1.7	1,194,421
		8.5	5,940,650

Real Estate 4.7%
Other Securities		4.7	3,284,070

Retailing 1.6%
Other Securities		1.6	1,095,405

Semiconductors & Semiconductor Equipment 3.4%
Intel Corp.	24,820	1.7	1,163,562
QUALCOMM, Inc.	7,968	0.7	501,108
Other Securities		1.0	694,663
		3.4	2,359,333

Software & Services 2.9%
Oracle Corp.	13,602	1.0	664,322
Other Securities		1.9	1,391,056
		2.9	2,055,378

Technology Hardware & Equipment 3.1%
Cisco Systems, Inc.	25,310	1.7	1,157,933
Other Securities		1.4	1,035,912
		3.1	2,193,845

Telecommunication Services 3.8%
AT&T, Inc.	39,100	1.7	1,199,588
Verizon Communications, Inc.	22,247	1.8	1,270,081
Other Securities		0.3	185,875
		3.8	2,655,544

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 1.6%
Other Securities		1.6	1,083,941

Utilities 5.9%
Duke Energy Corp.	3,831	0.5	316,556
NextEra Energy, Inc.	2,535	0.6	437,287
Other Securities		4.8	3,392,626
		5.9	4,146,469
Total Common Stock
(Cost $71,130,258)			69,486,523

Other Investment Companies 0.3% of net assets

Equity Fund 0.0%
Other Securities		0.0	23,890

Money Market Fund 0.3%
Other Securities		0.3	194,280
Total Other Investment Companies
(Cost $218,300)			218,170

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Value Index, e-mini, expires 12/21/18	4	235,840	880
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Condensed Portfolio Holdings  as of October 31, 2018 (continued)

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended October 31, 2018:
	Balance of Shares Held at 12/20/17(a)	Gross Purchases	Gross Sales	Balance of Shares Held at 10/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	—	1,144	(1,144)	—	$—	$1,887	$149
(a)	Commencement of operations.

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$69,486,523	$—	$—	$69,486,523
Other Investment Companies[1]	218,170	—	—	218,170
Futures Contracts[2]	880	—	—	880
Total	$69,705,573	$—	$—	$69,705,573
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Statement of Assets and Liabilities

As of October 31, 2018
Assets
Investments in unaffiliated issuers, at value (cost $71,348,558)		$69,704,693
Deposit with broker for futures contracts		26,400
Receivables:
Investments sold		41,804
Fund shares sold		356,180
Dividends		80,079
Variation margin on futures contracts		900
Foreign tax reclaims	+	29
Total assets		70,210,085
Liabilities
Payables:
Investments bought		410,115
Investment adviser fees		2,336
Fund shares redeemed	+	48,742
Total liabilities		461,193
Net Assets
Total assets		70,210,085
Total liabilities	–	461,193
Net assets		$69,748,892
Net Assets by Source
Capital received from investors		70,733,861
Total distributable loss[1]		(984,969)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$69,748,892		1,765,159		$39.51

[1]	The SEC eliminated the requirement to disclose total distributable earnings by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 10 for additional information).

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Statement of Operations

For the period December 20, 2017* through October 31, 2018
Investment Income
Dividends received from affiliated issuer		$149
Dividends received from unaffiliated issuers (net of foreign withholding tax of $114)	+	1,010,975
Total investment income		1,011,124
Expenses
Investment adviser fees		16,983
Total expenses		16,983
Expense reduction by CSIM and its affiliates	–	8,219
Net expenses	–	8,764
Net investment income		1,002,360
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		1,887
Net realized losses on unaffiliated issuers		(312,786)
Net realized losses on futures contracts	+	(34,006)
Net realized losses		(344,905)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		(1,643,865)
Net change in unrealized appreciation (depreciation) on futures contracts	+	880
Net change in unrealized appreciation (depreciation)	+	(1,642,985)
Net realized and unrealized losses		(1,987,890)
Decrease in net assets resulting from operations		($985,530)
*	Commencement of operations.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Statement of Changes in Net Assets

For the current period only. Because the fund commenced operations on December 20, 2017, it has no prior report period
Operations
	12/20/17*-10/31/18
Net investment income		$1,002,360
Net realized losses		(344,905)
Net change in unrealized appreciation (depreciation)	+	(1,642,985)
Decrease in net assets from operations		(985,530)

Transactions in Fund Shares
		12/20/17*-10/31/18
		SHARES	VALUE
Shares sold		1,995,233	$80,009,188
Shares redeemed	+	(230,074)	(9,274,766)
Net transactions in fund shares		1,765,159	$70,734,422
Shares Outstanding and Net Assets
		12/20/17*-10/31/18
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	1,765,159	69,748,892
End of period		1,765,159	$69,748,892
*	Commencement of operations.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Financial Statements
Financial Highlights
12/20/17 [1]– 10/31/18
Per-Share Data
Net asset value at beginning of period	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.59
Net realized and unrealized gains (losses)	(1.04)
Total from investment operations	(0.45)
Net asset value at end of period	$39.55
Total return	(1.13%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [4],[5]
Net operating expenses	0.03% [4],[5]
Net investment income (loss)	1.65% [4]
Portfolio turnover rate	15% [3]
Net assets, end of period (x 1,000,000)	$171

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018. The ratio presented for period ended 10/31/18 is a blended ratio (see financial note 4).

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Condensed Portfolio Holdings  as of October 31, 2018

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.9%
Other Securities		0.9	1,539,305

Banks 4.5%
M&T Bank Corp.	3,543	0.3	586,048
SunTrust Banks, Inc.	11,369	0.4	712,382
Other Securities		3.8	6,482,057
		4.5	7,780,487

Capital Goods 9.2%
Fortive Corp.	7,183	0.3	533,338
Ingersoll-Rand plc	5,998	0.3	575,448
Rockwell Collins, Inc.	4,005	0.3	512,720
Roper Technologies, Inc.	2,476	0.4	700,460
Other Securities		7.9	13,439,748
		9.2	15,761,714

Commercial & Professional Services 2.4%
Other Securities		2.4	4,080,065

Consumer Durables & Apparel 2.9%
VF Corp.	7,922	0.4	656,575
Other Securities		2.5	4,394,987
		2.9	5,051,562

Consumer Services 3.0%
Other Securities		3.0	5,211,485

Diversified Financials 5.0%
Discover Financial Services	8,377	0.3	583,626
Moody's Corp.	4,073	0.3	592,540
Synchrony Financial	18,164	0.3	524,576
T. Rowe Price Group, Inc.	5,776	0.3	560,214
Other Securities		3.8	6,385,952
		5.0	8,646,908

Energy 4.8%
Concho Resources, Inc. *	4,761	0.4	662,207
ONEOK, Inc.	10,033	0.4	658,165
The Williams Cos., Inc.	29,755	0.4	723,939
Other Securities		3.6	6,113,921
		4.8	8,158,232

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 0.5%
The Kroger Co.	19,414	0.3	577,761
Other Securities		0.2	348,503
		0.5	926,264

Food, Beverage & Tobacco 3.1%
Archer-Daniels-Midland Co.	13,654	0.4	645,152
Other Securities		2.7	4,595,377
		3.1	5,240,529

Health Care Equipment & Services 6.1%
Centene Corp. *	4,961	0.4	646,517
Edwards Lifesciences Corp. *	5,139	0.4	758,516
Zimmer Biomet Holdings, Inc.	4,986	0.3	566,360
Other Securities		5.0	8,419,210
		6.1	10,390,603

Household & Personal Products 0.8%
Other Securities		0.8	1,325,197

Insurance 3.7%
Other Securities		3.7	6,284,414

Materials 5.0%
Other Securities		5.0	8,559,765

Media & Entertainment 3.3%
Twitter, Inc. *	17,311	0.4	601,557
Other Securities		2.9	4,993,320
		3.3	5,594,877

Pharmaceuticals, Biotechnology & Life Sciences 3.8%
Agilent Technologies, Inc.	7,890	0.3	511,193
Other Securities		3.5	5,949,094
		3.8	6,460,287

Real Estate 8.8%
AvalonBay Communities, Inc.	3,377	0.3	592,258
Digital Realty Trust, Inc.	5,034	0.3	519,811
Equity Residential	8,776	0.3	570,089
Welltower, Inc.	9,106	0.4	601,633
Other Securities		7.5	12,786,966
		8.8	15,070,757

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Condensed Portfolio Holdings  as of October 31, 2018 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Retailing 5.1%
Dollar General Corp.	6,580	0.4	732,880
O'Reilly Automotive, Inc. *	1,932	0.4	619,689
Ross Stores, Inc.	9,071	0.5	898,029
Other Securities		3.8	6,506,095
		5.1	8,756,693

Semiconductors & Semiconductor Equipment 3.0%
Analog Devices, Inc.	9,038	0.4	756,571
Lam Research Corp.	3,853	0.3	546,086
Xilinx, Inc.	6,231	0.3	531,940
Other Securities		2.0	3,246,180
		3.0	5,080,777

Software & Services 10.8%
Autodesk, Inc. *	5,364	0.4	693,297
Fidelity National Information Services, Inc.	8,067	0.5	839,775
Fiserv, Inc. *	9,901	0.5	785,149
Paychex, Inc.	7,847	0.3	513,900
Red Hat, Inc. *	4,332	0.4	743,545
ServiceNow, Inc. *	4,286	0.5	775,937
Square, Inc., Class A *	7,001	0.3	514,223
Worldpay, Inc., Class A *	7,319	0.4	672,177
Other Securities		7.5	13,022,813
		10.8	18,560,816

Technology Hardware & Equipment 3.9%
Amphenol Corp., Class A	7,217	0.4	645,921
Corning, Inc.	19,524	0.4	623,792
Other Securities		3.1	5,395,928
		3.9	6,665,641

Telecommunication Services 0.5%
Other Securities		0.5	815,031

Transportation 2.0%
Other Securities		2.0	3,435,770

Utilities 6.6%
Consolidated Edison, Inc.	7,615	0.3	578,740
Edison International	7,771	0.3	539,230
Security	Number of Shares	% of Net Assets	Value ($)
PG&E Corp. *	12,655	0.3	592,381
PPL Corp.	17,146	0.3	521,238
Public Service Enterprise Group, Inc.	12,335	0.4	659,059
Sempra Energy	6,697	0.4	737,474
WEC Energy Group, Inc.	7,711	0.3	527,432
Xcel Energy, Inc.	12,434	0.4	609,390
Other Securities		3.9	6,505,550
		6.6	11,270,494
Total Common Stock
(Cost $179,956,531)			170,667,673

Other Investment Companies 0.4% of net assets

Equity Fund 0.0%
Other Securities		0.0	25,280

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.09% (a)	676,974	0.4	676,974
Total Other Investment Companies
(Cost $701,543)			702,254

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P MidCap 400, e-mini, expires 12/21/18	3	547,440	6,354
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Condensed Portfolio Holdings  as of October 31, 2018 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$170,667,673	$—	$—	$170,667,673
Other Investment Companies[1]	702,254	—	—	702,254
Futures Contracts[2]	6,354	—	—	6,354
Total	$171,376,281	$—	$—	$171,376,281
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Statement of Assets and Liabilities

As of October 31, 2018
Assets
Investments in unaffiliated issuers, at value (cost $180,658,074)		$171,369,927
Deposit with broker for futures contracts		73,800
Receivables:
Investments sold		60,662
Fund shares sold		1,894,370
Dividends		78,269
Variation margin on futures contracts		1,274
Foreign tax reclaims	+	135
Total assets		173,478,437
Liabilities
Payables:
Investments bought		2,156,346
Investment adviser fees		7,255
Fund shares redeemed	+	36,772
Total liabilities		2,200,373
Net Assets
Total assets		173,478,437
Total liabilities	–	2,200,373
Net assets		$171,278,064
Net Assets by Source
Capital received from investors		178,983,597
Total distributable loss[1]		(7,705,533)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$171,278,064		4,330,860		$39.55

[1]	The SEC eliminated the requirement to disclose total distributable earnings by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 10 for additional information).

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Statement of Operations

For the period December 20, 2017* through October 31, 2018
Investment Income
Dividends (net of foreign withholding tax of $251)		$1,661,400
Expenses
Investment adviser fees		49,579
Total expenses		49,579
Expense reduction by CSIM and its affiliates	–	22,649
Net expenses	–	26,930
Net investment income		1,634,470
Realized and Unrealized Gains (Losses)
Net realized gains on investments		35,898
Net realized losses on futures contracts	+	(94,530)
Net realized losses		(58,632)
Net change in unrealized appreciation (depreciation) on investments		(9,288,147)
Net change in unrealized appreciation (depreciation) on futures contracts	+	6,354
Net change in unrealized appreciation (depreciation)	+	(9,281,793)
Net realized and unrealized losses		(9,340,425)
Decrease in net assets resulting from operations		($7,705,955)
*	Commencement of operations.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Statement of Changes in Net Assets

For the current period only. Because the fund commenced operations on December 20, 2017, it has no prior report period
Operations
	12/20/17*-10/31/18
Net investment income		$1,634,470
Net realized losses		(58,632)
Net change in unrealized appreciation (depreciation)	+	(9,281,793)
Decrease in net assets from operations		(7,705,955)

Transactions in Fund Shares
		12/20/17*-10/31/18
		SHARES	VALUE
Shares sold		4,668,513	$192,981,527
Shares redeemed	+	(337,653)	(13,997,508)
Net transactions in fund shares		4,330,860	$178,984,019
Shares Outstanding and Net Assets
		12/20/17*-10/31/18
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	4,330,860	171,278,064
End of period		4,330,860	$171,278,064
*	Commencement of operations.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Financial Statements
Financial Highlights
	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15	11/1/13– 10/31/14
Per-Share Data
Net asset value at beginning of period	$21.01	$17.52	$18.49	$19.42	$19.92
Income (loss) from investment operations:
Net investment income (loss)	0.62 [1]	0.55 [1]	0.53 [1]	0.54 [1]	0.64
Net realized and unrealized gains (losses)	(2.06)	3.49	(1.03)	(0.86)	(0.63)
Total from investment operations	(1.44)	4.04	(0.50)	(0.32)	0.01
Less distributions:
Distributions from net investment income	(0.57)	(0.55)	(0.47)	(0.61)	(0.51)
Net asset value at end of period	$19.00	$21.01	$17.52	$18.49	$19.42
Total return	(7.11%)	23.76%	(2.64%)	(1.53%)	0.09%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%	0.11% [2]	0.23%	0.23%	0.23%
Net operating expenses	N/A [3]	0.10% [2]	0.19%	0.19%	0.19%
Net investment income (loss)	2.99%	2.88%	3.06%	2.82%	3.42%
Portfolio turnover rate	5%	3%	4%	7%	2%
Net assets, end of period (x 1,000,000)	$4,314	$4,128	$2,900	$2,844	$2,699

1
Calculated based on the average shares outstanding during the period.
2
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
3
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Condensed Portfolio Holdings  as of October 31, 2018

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, and any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the SEC’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.1% of net assets

Australia 6.8%
Australia & New Zealand Banking Group Ltd.	933,021	0.4	17,173,799
BHP Billiton Ltd.	1,033,451	0.6	23,845,485
Commonwealth Bank of Australia	566,335	0.6	27,847,166
CSL Ltd.	146,154	0.5	19,511,140
Westpac Banking Corp.	1,105,134	0.5	20,992,825
Other Securities		4.2	182,676,482
		6.8	292,046,897

Austria 0.2%
Other Securities		0.2	10,250,424

Belgium 1.0%
Anheuser-Busch InBev S.A./N.V.	246,330	0.4	18,218,890
Other Securities		0.6	23,684,635
		1.0	41,903,525

Denmark 1.6%
Novo Nordisk A/S, Class B	587,027	0.6	25,351,675
Other Securities		1.0	45,035,102
		1.6	70,386,777

Finland 1.0%
Other Securities		1.0	44,497,899

France 11.0%
Air Liquide S.A.	138,553	0.4	16,749,151
Airbus SE	188,030	0.5	20,779,989
BNP Paribas S.A.	363,734	0.4	18,955,649
L'Oreal S.A.	81,819	0.4	18,434,330
LVMH Moet Hennessy Louis Vuitton SE	89,845	0.6	27,259,461
Sanofi	363,513	0.8	32,483,730
TOTAL S.A.	772,911	1.1	45,350,881
Other Securities		6.8	292,688,446
		11.0	472,701,637

Germany 8.4%
Allianz SE	142,142	0.7	29,610,998
BASF SE	296,871	0.5	22,781,439
Bayer AG	300,743	0.5	23,052,681
Daimler AG	292,122	0.4	17,304,314
Deutsche Telekom AG	1,073,080	0.4	17,600,311
Security	Number of Shares	% of Net Assets	Value ($)
SAP SE	316,784	0.8	33,919,153
Siemens AG	247,038	0.7	28,396,232
Other Securities		4.4	188,540,946
		8.4	361,206,074

Hong Kong 3.4%
AIA Group Ltd.	3,902,800	0.7	29,688,767
Other Securities		2.7	116,727,474
		3.4	146,416,241

Ireland 0.5%
Other Securities		0.5	22,139,269

Israel 0.5%
Other Securities		0.5	22,499,589

Italy 2.2%
Other Securities		2.2	96,564,655

Japan 24.2%
Mitsubishi UFJ Financial Group, Inc.	3,818,709	0.5	23,112,693
SoftBank Group Corp.	266,200	0.5	21,066,745
Sony Corp.	409,600	0.5	22,166,211
Sumitomo Mitsui Financial Group, Inc.	435,046	0.4	16,938,555
Toyota Motor Corp.	738,003	1.0	43,232,902
Other Securities		21.3	918,929,135
		24.2	1,045,446,241

Netherlands 3.3%
ASML Holding N.V.	132,492	0.5	22,820,956
Unilever N.V. CVA	498,533	0.6	26,788,674
Other Securities		2.2	94,147,879
		3.3	143,757,509

New Zealand 0.2%
Other Securities		0.2	9,207,112

Norway 0.8%
Other Securities		0.8	33,333,003

Portugal 0.2%
Other Securities		0.2	6,825,722

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Condensed Portfolio Holdings  as of October 31, 2018 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Singapore 1.3%
Other Securities		1.3	54,091,559

Spain 3.0%
Banco Santander S.A.	5,214,269	0.6	24,809,251
Other Securities		2.4	102,694,178
		3.0	127,503,429

Sweden 2.6%
Other Securities		2.6	114,167,109

Switzerland 8.5%
Nestle S.A.	1,005,567	2.0	84,893,066
Novartis AG	700,836	1.4	61,373,818
Roche Holding AG	227,127	1.3	55,274,174
UBS Group AG *	1,247,818	0.4	17,440,895
Other Securities		3.4	150,032,701
		8.5	369,014,654

United Kingdom 17.4%
AstraZeneca plc	409,653	0.7	31,334,204
BP plc	6,433,354	1.1	46,472,737
British American Tobacco plc	741,004	0.7	32,122,720
Diageo plc	794,731	0.6	27,475,056
GlaxoSmithKline plc	1,597,438	0.7	30,938,790
HSBC Holdings plc	6,488,531	1.2	53,398,035
Lloyds Banking Group plc	23,344,985	0.4	17,035,737
Prudential plc	839,228	0.4	16,804,390
Reckitt Benckiser Group plc	216,507	0.4	17,507,639
Rio Tinto plc	381,450	0.4	18,519,689
Royal Dutch Shell plc, A Shares	1,487,007	1.1	47,373,215
Royal Dutch Shell plc, B Shares	1,208,246	0.9	39,404,435
Shire plc	294,947	0.4	17,800,317
Unilever plc	394,893	0.5	20,917,333
Vodafone Group plc	8,625,971	0.4	16,221,467
Other Securities		7.5	317,015,323
		17.4	750,341,087
Total Common Stock
(Cost $3,746,775,214)			4,234,300,412

Preferred Stock 0.6% of net assets

Germany 0.6%
Other Securities		0.6	24,036,657

United Kingdom 0.0%
Other Securities		0.0	31,346
Total Preferred Stock
(Cost $23,676,364)			24,068,003

Security	Number of Shares	% of Net Assets	Value ($)
Rights 0.0% of net assets

Spain 0.0%
Other Securities		0.0	200,710
Total Rights
(Cost $208,052)			200,710

Other Investment Company 0.4% of net assets

United States 0.4%
Securities Lending Collateral 0.4%
Other Securities		0.4	15,421,062
Total Other Investment Company
(Cost $15,421,062)			15,421,062
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.4% of net assets

Time Deposits 0.4%
Sumitomo Mitsui Banking Corp. 1.54%, 11/01/18 (d)	17,097,580	0.4	17,097,580
Other Securities		0.0	1,209,637
		0.4	18,307,217
Total Short-Term Investments
(Cost $18,307,217)			18,307,217

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 12/21/18	533	48,303,125	473,681
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $14,894,013.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Condensed Portfolio Holdings  as of October 31, 2018 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2018 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$2,564,094,584	$—	$2,564,094,584
Australia	3,548,860	288,498,037	—	292,046,897
Austria	1,214,327	9,036,097	—	10,250,424
Denmark	2,172,708	68,214,069	—	70,386,777
France	4,616,992	468,084,645	—	472,701,637
Hong Kong	2,146,501	144,269,740	—	146,416,241
Ireland	7,574,323	14,564,946	—	22,139,269
Israel	10,892,570	11,607,019	—	22,499,589
Netherlands	13,527,854	130,229,655	—	143,757,509
Portugal	2,935,223	3,890,499	— *	6,825,722
Sweden	1,955,734	112,211,375	—	114,167,109
Switzerland	2,634,364	366,380,290	—	369,014,654
Preferred Stock[1]	—	24,036,657	—	24,036,657
United Kingdom	—	—	31,346	31,346
Rights [1]	200,710	—	—	200,710
Other Investment Company[1]	15,421,062	—	—	15,421,062
Short-Term Investments[1]	—	18,307,217	—	18,307,217
Futures Contracts[2]	473,681	—	—	473,681
Total	$69,314,909	$4,223,424,830	$31,346	$4,292,771,085
*	Level 3 amount shown includes securities determined to have no value at October 31, 2018.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Statement of Assets and Liabilities

As of October 31, 2018
Assets
Investments in unaffiliated issuers, at value (cost $3,788,966,847) including securities on loan of $14,894,013		$4,276,876,342
Collateral invested for securities on loan, at value (cost $15,421,062)		15,421,062
Deposit with broker for futures contracts		2,668,500
Receivables:
Investments sold		354,203
Fund shares sold		19,919,212
Dividends		11,223,341
Foreign tax reclaims		5,434,979
Variation margin on futures contracts		333,266
Income from securities on loan		116,351
Interest	+	730
Total assets		4,332,347,986
Liabilities
Collateral held for securities on loan		15,421,062
Payables:
Investments bought		201,525
Investment adviser fees		223,224
Fund shares redeemed		2,170,021
Due to custodian	+	351,766
Total liabilities		18,367,598
Net Assets
Total assets		4,332,347,986
Total liabilities	–	18,367,598
Net assets		$4,313,980,388
Net Assets by Source
Capital received from investors		3,885,804,838
Total distributable earnings[1]		428,175,550

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,313,980,388		226,996,665		$19.00

[1]	The SEC eliminated the requirement to disclose total distributable earnings by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 10 for additional information).

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Statement of Operations

For the period November 1, 2017 through October 31, 2018
Investment Income
Dividends (net of foreign withholding tax of $13,524,087)		$133,968,277
Interest		167,543
Securities on loan, net	+	1,557,333
Total investment income		135,693,153
Expenses
Investment adviser fees		2,667,493
Total expenses	–	2,667,493
Net investment income		133,025,660
Realized and Unrealized Gains (Losses)
Net realized losses on investments (net of foreign capital gain tax paid of $66)		(25,650,097)
Net realized losses on futures contracts		(2,804,316)
Net realized losses on foreign currency transactions	+	(953,578)
Net realized losses		(29,407,991)
Net change in unrealized appreciation (depreciation) on investments		(439,270,699)
Net change in unrealized appreciation (depreciation) on futures contracts		350,567
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(180,433)
Net change in unrealized appreciation (depreciation)	+	(439,100,565)
Net realized and unrealized losses		(468,508,556)
Decrease in net assets resulting from operations		($335,482,896)

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	11/1/17-10/31/18		11/1/16-10/31/17
Net investment income		$133,025,660	$99,012,739
Net realized losses		(29,407,991)	(7,708,097)
Net change in unrealized appreciation (depreciation)	+	(439,100,565)	643,741,968
Increase (decrease) in net assets from operations		(335,482,896)	735,046,610
Distributions to Shareholders1
Total distributions		($112,933,005)	($92,318,949)

Transactions in Fund Shares
		11/1/17-10/31/18		11/1/16-10/31/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		68,078,593	$1,412,881,267	67,629,186	$1,284,202,843
Shares reinvested		4,270,674	88,744,607	4,417,331	75,315,502
Shares redeemed	+	(41,807,131)	(866,997,348)	(41,099,900)	(774,927,371)
Net transactions in fund shares		30,542,136	$634,628,526	30,946,617	$584,590,974
Shares Outstanding and Net Assets
		11/1/17-10/31/18		11/1/16-10/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		196,454,529	$4,127,767,763	165,507,912	$2,900,449,128
Total increase	+	30,542,136	186,212,625	30,946,617	1,227,318,635
End of period[2]		226,996,665	$4,313,980,388	196,454,529	$4,127,767,763
[1]	For the period ended October 31, 2017, the fund distributed to shareholders $92,318,949 from net investment income. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 10 for additional information).
[2]	End of period - Net assets include net investment income not yet distributed of $71,292,514 at October 31, 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Equity Index Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the trusts) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab S&P 500 Index Fund	Schwab Target 2035 Fund
Schwab Small-Cap Index Fund	Schwab Target 2040 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2045 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2050 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2055 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Target 2060 Fund
Schwab International Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Laudus Small-Cap MarketMasters Fund™	Schwab Fundamental Global Real Estate Index Fund
Laudus International MarketMasters Fund™	Schwab Target 2010 Index Fund
Schwab Balanced Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Hedged Equity Fund	Schwab Target 2040 Index Fund
Schwab Health Care Fund	Schwab Target 2045 Index Fund
Schwab International Core Equity Fund	Schwab Target 2050 Index Fund
Schwab Target 2010 Fund	Schwab Target 2055 Index Fund
Schwab Target 2015 Fund	Schwab Target 2060 Index Fund
Schwab Target 2020 Fund	Schwab® Monthly Income Fund – Moderate Payout
Schwab Target 2025 Fund	Schwab® Monthly Income Fund – Enhanced Payout
Schwab Target 2030 Fund	Schwab® Monthly Income Fund – Maximum Payout

SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab 1000 Index Fund	Schwab® Short-Term Bond Index Fund
Schwab Intermediate-Term Bond Fund™	Schwab Tax-Free Bond Fund™
Schwab GNMA Fund™	Schwab California Tax-Free Bond Fund™
Schwab ® Treasury Inflation Protected Securities Index Fund	Schwab Global Real Estate Fund™
Schwab ® U.S. Aggregate Bond Index Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund and Schwab U.S. Mid-Cap Index Fund commenced operations on December 20, 2017.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
Effective November 5, 2018, the funds adopted SEC Regulation S-X disclosure requirement changes. The adopted changes are reflected throughout this report.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of October 31, 2018 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trusts’ Securities Lending Program, a fund (lender), except for the Schwab U.S. Large-Cap Growth Index Fund, the Schwab U.S. Large-Cap Value Index Fund and the Schwab U.S. Mid-Cap Index Fund, respectively, may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. Any expenses charged by the cash collateral fund are in addition to these fees.
As of October 31, 2018, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of October 31, 2018, if any, are disclosed in each fund’s Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.
Cash Management Transactions: The funds, except for Schwab 1000 Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund and Schwab U.S. Mid-Cap Index Fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
In 2015, the Schwab International Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. For additional details, see Affiliates and Affiliated Transactions in financial note 4, Other Affiliated Transactions.
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and each trust, CSIM pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Custody Credit:
Certain funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to a fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of October 31, 2018, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(l) Recent Accounting Standards:
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectuses, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Tracking Error Risk. As an index fund, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Investment Style Risk. The funds are not actively managed. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index.
Sampling Index Tracking Risk. To the extent a fund uses sampling techniques, the fund will not fully replicate its index and may hold securities not included in the index. As a result, the fund will be subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Value Investing Risk. A fund may emphasize “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

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Schwab Equity Index Funds
Financial Notes (continued)

3. Risk Factors (continued):
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Derivatives Risk. A fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are futures and options on futures. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectuses for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Advisory Agreement between CSIM and each trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund*	Schwab U.S. Large-Cap Value Index Fund*	Schwab U.S. Mid-Cap Index Fund*	Schwab International Index Fund
0.03%	0.05%	0.05%	0.03%	0.04%	0.04%	0.05%	0.06%
*The investment adviser voluntarily agreed to waive each fund’s management fees to 0.00% beginning with each fund’s commencement of operations through June 30, 2018.

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Schwab Equity Index Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of October 31, 2018, as applicable:
	Underlying Funds
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
Schwab Balanced Fund	—%	—%	—%	—%	—%
Schwab MarketTrack All Equity Portfolio	0.6%	—%	2.9%	—%	2.1%
Schwab MarketTrack Balanced Portfolio	0.3%	—%	1.4%	—%	0.8%
Schwab MarketTrack Conservative Portfolio	0.1%	—%	0.4%	—%	0.3%
Schwab MarketTrack Growth Portfolio	0.6%	—%	2.7%	—%	1.7%
Schwab MarketTrack Growth Portfolio II	0.0%*	0.0%*	0.1%	—%	0.1%
Schwab Target 2010 Fund	0.0%*	—%	—%	0.2%	—%
Schwab Target 2015 Fund	0.0%*	—%	—%	0.4%	—%
Schwab Target 2020 Fund	0.2%	—%	—%	3.0%	—%
Schwab Target 2025 Fund	0.2%	—%	—%	3.6%	—%
Schwab Target 2030 Fund	0.4%	—%	—%	7.6%	—%
Schwab Target 2035 Fund	0.2%	—%	—%	3.8%	—%
Schwab Target 2040 Fund	0.4%	—%	—%	8.7%	—%
Schwab Target 2045 Fund	0.1%	—%	—%	1.2%	—%
Schwab Target 2050 Fund	0.1%	—%	—%	1.2%	—%
Schwab Target 2055 Fund	0.0%*	—%	—%	0.7%	—%
Schwab Target 2060 Fund	0.0%*	—%	—%	0.1%	—%
*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. However, the investment adviser agreed to pay these professional fees, subject to reimbursement by the Schwab International Index Fund to the extent the fund is able to successfully recover taxes withheld in the future.
Schwab International Index Fund has recovered previously withheld foreign taxes from Finland. The payment received by the fund amounted to $58,864 and has been recorded in the Statement of Operations. The investment adviser has paid upfront professional fees associated with recovering these foreign taxes in the amount of $131,932 for Schwab International Index Fund and the amount of $58,864 has been reimbursed to the investment adviser by the fund.
As of October 31, 2018, the balance of professional fees related to foreign withholding tax subject to future reimbursement to the investment adviser was $73,068 for Schwab International Index Fund.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

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Schwab Equity Index Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended October 31, 2018, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab S&P 500 Index Fund	$289,213,331	($41,880,392)
Schwab 1000 Index Fund	92,351,902	11,962,844
Schwab Small-Cap Index Fund	94,639,599	(645,411)
Schwab Total Stock Market Index Fund	108,031,792	(9,945,116)
Schwab U.S. Large-Cap Growth Index Fund*	11,985,684	(335,155)
Schwab U.S. Large-Cap Value Index Fund*	7,862,900	(194,439)
Schwab U.S. Mid-Cap Index Fund*	8,940,037	(324,804)
Schwab International Index Fund	112,101	(6,987)
* Since commencement of operations on December 20, 2017.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The funds do not pay any interested or non-interested (independent trustees) trustees. The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds, except for Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, Schwab U.S. Mid-Cap Index Fund, were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $605 million line of credit (the Syndicated Credit Facility), which matured on October 4, 2018. On October 4, 2018, the Syndicated Credit Facility was amended to include all funds and to run for a new 364 day period with an increased line of $750 million, maturing on October 3, 2019. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
On December 1, 2017, the funds became participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at October 31, 2018 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations, if any. Refer to financial note 2(b) for the funds’

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Schwab Equity Index Funds
Financial Notes (continued)

7. Derivatives (continued):
accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended October 31, 2018, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab S&P 500 Index Fund	$159,837,460	1,176
Schwab 1000 Index Fund	33,421,300	244
Schwab Small-Cap Index Fund	21,718,901	274
Schwab Total Stock Market Index Fund	35,237,788	284
Schwab U.S. Large-Cap Growth Index Fund*	254,745	3
Schwab U.S. Large-Cap Value Index Fund*	198,417	3
Schwab U.S. Mid-Cap Index Fund*	406,506	2
Schwab International Index Fund	33,423,340	335
* Since commencement of operations on December 20, 2017.

8. Purchases and Sales of Investment Securities:
For the period ended October 31, 2018, purchases and sales of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab S&P 500 Index Fund	$3,874,299,298	$808,123,648
Schwab 1000 Index Fund	353,910,443	410,734,553
Schwab Small-Cap Index Fund	1,154,594,824	649,675,049
Schwab Total Stock Market Index Fund	1,799,180,681	316,693,464
Schwab U.S. Large-Cap Growth Index Fund*	107,075,047	14,010,880
Schwab U.S. Large-Cap Value Index Fund*	82,796,524	10,875,541
Schwab U.S. Mid-Cap Index Fund*	200,014,416	18,116,231
Schwab International Index Fund	856,347,824	219,771,798
* Since commencement of operations on December 20, 2017.

9. Redemption Fee:
Prior to February 28, 2017, the funds charged a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts were netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the prior period were as follows:
Prior Period (11/1/16-10/31/17)
Schwab S&P 500 Index Fund	$110,332
Schwab 1000 Index Fund	8,551
Schwab Small-Cap Index Fund	13,135
Schwab Total Stock Market Index Fund	35,265
Schwab International Index Fund	13,908

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Schwab Equity Index Funds
Financial Notes (continued)

10. Federal Income Taxes:
As of October 31, 2018, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund
Tax cost	$18,496,582,433	$2,160,806,327	$3,094,809,159	$5,397,997,546	$92,589,944
Gross unrealized appreciation	$16,525,580,037	$5,808,350,993	$1,152,173,049	$3,236,798,866	$4,789,664
Gross unrealized depreciation	(641,662,703)	(57,566,073)	(302,391,378)	(185,992,030)	(4,659,015)
Net unrealized appreciation (depreciation)	$15,883,917,334	$5,750,784,920	$849,781,671	$3,050,806,836	$130,649

	Schwab U.S. Large-Cap Value Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
Tax cost	$71,825,563	$181,203,504	$3,884,253,225
Gross unrealized appreciation	$2,702,503	$6,245,947	$714,362,094
Gross unrealized depreciation	(4,822,493)	(16,073,170)	(305,844,234)
Net unrealized appreciation (depreciation)	($2,119,990)	($9,827,223)	$408,517,860
As of October 31, 2018, the components of distributable earnings on a tax basis were as follows:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund
Undistributed ordinary income	$516,142,336	$116,695,215	$60,075,476	$120,095,618	$653,491
Undistributed long-term capital gains	138,414,203	287,791,818	256,266,656	35,932,506	—
Net unrealized appreciation (depreciation) on investments	15,883,917,334	5,750,784,920	849,781,671	3,050,806,836	130,649
Net other unrealized appreciation (depreciation)	—	—	—	—	—
Total	$16,538,473,873	$6,155,271,953	$1,166,123,803	$3,206,834,960	$784,140

	Schwab U.S. Large-Cap Value Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
Undistributed ordinary income	$1,135,021	$2,108,388	$119,090,278
Undistributed long-term capital gains	—	13,302	—
Net unrealized appreciation (depreciation) on investments	(2,119,990)	(9,827,223)	408,517,860
Net other unrealized appreciation (depreciation)	—	—	(224,655)
Total	($984,969)	($7,705,533)	$527,383,483
The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, realization for tax purposes of unrealized gains (losses) on futures contracts and the realization for tax purposes of unrealized appreciation on investments in Passive Foreign Investment Companies (PFIC) and partnership investments. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.

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Schwab Equity Index Funds
Financial Notes (continued)

10. Federal Income Taxes (continued):
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2018, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund
No expiration	$—	$—	$—	$—	$195,435
Total	$—	$—	$—	$—	$195,435

Expiration Date	Schwab U.S. Large-Cap Value Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
No expiration	$—	$—	$99,207,933
Total	$—	$—	$99,207,933
For the year ended October 31, 2018, the funds had no capital loss carryforwards utilized and had no capital losses expired.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund
Current period distributions
Ordinary income	$554,866,625	$134,342,862	$61,629,828	$118,432,377	$—
Long-term capital gains	—	189,924,986	119,643,043	11,101,631	—
Prior period distributions
Ordinary income	$475,283,514	$118,201,282	$39,963,730	$95,406,007	$—
Long-term capital gains	122,940,295	104,593,102	77,932,853	23,632,325	—

	Schwab U.S. Large-Cap Value Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
Current period distributions
Ordinary income	$—	$—	$112,933,005
Long-term capital gains	—	—	—
Prior period distributions
Ordinary income	$—	$—	$92,318,949
Long-term capital gains	—	—	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of October 31, 2018, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2018, the funds did not incur any interest or penalties.

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Schwab Equity Index Funds
Financial Notes (continued)

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab Equity Index Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Investments and Schwab Capital Trust and Shareholders of Schwab 1000 Index Fund, Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, Schwab U.S. Mid-Cap Index Fund and Schwab International Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the condensed portfolio holdings, of Schwab 1000 Index Fund (one of the funds constituting Schwab Investments), Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, Schwab U.S. Mid-Cap Index Fund and Schwab International Index Fund (seven of the funds constituting Schwab Capital Trust) (hereafter collectively referred to as the “Funds”) as of October 31, 2018, the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2018, the results of each of their operations and changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Schwab 1000 Index Fund, Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund: statements of operations for the year ended October 31, 2018 and statements of changes in net assets for each of the two years in the period ended October 31, 2018.
Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund and Schwab U.S. Mid-Cap Index Fund: statements of operations and changes in net assets for the period December 20, 2017 (commencement of operations) through October 31, 2018.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
December 14, 2018
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.

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Schwab Equity Index Funds
Other Federal Tax Information (unaudited)

Schwab International Index Fund may elect to pass on the benefits of the foreign tax credit of $11,974,591 to its shareholders for the year ended October 31, 2018. The respective foreign source income on the fund is $147,492,364.
For corporate shareholders, the following percentage of the funds’ dividend distributions paid during the fiscal year ended October 31, 2018, qualify for the corporate dividends received deduction:
Percentage
Schwab S&P 500 Index Fund	92.29
Schwab 1000 Index Fund	95.97
Schwab Small-Cap Index Fund	46.76
Schwab Total Stock Market Index Fund	86.78
Schwab U.S. Large-Cap Growth Index Fund	—
Schwab U.S. Large-Cap Value Index Fund	—
Schwab U.S. Mid-Cap Index Fund	—
Schwab International Index Fund	—
For the fiscal year ended October 31, 2018, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(11) of the Internal Revenue Code. Shareholders will be notified in January 2019 via IRS Form 1099 of the amounts for use in preparing their 2018 income tax return.

Schwab S&P 500 Index Fund	$537,055,209
Schwab 1000 Index Fund	133,427,745
Schwab Small-Cap Index Fund	29,890,856
Schwab Total Stock Market Index Fund	108,473,140
Schwab U.S. Large-Cap Growth Index Fund	—
Schwab U.S. Large-Cap Value Index Fund	—
Schwab U.S. Mid-Cap Index Fund	—
Schwab International Index Fund	103,112,583
Under section 852(b)(3)(C) of the Internal Revenue Code, certain funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended October 31, 2018:

Schwab S&P 500 Index Fund	$—
Schwab 1000 Index Fund	189,924,986
Schwab Small-Cap Index Fund	119,643,043
Schwab Total Stock Market Index Fund	11,101,631
Schwab U.S. Large-Cap Growth Index Fund	—
Schwab U.S. Large-Cap Value Index Fund	—
Schwab U.S. Mid-Cap Index Fund	—
Schwab International Index Fund	—

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended, requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the amended and restated investment advisory and administration agreements (the Agreements) between Schwab Capital Trust and Schwab Investments (collectively, the Trusts) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trusts, including Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab International Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, and Schwab U.S. Mid-Cap Index Fund (each, a Fund and collectively, the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreements with respect to the Funds at meetings held on April 26, 2018 and June 5, 2018, and approved the renewal of the Agreements with respect to the Funds for an additional one year term at the meeting held on June 5, 2018.
The Board’s approval of the continuance of the Agreements with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreements, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds, exchange-traded funds and other accounts;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered information provided by CSIM relating to each Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s infrastructure. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment and research tools, internet access, and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that many of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreements with respect to the Funds.

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return, and market trends. As part of this review, the Trustees considered the selection criteria and composition of the peer category. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below, and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreements with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s operating expense ratio, in each case, in comparison to those of a peer group of mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, which may include exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreements with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and of profitability with respect to each Fund under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to such Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreements with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Funds’ shareholders by way of the relatively low advisory fee and unitary fee structure of the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements with respect to the Funds and concluded that the compensation under the Agreements with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Schwab Equity Index Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust and Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 101 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	101	Director (2005 – 2012), PS Business Parks, Inc.
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	101	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	101	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting); Chairman and CEO (Jan. 2008 – Apr. 2012), Aspiriant, LLC (wealth management).	101	None

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Schwab Equity Index Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	101	Director (2003 – present), Symantec Corporation Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc.
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	101	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	101	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	101	Director (2012 – present), Eaton
Director and Chairman of the Audit Committee (2003 – 2013), Oneok Partners LP
Director (2009 – 2013), Oneok, Inc.
			Lead Independent Director (2002 – 2012), Board of Cooper Industries
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant (Jan. 2008 – present), Goldman Sachs & Co., Inc. (investment banking and securities firm); Co-CEO (Feb. 1998 – present), Colgin Cellars, LLC (vineyards).	101	Board Member and Chairman of the Audit Committee (1994 – present), Ionis Pharmaceuticals Lead Independent Director and Chair of Audit Committee (2014 – present), OUTFRONT Media Inc.

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Schwab Equity Index Funds
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	101	Director (2008 – present), The Charles Schwab Corporation
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director and Chief Executive Officer (Dec. 2010 – present), President (Dec. 2010 – Oct. 2018), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), Chief Executive Officer (Dec. 2010 – present), President (Dec. 2010 – Oct. 2018), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Jan. 2011 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Global Head of Fixed Income Business Division (Mar. 2007 – Aug. 2010), BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm).	101	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	101	None

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Schwab Equity Index Funds
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director and Chief Executive Officer (Dec. 2010 – present), President (Dec. 2010 – Oct. 2018), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), Chief Executive Officer (Dec. 2010 – present), President (Dec. 2010 – Oct. 2018), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Jan. 2011 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Global Head of Fixed Income Business Division (Mar. 2007 – Aug. 2010), BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm).
Jonathan de St. Paer
1973
President
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President (Oct. 2018 – present), Charles Schwab Investment Management, Inc.; Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – present) and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.; President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs.
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director, Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

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Schwab Equity Index Funds
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of CSIM. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Schwab Equity Index Funds
Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Total Stock Market Index   An index which includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. The index is a float adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
International Spliced Index  An internally calculated index comprised of the Schwab International Index from inception of the Schwab International Index Fund until the close of business on December 20, 2011, the MSCI EAFE Index from December 21, 2011 until the close of business on February 28, 2013, and the MSCI EAFE Index (Net) from March 1, 2013 forward.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Growth Index  An index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 1000 Value Index  An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

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Schwab Equity Index Funds
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell Midcap Index   An index that measures the performance of the midcap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
Schwab 1000 Index  A float-adjusted market capitalization weighted index developed by Charles Schwab & Co., Inc. that represents the performance of the largest 1,000 publicly traded companies in the United States. As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.
Small-Cap Spliced Index  An internally calculated index comprised of the Schwab Small-Cap Index from inception of the Schwab Small-Cap Index Fund until the close of business on December 14, 2011, and the Russell 2000 Index from December 15, 2011 forward.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements;
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a
Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2018 Schwab Funds. All rights reserved.

Schwab Equity Index Funds  |  Annual Report

Notes

Notes

Schwab Equity Index Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund™1
Schwab California Tax-Free Bond Fund™1
Schwab Money Funds
Schwab offers an array of money market funds.2 Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Investor or Ultra fund share classes.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2018 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
[2]	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13810-21
00218113

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f) (1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kiran M. Patel and Kimberly S. Patmore, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Patel and Ms. Patmore as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of nine series. One series has a fiscal year-end of October 31, whose annual financial statements are reported in Item 1, seven series have a fiscal year-end of August 31 and one series has a fiscal year-end of February 28. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the nine series, based on their respective 2018 and 2017 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Fiscal Year 2018	Fiscal Year 2017	Fiscal Year 2018	Fiscal Year 2017	Fiscal Year 2018	Fiscal Year 2017	Fiscal Year 2018	Fiscal Year 2017
$449,730	$428,793	$0	$0	$30,180	$35,225	$0	$0

[1]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[2]	The nature of the services includes tax compliance.
[3]

The nature of the services include agreed upon procedures relating to Charles Schwab Investment Management., Inc.’s, (“CSIM”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

(e)(1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2018: $30,180    2017: $35,225

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedule of investments for the Schwab 1000 Index Fund is filed under this Item.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Investments and Shareholders of Schwab 1000 Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the condensed portfolio holdings, of Schwab 1000 Index Fund (one of the funds constituting Schwab Investments, hereafter referred to as the “Fund”) as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of October 31, 2018 (hereafter collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

San Francisco, California

December 14, 2018

We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.

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Schwab S&P 500 Index Fund
Portfolio Holdings as of October 31, 2018

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 0.5%
Aptiv plc	395,514	30,375,475
BorgWarner, Inc.	318,883	12,567,179
Ford Motor Co.	5,828,197	55,659,281
General Motors Co.	1,955,800	71,562,722
Harley-Davidson, Inc.	255,270	9,756,420
The Goodyear Tire & Rubber Co.	354,036	7,455,998
		187,377,075

Banks 6.0%
Bank of America Corp.	13,874,551	381,550,152
BB&T Corp.	1,156,870	56,871,729
Citigroup, Inc.	3,759,597	246,103,220
Citizens Financial Group, Inc.	714,100	26,671,635
Comerica, Inc.	253,570	20,681,169
Fifth Third Bancorp	999,347	26,972,376
Huntington Bancshares, Inc.	1,660,613	23,796,584
JPMorgan Chase & Co.	5,018,898	547,160,260
KeyCorp	1,571,372	28,536,115
M&T Bank Corp.	214,823	35,533,872
People's United Financial, Inc.	551,300	8,633,358
Regions Financial Corp.	1,636,945	27,778,957
SunTrust Banks, Inc.	687,716	43,092,285
SVB Financial Group *	80,000	18,978,400
The PNC Financial Services Group, Inc.	693,523	89,110,770
U.S. Bancorp	2,286,880	119,535,218
Wells Fargo & Co.	6,474,192	344,621,240
Zions Bancorp NA	289,198	13,606,766
		2,059,234,106

Capital Goods 6.5%
3M Co.	877,459	166,945,349
A.O. Smith Corp.	211,614	9,634,785
Allegion plc	141,333	12,116,478
AMETEK, Inc.	348,400	23,370,672
Arconic, Inc.	648,854	13,191,202
Caterpillar, Inc.	889,914	107,964,367
Cummins, Inc.	223,762	30,586,028
Deere & Co.	479,529	64,947,408
Dover Corp.	220,170	18,238,883
Eaton Corp. plc	645,138	46,237,040
Emerson Electric Co.	943,072	64,015,727
Fastenal Co.	422,774	21,734,811
Flowserve Corp.	193,500	8,881,650
Fluor Corp.	208,282	9,135,249
Fortive Corp.	457,987	34,005,535
Fortune Brands Home & Security, Inc.	217,200	9,737,076
General Dynamics Corp.	415,431	71,695,082
General Electric Co.	12,998,764	131,287,516
Harris Corp.	175,476	26,095,036
Honeywell International, Inc.	1,110,785	160,863,884
Huntington Ingalls Industries, Inc.	64,800	14,157,504
Illinois Tool Works, Inc.	459,362	58,600,810
Ingersoll-Rand plc	369,500	35,449,830
Security	Number of Shares	Value ($)
Jacobs Engineering Group, Inc.	174,334	13,090,740
Johnson Controls International plc	1,377,718	44,045,644
L3 Technologies, Inc.	118,485	22,449,353
Lockheed Martin Corp.	369,597	108,606,078
Masco Corp.	456,188	13,685,640
Northrop Grumman Corp.	260,496	68,236,927
PACCAR, Inc.	526,308	30,110,081
Parker-Hannifin Corp.	198,936	30,164,666
Pentair plc	240,982	9,675,427
Quanta Services, Inc. *	225,500	7,035,600
Raytheon Co.	425,487	74,477,245
Resideo Technologies, Inc. *	1	18
Rockwell Automation, Inc.	184,839	30,448,528
Rockwell Collins, Inc.	243,105	31,122,302
Roper Technologies, Inc.	154,084	43,590,364
Snap-on, Inc.	83,989	12,929,267
Stanley Black & Decker, Inc.	230,181	26,820,690
Textron, Inc.	367,996	19,735,625
The Boeing Co.	798,238	283,262,737
TransDigm Group, Inc. *	73,200	24,174,300
United Rentals, Inc. *	121,495	14,587,905
United Technologies Corp.	1,121,292	139,275,679
W.W. Grainger, Inc.	67,781	19,247,771
Xylem, Inc.	264,510	17,346,566
		2,223,011,075

Commercial & Professional Services 0.7%
Cintas Corp.	128,776	23,420,491
Copart, Inc. *	307,800	15,054,498
Equifax, Inc.	179,041	18,161,919
IHS Markit Ltd. *	534,200	28,061,526
Nielsen Holdings plc	530,700	13,787,586
Republic Services, Inc.	324,170	23,560,676
Robert Half International, Inc.	185,042	11,200,592
Rollins, Inc.	146,100	8,649,120
Stericycle, Inc. *	127,100	6,351,187
Verisk Analytics, Inc. *	245,525	29,423,716
Waste Management, Inc.	589,216	52,717,155
		230,388,466

Consumer Durables & Apparel 1.1%
D.R. Horton, Inc.	516,416	18,570,319
Garmin Ltd.	180,500	11,941,880
Hanesbrands, Inc.	541,000	9,283,560
Hasbro, Inc.	175,617	16,105,835
Leggett & Platt, Inc.	189,877	6,894,434
Lennar Corp., Class A	435,118	18,701,372
Mattel, Inc. *	511,794	6,950,163
Michael Kors Holdings Ltd. *	220,800	12,234,528
Mohawk Industries, Inc. *	94,703	11,812,305
Newell Brands, Inc.	647,850	10,287,858
NIKE, Inc., Class B	1,910,154	143,337,956
PulteGroup, Inc.	391,486	9,618,811
PVH Corp.	116,800	14,108,272
Ralph Lauren Corp.	83,426	10,812,844
Tapestry, Inc.	432,928	18,317,184
Under Armour, Inc., Class A *	288,800	6,385,368

1
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Under Armour, Inc., Class C *	273,692	5,427,312
VF Corp.	482,317	39,974,433
Whirlpool Corp.	96,990	10,645,622
		381,410,056

Consumer Services 1.7%
Carnival Corp.	608,321	34,090,309
Chipotle Mexican Grill, Inc. *	35,880	16,516,640
Darden Restaurants, Inc.	182,785	19,475,742
H&R Block, Inc.	308,705	8,193,031
Hilton Worldwide Holdings, Inc.	444,944	31,666,665
Marriott International, Inc., Class A	429,400	50,192,566
McDonald's Corp.	1,159,897	205,185,779
MGM Resorts International	764,728	20,402,943
Norwegian Cruise Line Holdings Ltd. *	303,600	13,379,652
Royal Caribbean Cruises Ltd.	255,500	26,758,515
Starbucks Corp.	2,009,486	117,092,749
Wynn Resorts Ltd.	145,700	14,657,420
Yum! Brands, Inc.	477,432	43,164,627
		600,776,638

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	80,700	9,172,362
American Express Co.	1,054,519	108,330,737
Ameriprise Financial, Inc.	211,098	26,860,110
Berkshire Hathaway, Inc., Class B *	2,912,136	597,803,278
BlackRock, Inc.	183,047	75,309,197
Capital One Financial Corp.	712,472	63,623,750
Cboe Global Markets, Inc.	169,800	19,161,930
CME Group, Inc.	508,938	93,257,799
Discover Financial Services	511,594	35,642,754
E*TRADE Financial Corp.	387,919	19,170,957
Franklin Resources, Inc.	456,106	13,911,233
Intercontinental Exchange, Inc.	860,507	66,293,459
Invesco Ltd.	613,847	13,326,618
Jefferies Financial Group, Inc.	432,451	9,284,723
Moody's Corp.	250,529	36,446,959
Morgan Stanley	1,982,023	90,499,170
MSCI, Inc.	132,182	19,877,529
Nasdaq, Inc.	173,400	15,035,514
Northern Trust Corp.	332,306	31,260,025
Raymond James Financial, Inc.	197,500	15,146,275
S&P Global, Inc.	376,927	68,721,331
State Street Corp.	564,626	38,818,038
Synchrony Financial	1,015,499	29,327,611
T. Rowe Price Group, Inc.	362,483	35,157,226
The Bank of New York Mellon Corp.	1,369,473	64,817,157
The Charles Schwab Corp. (a)	1,787,189	82,639,619
The Goldman Sachs Group, Inc.	523,640	118,012,747
		1,796,908,108

Energy 5.7%
Anadarko Petroleum Corp.	766,009	40,751,679
Apache Corp.	567,722	21,476,923
Baker Hughes, a GE Co.	617,858	16,490,630
Cabot Oil & Gas Corp.	666,200	16,142,026
Chevron Corp.	2,861,949	319,536,606
Cimarex Energy Co.	146,330	11,628,845
Concho Resources, Inc. *	297,898	41,434,633
ConocoPhillips	1,735,927	121,341,297
Devon Energy Corp.	761,958	24,687,439
EOG Resources, Inc.	865,038	91,123,103
EQT Corp.	392,700	13,340,019
Exxon Mobil Corp.	6,323,254	503,836,879
Halliburton Co.	1,312,168	45,505,986
Security	Number of Shares	Value ($)
Helmerich & Payne, Inc.	162,800	10,140,812
Hess Corp.	372,177	21,362,960
HollyFrontier Corp.	241,100	16,259,784
Kinder Morgan, Inc.	2,839,544	48,329,039
Marathon Oil Corp.	1,269,109	24,100,380
Marathon Petroleum Corp.	1,010,730	71,205,928
National Oilwell Varco, Inc.	574,824	21,153,523
Newfield Exploration Co. *	294,175	5,942,335
Noble Energy, Inc.	717,067	17,819,115
Occidental Petroleum Corp.	1,145,936	76,857,927
ONEOK, Inc.	617,626	40,516,266
Phillips 66	635,495	65,341,596
Pioneer Natural Resources Co.	253,739	37,368,143
Schlumberger Ltd.	2,063,213	105,863,459
TechnipFMC plc	636,000	16,726,800
The Williams Cos., Inc.	1,799,061	43,771,154
Valero Energy Corp.	635,687	57,904,729
		1,947,960,015

Food & Staples Retailing 1.6%
Costco Wholesale Corp.	655,722	149,917,721
Sysco Corp.	715,378	51,027,913
The Kroger Co.	1,185,797	35,289,319
Walgreens Boots Alliance, Inc.	1,260,637	100,561,013
Walmart, Inc.	2,143,676	214,967,829
		551,763,795

Food, Beverage & Tobacco 4.1%
Altria Group, Inc.	2,816,400	183,178,656
Archer-Daniels-Midland Co.	840,651	39,720,760
Brown-Forman Corp., Class B	251,705	11,664,010
Campbell Soup Co.	282,211	10,557,513
ConAgra Brands, Inc.	700,349	24,932,424
Constellation Brands, Inc., Class A	249,264	49,660,867
General Mills, Inc.	889,252	38,949,238
Hormel Foods Corp.	410,699	17,922,904
Kellogg Co.	376,296	24,639,862
McCormick & Co., Inc. - Non Voting Shares	179,802	25,891,488
Molson Coors Brewing Co., Class B	285,210	18,253,440
Mondelez International, Inc., Class A	2,183,471	91,662,113
Monster Beverage Corp. *	592,740	31,326,309
PepsiCo, Inc.	2,113,296	237,492,204
Philip Morris International, Inc.	2,323,205	204,604,664
The Coca-Cola Co.	5,719,616	273,855,214
The Hershey Co.	211,728	22,686,655
The JM Smucker Co.	168,013	18,199,168
The Kraft Heinz Co.	925,375	50,867,864
Tyson Foods, Inc., Class A	443,990	26,603,881
		1,402,669,234

Health Care Equipment & Services 6.7%
Abbott Laboratories	2,622,672	180,807,008
ABIOMED, Inc. *	66,800	22,792,160
Aetna, Inc.	489,749	97,166,202
Align Technology, Inc. *	109,500	24,221,400
AmerisourceBergen Corp.	236,046	20,772,048
Anthem, Inc.	388,412	107,034,695
Baxter International, Inc.	739,634	46,234,521
Becton, Dickinson & Co.	399,655	92,120,477
Boston Scientific Corp. *	2,059,663	74,436,221
Cardinal Health, Inc.	466,033	23,581,270
Centene Corp. *	304,900	39,734,568
Cerner Corp. *	489,690	28,049,443
Cigna Corp.	363,371	77,692,353

2
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
CVS Health Corp.	1,525,085	110,400,903
Danaher Corp.	922,891	91,735,365
DaVita, Inc. *	188,800	12,713,792
DENTSPLY SIRONA, Inc.	339,734	11,764,988
Edwards Lifesciences Corp. *	311,827	46,025,665
Express Scripts Holding Co. *	838,808	81,339,212
HCA Healthcare, Inc.	401,822	53,655,292
Henry Schein, Inc. *	227,646	18,894,618
Hologic, Inc. *	403,400	15,728,566
Humana, Inc.	206,393	66,130,381
IDEXX Laboratories, Inc. *	128,027	27,157,087
Intuitive Surgical, Inc. *	170,243	88,727,247
Laboratory Corp. of America Holdings *	153,471	24,639,769
McKesson Corp.	298,344	37,221,397
Medtronic plc	2,019,861	181,423,915
Quest Diagnostics, Inc.	204,380	19,234,202
ResMed, Inc.	212,978	22,558,630
Stryker Corp.	461,990	74,944,018
The Cooper Cos., Inc.	72,700	18,779,137
UnitedHealth Group, Inc.	1,437,759	375,758,315
Universal Health Services, Inc., Class B	127,800	15,535,368
Varian Medical Systems, Inc. *	137,606	16,426,028
WellCare Health Plans, Inc. *	75,400	20,809,646
Zimmer Biomet Holdings, Inc.	303,623	34,488,537
		2,300,734,444

Household & Personal Products 1.6%
Church & Dwight Co., Inc.	367,124	21,796,152
Colgate-Palmolive Co.	1,298,708	77,338,061
Coty, Inc., Class A	671,800	7,087,490
Kimberly-Clark Corp.	517,893	54,016,240
The Clorox Co.	193,057	28,659,312
The Estee Lauder Cos., Inc., Class A	334,621	45,990,310
The Procter & Gamble Co.	3,715,479	329,488,678
		564,376,243

Insurance 2.3%
Aflac, Inc.	1,142,040	49,187,663
American International Group, Inc.	1,323,116	54,631,460
Aon plc	362,521	56,618,530
Arthur J. Gallagher & Co.	273,800	20,263,938
Assurant, Inc.	79,449	7,723,237
Brighthouse Financial, Inc. *	174,697	6,923,242
Chubb Ltd.	692,096	86,449,711
Cincinnati Financial Corp.	226,962	17,848,292
Everest Re Group Ltd.	60,767	13,238,699
Lincoln National Corp.	325,371	19,584,080
Loews Corp.	415,616	19,351,081
Marsh & McLennan Cos., Inc.	754,296	63,926,586
MetLife, Inc.	1,481,770	61,034,106
Principal Financial Group, Inc.	395,467	18,614,632
Prudential Financial, Inc.	623,695	58,490,117
The Allstate Corp.	517,482	49,533,377
The Hartford Financial Services Group, Inc.	540,621	24,555,006
The Progressive Corp.	871,657	60,754,493
The Travelers Cos., Inc.	399,782	50,024,722
Torchmark Corp.	153,466	12,992,431
Unum Group	326,740	11,847,592
Willis Towers Watson plc	196,389	28,115,049
		791,708,044

Materials 2.5%
Air Products & Chemicals, Inc.	327,401	50,534,344
Albemarle Corp.	161,446	16,018,672
Security	Number of Shares	Value ($)
Avery Dennison Corp.	130,176	11,809,567
Ball Corp.	510,228	22,858,215
CF Industries Holdings, Inc.	351,018	16,859,395
DowDuPont, Inc.	3,451,538	186,106,929
Eastman Chemical Co.	210,292	16,476,378
Ecolab, Inc.	378,825	58,017,049
FMC Corp.	204,400	15,959,552
Freeport-McMoRan, Inc.	2,162,740	25,195,921
International Flavors & Fragrances, Inc.	150,743	21,806,482
International Paper Co.	609,189	27,632,813
Linde plc	820,980	135,847,561
LyondellBasell Industries N.V., Class A	475,100	42,412,177
Martin Marietta Materials, Inc.	93,900	16,083,192
Newmont Mining Corp.	799,097	24,708,079
Nucor Corp.	473,903	28,017,145
Packaging Corp. of America	142,320	13,066,399
PPG Industries, Inc.	360,837	37,920,360
Sealed Air Corp.	238,868	7,729,769
The Mosaic Co.	529,700	16,388,918
The Sherwin-Williams Co.	122,205	48,084,001
Vulcan Materials Co.	198,751	20,101,676
WestRock Co.	379,789	16,319,533
		875,954,127

Media & Entertainment 8.0%
Activision Blizzard, Inc.	1,136,926	78,504,740
Alphabet, Inc., Class A *	446,461	486,901,437
Alphabet, Inc., Class C *	459,916	495,223,751
CBS Corp., Class B - Non Voting Shares	501,836	28,780,295
Charter Communications, Inc., Class A *	266,700	85,442,679
Comcast Corp., Class A	6,835,957	260,723,400
Discovery, Inc., Class A *	233,359	7,558,498
Discovery, Inc., Class C *	546,665	16,022,751
DISH Network Corp., Class A *	342,200	10,519,228
Electronic Arts, Inc. *	454,711	41,369,607
Facebook, Inc., Class A *	3,602,960	546,893,299
Netflix, Inc. *	650,783	196,393,294
News Corp., Class A	545,800	7,199,102
News Corp., Class B	205,200	2,737,368
Omnicom Group, Inc.	335,088	24,903,740
Take-Two Interactive Software, Inc. *	168,200	21,675,934
The Interpublic Group of Cos., Inc.	574,465	13,304,609
The Walt Disney Co.	2,221,624	255,109,084
TripAdvisor, Inc. *	153,013	7,978,098
Twenty-First Century Fox, Inc., Class A	1,572,601	71,584,798
Twenty-First Century Fox, Inc., Class B	721,483	32,596,602
Twitter, Inc. *	1,072,000	37,252,000
Viacom, Inc., Class B	537,591	17,192,160
		2,745,866,474

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
AbbVie, Inc.	2,262,506	176,136,092
Agilent Technologies, Inc.	477,934	30,965,344
Alexion Pharmaceuticals, Inc. *	331,230	37,120,946
Allergan plc	475,160	75,080,032
Amgen, Inc.	967,553	186,534,543
Biogen, Inc. *	300,023	91,287,998
Bristol-Myers Squibb Co.	2,442,188	123,428,181
Celgene Corp. *	1,054,251	75,484,372
Eli Lilly & Co.	1,429,821	155,049,789
Gilead Sciences, Inc.	1,937,356	132,088,932
Illumina, Inc. *	219,700	68,359,655
Incyte Corp. *	266,100	17,248,602
IQVIA Holdings, Inc. *	242,871	29,856,132
Johnson & Johnson	4,007,255	560,975,627
Merck & Co., Inc.	3,973,236	292,469,902

3
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Mettler-Toledo International, Inc. *	37,400	20,451,068
Mylan N.V. *	760,472	23,764,750
Nektar Therapeutics *	256,800	9,933,024
PerkinElmer, Inc.	162,960	14,092,781
Perrigo Co., plc	186,100	13,082,830
Pfizer, Inc.	8,756,446	377,052,565
Regeneron Pharmaceuticals, Inc. *	116,400	39,487,536
Thermo Fisher Scientific, Inc.	602,052	140,669,450
Vertex Pharmaceuticals, Inc. *	381,641	64,672,884
Waters Corp. *	115,752	21,956,997
Zoetis, Inc.	717,834	64,712,735
		2,841,962,767

Real Estate 2.8%
Alexandria Real Estate Equities, Inc.	156,100	19,080,103
American Tower Corp.	659,698	102,787,545
Apartment Investment & Management Co., Class A	230,014	9,899,803
AvalonBay Communities, Inc.	206,799	36,268,409
Boston Properties, Inc.	231,880	28,001,829
CBRE Group, Inc., Class A *	471,240	18,986,260
Crown Castle International Corp.	621,323	67,562,663
Digital Realty Trust, Inc.	307,600	31,762,776
Duke Realty Corp.	543,817	14,993,035
Equinix, Inc.	118,809	44,997,721
Equity Residential	551,221	35,807,316
Essex Property Trust, Inc.	99,800	25,027,844
Extra Space Storage, Inc.	191,300	17,228,478
Federal Realty Investment Trust	108,900	13,509,045
HCP, Inc.	712,500	19,629,375
Host Hotels & Resorts, Inc.	1,117,511	21,355,635
Iron Mountain, Inc.	430,702	13,183,788
Kimco Realty Corp.	607,559	9,775,624
Mid-America Apartment Communities, Inc.	171,500	16,757,265
Prologis, Inc.	939,220	60,551,513
Public Storage	222,313	45,678,652
Realty Income Corp.	430,225	25,929,661
Regency Centers Corp.	253,700	16,074,432
SBA Communications Corp. *	170,268	27,612,361
Simon Property Group, Inc.	463,339	85,031,973
SL Green Realty Corp.	127,600	11,644,776
The Macerich Co.	155,779	8,041,312
UDR, Inc.	397,100	15,562,349
Ventas, Inc.	526,867	30,579,361
Vornado Realty Trust	254,956	17,357,404
Welltower, Inc.	555,317	36,689,794
Weyerhaeuser Co.	1,129,639	30,082,287
		957,450,389

Retailing 6.3%
Advance Auto Parts, Inc.	108,700	17,365,912
Amazon.com, Inc. *	611,796	977,656,126
AutoZone, Inc. *	39,898	29,263,986
Best Buy Co., Inc.	362,774	25,452,224
Booking Holdings, Inc. *	70,756	132,637,782
CarMax, Inc. *	262,898	17,853,403
Dollar General Corp.	395,611	44,063,153
Dollar Tree, Inc. *	357,530	30,139,779
eBay, Inc. *	1,385,764	40,228,729
Expedia Group, Inc.	177,513	22,265,455
Foot Locker, Inc.	176,800	8,334,352
Genuine Parts Co.	216,338	21,183,817
Kohl's Corp.	246,068	18,634,730
L Brands, Inc.	340,435	11,036,903
LKQ Corp. *	474,500	12,939,615
Security	Number of Shares	Value ($)
Lowe's Cos., Inc.	1,214,217	115,617,743
Macy's, Inc.	463,802	15,903,771
Nordstrom, Inc.	176,901	11,634,779
O'Reilly Automotive, Inc. *	120,783	38,741,147
Ross Stores, Inc.	566,079	56,041,821
Target Corp.	786,433	65,769,392
The Gap, Inc.	321,762	8,784,103
The Home Depot, Inc.	1,708,116	300,423,442
The TJX Cos., Inc.	935,416	102,783,510
Tiffany & Co.	162,428	18,078,236
Tractor Supply Co.	183,400	16,852,626
Ulta Salon, Cosmetics & Fragrance, Inc. *	84,400	23,169,488
		2,182,856,024

Semiconductors & Semiconductor Equipment 3.6%
Advanced Micro Devices, Inc. *	1,276,854	23,251,511
Analog Devices, Inc.	555,083	46,465,998
Applied Materials, Inc.	1,462,211	48,077,498
Broadcom, Inc.	645,597	144,284,474
Intel Corp.	6,890,052	323,005,638
KLA-Tencor Corp.	233,981	21,418,621
Lam Research Corp.	234,374	33,217,827
Microchip Technology, Inc.	353,142	23,229,681
Micron Technology, Inc. *	1,733,243	65,377,926
NVIDIA Corp.	908,893	191,621,911
Qorvo, Inc. *	188,900	13,886,039
QUALCOMM, Inc.	2,104,184	132,332,132
Skyworks Solutions, Inc.	264,700	22,965,372
Texas Instruments, Inc.	1,449,697	134,575,372
Xilinx, Inc.	374,439	31,965,857
		1,255,675,857

Software & Services 10.6%
Accenture plc, Class A	957,149	150,865,825
Adobe Systems, Inc. *	732,375	179,988,480
Akamai Technologies, Inc. *	250,255	18,080,924
Alliance Data Systems Corp.	71,700	14,783,106
ANSYS, Inc. *	127,000	18,992,850
Autodesk, Inc. *	325,131	42,023,182
Automatic Data Processing, Inc.	654,873	94,354,102
Broadridge Financial Solutions, Inc.	171,200	20,020,128
CA, Inc.	461,625	20,477,685
Cadence Design Systems, Inc. *	428,300	19,089,331
Citrix Systems, Inc. *	193,508	19,828,765
Cognizant Technology Solutions Corp., Class A	866,180	59,792,405
DXC Technology Co.	417,567	30,411,405
Fidelity National Information Services, Inc.	488,768	50,880,749
Fiserv, Inc. *	604,108	47,905,764
FleetCor Technologies, Inc. *	132,517	26,507,376
Fortinet, Inc. *	214,000	17,586,520
Gartner, Inc. *	133,900	19,752,928
Global Payments, Inc.	239,100	27,312,393
International Business Machines Corp.	1,364,190	157,468,452
Intuit, Inc.	384,833	81,199,763
Mastercard, Inc., Class A	1,362,997	269,423,617
Microsoft Corp.	11,454,945	1,223,502,675
Oracle Corp.	4,224,014	206,300,844
Paychex, Inc.	483,065	31,635,927
PayPal Holdings, Inc. *	1,771,127	149,111,182
Red Hat, Inc. *	264,100	45,330,124
salesforce.com, Inc. *	1,130,164	155,103,707
Symantec Corp.	936,650	17,000,198
Synopsys, Inc. *	218,100	19,526,493

4
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
The Western Union Co.	668,625	12,061,995
Total System Services, Inc.	250,800	22,860,420
VeriSign, Inc. *	160,325	22,852,725
Visa, Inc., Class A	2,654,066	365,862,998
		3,657,895,038

Technology Hardware & Equipment 6.4%
Amphenol Corp., Class A	446,200	39,934,900
Apple, Inc.	6,853,256	1,499,903,608
Arista Networks, Inc. *	76,800	17,690,880
Cisco Systems, Inc.	6,833,864	312,649,278
Corning, Inc.	1,205,340	38,510,613
F5 Networks, Inc. *	92,100	16,143,288
FLIR Systems, Inc.	203,000	9,400,930
Hewlett Packard Enterprise Co.	2,192,217	33,431,309
HP, Inc.	2,356,608	56,888,517
IPG Photonics Corp. *	55,800	7,452,090
Juniper Networks, Inc.	513,065	15,017,413
Motorola Solutions, Inc.	243,122	29,797,032
NetApp, Inc.	386,082	30,303,576
Seagate Technology plc	389,164	15,656,068
TE Connectivity Ltd.	516,435	38,949,528
Western Digital Corp.	440,936	18,991,113
Xerox Corp.	337,691	9,411,448
		2,190,131,591

Telecommunication Services 2.1%
AT&T, Inc.	10,850,840	332,903,771
CenturyLink, Inc.	1,415,843	29,223,000
Verizon Communications, Inc.	6,173,654	352,453,907
		714,580,678

Transportation 2.1%
Alaska Air Group, Inc.	180,700	11,098,594
American Airlines Group, Inc.	604,405	21,202,527
C.H. Robinson Worldwide, Inc.	209,595	18,660,243
CSX Corp.	1,213,674	83,573,592
Delta Air Lines, Inc.	937,980	51,335,645
Expeditors International of Washington, Inc.	261,900	17,594,442
FedEx Corp.	364,748	80,368,574
JB Hunt Transport Services, Inc.	133,196	14,732,810
Kansas City Southern	149,900	15,283,804
Norfolk Southern Corp.	418,161	70,179,961
Southwest Airlines Co.	768,245	37,720,829
Union Pacific Corp.	1,105,758	161,683,935
United Continental Holdings, Inc. *	343,600	29,381,236
United Parcel Service, Inc., Class B	1,037,946	110,582,767
		723,398,959

Utilities 3.1%
AES Corp.	1,008,249	14,700,270
Alliant Energy Corp.	349,269	15,011,582
Ameren Corp.	359,820	23,237,176
American Electric Power Co., Inc.	737,944	54,135,572
American Water Works Co., Inc.	268,533	23,773,226
CenterPoint Energy, Inc.	732,666	19,789,309
CMS Energy Corp.	418,284	20,713,424
Consolidated Edison, Inc.	464,665	35,314,540
Dominion Energy, Inc.	980,237	70,008,527
DTE Energy Co.	272,312	30,607,869
Duke Energy Corp.	1,068,227	88,267,597
Edison International	488,893	33,924,285
Entergy Corp.	269,039	22,585,824
Security	Number of Shares	Value ($)
Evergy, Inc.	408,100	22,849,519
Eversource Energy	475,395	30,073,488
Exelon Corp.	1,438,049	63,000,927
FirstEnergy Corp.	722,013	26,916,645
NextEra Energy, Inc.	703,401	121,336,672
NiSource, Inc.	538,262	13,650,324
NRG Energy, Inc.	459,527	16,630,282
PG&E Corp. *	767,847	35,942,918
Pinnacle West Capital Corp.	166,761	13,716,092
PPL Corp.	1,046,850	31,824,240
Public Service Enterprise Group, Inc.	752,602	40,211,525
SCANA Corp.	214,700	8,598,735
Sempra Energy	406,569	44,771,378
The Southern Co.	1,518,335	68,370,625
WEC Energy Group, Inc.	474,533	32,458,057
Xcel Energy, Inc.	760,391	37,266,763
		1,059,687,391
Total Common Stock
(Cost $18,256,237,629)		34,243,776,594
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.4% of net assets

Time Deposits 0.4%
Australia & New Zealand Banking Group Ltd.
1.54%, 11/01/18 (b)	85,202,808	85,202,808
Barclays Capital, Inc.
1.54%, 11/01/18 (b)	23,105,885	23,105,885
BNP Paribas
1.54%, 11/01/18 (b)	31,362,063	31,362,063
Total Short-Term Investments
(Cost $139,670,756)		139,670,756

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/21/18	1,250	169,443,750	(2,947,583)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	The rate shown is the current daily overnight rate.

5
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2018

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.8%
Adient plc	25,818	785,384
Aptiv plc	80,800	6,205,440
Autoliv, Inc.	26,600	2,216,844
BorgWarner, Inc.	66,092	2,604,686
Dana, Inc.	45,700	711,549
Delphi Technologies plc	27,466	588,871
Ford Motor Co.	1,200,987	11,469,426
Garrett Motion, Inc. *(a)	22,901	347,408
General Motors Co.	404,612	14,804,753
Gentex Corp.	80,644	1,697,556
Harley-Davidson, Inc.	50,210	1,919,026
Lear Corp.	20,190	2,683,251
Tesla, Inc. *	41,513	14,003,165
The Goodyear Tire & Rubber Co.	72,900	1,535,274
Thor Industries, Inc.	16,200	1,128,168
Veoneer, Inc. *	26,600	893,228
Visteon Corp. *	9,200	727,168
		64,321,197

Banks 6.1%
Associated Banc-Corp.	51,800	1,200,724
Bank of America Corp.	2,856,261	78,547,178
Bank of Hawaii Corp.	12,970	1,017,367
Bank OZK	38,000	1,039,680
BankUnited, Inc.	31,300	1,036,030
BB&T Corp.	238,339	11,716,745
BOK Financial Corp.	9,900	848,727
Chemical Financial Corp.	22,600	1,059,036
CIT Group, Inc.	33,888	1,605,613
Citigroup, Inc.	773,828	50,654,781
Citizens Financial Group, Inc.	148,650	5,552,078
Comerica, Inc.	52,828	4,308,652
Commerce Bancshares, Inc.	28,350	1,803,060
Cullen/Frost Bankers, Inc.	20,000	1,958,400
East West Bancorp, Inc.	45,800	2,401,752
Essent Group Ltd. *	30,500	1,202,310
F.N.B. Corp.	100,483	1,188,714
Fifth Third Bancorp	204,415	5,517,161
First Citizens BancShares, Inc., Class A	2,900	1,237,227
First Hawaiian, Inc.	27,700	686,406
First Horizon National Corp.	99,933	1,612,919
First Republic Bank	49,400	4,494,906
Hancock Whitney Corp.	25,238	1,058,986
Home BancShares, Inc.	50,100	953,904
Huntington Bancshares, Inc.	339,406	4,863,688
IBERIABANK Corp.	17,454	1,300,148
Investors Bancorp, Inc.	77,217	863,286
JPMorgan Chase & Co.	1,033,878	112,713,380
KeyCorp	325,318	5,907,775
LendingTree, Inc. *	2,300	463,887
M&T Bank Corp.	44,551	7,369,181
MB Financial, Inc.	25,900	1,149,701
MGIC Investment Corp. *	111,600	1,362,636
New York Community Bancorp, Inc.	152,736	1,463,211
Security	Number of Shares	Value ($)
PacWest Bancorp	38,344	1,557,533
People's United Financial, Inc.	114,993	1,800,790
Pinnacle Financial Partners, Inc.	22,700	1,187,210
Popular, Inc.	31,529	1,639,823
Prosperity Bancshares, Inc.	20,900	1,359,127
Radian Group, Inc.	65,144	1,250,113
Regions Financial Corp.	342,943	5,819,743
Signature Bank	16,900	1,857,310
Sterling Bancorp	69,400	1,247,812
SunTrust Banks, Inc.	142,603	8,935,504
SVB Financial Group *	16,200	3,843,126
Synovus Financial Corp.	36,857	1,384,349
TCF Financial Corp.	51,200	1,069,056
Texas Capital Bancshares, Inc. *	15,990	1,043,028
TFS Financial Corp.	13,900	204,469
The PNC Financial Services Group, Inc.	143,013	18,375,740
U.S. Bancorp	470,305	24,582,842
UMB Financial Corp.	13,000	830,050
Umpqua Holdings Corp.	67,400	1,294,080
United Bankshares, Inc.	32,600	1,081,342
Valley National Bancorp	102,900	1,026,942
Webster Financial Corp.	27,500	1,618,100
Wells Fargo & Co.	1,333,034	70,957,400
Western Alliance Bancorp *	30,400	1,466,496
Wintrust Financial Corp.	17,428	1,326,968
Zions Bancorp NA	58,698	2,761,741
		479,679,943

Capital Goods 6.7%
3M Co.	180,854	34,409,282
A.O. Smith Corp.	44,100	2,007,873
Acuity Brands, Inc.	11,900	1,495,116
AECOM *	47,300	1,378,322
AGCO Corp.	20,730	1,161,709
Air Lease Corp.	29,000	1,104,900
Allegion plc	28,700	2,460,451
Allison Transmission Holdings, Inc.	38,000	1,675,040
AMETEK, Inc.	70,605	4,736,183
Arconic, Inc.	134,740	2,739,264
Barnes Group, Inc.	13,800	781,080
Beacon Roofing Supply, Inc. *	20,100	560,991
BWX Technologies, Inc.	30,500	1,783,030
Carlisle Cos., Inc.	18,936	1,829,028
Caterpillar, Inc.	183,296	22,237,471
Colfax Corp. *	31,600	885,748
Crane Co.	16,384	1,426,063
Cummins, Inc.	45,892	6,272,978
Curtiss-Wright Corp.	13,100	1,433,926
Deere & Co.	99,446	13,468,966
Donaldson Co., Inc.	40,500	2,076,840
Dover Corp.	45,037	3,730,865
Dycom Industries, Inc. *	9,100	617,708
Eaton Corp. plc	132,821	9,519,281
EMCOR Group, Inc.	18,700	1,327,326
Emerson Electric Co.	194,028	13,170,621
Fastenal Co.	87,500	4,498,375
Flowserve Corp.	39,123	1,795,746
Fluor Corp.	44,158	1,936,770

6
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Fortive Corp.	94,620	7,025,535
Fortune Brands Home & Security, Inc.	44,800	2,008,384
Gardner Denver Holdings, Inc. *	33,700	911,922
General Dynamics Corp.	85,974	14,837,393
General Electric Co.	2,677,202	27,039,740
Graco, Inc.	52,082	2,116,092
Harris Corp.	36,407	5,414,085
HD Supply Holdings, Inc. *	55,600	2,088,892
HEICO Corp., Class A	22,625	1,508,183
Hexcel Corp.	26,300	1,539,076
Honeywell International, Inc.	228,017	33,021,422
Hubbell, Inc.	16,932	1,721,984
Huntington Ingalls Industries, Inc.	13,200	2,883,936
IDEX Corp.	23,231	2,946,155
Illinois Tool Works, Inc.	94,347	12,035,847
Ingersoll-Rand plc	75,321	7,226,297
ITT, Inc.	27,300	1,378,650
Jacobs Engineering Group, Inc.	36,356	2,729,972
JELD-WEN Holding, Inc. *	19,300	313,818
Johnson Controls International plc	286,286	9,152,563
Kennametal, Inc.	23,400	829,530
L3 Technologies, Inc.	24,174	4,580,248
Lennox International, Inc.	10,900	2,298,701
Lincoln Electric Holdings, Inc.	20,100	1,626,291
Lockheed Martin Corp.	76,379	22,443,969
Masco Corp.	95,028	2,850,840
MasTec, Inc. *	19,292	839,395
MSC Industrial Direct Co., Inc., Class A	14,258	1,155,754
Navistar International Corp. *	18,700	626,263
Nordson Corp.	16,600	2,036,322
Northrop Grumman Corp.	53,832	14,101,292
nVent Electric plc	48,054	1,173,479
Oshkosh Corp.	23,600	1,324,904
Owens Corning	34,000	1,607,180
PACCAR, Inc.	107,289	6,138,004
Parker-Hannifin Corp.	41,253	6,255,192
Pentair plc	50,354	2,021,713
Quanta Services, Inc. *	44,000	1,372,800
Raytheon Co.	87,757	15,360,985
Resideo Technologies, Inc. *	38,170	803,468
Rockwell Automation, Inc.	37,749	6,218,393
Rockwell Collins, Inc.	50,483	6,462,834
Roper Technologies, Inc.	31,691	8,965,384
Sensata Technologies Holding plc *	53,100	2,490,390
Snap-on, Inc.	17,250	2,655,465
Spirit AeroSystems Holdings, Inc., Class A	32,300	2,713,523
Stanley Black & Decker, Inc.	46,641	5,434,609
Teledyne Technologies, Inc. *	11,400	2,522,592
Terex Corp.	20,800	694,512
Textron, Inc.	76,506	4,103,017
The Boeing Co.	164,298	58,302,788
The Middleby Corp. *	17,400	1,954,020
The Timken Co.	23,044	911,390
The Toro Co.	33,100	1,864,523
TransDigm Group, Inc. *	14,900	4,920,725
Trinity Industries, Inc.	44,200	1,261,910
United Rentals, Inc. *	25,767	3,093,844
United Technologies Corp.	230,757	28,662,327
Univar, Inc. *	33,042	813,494
USG Corp.	26,300	1,110,386
Valmont Industries, Inc.	6,682	830,639
W.W. Grainger, Inc.	14,041	3,987,223
WABCO Holdings, Inc. *	15,900	1,708,455
Wabtec Corp.	26,200	2,148,924
Watsco, Inc.	9,926	1,470,835
Security	Number of Shares	Value ($)
Woodward, Inc.	17,300	1,273,972
Xylem, Inc.	55,600	3,646,248
		530,089,651

Commercial & Professional Services 0.8%
Cintas Corp.	26,610	4,839,561
Copart, Inc. *	62,665	3,064,945
CoStar Group, Inc. *	11,300	4,084,046
Deluxe Corp.	14,500	684,545
Equifax, Inc.	37,300	3,783,712
Healthcare Services Group, Inc.	22,700	921,393
IHS Markit Ltd. *	110,707	5,815,439
KAR Auction Services, Inc.	41,500	2,363,010
ManpowerGroup, Inc.	19,791	1,509,855
Nielsen Holdings plc	110,500	2,870,790
Republic Services, Inc.	67,101	4,876,901
Robert Half International, Inc.	37,791	2,287,489
Rollins, Inc.	29,450	1,743,440
Stericycle, Inc. *	26,398	1,319,108
The Brink's Co.	15,600	1,034,592
The Dun & Bradstreet Corp.	10,925	1,554,409
TransUnion	56,692	3,727,499
Verisk Analytics, Inc. *	50,600	6,063,904
Waste Management, Inc.	121,285	10,851,369
		63,396,007

Consumer Durables & Apparel 1.2%
Brunswick Corp.	26,300	1,367,337
Carter's, Inc.	14,300	1,372,514
Columbia Sportswear Co.	8,900	803,492
D.R. Horton, Inc.	105,597	3,797,268
Garmin Ltd.	37,648	2,490,792
Hanesbrands, Inc.	108,800	1,867,008
Hasbro, Inc.	36,025	3,303,853
Leggett & Platt, Inc.	39,744	1,443,105
Lennar Corp., Class A	90,110	3,872,928
lululemon Athletica, Inc. *	33,600	4,728,528
Mattel, Inc. *	102,797	1,395,983
Michael Kors Holdings Ltd. *	45,447	2,518,218
Mohawk Industries, Inc. *	19,439	2,424,627
Newell Brands, Inc.	134,713	2,139,242
NIKE, Inc., Class B	394,912	29,634,197
NVR, Inc. *	1,033	2,312,918
Polaris Industries, Inc.	18,400	1,637,232
PulteGroup, Inc.	80,669	1,982,037
PVH Corp.	23,614	2,852,335
Ralph Lauren Corp.	16,795	2,176,800
Skechers U.S.A., Inc., Class A *	40,162	1,147,428
Tapestry, Inc.	89,430	3,783,783
Toll Brothers, Inc.	41,800	1,406,988
VF Corp.	100,528	8,331,761
Whirlpool Corp.	19,815	2,174,894
		90,965,268

Consumer Services 2.1%
Aramark	76,496	2,747,736
Boyd Gaming Corp.	27,000	717,120
Bright Horizons Family Solutions, Inc. *	17,800	2,045,398
Caesars Entertainment Corp. *(a)	187,200	1,608,048
Carnival Corp.	124,060	6,952,322
Chipotle Mexican Grill, Inc. *	7,550	3,475,492
Choice Hotels International, Inc.	9,700	711,980
Churchill Downs, Inc.	3,600	898,596
Cracker Barrel Old Country Store, Inc. (a)	7,100	1,126,628
Darden Restaurants, Inc.	38,365	4,087,791

7
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Domino's Pizza, Inc.	12,892	3,465,241
Dunkin' Brands Group, Inc.	26,000	1,886,560
Extended Stay America, Inc.	56,900	926,332
frontdoor, Inc. *	20,850	709,943
Grand Canyon Education, Inc. *	14,400	1,795,680
H&R Block, Inc.	65,228	1,731,151
Hilton Grand Vacations, Inc. *	30,193	811,286
Hilton Worldwide Holdings, Inc.	92,200	6,561,874
Las Vegas Sands Corp.	114,405	5,838,087
Marriott International, Inc., Class A	88,921	10,393,976
Marriott Vacations Worldwide Corp.	12,880	1,139,751
McDonald's Corp.	238,489	42,188,704
MGM Resorts International	159,087	4,244,441
Norwegian Cruise Line Holdings Ltd. *	61,600	2,714,712
Royal Caribbean Cruises Ltd.	52,391	5,486,909
Scientific Games Corp., Class A *	15,800	351,708
Service Corp. International	55,600	2,305,732
ServiceMaster Global Holdings, Inc. *	41,700	1,788,096
Six Flags Entertainment Corp.	21,900	1,179,534
Starbucks Corp.	414,350	24,144,175
Texas Roadhouse, Inc.	19,700	1,191,062
The Wendy's Co.	61,400	1,058,536
Vail Resorts, Inc.	12,400	3,116,368
Weight Watchers International, Inc. *	11,400	753,540
Wyndham Destinations, Inc.	31,465	1,128,964
Wyndham Hotels & Resorts, Inc.	31,465	1,550,910
Wynn Resorts Ltd.	30,242	3,042,345
Yum! Brands, Inc.	97,027	8,772,211
		164,648,939

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	16,259	1,847,998
AGNC Investment Corp.	144,139	2,571,440
Ally Financial, Inc.	127,600	3,242,316
American Express Co.	217,677	22,361,958
Ameriprise Financial, Inc.	43,628	5,551,227
Annaly Capital Management, Inc.	398,400	3,932,208
Berkshire Hathaway, Inc., Class B *	599,756	123,117,912
BGC Partners, Inc., Class A	81,800	866,262
BlackRock, Inc.	37,902	15,593,641
Capital One Financial Corp.	146,953	13,122,903
Cboe Global Markets, Inc.	34,990	3,948,621
CME Group, Inc.	104,574	19,162,140
Credit Acceptance Corp. *	3,700	1,570,354
Discover Financial Services	105,104	7,322,596
E*TRADE Financial Corp.	80,790	3,992,642
Eaton Vance Corp.	36,184	1,630,089
Evercore, Inc., Class A	12,700	1,037,463
FactSet Research Systems, Inc.	11,600	2,595,616
Franklin Resources, Inc.	92,377	2,817,498
Interactive Brokers Group, Inc., Class A	22,100	1,091,961
Intercontinental Exchange, Inc.	175,450	13,516,668
Invesco Ltd.	126,477	2,745,816
Janus Henderson Group plc	49,800	1,223,586
Jefferies Financial Group, Inc.	86,378	1,854,536
Lazard Ltd., Class A	39,699	1,577,638
Legg Mason, Inc.	28,214	796,199
LPL Financial Holdings, Inc.	28,300	1,743,280
MarketAxess Holdings, Inc.	11,500	2,411,205
Moody's Corp.	51,326	7,466,906
Morgan Stanley	409,721	18,707,861
Morningstar, Inc.	6,100	761,280
MSCI, Inc.	27,050	4,067,779
Nasdaq, Inc.	36,337	3,150,781
Navient Corp.	77,500	897,450
New Residential Investment Corp.	104,800	1,873,824
Northern Trust Corp.	69,176	6,507,386
Security	Number of Shares	Value ($)
OneMain Holdings, Inc. *	21,400	610,328
Raymond James Financial, Inc.	39,649	3,040,682
S&P Global, Inc.	77,652	14,157,513
Santander Consumer USA Holdings, Inc.	36,900	691,875
SEI Investments Co.	39,748	2,124,531
SLM Corp. *	138,900	1,408,446
Starwood Property Trust, Inc.	80,000	1,737,600
State Street Corp.	117,550	8,081,562
Stifel Financial Corp.	22,382	1,023,305
Synchrony Financial	211,550	6,109,564
T. Rowe Price Group, Inc.	74,650	7,240,303
TD Ameritrade Holding Corp.	84,631	4,377,115
The Bank of New York Mellon Corp.	284,302	13,456,014
The Charles Schwab Corp. (b)	368,065	17,019,325
The Goldman Sachs Group, Inc.	108,432	24,437,320
Voya Financial, Inc.	49,030	2,145,553
		414,340,076

Energy 5.5%
Anadarko Petroleum Corp.	157,948	8,402,834
Antero Resources Corp. *	66,200	1,051,918
Apache Corp.	118,700	4,490,421
Apergy Corp. *	24,518	955,957
Baker Hughes, a GE Co.	126,406	3,373,776
Cabot Oil & Gas Corp.	135,896	3,292,760
Centennial Resource Development, Inc., Class A *	59,100	1,132,356
Cheniere Energy, Inc. *	67,900	4,101,839
Chesapeake Energy Corp. *(a)	285,259	1,001,259
Chevron Corp.	589,437	65,810,641
Cimarex Energy Co.	29,115	2,313,769
Concho Resources, Inc. *	61,882	8,607,167
ConocoPhillips	358,327	25,047,057
Continental Resources, Inc. *	25,800	1,359,144
Core Laboratories N.V.	13,300	1,133,692
Devon Energy Corp.	157,482	5,102,417
Diamondback Energy, Inc.	30,300	3,404,508
Energen Corp. *	25,400	1,828,038
EOG Resources, Inc.	178,104	18,761,475
EQT Corp.	81,819	2,779,391
Exxon Mobil Corp.	1,302,741	103,802,403
Halliburton Co.	269,288	9,338,908
Helmerich & Payne, Inc.	33,892	2,111,133
Hess Corp.	77,923	4,472,780
HollyFrontier Corp.	50,100	3,378,744
Kinder Morgan, Inc.	581,217	9,892,313
KLX Energy Services Holdings, Inc. *	6,360	183,740
Marathon Oil Corp.	259,896	4,935,425
Marathon Petroleum Corp.	206,593	14,554,477
Murphy Oil Corp.	49,944	1,591,216
National Oilwell Varco, Inc.	117,826	4,335,997
Newfield Exploration Co. *	61,566	1,243,633
Noble Energy, Inc.	147,622	3,668,407
Occidental Petroleum Corp.	234,916	15,755,816
ONEOK, Inc.	126,145	8,275,112
Parsley Energy, Inc., Class A *	79,100	1,852,522
Patterson-UTI Energy, Inc.	68,523	1,140,223
PBF Energy, Inc., Class A	37,600	1,573,560
PDC Energy, Inc. *	20,659	876,975
Peabody Energy Corp.	25,500	903,975
Phillips 66	131,900	13,561,958
Pioneer Natural Resources Co.	52,711	7,762,749
Range Resources Corp.	62,828	995,824
RPC, Inc.	17,600	261,888
Schlumberger Ltd.	425,405	21,827,530
Targa Resources Corp.	70,000	3,616,900
TechnipFMC plc	131,368	3,454,978

8
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
The Williams Cos., Inc.	373,621	9,090,199
Transocean Ltd. *	129,100	1,421,391
Valero Energy Corp.	131,962	12,020,419
Weatherford International plc *	305,300	412,155
WPX Energy, Inc. *	117,900	1,891,116
		434,154,885

Food & Staples Retailing 1.5%
Casey's General Stores, Inc.	10,600	1,336,766
Costco Wholesale Corp.	134,759	30,809,950
Sysco Corp.	147,730	10,537,581
The Kroger Co.	243,326	7,241,382
U.S. Foods Holding Corp. *	68,000	1,983,560
Walgreens Boots Alliance, Inc.	259,469	20,697,842
Walmart, Inc.	442,206	44,344,418
		116,951,499

Food, Beverage & Tobacco 3.8%
Altria Group, Inc.	579,205	37,671,493
Archer-Daniels-Midland Co.	171,805	8,117,786
Brown-Forman Corp., Class B	52,250	2,421,265
Bunge Ltd.	42,592	2,632,186
Campbell Soup Co.	60,758	2,272,957
ConAgra Brands, Inc.	145,849	5,192,224
Constellation Brands, Inc., Class A	51,532	10,266,720
Flowers Foods, Inc.	56,925	1,099,222
General Mills, Inc.	182,002	7,971,688
Hormel Foods Corp.	82,288	3,591,048
Ingredion, Inc.	21,800	2,205,724
Kellogg Co.	78,231	5,122,566
Keurig Dr Pepper, Inc.	55,420	1,440,920
Lamb Weston Holdings, Inc.	45,365	3,545,728
McCormick & Co., Inc. - Non Voting Shares	37,654	5,422,176
Molson Coors Brewing Co., Class B	58,272	3,729,408
Mondelez International, Inc., Class A	451,735	18,963,835
Monster Beverage Corp. *	123,100	6,505,835
National Beverage Corp. *	3,200	295,840
PepsiCo, Inc.	435,746	48,969,136
Philip Morris International, Inc.	478,165	42,111,992
Pilgrim's Pride Corp. *	15,000	264,900
Post Holdings, Inc. *	20,500	1,812,610
Seaboard Corp.	90	347,850
The Coca-Cola Co.	1,176,942	56,351,983
The Hain Celestial Group, Inc. *	24,600	612,048
The Hershey Co.	42,564	4,560,733
The JM Smucker Co.	34,901	3,780,476
The Kraft Heinz Co.	192,100	10,559,737
Tyson Foods, Inc., Class A	91,959	5,510,183
		303,350,269

Health Care Equipment & Services 6.5%
Abbott Laboratories	539,301	37,179,411
ABIOMED, Inc. *	13,800	4,708,560
Aetna, Inc.	100,434	19,926,106
Align Technology, Inc. *	22,628	5,005,314
AmerisourceBergen Corp.	49,820	4,384,160
Anthem, Inc.	80,157	22,088,864
athenahealth, Inc. *	12,000	1,530,480
Baxter International, Inc.	153,525	9,596,848
Becton, Dickinson & Co.	82,528	19,022,704
Boston Scientific Corp. *	423,607	15,309,157
Cantel Medical Corp.	11,700	926,055
Cardinal Health, Inc.	94,910	4,802,446
Centene Corp. *	62,967	8,205,859
Cerner Corp. *	101,704	5,825,605
Security	Number of Shares	Value ($)
Chemed Corp.	5,000	1,521,650
Cigna Corp.	75,015	16,038,957
CVS Health Corp.	312,507	22,622,382
Danaher Corp.	190,170	18,902,898
DaVita, Inc. *	39,150	2,636,361
DENTSPLY SIRONA, Inc.	68,990	2,389,124
DexCom, Inc. *	27,600	3,664,452
Edwards Lifesciences Corp. *	64,284	9,488,318
Encompass Health Corp.	30,562	2,056,823
Express Scripts Holding Co. *	172,450	16,722,477
HCA Healthcare, Inc.	83,158	11,104,088
Henry Schein, Inc. *	47,338	3,929,054
Hill-Rom Holdings, Inc.	20,900	1,757,272
Hologic, Inc. *	82,070	3,199,909
Humana, Inc.	42,495	13,615,823
ICU Medical, Inc. *	5,100	1,299,123
IDEXX Laboratories, Inc. *	26,472	5,615,241
Insulet Corp. *	18,600	1,640,706
Integra LifeSciences Holdings Corp. *	21,700	1,162,469
Intuitive Surgical, Inc. *	35,082	18,284,037
Laboratory Corp. of America Holdings *	31,468	5,052,187
LivaNova plc *	15,000	1,679,850
Masimo Corp. *	15,300	1,768,680
McKesson Corp.	61,470	7,668,997
Medidata Solutions, Inc. *	18,500	1,300,550
MEDNAX, Inc. *	28,208	1,164,708
Medtronic plc	415,222	37,295,240
Molina Healthcare, Inc. *	19,000	2,408,630
Patterson Cos., Inc.	22,600	510,308
Quest Diagnostics, Inc.	41,847	3,938,221
ResMed, Inc.	43,716	4,630,399
STERIS plc	26,100	2,852,991
Stryker Corp.	95,754	15,533,214
Teleflex, Inc.	13,846	3,333,286
The Cooper Cos., Inc.	15,100	3,900,481
UnitedHealth Group, Inc.	296,026	77,366,395
Universal Health Services, Inc., Class B	26,874	3,266,803
Varian Medical Systems, Inc. *	28,171	3,362,772
Veeva Systems, Inc., Class A *	37,000	3,379,950
WellCare Health Plans, Inc. *	15,498	4,277,293
West Pharmaceutical Services, Inc.	22,500	2,383,200
Zimmer Biomet Holdings, Inc.	62,612	7,112,097
		510,348,985

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	74,488	4,422,353
Colgate-Palmolive Co.	267,342	15,920,216
Coty, Inc., Class A	142,141	1,499,588
Energizer Holdings, Inc.	18,100	1,063,737
Herbalife Nutrition Ltd. *	31,700	1,688,342
Kimberly-Clark Corp.	106,208	11,077,494
Nu Skin Enterprises, Inc., Class A	17,200	1,207,784
Spectrum Brands Holdings, Inc.	15,056	977,887
The Clorox Co.	39,325	5,837,796
The Estee Lauder Cos., Inc., Class A	69,070	9,492,981
The Procter & Gamble Co.	766,263	67,952,203
		121,140,381

Insurance 2.5%
Aflac, Inc.	236,460	10,184,332
Alleghany Corp.	4,586	2,754,718
American Financial Group, Inc.	21,805	2,181,154
American International Group, Inc.	273,423	11,289,636
Aon plc	74,629	11,655,557
Arch Capital Group Ltd. *	124,200	3,523,554
Arthur J. Gallagher & Co.	56,220	4,160,842

9
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Assurant, Inc.	15,992	1,554,582
Assured Guaranty Ltd.	32,300	1,291,354
Athene Holding Ltd., Class A *	38,400	1,755,648
Axis Capital Holdings Ltd.	25,662	1,431,683
Brighthouse Financial, Inc. *	36,676	1,453,470
Brown & Brown, Inc.	71,352	2,010,699
Chubb Ltd.	142,626	17,815,414
Cincinnati Financial Corp.	45,717	3,595,185
CNA Financial Corp.	9,150	396,836
CNO Financial Group, Inc.	51,200	967,680
Erie Indemnity Co., Class A	6,285	815,102
Everest Re Group Ltd.	12,720	2,771,179
Fidelity National Financial, Inc.	84,969	2,842,213
First American Financial Corp.	33,794	1,498,088
Lincoln National Corp.	66,159	3,982,110
Loews Corp.	85,858	3,997,548
Markel Corp. *	4,247	4,642,990
Marsh & McLennan Cos., Inc.	155,420	13,171,845
MetLife, Inc.	307,280	12,656,863
Old Republic International Corp.	88,409	1,949,418
Primerica, Inc.	13,600	1,492,464
Principal Financial Group, Inc.	81,230	3,823,496
Prudential Financial, Inc.	128,538	12,054,294
Reinsurance Group of America, Inc.	19,510	2,777,639
RenaissanceRe Holdings Ltd.	12,107	1,478,991
The Allstate Corp.	106,498	10,193,989
The Hanover Insurance Group, Inc.	12,700	1,414,526
The Hartford Financial Services Group, Inc.	110,941	5,038,940
The Progressive Corp.	179,663	12,522,511
The Travelers Cos., Inc.	82,538	10,327,980
Torchmark Corp.	31,597	2,675,002
Unum Group	69,546	2,521,738
W. R. Berkley Corp.	28,925	2,195,408
Willis Towers Watson plc	40,066	5,735,849
		200,602,527

Materials 2.8%
Air Products & Chemicals, Inc.	67,664	10,443,938
Albemarle Corp.	34,103	3,383,700
Alcoa Corp. *	57,980	2,028,720
AptarGroup, Inc.	19,700	2,008,612
Ashland Global Holdings, Inc.	20,300	1,501,794
Avery Dennison Corp.	26,560	2,409,523
Axalta Coating Systems Ltd. *	65,300	1,611,604
Ball Corp.	104,352	4,674,970
Bemis Co., Inc.	28,149	1,288,380
Berry Global Group, Inc. *	40,400	1,762,248
Cabot Corp.	17,839	868,402
Celanese Corp.	42,243	4,095,036
CF Industries Holdings, Inc.	70,560	3,388,997
Crown Holdings, Inc. *	42,675	1,804,726
DowDuPont, Inc.	710,941	38,333,939
Eagle Materials, Inc.	14,650	1,081,756
Eastman Chemical Co.	43,062	3,373,908
Ecolab, Inc.	77,792	11,913,845
FMC Corp.	41,104	3,209,400
Freeport-McMoRan, Inc.	449,057	5,231,514
Graphic Packaging Holding Co.	93,400	1,028,334
Huntsman Corp.	67,800	1,483,464
International Flavors & Fragrances, Inc.	31,208	4,514,549
International Paper Co.	126,807	5,751,965
Linde plc	169,128	27,985,610
Louisiana-Pacific Corp.	45,300	986,181
LyondellBasell Industries N.V., Class A	97,863	8,736,230
Martin Marietta Materials, Inc.	19,524	3,344,071
NewMarket Corp.	2,800	1,080,688
Newmont Mining Corp.	162,928	5,037,734
Security	Number of Shares	Value ($)
Nucor Corp.	96,876	5,727,309
Olin Corp.	48,800	985,760
Owens-Illinois, Inc. *	45,000	705,150
Packaging Corp. of America	29,030	2,665,244
PPG Industries, Inc.	73,912	7,767,412
Reliance Steel & Aluminum Co.	23,022	1,816,896
Royal Gold, Inc.	20,400	1,563,252
RPM International, Inc.	41,400	2,532,438
Sealed Air Corp.	50,002	1,618,065
Sonoco Products Co.	30,870	1,684,885
Steel Dynamics, Inc.	71,200	2,819,520
The Chemours Co.	55,300	1,825,453
The Mosaic Co.	110,266	3,411,630
The Scotts Miracle-Gro Co.	11,368	758,700
The Sherwin-Williams Co.	25,265	9,941,020
United States Steel Corp.	54,100	1,435,273
Valvoline, Inc.	55,730	1,110,142
Vulcan Materials Co.	40,825	4,129,040
W.R. Grace & Co.	21,500	1,392,985
Westlake Chemical Corp.	10,700	762,910
WestRock Co.	77,542	3,331,980
		222,348,902

Media & Entertainment 7.6%
Activision Blizzard, Inc.	235,338	16,250,089
Alphabet, Inc., Class A *	91,981	100,312,639
Alphabet, Inc., Class C *	94,742	102,015,343
Altice USA, Inc., Class A	35,800	583,898
Cable One, Inc.	1,550	1,388,397
CBS Corp., Class B - Non Voting Shares	104,468	5,991,240
Charter Communications, Inc., Class A *	55,088	17,648,543
Cinemark Holdings, Inc.	32,800	1,363,496
Comcast Corp., Class A	1,405,955	53,623,124
Discovery, Inc., Class A *	46,200	1,496,418
Discovery, Inc., Class C *	110,604	3,241,803
DISH Network Corp., Class A *	70,572	2,169,383
Electronic Arts, Inc. *	94,231	8,573,136
Facebook, Inc., Class A *	742,452	112,696,789
GCI Liberty, Inc., Class A *	30,808	1,458,143
IAC/InterActiveCorp *	24,130	4,743,717
Liberty Broadband Corp., Class C *	47,000	3,897,710
Liberty Global plc, Class A *	63,741	1,633,682
Liberty Global plc, Class C *	183,672	4,599,147
Liberty Media Corp. - Liberty Formula One, Class C *	61,800	2,044,344
Liberty Media Corp. - Liberty SiriusXM, Class A *	24,146	995,781
Liberty Media Corp. - Liberty SiriusXM, Class C *	52,300	2,158,421
Lions Gate Entertainment Corp., Class B	32,300	574,617
Live Nation Entertainment, Inc. *	42,800	2,238,440
Netflix, Inc. *	134,000	40,438,520
News Corp., Class A	118,782	1,566,735
Nexstar Media Group, Inc., Class A	13,600	1,018,504
Omnicom Group, Inc.	69,688	5,179,212
Sirius XM Holdings, Inc. (a)	399,100	2,402,582
Snap, Inc., Class A *(a)	211,400	1,397,354
Take-Two Interactive Software, Inc. *	34,900	4,497,563
The Interpublic Group of Cos., Inc.	118,364	2,741,310
The Madison Square Garden Co., Class A *	5,041	1,394,441
The Walt Disney Co.	457,540	52,539,318
Tribune Media Co., Class A	24,000	912,240
TripAdvisor, Inc. *	30,000	1,564,200
Twenty-First Century Fox, Inc., Class A	325,366	14,810,660
Twenty-First Century Fox, Inc., Class B	149,572	6,757,663
Twitter, Inc. *	222,200	7,721,450
Viacom, Inc., Class B	106,546	3,407,341

10
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Yelp, Inc. *	23,500	1,006,270
Zillow Group, Inc., Class C *	35,100	1,413,126
		602,466,789

Pharmaceuticals, Biotechnology & Life Sciences 7.9%
AbbVie, Inc.	465,775	36,260,584
Agilent Technologies, Inc.	99,131	6,422,697
Akorn, Inc. *	24,100	160,747
Alexion Pharmaceuticals, Inc. *	68,104	7,632,415
Alkermes plc *	47,300	1,931,259
Allergan plc	98,577	15,576,152
Alnylam Pharmaceuticals, Inc. *	28,200	2,268,126
Amgen, Inc.	198,794	38,325,495
Bio-Rad Laboratories, Inc., Class A *	6,100	1,664,385
Bio-Techne Corp.	11,463	1,922,574
Biogen, Inc. *	62,199	18,925,290
BioMarin Pharmaceutical, Inc. *	54,400	5,014,048
Bluebird Bio, Inc. *	16,400	1,881,080
Bristol-Myers Squibb Co.	501,839	25,362,943
Bruker Corp.	30,900	968,097
Catalent, Inc. *	43,900	1,770,926
Celgene Corp. *	216,740	15,518,584
Charles River Laboratories International, Inc. *	14,400	1,754,208
Eli Lilly & Co.	293,904	31,870,950
Exact Sciences Corp. *	38,800	2,756,740
Exelixis, Inc. *	96,500	1,338,455
FibroGen, Inc. *	22,900	981,723
Gilead Sciences, Inc.	398,964	27,201,365
Illumina, Inc. *	45,100	14,032,865
Incyte Corp. *	53,300	3,454,906
Ionis Pharmaceuticals, Inc. *	42,000	2,081,100
IQVIA Holdings, Inc. *	49,546	6,090,690
Jazz Pharmaceuticals plc *	18,300	2,906,406
Johnson & Johnson	825,525	115,565,245
Merck & Co., Inc.	819,518	60,324,720
Mettler-Toledo International, Inc. *	7,653	4,184,813
Mylan N.V. *	158,300	4,946,875
Nektar Therapeutics *	53,300	2,061,644
Neurocrine Biosciences, Inc. *	28,300	3,032,345
PerkinElmer, Inc.	34,400	2,974,912
Perrigo Co., plc	39,000	2,741,700
Pfizer, Inc.	1,803,607	77,663,317
PRA Health Sciences, Inc. *	17,800	1,724,286
Regeneron Pharmaceuticals, Inc. *	23,900	8,107,836
Sage Therapeutics, Inc. *	13,900	1,788,652
Sarepta Therapeutics, Inc. *	19,300	2,581,568
Seattle Genetics, Inc. *	32,100	1,801,773
Syneos Health, Inc. *	18,700	853,281
Thermo Fisher Scientific, Inc.	123,998	28,972,133
United Therapeutics Corp. *	13,000	1,441,180
Vertex Pharmaceuticals, Inc. *	79,012	13,389,374
Waters Corp. *	24,100	4,571,529
Zoetis, Inc.	148,273	13,366,811
		628,168,804

Real Estate 3.4%
Alexandria Real Estate Equities, Inc.	33,000	4,033,590
American Campus Communities, Inc.	40,600	1,604,106
American Homes 4 Rent, Class A	81,200	1,710,884
American Tower Corp.	135,289	21,079,379
Apartment Investment & Management Co., Class A	49,418	2,126,951
Apple Hospitality REIT, Inc.	64,300	1,039,731
AvalonBay Communities, Inc.	42,749	7,497,320
Boston Properties, Inc.	47,905	5,785,008
Security	Number of Shares	Value ($)
Brixmor Property Group, Inc.	91,600	1,483,920
Camden Property Trust	28,764	2,596,526
CBRE Group, Inc., Class A *	98,911	3,985,124
Colony Capital, Inc.	142,200	834,714
CoreSite Realty Corp.	11,800	1,107,548
Cousins Properties, Inc.	132,400	1,100,244
Crown Castle International Corp.	127,427	13,856,412
CubeSmart	54,500	1,579,410
CyrusOne, Inc.	32,300	1,719,329
Digital Realty Trust, Inc.	63,907	6,599,037
Douglas Emmett, Inc.	47,600	1,722,644
Duke Realty Corp.	110,237	3,039,234
EPR Properties	23,100	1,587,894
Equinix, Inc.	24,562	9,302,612
Equity Commonwealth	37,400	1,113,772
Equity LifeStyle Properties, Inc.	26,900	2,547,161
Equity Residential	113,872	7,397,125
Essex Property Trust, Inc.	20,229	5,073,029
Extra Space Storage, Inc.	38,900	3,503,334
Federal Realty Investment Trust	22,896	2,840,249
First Industrial Realty Trust, Inc.	37,400	1,148,180
Forest City Realty Trust, Inc., Class A	80,300	2,020,348
Gaming & Leisure Properties, Inc.	59,200	1,994,448
HCP, Inc.	144,480	3,980,424
Healthcare Realty Trust, Inc.	37,600	1,047,536
Healthcare Trust of America, Inc., Class A	64,500	1,693,770
Highwoods Properties, Inc.	31,600	1,347,424
Hospitality Properties Trust	52,081	1,334,315
Host Hotels & Resorts, Inc.	226,239	4,323,427
Hudson Pacific Properties, Inc.	49,012	1,485,064
Invitation Homes, Inc.	90,900	1,988,892
Iron Mountain, Inc.	89,166	2,729,371
JBG SMITH Properties	33,667	1,261,839
Jones Lang LaSalle, Inc.	13,500	1,785,510
Kilroy Realty Corp.	30,700	2,114,616
Kimco Realty Corp.	126,531	2,035,884
Lamar Advertising Co., Class A	26,170	1,918,784
Liberty Property Trust	46,304	1,938,749
Life Storage, Inc.	14,900	1,402,984
Medical Properties Trust, Inc.	116,000	1,723,760
Mid-America Apartment Communities, Inc.	34,970	3,416,919
National Retail Properties, Inc.	47,900	2,239,325
Omega Healthcare Investors, Inc.	63,500	2,117,725
Paramount Group, Inc.	65,000	928,850
Park Hotels & Resorts, Inc.	61,318	1,782,514
Prologis, Inc.	192,832	12,431,879
Public Storage	45,909	9,432,922
Rayonier, Inc.	37,700	1,138,540
Realogy Holdings Corp. (a)	40,200	766,614
Realty Income Corp.	89,400	5,388,138
Regency Centers Corp.	52,242	3,310,053
RLJ Lodging Trust	51,500	1,001,160
Ryman Hospitality Properties, Inc.	15,500	1,202,645
SBA Communications Corp. *	34,800	5,643,516
Senior Housing Properties Trust	72,168	1,159,740
Simon Property Group, Inc.	95,250	17,480,280
SL Green Realty Corp.	25,951	2,368,288
Spirit MTA REIT	15,700	168,147
Spirit Realty Capital, Inc.	136,200	1,065,084
STORE Capital Corp.	56,800	1,648,904
Sun Communities, Inc.	26,600	2,672,502
Sunstone Hotel Investors, Inc.	71,700	1,037,499
Taubman Centers, Inc.	19,800	1,089,198
The Howard Hughes Corp. *	11,500	1,282,480
The Macerich Co.	33,315	1,719,720
UDR, Inc.	82,662	3,239,524
Ventas, Inc.	110,029	6,386,083
VEREIT, Inc.	298,200	2,185,806

11
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Vornado Realty Trust	54,334	3,699,059
Weingarten Realty Investors	38,102	1,071,428
Welltower, Inc.	114,521	7,566,403
Weyerhaeuser Co.	232,826	6,200,156
WP Carey, Inc.	33,900	2,237,739
		272,220,452

Retailing 5.9%
Advance Auto Parts, Inc.	22,622	3,614,091
Amazon.com, Inc. *	126,086	201,486,689
AutoNation, Inc. *	17,606	712,691
AutoZone, Inc. *	8,147	5,975,580
Best Buy Co., Inc.	74,981	5,260,667
Booking Holdings, Inc. *	14,611	27,389,488
Burlington Stores, Inc. *	20,853	3,576,081
CarMax, Inc. *	54,293	3,687,038
Dollar General Corp.	82,190	9,154,322
Dollar Tree, Inc. *	73,418	6,189,137
eBay, Inc. *	288,187	8,366,069
Expedia Group, Inc.	36,404	4,566,154
Five Below, Inc. *	17,000	1,934,940
Floor & Decor Holdings, Inc., Class A *	17,700	452,766
Foot Locker, Inc.	34,809	1,640,896
Genuine Parts Co.	45,030	4,409,338
GrubHub, Inc. *	27,800	2,578,172
Kohl's Corp.	51,165	3,874,725
L Brands, Inc.	68,723	2,228,000
LKQ Corp. *	97,900	2,669,733
Lowe's Cos., Inc.	249,536	23,760,818
Macy's, Inc.	93,676	3,212,150
Nordstrom, Inc.	35,597	2,341,215
O'Reilly Automotive, Inc. *	24,654	7,907,770
Penske Automotive Group, Inc.	10,700	474,866
Pool Corp.	12,500	1,821,875
Qurate Retail, Inc. *	140,257	3,077,239
Ross Stores, Inc.	116,430	11,526,570
Target Corp.	162,023	13,549,983
The Gap, Inc.	66,955	1,827,871
The Home Depot, Inc.	352,135	61,933,504
The Michaels Cos., Inc. *	27,194	431,025
The TJX Cos., Inc.	192,708	21,174,755
Tiffany & Co.	33,698	3,750,587
Tractor Supply Co.	37,300	3,427,497
Ulta Salon, Cosmetics & Fragrance, Inc. *	17,232	4,730,529
Urban Outfitters, Inc. *	24,600	970,716
Wayfair, Inc., Class A *	18,400	2,029,336
Williams-Sonoma, Inc.	25,300	1,502,314
		469,217,197

Semiconductors & Semiconductor Equipment 3.6%
Advanced Micro Devices, Inc. *	264,700	4,820,187
Analog Devices, Inc.	113,953	9,539,006
Applied Materials, Inc.	303,049	9,964,251
Broadcom, Inc.	132,770	29,672,767
Cypress Semiconductor Corp.	113,500	1,468,690
Entegris, Inc.	43,200	1,146,528
First Solar, Inc. *	22,700	948,860
Integrated Device Technology, Inc. *	40,600	1,900,486
Intel Corp.	1,419,212	66,532,659
KLA-Tencor Corp.	47,638	4,360,783
Lam Research Corp.	48,619	6,890,771
Marvell Technology Group Ltd.	181,074	2,971,424
Maxim Integrated Products, Inc.	85,200	4,261,704
Microchip Technology, Inc.	72,448	4,765,629
Micron Technology, Inc. *	357,059	13,468,265
MKS Instruments, Inc.	16,800	1,237,992
Security	Number of Shares	Value ($)
Monolithic Power Systems, Inc.	11,934	1,409,644
NVIDIA Corp.	186,999	39,424,999
ON Semiconductor Corp. *	133,300	2,266,100
Qorvo, Inc. *	38,200	2,808,082
QUALCOMM, Inc.	433,698	27,275,267
Silicon Laboratories, Inc. *	13,400	1,092,502
Skyworks Solutions, Inc.	55,200	4,789,152
Teradyne, Inc.	57,300	1,973,985
Texas Instruments, Inc.	299,497	27,802,307
Universal Display Corp.	12,500	1,537,625
Versum Materials, Inc.	32,300	1,019,388
Xilinx, Inc.	77,905	6,650,750
		281,999,803

Software & Services 11.0%
2U, Inc. *	17,400	1,094,634
Accenture plc, Class A	197,480	31,126,798
Adobe Systems, Inc. *	150,522	36,992,287
Akamai Technologies, Inc. *	53,209	3,844,350
Alliance Data Systems Corp.	14,471	2,983,631
Amdocs Ltd.	43,600	2,758,572
ANSYS, Inc. *	25,800	3,858,390
Aspen Technology, Inc. *	21,900	1,859,091
Autodesk, Inc. *	67,172	8,681,981
Automatic Data Processing, Inc.	134,805	19,422,704
Black Knight, Inc. *	43,026	2,098,378
Blackbaud, Inc.	14,300	1,025,596
Booz Allen Hamilton Holding Corp.	43,900	2,174,806
Broadridge Financial Solutions, Inc.	35,700	4,174,758
CA, Inc.	95,681	4,244,409
Cadence Design Systems, Inc. *	85,787	3,823,527
CDK Global, Inc.	40,200	2,301,048
Citrix Systems, Inc. *	39,500	4,047,565
Cognizant Technology Solutions Corp., Class A	177,832	12,275,743
CoreLogic, Inc. *	25,100	1,019,562
Dell Technologies, Inc., Class V *	61,500	5,558,985
DXC Technology Co.	86,704	6,314,652
EPAM Systems, Inc. *	15,500	1,851,785
Euronet Worldwide, Inc. *	15,685	1,743,858
Fair Isaac Corp. *	9,000	1,734,390
Fidelity National Information Services, Inc.	101,022	10,516,390
First Data Corp., Class A *	175,918	3,296,703
Fiserv, Inc. *	125,120	9,922,016
FleetCor Technologies, Inc. *	27,249	5,450,617
Fortinet, Inc. *	44,600	3,665,228
Gartner, Inc. *	28,000	4,130,560
Genpact Ltd.	44,550	1,221,116
Global Payments, Inc.	48,699	5,562,887
GoDaddy, Inc., Class A *	50,717	3,710,963
Guidewire Software, Inc. *	24,400	2,170,868
International Business Machines Corp.	280,688	32,399,816
Intuit, Inc.	79,782	16,834,002
j2 Global, Inc.	13,800	1,005,192
Jack Henry & Associates, Inc.	24,200	3,625,886
Leidos Holdings, Inc.	46,381	3,004,561
LogMeIn, Inc.	16,000	1,377,920
Manhattan Associates, Inc. *	19,200	916,608
Mastercard, Inc., Class A	280,529	55,452,167
MAXIMUS, Inc.	20,400	1,325,388
Microsoft Corp.	2,359,444	252,012,214
Nuance Communications, Inc. *	89,900	1,563,361
Nutanix, Inc., Class A *	22,000	913,220
Oracle Corp.	869,459	42,464,378
Paychex, Inc.	98,328	6,439,501
Paycom Software, Inc. *	14,900	1,865,480
PayPal Holdings, Inc. *	363,770	30,625,796

12
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Pegasystems, Inc.	12,300	658,296
Perspecta, Inc.	44,302	1,084,956
Proofpoint, Inc. *	16,000	1,455,200
PTC, Inc. *	32,800	2,703,048
RealPage, Inc. *	22,000	1,166,000
Red Hat, Inc. *	54,383	9,334,298
Sabre Corp.	77,500	1,910,375
salesforce.com, Inc. *	232,240	31,872,618
ServiceNow, Inc. *	54,900	9,939,096
Splunk, Inc. *	44,400	4,432,896
Square, Inc., Class A *	93,000	6,830,850
SS&C Technologies Holdings, Inc.	62,600	3,202,616
Symantec Corp.	189,489	3,439,225
Synopsys, Inc. *	45,500	4,073,615
Tableau Software, Inc., Class A *	21,800	2,325,624
Teradata Corp. *	35,844	1,304,722
The Ultimate Software Group, Inc. *	9,700	2,586,311
The Western Union Co.	141,559	2,553,724
Total System Services, Inc.	51,700	4,712,455
Tyler Technologies, Inc. *	12,000	2,539,920
VeriSign, Inc. *	33,005	4,704,533
Visa, Inc., Class A	546,200	75,293,670
VMware, Inc., Class A *	22,800	3,223,692
WEX, Inc. *	13,300	2,340,268
Workday, Inc., Class A *	45,270	6,021,815
Worldpay, Inc., Class A *	93,000	8,541,120
Zendesk, Inc. *	32,700	1,797,519
		868,532,800

Technology Hardware & Equipment 6.2%
Amphenol Corp., Class A	92,240	8,255,480
Apple, Inc.	1,411,816	308,990,050
Arista Networks, Inc. *	15,900	3,662,565
ARRIS International plc *	55,100	1,370,337
Arrow Electronics, Inc. *	26,800	1,814,628
Avnet, Inc.	34,946	1,400,286
CDW Corp.	47,000	4,230,470
Cisco Systems, Inc.	1,404,915	64,274,861
Cognex Corp.	53,400	2,287,656
Coherent, Inc. *	7,300	898,922
CommScope Holding Co., Inc. *	59,700	1,436,382
Corning, Inc.	250,763	8,011,878
Dolby Laboratories, Inc., Class A	19,800	1,362,438
F5 Networks, Inc. *	18,873	3,308,059
FLIR Systems, Inc.	43,300	2,005,223
Hewlett Packard Enterprise Co.	454,831	6,936,173
HP, Inc.	488,668	11,796,446
IPG Photonics Corp. *	10,800	1,442,340
Jabil, Inc.	44,900	1,110,377
Juniper Networks, Inc.	106,394	3,114,152
Keysight Technologies, Inc. *	58,300	3,327,764
Littelfuse, Inc.	7,700	1,394,932
Motorola Solutions, Inc.	49,912	6,117,215
National Instruments Corp.	35,300	1,728,641
NCR Corp. *	35,344	948,986
NetApp, Inc.	80,000	6,279,200
Palo Alto Networks, Inc. *	28,900	5,289,856
Seagate Technology plc	80,737	3,248,050
SYNNEX Corp.	12,700	985,647
TE Connectivity Ltd.	106,900	8,062,398
Tech Data Corp. *	11,000	777,260
Trimble, Inc. *	77,900	2,911,902
Ubiquiti Networks, Inc. (a)	5,700	530,613
ViaSat, Inc. *	17,000	1,083,920
Western Digital Corp.	91,093	3,923,375
Security	Number of Shares	Value ($)
Xerox Corp.	66,861	1,863,416
Zebra Technologies Corp., Class A *	16,500	2,743,950
		488,925,848

Telecommunication Services 2.0%
AT&T, Inc.	2,233,602	68,526,909
CenturyLink, Inc.	290,111	5,987,891
Sprint Corp. *	176,400	1,079,568
T-Mobile US, Inc. *	96,500	6,615,075
Verizon Communications, Inc.	1,271,395	72,583,941
Zayo Group Holdings, Inc. *	65,300	1,951,164
		156,744,548

Transportation 2.1%
Alaska Air Group, Inc.	38,800	2,383,096
AMERCO	2,500	816,200
American Airlines Group, Inc.	126,360	4,432,709
C.H. Robinson Worldwide, Inc.	43,348	3,859,272
CSX Corp.	250,181	17,227,464
Delta Air Lines, Inc.	193,730	10,602,843
Expeditors International of Washington, Inc.	52,998	3,560,406
FedEx Corp.	75,263	16,583,449
Genesee & Wyoming, Inc., Class A *	18,600	1,473,678
JB Hunt Transport Services, Inc.	26,491	2,930,170
JetBlue Airways Corp. *	95,500	1,597,715
Kansas City Southern	31,600	3,221,936
Kirby Corp. *	15,900	1,143,846
Knight-Swift Transportation Holdings, Inc.	37,400	1,196,800
Landstar System, Inc.	12,240	1,225,102
Macquarie Infrastructure Corp.	23,100	853,545
Norfolk Southern Corp.	85,886	14,414,247
Old Dominion Freight Line, Inc.	20,200	2,634,484
Ryder System, Inc.	16,964	938,279
Southwest Airlines Co.	158,917	7,802,825
Union Pacific Corp.	227,824	33,312,425
United Continental Holdings, Inc. *	69,948	5,981,253
United Parcel Service, Inc., Class B	213,035	22,696,749
XPO Logistics, Inc. *	39,250	3,508,165
		164,396,658

Utilities 3.1%
AES Corp.	204,102	2,975,807
ALLETE, Inc.	14,900	1,102,600
Alliant Energy Corp.	72,300	3,107,454
Ameren Corp.	75,685	4,887,737
American Electric Power Co., Inc.	152,271	11,170,601
American Water Works Co., Inc.	56,400	4,993,092
Aqua America, Inc.	54,117	1,760,426
Atmos Energy Corp.	33,918	3,157,087
Avangrid, Inc.	15,500	728,655
CenterPoint Energy, Inc.	151,711	4,097,714
CMS Energy Corp.	85,733	4,245,498
Consolidated Edison, Inc.	95,223	7,236,948
Dominion Energy, Inc.	202,117	14,435,196
DTE Energy Co.	55,897	6,282,823
Duke Energy Corp.	219,695	18,153,398
Edison International	99,454	6,901,113
Entergy Corp.	55,262	4,639,245
Evergy, Inc.	84,077	4,707,471
Eversource Energy	97,812	6,187,587
Exelon Corp.	298,019	13,056,212
FirstEnergy Corp.	149,991	5,591,664
Hawaiian Electric Industries, Inc.	33,800	1,260,740
IDACORP, Inc.	15,210	1,418,485
MDU Resources Group, Inc.	58,317	1,455,592

13
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
National Fuel Gas Co.	26,747	1,452,095
NextEra Energy, Inc.	145,208	25,048,380
NiSource, Inc.	112,880	2,862,637
NRG Energy, Inc.	94,700	3,427,193
OGE Energy Corp.	61,960	2,239,854
ONE Gas, Inc.	16,000	1,262,560
PG&E Corp. *	158,237	7,407,074
Pinnacle West Capital Corp.	34,887	2,869,456
Portland General Electric Co.	27,200	1,226,176
PPL Corp.	217,361	6,607,774
Public Service Enterprise Group, Inc.	155,572	8,312,212
SCANA Corp.	44,531	1,783,467
Sempra Energy	84,514	9,306,682
Southwest Gas Holdings, Inc.	15,400	1,189,958
The Southern Co.	310,518	13,982,626
UGI Corp.	53,472	2,837,224
Vectren Corp.	25,200	1,802,556
Vistra Energy Corp. *	124,100	2,808,383
WEC Energy Group, Inc.	96,477	6,599,027
Xcel Energy, Inc.	156,309	7,660,704
		244,239,183
Total Common Stock
(Cost $2,167,214,529)		7,893,250,611

Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.09% (c)	9,919,797	9,919,797

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.07% (c)	8,913,700	8,913,700
Total Other Investment Companies
(Cost $18,833,497)		18,833,497

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/21/18	117	15,859,935	(492,861)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $8,703,941.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
14
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2018

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 1.0%
American Axle & Manufacturing Holdings, Inc. *	214,866	3,259,517
Cooper Tire & Rubber Co.	96,964	2,995,218
Cooper-Standard Holding, Inc. *	33,779	3,129,624
Dana, Inc.	281,057	4,376,058
Dorman Products, Inc. *	51,653	4,081,104
Fox Factory Holding Corp. *	69,389	3,728,271
Gentherm, Inc. *	70,194	3,063,266
LCI Industries	46,606	3,232,126
Modine Manufacturing Co. *	94,000	1,222,940
Motorcar Parts of America, Inc. *	36,572	774,595
Shiloh Industries, Inc. *	28,902	262,719
Standard Motor Products, Inc.	40,477	2,190,210
Stoneridge, Inc. *	51,871	1,318,042
Superior Industries International, Inc.	47,511	467,033
Tenneco, Inc., Class A	97,842	3,368,700
Tower International, Inc.	37,900	1,125,251
Winnebago Industries, Inc.	58,864	1,622,292
		40,216,966

Banks 11.8%
1st Constitution Bancorp	14,000	283,080
1st Source Corp.	30,413	1,416,942
Access National Corp.	29,524	766,738
ACNB Corp.	12,650	507,265
Allegiance Bancshares, Inc. *	22,000	851,620
Amalgamated Bank, Class A *	18,600	360,840
American National Bankshares, Inc.	15,700	566,613
Ameris Bancorp	80,922	3,470,745
Ames National Corp.	16,940	465,681
Arrow Financial Corp.	23,367	821,116
Atlantic Capital Bancshares, Inc. *	47,800	720,346
Auburn National Bancorp, Inc.	4,400	177,232
Axos Financial, Inc. *	112,817	3,425,124
Banc of California, Inc.	82,772	1,320,213
BancFirst Corp.	34,332	1,969,970
BancorpSouth Bank	180,641	5,184,397
Bank of Commerce Holdings	30,228	360,922
Bank of Marin Bancorp	13,000	1,104,870
BankFinancial Corp.	25,700	362,884
Bankwell Financial Group, Inc.	11,900	360,808
Banner Corp.	61,157	3,536,098
Bar Harbor Bankshares	29,357	750,658
Baycom Corp. *	19,200	464,448
BCB Bancorp, Inc.	26,700	332,148
Beneficial Bancorp, Inc.	130,111	2,033,635
Berkshire Hills Bancorp, Inc.	77,964	2,601,659
Blue Hills Bancorp, Inc.	43,900	1,018,919
Boston Private Financial Holdings, Inc.	158,500	2,139,750
Bridge Bancorp, Inc.	31,100	923,670
Bridgewater Bancshares, Inc. *	9,700	107,670
Brookline Bancorp, Inc.	151,371	2,346,250
Bryn Mawr Bank Corp.	38,559	1,540,046
BSB Bancorp, Inc. *	16,847	485,194
Security	Number of Shares	Value ($)
Business First Bancshares, Inc.	20,230	533,465
Byline Bancorp, Inc. *	31,436	691,592
C&F Financial Corp.	6,601	320,479
Cadence BanCorp	138,148	3,047,545
Cambridge Bancorp	6,900	589,950
Camden National Corp.	28,950	1,173,922
Capital City Bank Group, Inc.	21,982	520,973
Capitol Federal Financial, Inc.	246,399	3,057,812
Capstar Financial Holdings, Inc.	15,100	223,178
Carolina Financial Corp.	39,774	1,316,122
Cathay General Bancorp	148,171	5,581,602
CB Financial Services, Inc. (a)	8,900	246,797
CBTX, Inc.	35,867	1,191,860
CenterState Bank Corp.	176,298	4,333,405
Central Pacific Financial Corp.	55,900	1,511,536
Central Valley Community Bancorp	22,500	455,400
Century Bancorp, Inc., Class A	5,660	425,179
Chemical Financial Corp.	136,834	6,412,041
Chemung Financial Corp.	6,100	265,167
Citizens & Northern Corp.	22,100	556,478
City Holding Co.	28,992	2,139,030
Civista Bancshares, Inc.	26,300	609,108
CNB Financial Corp.	27,600	706,560
Coastal Financial Corp. *	12,110	197,756
Codorus Valley Bancorp, Inc.	17,919	470,382
Columbia Banking System, Inc.	140,455	5,209,476
Columbia Financial, Inc. *	95,275	1,436,747
Community Bank System, Inc.	96,494	5,634,285
Community Bankers Trust Corp. *	39,600	337,392
Community Trust Bancorp, Inc.	30,080	1,368,941
ConnectOne Bancorp, Inc.	57,240	1,186,585
County Bancorp, Inc.	10,600	220,639
Customers Bancorp, Inc. *	57,583	1,179,876
CVB Financial Corp.	215,025	4,698,296
Dime Community Bancshares, Inc.	62,100	1,001,052
Eagle Bancorp, Inc. *	61,052	3,001,927
Entegra Financial Corp. *	13,300	301,777
Enterprise Bancorp, Inc.	18,031	583,844
Enterprise Financial Services Corp.	43,995	1,911,583
Equity Bancshares, Inc., Class A *	25,813	931,591
Esquire Financial Holdings, Inc. *	11,200	268,576
ESSA Bancorp, Inc.	18,600	300,390
Essent Group Ltd. *	183,967	7,251,979
Evans Bancorp, Inc.	9,330	410,520
Farmers & Merchants Bancorp, Inc.	17,200	699,180
Farmers National Banc Corp.	47,500	622,250
FB Financial Corp.	30,903	1,127,341
FCB Financial Holdings, Inc., Class A *	80,971	3,168,395
Federal Agricultural Mortgage Corp., Class C	17,176	1,199,572
Fidelity D&D Bancorp, Inc.	5,200	341,484
Fidelity Southern Corp.	41,648	967,067
Financial Institutions, Inc.	28,800	822,240
First BanCorp *	408,066	3,766,449
First Bancorp (North Carolina)	56,157	2,071,632
First Bancorp, Inc.	19,776	564,803
First Bank/Hamilton NJ	31,000	368,280
First Busey Corp.	84,152	2,349,524
First Business Financial Services, Inc.	16,640	348,275

15
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
First Choice Bancorp (a)	17,030	383,175
First Commonwealth Financial Corp.	191,013	2,578,675
First Community Bankshares, Inc.	30,500	1,053,165
First Community Corp.	13,600	297,160
First Defiance Financial Corp.	37,900	1,031,638
First Financial Bancorp	183,609	4,805,048
First Financial Bankshares, Inc.	124,565	7,348,089
First Financial Corp.	22,600	1,036,436
First Financial Northwest, Inc.	15,100	228,161
First Foundation, Inc. *	72,130	1,169,227
First Guaranty Bancshares, Inc.	9,650	220,502
First Internet Bancorp	18,490	476,487
First Interstate BancSystem, Inc., Class A	62,954	2,610,073
First Merchants Corp.	94,341	3,925,529
First Mid-Illinois Bancshares, Inc.	24,020	895,466
First Midwest Bancorp, Inc.	197,060	4,524,498
First Northwest Bancorp *	17,410	254,186
First Savings Financial Group, Inc.	3,500	226,170
First United Corp.	12,800	230,400
Flagstar Bancorp, Inc. *	57,002	1,755,092
Flushing Financial Corp.	52,170	1,183,737
Franklin Financial Network, Inc. *	24,597	833,838
FS Bancorp, Inc.	6,000	270,840
Fulton Financial Corp.	330,461	5,290,681
German American Bancorp, Inc.	40,790	1,293,451
Glacier Bancorp, Inc.	162,707	6,898,777
Great Southern Bancorp, Inc.	21,000	1,137,150
Great Western Bancorp, Inc.	114,000	4,178,100
Green Bancorp, Inc.	50,110	927,035
Greene County Bancorp, Inc.	5,450	174,781
Guaranty Bancorp	50,320	1,309,326
Guaranty Bancshares, Inc.	14,190	423,146
Hancock Whitney Corp.	163,084	6,843,005
Hanmi Financial Corp.	60,600	1,271,388
HarborOne Bancorp, Inc. *	28,500	518,700
Heartland Financial USA, Inc.	56,043	2,978,125
Heritage Commerce Corp.	78,100	1,133,231
Heritage Financial Corp.	70,517	2,307,316
Hilltop Holdings, Inc.	137,673	2,739,693
Hingham Institution for Savings	2,496	508,186
Home Bancorp, Inc.	14,700	584,178
Home BancShares, Inc.	305,670	5,819,957
HomeStreet, Inc. *	47,482	1,233,582
HomeTrust Bancshares, Inc. *	33,000	899,580
Hope Bancorp, Inc.	237,613	3,440,636
Horizon Bancorp, Inc.	69,775	1,169,429
Howard Bancorp, Inc. *	24,400	388,204
IBERIABANK Corp.	106,814	7,956,575
Impac Mortgage Holdings, Inc. *	17,322	89,901
Independent Bank Corp., Massachusetts	52,418	4,112,192
Independent Bank Corp., Michigan	43,400	960,442
Independent Bank Group, Inc.	40,466	2,343,386
International Bancshares Corp.	106,466	4,120,234
Investar Holding Corp.	16,900	440,921
Investors Bancorp, Inc.	474,837	5,308,678
Kearny Financial Corp.	185,466	2,399,930
Lakeland Bancorp, Inc.	87,067	1,433,993
Lakeland Financial Corp.	46,490	2,000,465
LCNB Corp.	16,620	282,374
LegacyTexas Financial Group, Inc.	90,765	3,497,175
LendingTree, Inc. *	15,217	3,069,117
Level One Bancorp, Inc.	3,100	84,227
Live Oak Bancshares, Inc.	48,800	897,920
Luther Burbank Corp.	38,520	372,488
Macatawa Bank Corp.	49,800	540,330
Malvern Bancorp, Inc. *	11,350	230,518
MB Financial, Inc.	158,949	7,055,746
MBT Financial Corp.	36,730	419,089
Security	Number of Shares	Value ($)
Mercantile Bank Corp.	30,700	975,032
Merchants Bancorp	31,800	731,400
Meridian Bancorp, Inc.	92,496	1,465,137
Meta Financial Group, Inc.	53,598	1,352,814
Metropolitan Bank Holding Corp. *	12,100	446,006
MGIC Investment Corp. *	693,069	8,462,372
Mid Penn Bancorp, Inc.	8,900	238,164
Middlefield Banc Corp.	5,390	250,204
Midland States Bancorp, Inc.	39,879	1,075,537
MidSouth Bancorp, Inc.	29,170	387,378
MidWestOne Financial Group, Inc.	21,300	613,653
Mr Cooper Group, Inc. *	49,038	710,561
MutualFirst Financial, Inc.	11,680	414,757
MVB Financial Corp.	15,900	291,288
National Bank Holdings Corp., Class A	54,899	1,853,390
National Bankshares, Inc.	12,900	557,022
National Commerce Corp. *	33,782	1,253,312
NBT Bancorp, Inc.	82,023	2,993,019
Nicolet Bankshares, Inc. *	16,000	854,400
NMI Holdings, Inc., Class A *	120,458	2,546,482
Northeast Bancorp	15,064	283,354
Northfield Bancorp, Inc.	82,086	1,081,073
Northrim BanCorp, Inc.	12,900	490,587
Northwest Bancshares, Inc.	182,794	2,950,295
Norwood Financial Corp.	10,870	413,060
Oak Valley Bancorp (a)	13,100	237,765
OceanFirst Financial Corp.	91,327	2,312,400
Oconee Federal Financial Corp.	1,600	39,376
Ocwen Financial Corp. *	227,722	797,027
OFG Bancorp	83,073	1,419,718
Ohio Valley Banc Corp.	7,400	258,556
Old Line Bancshares, Inc.	29,400	880,236
Old National Bancorp	290,001	5,176,518
Old Second Bancorp, Inc.	55,740	792,623
OP Bancorp *	22,800	236,664
Opus Bank	37,342	709,125
Origin Bancorp, Inc.	33,064	1,234,940
Oritani Financial Corp.	76,550	1,118,395
Orrstown Financial Services, Inc.	14,000	283,640
Pacific City Financial Corp.	22,430	367,179
Pacific Mercantile Bancorp *	27,350	226,184
Pacific Premier Bancorp, Inc. *	87,108	2,546,167
Park National Corp.	26,483	2,420,546
Parke Bancorp, Inc.	13,940	275,176
PCSB Financial Corp.	32,100	600,912
Peapack-Gladstone Financial Corp.	35,450	956,795
Penns Woods Bancorp, Inc.	8,900	360,450
PennyMac Financial Services, Inc.	38,423	768,076
People's Utah Bancorp	30,100	1,008,651
Peoples Bancorp of North Carolina, Inc.	8,250	229,680
Peoples Bancorp, Inc.	33,497	1,146,602
Peoples Financial Services Corp.	12,900	549,669
Ponce de Leon Federal Bank *	16,900	231,699
Preferred Bank	26,720	1,373,675
Premier Financial Bancorp, Inc.	22,033	390,865
Provident Bancorp, Inc. *	8,700	217,761
Provident Financial Services, Inc.	119,247	2,909,627
Prudential Bancorp, Inc.	17,200	309,084
QCR Holdings, Inc.	24,462	891,151
Radian Group, Inc.	413,839	7,941,570
RBB Bancorp	26,940	581,365
Reliant Bancorp, Inc.	19,000	456,000
Renasant Corp.	92,120	3,213,146
Republic Bancorp, Inc., Class A	18,000	807,660
Republic First Bancorp, Inc. *	81,400	549,450
Riverview Bancorp, Inc.	41,890	354,808
S&T Bancorp, Inc.	65,634	2,632,580
Sandy Spring Bancorp, Inc.	66,038	2,347,651

16
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
SB One Bancorp	13,500	325,755
Seacoast Banking Corp. of Florida *	88,044	2,316,438
Select Bancorp, Inc. *	21,700	267,344
ServisFirst Bancshares, Inc.	89,007	3,202,472
Shore Bancshares, Inc.	23,800	383,656
SI Financial Group, Inc.	20,830	275,789
Sierra Bancorp	26,400	718,872
Simmons First National Corp., Class A	174,128	4,663,148
SmartFinancial, Inc. *	21,400	435,276
South State Corp.	70,228	4,752,329
Southern First Bancshares, Inc. *	13,000	466,830
Southern Missouri Bancorp, Inc.	13,180	443,771
Southern National Bancorp of Virginia, Inc.	36,370	549,551
Southside Bancshares, Inc.	63,722	2,018,713
Spirit of Texas Bancshares, Inc. *	4,100	85,567
State Bank Financial Corp.	72,350	1,849,989
Sterling Bancorp, Inc.	41,391	428,397
Stock Yards Bancorp, Inc.	41,760	1,324,210
Summit Financial Group, Inc.	20,290	428,119
Territorial Bancorp, Inc.	14,300	389,532
The Bancorp, Inc. *	95,100	998,550
The Bank of N.T. Butterfield & Son Ltd.	105,075	4,233,472
The Bank of Princeton *	11,000	310,750
The Community Financial Corp.	9,300	280,395
The First Bancshares, Inc.	23,200	836,128
The First of Long Island Corp.	47,150	952,901
Timberland Bancorp, Inc.	12,900	374,358
Tompkins Financial Corp.	28,485	2,083,108
Towne Bank	126,256	3,551,581
TriCo Bancshares	49,070	1,767,501
TriState Capital Holdings, Inc. *	46,458	1,171,671
Triumph Bancorp, Inc. *	45,863	1,644,647
TrustCo Bank Corp.	183,255	1,372,580
Trustmark Corp.	129,890	4,000,612
UMB Financial Corp.	86,863	5,546,203
Union Bankshares Corp.	126,018	4,302,255
Union Bankshares, Inc.	7,500	355,875
United Bankshares, Inc.	191,537	6,353,282
United Community Banks, Inc.	149,637	3,721,472
United Community Financial Corp.	93,600	856,440
United Financial Bancorp, Inc.	97,007	1,498,758
United Security Bancshares	23,200	248,704
Unity Bancorp, Inc.	13,800	292,146
Univest Corp. of Pennsylvania	55,275	1,379,664
Valley National Bancorp	618,160	6,169,237
Veritex Holdings, Inc. *	44,702	1,053,179
Walker & Dunlop, Inc.	52,788	2,214,984
Washington Federal, Inc.	160,357	4,515,653
Washington Trust Bancorp, Inc.	28,500	1,463,475
Waterstone Financial, Inc.	49,257	804,859
WesBanco, Inc.	99,779	4,001,138
West Bancorp, Inc.	30,250	665,197
Westamerica Bancorp	49,700	2,893,037
Western New England Bancorp, Inc.	51,880	520,875
WSFS Financial Corp.	57,400	2,441,222
		458,480,934

Capital Goods 9.3%
AAON, Inc.	78,568	2,709,810
AAR Corp.	62,494	2,973,465
Actuant Corp., Class A	116,458	2,777,523
Advanced Drainage Systems, Inc.	69,859	1,941,382
Aegion Corp. *	61,227	1,185,355
Aerojet Rocketdyne Holdings, Inc. *	134,308	4,743,759
Aerovironment, Inc. *	40,426	3,637,127
Aircastle Ltd.	107,910	2,096,691
Security	Number of Shares	Value ($)
Alamo Group, Inc.	18,300	1,568,676
Albany International Corp., Class A	54,700	3,827,906
Allied Motion Technologies, Inc.	13,474	588,275
Altra Industrial Motion Corp.	114,372	3,690,784
Ameresco, Inc., Class A *	34,800	569,676
American Railcar Industries, Inc.	13,971	976,713
American Woodmark Corp. *	26,936	1,628,012
Apogee Enterprises, Inc.	52,719	1,903,156
Applied Industrial Technologies, Inc.	73,310	4,818,666
Argan, Inc.	28,110	1,237,402
Armstrong Flooring, Inc. *	41,127	639,525
Astec Industries, Inc.	43,595	1,639,608
Astronics Corp. *	40,276	1,174,448
Atkore International Group, Inc. *	74,800	1,440,648
Axon Enterprise, Inc. *	110,175	6,800,001
AZZ, Inc.	49,478	2,194,349
Babcock & Wilcox Enterprises, Inc. *	60,000	58,656
Barnes Group, Inc.	91,583	5,183,598
Beacon Roofing Supply, Inc. *	129,908	3,625,732
Blue Bird Corp. *	38,260	712,019
BlueLinx Holdings, Inc. *	17,481	411,678
BMC Stock Holdings, Inc. *	128,400	2,149,416
Briggs & Stratton Corp.	78,593	1,141,956
Builders FirstSource, Inc. *	216,187	2,676,395
Caesarstone Ltd.	44,492	702,529
CAI International, Inc. *	32,490	809,326
Chart Industries, Inc. *	59,301	4,035,433
CIRCOR International, Inc.	31,111	1,011,419
Columbus McKinnon Corp.	43,280	1,589,674
Comfort Systems USA, Inc.	69,864	3,736,327
Commercial Vehicle Group, Inc. *	59,270	396,516
Continental Building Products, Inc. *	70,733	1,967,085
CSW Industrials, Inc. *	29,347	1,350,842
Cubic Corp.	48,298	3,168,832
DMC Global, Inc.	27,300	1,052,415
Douglas Dynamics, Inc.	42,601	1,848,457
Ducommun, Inc. *	20,600	765,496
DXP Enterprises, Inc. *	30,550	970,879
Dycom Industries, Inc. *	58,216	3,951,702
EMCOR Group, Inc.	110,980	7,877,360
Encore Wire Corp.	38,975	1,722,695
Energous Corp. *(a)	43,400	348,936
Energy Recovery, Inc. *(a)	67,170	503,775
EnerSys	80,536	6,408,250
Engility Holdings, Inc. *	34,534	1,071,590
Enphase Energy, Inc. *(a)	168,193	763,596
EnPro Industries, Inc.	39,555	2,460,321
EnviroStar, Inc. (a)	7,496	311,459
ESCO Technologies, Inc.	48,610	2,975,904
Esterline Technologies Corp. *	50,091	5,878,680
Evoqua Water Technologies Corp. *	144,100	1,383,360
Federal Signal Corp.	113,578	2,497,580
Foundation Building Materials, Inc. *	29,100	277,323
Franklin Electric Co., Inc.	88,307	3,745,983
FreightCar America, Inc. *	23,510	336,193
FuelCell Energy, Inc. *(a)	151,500	128,063
GATX Corp.	72,179	5,408,372
Gencor Industries, Inc. *	17,250	196,305
Generac Holdings, Inc. *	116,040	5,886,709
General Finance Corp. *	18,000	234,000
Gibraltar Industries, Inc. *	60,803	2,167,019
Global Brass & Copper Holdings, Inc.	41,300	1,305,906
GMS, Inc. *	62,200	1,022,568
Graham Corp.	18,500	455,285
Granite Construction, Inc.	83,825	3,832,479
Great Lakes Dredge & Dock Corp. *	111,369	647,054
Griffon Corp.	65,405	792,709
H&E Equipment Services, Inc.	60,627	1,460,504

17
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Harsco Corp. *	153,363	4,212,882
HC2 Holdings, Inc. *	83,090	432,068
Herc Holdings, Inc. *	45,754	1,466,873
Hillenbrand, Inc.	120,121	5,753,796
Hurco Cos., Inc.	12,079	492,098
Hyster-Yale Materials Handling, Inc.	20,280	1,225,926
IES Holdings, Inc. *	17,000	301,580
Infrastructure and Energy Alternatives, Inc. *	36,600	366,000
Insteel Industries, Inc.	34,500	901,140
JELD-WEN Holding, Inc. *	132,195	2,149,491
John Bean Technologies Corp.	60,106	6,249,221
Kadant, Inc.	20,854	2,058,290
Kaman Corp.	52,582	3,340,009
KBR, Inc.	270,351	5,347,543
Kennametal, Inc.	156,644	5,553,030
Kratos Defense & Security Solutions, Inc. *	168,205	2,107,609
L.B. Foster Co., Class A *	18,200	330,876
Lawson Products, Inc. *	12,800	423,168
Lindsay Corp.	20,435	1,953,995
Lydall, Inc. *	32,436	968,863
Manitex International, Inc. *	26,520	226,481
Masonite International Corp. *	52,335	2,898,836
MasTec, Inc. *	124,620	5,422,216
Maxar Technologies Ltd.	108,169	1,612,800
Mercury Systems, Inc. *	90,270	4,230,052
Meritor, Inc. *	158,427	2,691,675
Milacron Holdings Corp. *	131,881	1,846,334
Miller Industries, Inc.	21,319	515,280
Moog, Inc., Class A	61,520	4,401,756
MRC Global, Inc. *	162,504	2,572,438
Mueller Industries, Inc.	108,250	2,635,887
Mueller Water Products, Inc., Class A	295,150	3,028,239
MYR Group, Inc. *	31,600	1,055,124
National Presto Industries, Inc.	9,500	1,184,365
Navistar International Corp. *	93,889	3,144,343
NCI Building Systems, Inc. *	80,600	987,350
Nexeo Solutions, Inc. *	63,480	663,366
NN, Inc.	53,447	619,985
Northwest Pipe Co. *	19,300	343,733
NOW, Inc. *	205,796	2,642,421
NV5 Global, Inc. *	17,717	1,383,166
Omega Flex, Inc.	5,672	343,156
Orion Group Holdings, Inc. *	56,110	264,839
Park-Ohio Holdings Corp.	17,186	568,513
Patrick Industries, Inc. *	45,446	1,977,355
PGT Innovations, Inc. *	95,796	1,940,827
Plug Power, Inc. *(a)	414,449	766,731
Powell Industries, Inc.	17,100	498,636
Preformed Line Products Co.	5,640	356,448
Primoris Services Corp.	79,904	1,691,568
Proto Labs, Inc. *	52,012	6,212,833
Quanex Building Products Corp.	67,140	995,015
Raven Industries, Inc.	68,444	2,975,945
RBC Bearings, Inc. *	45,780	6,760,790
REV Group, Inc.	57,800	630,598
Rexnord Corp. *	200,274	5,369,346
Rush Enterprises, Inc., Class A	56,887	2,013,231
Rush Enterprises, Inc., Class B	8,930	322,016
Simpson Manufacturing Co., Inc.	79,545	4,540,429
SiteOne Landscape Supply, Inc. *	76,804	5,225,744
Spartan Motors, Inc.	65,000	437,450
Sparton Corp. *	18,600	230,268
SPX Corp. *	81,900	2,401,308
SPX FLOW, Inc. *	80,337	2,749,935
Standex International Corp.	24,220	1,964,726
Sterling Construction Co., Inc. *	50,600	574,816
Sun Hydraulics Corp.	55,108	2,557,011
Security	Number of Shares	Value ($)
Sunrun, Inc. *	183,973	2,255,509
Systemax, Inc.	23,613	762,936
Tennant Co.	33,948	2,074,902
Textainer Group Holdings Ltd. *	52,831	619,708
The Eastern Co.	9,910	280,453
The Gorman-Rupp Co.	33,331	1,149,919
The Greenbrier Cos., Inc.	60,263	2,859,479
The KeyW Holding Corp. *	93,300	730,539
The Manitowoc Co., Inc. *	67,392	1,231,926
Thermon Group Holdings, Inc. *	61,990	1,337,744
Titan International, Inc.	96,900	684,114
Titan Machinery, Inc. *	36,710	523,117
TPI Composites, Inc. *	28,220	712,837
Trex Co., Inc. *	113,510	6,958,163
TriMas Corp. *	87,240	2,569,218
Triton International Ltd.	99,849	3,212,142
Triumph Group, Inc.	94,674	1,727,800
Tutor Perini Corp. *	72,886	1,129,733
Twin Disc, Inc. *	15,540	297,280
Universal Forest Products, Inc.	114,296	3,231,148
Vectrus, Inc. *	21,027	563,524
Veritiv Corp. *	21,776	726,012
Vicor Corp. *	33,258	1,333,646
Vivint Solar, Inc. *	63,800	331,122
Wabash National Corp.	109,776	1,657,618
Watts Water Technologies, Inc., Class A	53,381	3,739,339
Wesco Aircraft Holdings, Inc. *	104,320	1,061,978
Willis Lease Finance Corp. *	6,500	225,030
Willscot Corp. *	67,570	1,002,739
Woodward, Inc.	102,425	7,542,577
		358,821,408

Commercial & Professional Services 4.1%
ABM Industries, Inc.	127,320	3,915,090
Acacia Research Corp. *	95,890	314,519
ACCO Brands Corp.	199,820	1,612,547
Advanced Disposal Services, Inc. *	138,367	3,748,362
ASGN, Inc. *	97,227	6,521,987
Barrett Business Services, Inc.	13,600	855,712
BG Staffing, Inc.	15,900	410,856
Brady Corp., Class A	89,536	3,607,405
BrightView Holdings, Inc. *	46,730	687,866
Casella Waste Systems, Inc., Class A *	76,380	2,486,933
CBIZ, Inc. *	98,455	2,183,732
CECO Environmental Corp. *	55,872	415,688
Charah Solutions, Inc. *	13,950	104,765
Cimpress N.V. *	42,270	5,283,327
CompX International, Inc.	2,900	37,816
Covanta Holding Corp.	224,398	3,296,407
CRA International, Inc.	15,144	638,320
Deluxe Corp.	91,854	4,336,427
Ennis, Inc.	49,040	949,414
Essendant, Inc.	71,498	910,885
Exponent, Inc.	99,167	5,003,967
Forrester Research, Inc.	19,505	785,661
Franklin Covey Co. *	17,900	399,886
FTI Consulting, Inc. *	72,848	5,034,525
GP Strategies Corp. *	24,376	356,133
Healthcare Services Group, Inc.	142,081	5,767,068
Heidrick & Struggles International, Inc.	35,765	1,234,250
Heritage-Crystal Clean, Inc. *	28,960	665,790
Herman Miller, Inc.	113,421	3,737,222
HNI Corp.	83,589	3,167,187
Huron Consulting Group, Inc. *	42,266	2,303,074
ICF International, Inc.	34,471	2,538,444
InnerWorkings, Inc. *	81,380	585,122
Insperity, Inc.	73,029	8,022,236

18
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Interface, Inc.	112,828	1,837,968
Kelly Services, Inc., Class A	59,423	1,395,846
Kforce, Inc.	43,704	1,346,957
Kimball International, Inc., Class B	69,499	1,143,954
Knoll, Inc.	93,803	1,861,990
Korn/Ferry International	110,425	4,984,585
LSC Communications, Inc.	62,010	584,754
Matthews International Corp., Class A	59,359	2,470,522
McGrath RentCorp	46,558	2,485,732
Mistras Group, Inc. *	32,754	651,805
Mobile Mini, Inc.	84,823	3,487,922
MSA Safety, Inc.	65,397	6,830,063
Multi-Color Corp.	26,622	1,415,226
Navigant Consulting, Inc.	85,728	1,851,725
NL Industries, Inc. *	14,900	78,970
PICO Holdings, Inc. *	39,800	454,516
Pitney Bowes, Inc.	363,684	2,407,588
Quad Graphics, Inc.	59,070	911,450
Resources Connection, Inc.	57,250	934,320
RR Donnelley & Sons Co.	133,600	784,232
SP Plus Corp. *	43,944	1,404,450
Steelcase, Inc., Class A	161,923	2,687,922
Team, Inc. *	56,561	1,125,564
Tetra Tech, Inc.	106,235	7,015,759
The Brink's Co.	96,494	6,399,482
TriNet Group, Inc. *	83,894	3,942,179
TrueBlue, Inc. *	77,889	1,817,150
UniFirst Corp.	29,379	4,386,285
US Ecology, Inc.	42,266	2,955,661
Viad Corp.	38,956	1,865,603
VSE Corp.	16,400	514,304
WageWorks, Inc. *	75,814	3,018,155
Willdan Group, Inc. *	14,430	435,786
		157,407,048

Consumer Durables & Apparel 2.8%
Acushnet Holdings Corp.	65,924	1,610,523
American Outdoor Brands Corp. *	102,100	1,396,728
Bassett Furniture Industries, Inc.	20,009	395,178
Beazer Homes USA, Inc. *	59,940	528,071
Callaway Golf Co.	181,001	3,873,421
Cavco Industries, Inc. *	16,334	3,276,764
Century Communities, Inc. *	49,630	1,053,149
Clarus Corp.	38,810	380,338
Crocs, Inc. *	129,156	2,652,864
Culp, Inc.	20,950	484,993
Deckers Outdoor Corp. *	57,903	7,363,525
Escalade, Inc.	20,400	238,680
Ethan Allen Interiors, Inc.	46,179	883,866
Flexsteel Industries, Inc.	13,700	348,254
Fossil Group, Inc. *	87,158	1,892,200
G-III Apparel Group Ltd. *	83,131	3,313,602
GoPro, Inc., Class A *	215,101	1,413,214
Green Brick Partners, Inc. *	45,980	432,212
Hamilton Beach Brands Holding Co., Class A	11,954	277,572
Helen of Troy Ltd. *	50,769	6,301,448
Hooker Furniture Corp.	22,034	644,935
Hovnanian Enterprises, Inc., Class A *	239,379	349,493
Installed Building Products, Inc. *	41,740	1,271,400
iRobot Corp. *	51,361	4,528,499
Johnson Outdoors, Inc., Class A	9,300	700,383
KB Home	163,875	3,272,584
La-Z-Boy, Inc.	89,353	2,484,013
LGI Homes, Inc. *	35,170	1,504,924
Lifetime Brands, Inc.	21,120	218,592
M.D.C. Holdings, Inc.	86,751	2,437,703
Security	Number of Shares	Value ($)
M/I Homes, Inc. *	54,566	1,318,860
Malibu Boats, Inc., Class A *	39,178	1,574,956
Marine Products Corp.	13,700	279,069
MCBC Holdings, Inc. *	34,715	1,030,341
Meritage Homes Corp. *	74,985	2,793,191
Movado Group, Inc.	30,700	1,182,257
Nautilus, Inc. *	56,900	695,887
Oxford Industries, Inc.	32,004	2,847,716
Purple Innovation, Inc. *(a)	10,300	71,585
Rocky Brands, Inc.	12,600	361,872
Roku, Inc. *	83,259	4,629,200
Skyline Champion Corp.	56,150	1,338,055
Sonos, Inc. *(a)	30,260	384,605
Steven Madden Ltd.	167,559	5,239,570
Sturm, Ruger & Co., Inc.	32,495	1,929,878
Superior Group of Cos., Inc.	16,327	283,927
Taylor Morrison Home Corp., Class A *	223,378	3,694,672
The Lovesac Co. *	6,630	126,235
The New Home Co., Inc. *	23,849	170,043
TopBuild Corp. *	67,655	3,086,421
TRI Pointe Group, Inc. *	288,807	3,436,803
Tupperware Brands Corp.	95,986	3,369,109
Turtle Beach Corp. *(a)	14,600	259,150
Unifi, Inc. *	30,500	698,145
Universal Electronics, Inc. *	26,380	824,903
Vera Bradley, Inc. *	44,049	581,006
Vista Outdoor, Inc. *	109,577	1,369,713
Vuzix Corp. *(a)	44,000	267,520
William Lyon Homes, Class A *	61,002	827,187
Wolverine World Wide, Inc.	177,327	6,236,591
ZAGG, Inc. *	52,521	636,029
		107,073,624

Consumer Services 3.9%
Adtalem Global Education, Inc. *	114,787	5,811,666
American Public Education, Inc. *	30,400	994,992
BBX Capital Corp.	127,237	744,336
Belmond Ltd., Class A *	171,013	2,927,743
Biglari Holdings, Inc., Class A *	191	143,250
Biglari Holdings, Inc., Class B *	1,810	257,925
BJ's Restaurants, Inc.	39,530	2,418,445
Bloomin' Brands, Inc.	159,960	3,191,202
Bluegreen Vacations Corp.	15,000	196,500
Bojangles', Inc. *	33,725	533,192
Boyd Gaming Corp.	158,275	4,203,784
Brinker International, Inc.	83,673	3,627,225
Cambium Learning Group, Inc. *	27,600	396,888
Career Education Corp. *	129,671	1,864,669
Carriage Services, Inc.	33,310	634,889
Carrols Restaurant Group, Inc. *	66,900	880,404
Century Casinos, Inc. *	53,700	335,088
Chegg, Inc. *	208,179	5,679,123
Churchill Downs, Inc.	22,626	5,647,676
Chuy's Holdings, Inc. *	32,800	799,336
Cracker Barrel Old Country Store, Inc. (a)	36,807	5,840,535
Dave & Buster's Entertainment, Inc.	76,586	4,560,696
Del Frisco's Restaurant Group, Inc. *	62,508	421,929
Del Taco Restaurants, Inc. *	58,200	634,380
Denny's Corp. *	117,400	2,036,890
Dine Brands Global, Inc.	31,934	2,587,931
Drive Shack, Inc. *	113,000	603,420
El Pollo Loco Holdings, Inc. *	42,000	525,420
Eldorado Resorts, Inc. *	126,421	4,614,366
Empire Resorts, Inc. *	8,021	51,495
Fiesta Restaurant Group, Inc. *	45,000	1,161,450
Golden Entertainment, Inc. *	34,600	628,682
Houghton Mifflin Harcourt Co. *	195,594	1,310,480

19
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
International Speedway Corp., Class A	46,274	1,735,738
J Alexander's Holdings, Inc. *	25,627	270,365
Jack in the Box, Inc.	52,281	4,126,539
K12, Inc. *	71,229	1,525,013
Laureate Education, Inc., Class A *	160,470	2,389,398
Lindblad Expeditions Holdings, Inc. *	40,945	553,167
Marriott Vacations Worldwide Corp.	74,667	6,607,283
Monarch Casino & Resort, Inc. *	21,700	841,309
Nathan's Famous, Inc.	5,600	419,384
Noodles & Co. *	25,859	243,850
Papa John's International, Inc. (a)	42,866	2,337,912
Penn National Gaming, Inc. *	206,809	5,021,322
Planet Fitness, Inc., Class A *	169,543	8,322,866
PlayAGS, Inc. *	41,520	1,006,860
Potbelly Corp. *	43,800	511,584
RCI Hospitality Holdings, Inc.	17,482	457,679
Red Lion Hotels Corp. *	28,790	314,675
Red Robin Gourmet Burgers, Inc. *	24,700	745,940
Red Rock Resorts, Inc., Class A	132,374	3,063,134
Regis Corp. *	67,672	1,139,596
Ruth's Hospitality Group, Inc.	55,362	1,496,435
Scientific Games Corp., Class A *	104,926	2,335,653
SeaWorld Entertainment, Inc. *	104,732	2,735,600
Shake Shack, Inc., Class A *	47,119	2,492,124
Sonic Corp.	66,136	2,862,366
Sotheby's *	71,229	2,991,618
Speedway Motorsports, Inc.	21,884	339,859
Strategic Education, Inc.	40,108	5,046,389
Texas Roadhouse, Inc.	129,797	7,847,527
The Cheesecake Factory, Inc.	82,181	3,972,630
The Habit Restaurants, Inc., Class A *	39,583	502,704
Town Sports International Holdings, Inc. *	26,900	206,592
Weight Watchers International, Inc. *	73,995	4,891,069
Wingstop, Inc.	55,312	3,463,637
Zoe's Kitchen, Inc. *	37,096	471,861
		149,555,685

Diversified Financials 3.2%
AG Mortgage Investment Trust, Inc.	54,000	934,200
Anworth Mortgage Asset Corp.	183,200	798,752
Apollo Commercial Real Estate Finance, Inc.	237,475	4,443,157
Arbor Realty Trust, Inc.	123,219	1,488,486
Ares Commercial Real Estate Corp.	52,300	756,781
Arlington Asset Investment Corp., Class A (a)	53,900	453,299
ARMOUR Residential REIT, Inc.	80,644	1,756,426
Artisan Partners Asset Management, Inc., Class A	91,865	2,518,020
Ashford, Inc. *	910	57,366
Associated Capital Group, Inc., Class A	4,800	186,048
B. Riley Financial, Inc.	40,402	777,739
Banco Latinoamericano de Comercio Exterior, S.A., Class E	58,603	1,005,627
Blackstone Mortgage Trust, Inc., Class A	213,794	7,213,410
Blucora, Inc. *	90,839	2,627,064
BrightSphere Investment Group plc	155,611	1,773,965
Cannae Holdings, Inc. *	133,278	2,461,645
Capstead Mortgage Corp.	175,315	1,202,661
Cherry Hill Mortgage Investment Corp.	30,150	539,987
Cohen & Steers, Inc.	42,649	1,637,295
Colony Credit Real Estate, Inc.	160,370	3,422,296
Cowen, Inc. *	53,975	798,830
Curo Group Holdings Corp. *	22,165	311,862
Diamond Hill Investment Group, Inc.	6,233	1,073,198
Donnelley Financial Solutions, Inc. *	63,500	987,425
Dynex Capital, Inc.	103,300	598,107
Security	Number of Shares	Value ($)
Elevate Credit, Inc. *	45,307	193,008
Encore Capital Group, Inc. *	49,752	1,264,198
Enova International, Inc. *	63,614	1,504,471
Exantas Capital Corp.	57,437	651,336
EZCORP, Inc., Class A *	95,382	948,097
Federated Investors, Inc., Class B	186,039	4,589,582
FGL Holdings *	269,797	2,131,396
FirstCash, Inc.	83,319	6,698,848
Focus Financial Partners, Inc., Class A *	36,530	1,395,446
GAIN Capital Holdings, Inc.	50,100	382,764
GAMCO Investors, Inc., Class A	7,870	161,492
Granite Point Mortgage Trust, Inc.	82,227	1,530,244
Great Ajax Corp.	31,800	414,672
Green Dot Corp., Class A *	92,761	7,025,718
Greenhill & Co., Inc.	36,772	810,823
Hamilton Lane, Inc., Class A	28,300	1,086,154
Houlihan Lokey, Inc.	63,854	2,629,508
INTL. FCStone, Inc. *	29,378	1,330,236
Invesco Mortgage Capital, Inc.	214,656	3,237,012
Investment Technology Group, Inc.	62,031	1,704,612
KKR Real Estate Finance Trust, Inc.	33,080	664,246
Ladder Capital Corp.	165,905	2,793,840
Ladenburg Thalmann Financial Services, Inc.	193,500	535,995
LendingClub Corp. *	602,595	1,946,382
Marlin Business Services Corp.	17,000	451,860
Moelis & Co., Class A	85,145	3,436,452
Nelnet, Inc., Class A	35,500	1,998,295
New York Mortgage Trust, Inc.	269,596	1,655,319
On Deck Capital, Inc. *	98,100	676,890
Oppenheimer Holdings, Inc., Class A	18,300	562,908
Orchid Island Capital, Inc.	99,019	647,584
PennyMac Mortgage Investment Trust	115,484	2,229,996
Piper Jaffray Cos.	28,073	1,947,705
PJT Partners, Inc., Class A	38,096	1,727,273
PRA Group, Inc. *	84,929	2,619,210
Pzena Investment Management, Inc., Class A	34,400	346,064
Ready Capital Corp.	34,870	534,208
Redwood Trust, Inc.	157,937	2,593,326
Regional Management Corp. *	18,310	528,427
Safeguard Scientifics, Inc. *	36,500	312,075
Siebert Financial Corp. *(a)	13,700	188,375
Silvercrest Asset Management Group, Inc., Class A	15,600	224,328
Stifel Financial Corp.	133,112	6,085,881
TPG RE Finance Trust, Inc.	66,641	1,320,825
Value Line, Inc.	1,900	47,975
Virtus Investment Partners, Inc.	13,200	1,311,288
Waddell & Reed Financial, Inc., Class A	148,605	2,833,897
Western Asset Mortgage Capital Corp.	78,296	780,611
Westwood Holdings Group, Inc.	15,967	676,202
WisdomTree Investments, Inc.	223,030	1,732,943
World Acceptance Corp. *	12,026	1,220,519
		124,144,162

Energy 4.6%
Abraxas Petroleum Corp. *	304,200	559,728
Adams Resources & Energy, Inc.	3,684	149,386
Alta Mesa Resources, Inc., Class A *	192,120	605,178
Amyris, Inc. *	59,020	439,699
Approach Resources, Inc. *(a)	96,530	161,205
Arch Coal, Inc., Class A	34,857	3,342,786
Archrock, Inc.	242,110	2,484,049
Ardmore Shipping Corp. *	65,290	421,773
Basic Energy Services, Inc. *	36,000	279,720
Berry Petroleum Corp.	24,950	349,300

20
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Bonanza Creek Energy, Inc. *	36,000	927,000
Bristow Group, Inc. *	63,782	702,240
C&J Energy Services, Inc. *	122,586	2,302,165
Cactus, Inc., Class A *	73,355	2,454,458
California Resources Corp. *	86,209	2,701,790
Callon Petroleum Co. *	440,443	4,391,217
CARBO Ceramics, Inc. *(a)	40,705	196,605
Carrizo Oil & Gas, Inc. *	166,747	3,036,463
Clean Energy Fuels Corp. *	261,338	577,557
Cloud Peak Energy, Inc. *	147,300	251,883
CONSOL Energy, Inc. *	53,584	2,134,787
Covia Holdings Corp. *	59,310	342,812
CVR Energy, Inc.	30,137	1,295,891
Dawson Geophysical Co. *	39,500	221,595
Delek US Holdings, Inc.	160,470	5,892,458
Denbury Resources, Inc. *	884,328	3,050,932
DHT Holdings, Inc.	173,600	873,208
Diamond Offshore Drilling, Inc. *	123,168	1,746,522
Dorian LPG Ltd. *	51,996	413,368
Dril-Quip, Inc. *	72,254	3,075,130
Earthstone Energy, Inc., Class A *	34,790	286,322
Eclipse Resources Corp. *	156,100	177,954
Energy Fuels, Inc. *(a)	155,950	525,552
EP Energy Corp., Class A *(a)	88,300	158,940
Era Group, Inc. *	39,630	448,612
Evolution Petroleum Corp.	49,480	509,644
Exterran Corp. *	61,834	1,291,712
Forum Energy Technologies, Inc. *	159,561	1,429,667
Frank's International N.V. *	138,331	982,150
Frontline Ltd. *(a)	147,423	1,054,074
FTS International, Inc. *	61,810	791,786
GasLog Ltd.	77,800	1,591,788
Golar LNG Ltd.	181,991	4,873,719
Goodrich Petroleum Corp. *	16,500	248,655
Green Plains, Inc.	75,190	1,281,238
Gulfmark Offshore, Inc. *	7,770	261,771
Gulfport Energy Corp. *	333,358	3,036,891
Halcon Resources Corp. *	255,339	847,725
Hallador Energy Co.	33,360	218,842
Helix Energy Solutions Group, Inc. *	267,587	2,279,841
HighPoint Resources Corp. *	208,954	777,309
Independence Contract Drilling, Inc. *	68,000	272,680
International Seaways, Inc. *	40,898	879,716
ION Geophysical Corp. *	19,800	233,838
Isramco, Inc. *	1,400	152,390
Jagged Peak Energy, Inc. *(a)	121,639	1,498,592
Keane Group, Inc. *	103,590	1,302,126
Key Energy Services, Inc. *	20,930	189,417
KLX Energy Services Holdings, Inc. *	38,645	1,116,454
Laredo Petroleum, Inc. *	296,521	1,553,770
Liberty Oilfield Services, Inc., Class A (a)	83,870	1,591,853
Lilis Energy, Inc. *	85,300	230,310
Mammoth Energy Services, Inc.	23,670	590,803
Matador Resources Co. *	202,936	5,852,674
Matrix Service Co. *	50,830	1,033,374
McDermott International, Inc. *	344,405	2,662,251
Midstates Petroleum Co., Inc. *	28,600	206,206
NACCO Industries, Inc., Class A	6,737	232,696
Natural Gas Services Group, Inc. *	24,300	468,990
NCS Multistage Holdings, Inc. *	18,000	203,400
Newpark Resources, Inc. *	168,110	1,380,183
NextDecade Corp. *	14,700	76,293
Nine Energy Service, Inc. *	28,180	1,043,505
Noble Corp. plc *	469,254	2,355,655
Nordic American Tankers Ltd.	270,871	701,556
Northern Oil & Gas, Inc. *	367,760	1,081,214
Nuverra Environmental Solutions, Inc. *	2,300	25,852
Oasis Petroleum, Inc. *	518,404	5,215,144
Security	Number of Shares	Value ($)
Ocean Rig UDW, Inc., Class A *	105,083	3,182,964
Oceaneering International, Inc. *	188,425	3,568,770
Oil States International, Inc. *	115,226	2,566,083
Overseas Shipholding Group, Inc., Class A *	107,500	337,550
Panhandle Oil & Gas, Inc., Class A	30,730	546,687
Par Pacific Holdings, Inc. *	59,438	1,050,864
PDC Energy, Inc. *	127,567	5,415,219
Peabody Energy Corp.	150,252	5,326,433
Penn Virginia Corp. *	23,710	1,630,774
PHI, Inc. - Non Voting Shares *	24,752	192,818
Pioneer Energy Services Corp. *	142,900	424,413
Profire Energy, Inc. *	44,000	100,320
ProPetro Holding Corp. *	135,234	2,386,880
Quintana Energy Services, Inc. *	10,200	65,178
Renewable Energy Group, Inc. *	70,689	2,197,014
Resolute Energy Corp. *(a)	41,500	1,154,945
REX American Resources Corp. *	11,060	820,320
RigNet, Inc. *	26,200	448,020
Ring Energy, Inc. *	107,199	764,329
Rosehill Resources, Inc. *	2,300	12,098
Rowan Cos. plc, Class A *	245,292	3,902,596
Sanchez Energy Corp. *(a)	144,853	240,456
SandRidge Energy, Inc. *	57,000	510,150
Scorpio Tankers, Inc.	585,732	1,048,460
SEACOR Holdings, Inc. *	32,806	1,574,360
SEACOR Marine Holdings, Inc. *	31,039	567,393
Select Energy Services, Inc., Class A *	90,207	862,379
SemGroup Corp., Class A	152,955	2,828,138
Ship Finance International Ltd.	158,470	1,980,875
SilverBow Resources, Inc. *	14,100	370,266
Smart Sand, Inc. *(a)	38,800	107,476
Solaris Oilfield Infrastructure, Inc., Class A *	50,350	664,620
Southwestern Energy Co. *	1,132,825	6,049,286
SRC Energy, Inc. *	461,344	3,266,316
Superior Energy Services, Inc. *	291,712	2,284,105
Talos Energy, Inc. *	38,633	1,006,776
Teekay Corp.	135,000	895,050
Teekay Tankers Ltd., Class A	349,000	387,390
Tellurian, Inc. *(a)	162,476	1,299,808
TETRA Technologies, Inc. *	235,274	698,764
Tidewater, Inc. *	46,014	1,235,476
Ultra Petroleum Corp. *	303,100	363,720
Unit Corp. *	100,119	2,315,752
Uranium Energy Corp. *(a)	292,000	388,360
US Silica Holdings, Inc.	149,866	2,098,124
W&T Offshore, Inc. *	175,731	1,184,427
WildHorse Resource Development Corp. *	52,263	1,108,498
World Fuel Services Corp.	127,983	4,095,456
Zion Oil & Gas, Inc. *(a)	122,348	137,030
		176,269,225

Food & Staples Retailing 0.6%
BJ's Wholesale Club Holdings, Inc. *	135,400	2,999,110
Ingles Markets, Inc., Class A	27,231	896,989
Natural Grocers by Vitamin Cottage, Inc. *	17,200	311,664
Performance Food Group Co. *	195,633	5,735,960
PriceSmart, Inc.	42,530	2,983,480
Rite Aid Corp. *(a)	2,014,847	2,417,816
Smart & Final Stores, Inc. *	44,995	227,225
SpartanNash, Co.	67,333	1,201,894
The Andersons, Inc.	52,056	1,874,016
The Chefs' Warehouse, Inc. *	41,500	1,395,645
United Natural Foods, Inc. *	96,254	2,091,599

21
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Village Super Market, Inc., Class A	15,800	389,312
Weis Markets, Inc.	18,100	835,315
		23,360,025

Food, Beverage & Tobacco 1.6%
22nd Century Group, Inc. *(a)	216,700	524,414
Alico, Inc.	6,900	228,390
B&G Foods, Inc. (a)	125,480	3,267,499
Cal-Maine Foods, Inc.	60,157	2,927,841
Calavo Growers, Inc.	30,574	2,965,678
Castle Brands, Inc. *(a)	158,150	150,037
Celsius Holdings, Inc. *(a)	43,000	171,570
Coca-Cola Bottling Co. Consolidated	9,170	1,583,017
Craft Brew Alliance, Inc. *	25,482	467,340
Darling Ingredients, Inc. *	314,434	6,496,206
Dean Foods Co.	174,845	1,397,012
Farmer Brothers Co. *	19,000	458,090
Fresh Del Monte Produce, Inc.	57,777	1,908,374
Freshpet, Inc. *	50,119	1,909,534
Hostess Brands, Inc. *	188,000	1,955,200
J&J Snack Foods Corp.	28,690	4,480,230
John B. Sanfilippo & Son, Inc.	16,300	1,027,878
Lancaster Colony Corp.	36,240	6,210,811
Landec Corp. *	53,354	730,416
Limoneira Co.	28,060	691,679
MGP Ingredients, Inc.	25,299	1,800,530
National Beverage Corp. *	22,453	2,075,780
Primo Water Corp. *	62,080	1,034,874
Pyxus International, Inc. *(a)	15,600	370,344
Sanderson Farms, Inc.	39,334	3,870,072
Seneca Foods Corp., Class A *	13,290	420,363
The Boston Beer Co., Inc., Class A *	16,019	4,922,479
The Simply Good Foods Co. *	114,521	2,171,318
Tootsie Roll Industries, Inc. (a)	30,833	973,398
Turning Point Brands, Inc.	15,460	635,406
Universal Corp.	47,081	3,194,917
Vector Group Ltd.	196,910	2,662,223
		63,682,920

Health Care Equipment & Services 6.9%
AAC Holdings, Inc. *	26,363	145,260
Accuray, Inc. *	159,300	715,257
Addus HomeCare Corp. *	17,911	1,173,170
Allscripts Healthcare Solutions, Inc. *	335,412	3,994,757
Amedisys, Inc. *	51,331	5,646,410
American Renal Associates Holdings, Inc. *	24,500	472,605
AMN Healthcare Services, Inc. *	90,751	4,593,816
AngioDynamics, Inc. *	70,940	1,449,304
Anika Therapeutics, Inc. *	27,300	976,248
Antares Pharma, Inc. *	281,890	842,851
Apollo Medical Holdings, Inc. *	6,306	128,958
AtriCure, Inc. *	63,894	2,032,468
Atrion Corp.	2,800	1,910,104
Avanos Medical, Inc. *	89,994	5,093,660
AxoGen, Inc. *	64,966	2,422,582
BioScrip, Inc. *	236,600	634,088
BioTelemetry, Inc. *	61,864	3,594,298
Brookdale Senior Living, Inc. *	357,163	3,189,466
Capital Senior Living Corp. *	44,800	403,200
Cardiovascular Systems, Inc. *	62,130	1,742,746
Castlight Health, Inc., Class B *	144,073	355,860
Cerus Corp. *	253,444	1,698,075
Civitas Solutions, Inc. *	31,500	455,490
Community Health Systems, Inc. *	164,900	521,084
Computer Programs & Systems, Inc.	22,367	559,175
Security	Number of Shares	Value ($)
CONMED Corp.	48,069	3,241,293
CorVel Corp. *	17,400	1,008,504
Cross Country Healthcare, Inc. *	68,715	606,753
CryoLife, Inc. *	68,000	2,106,640
CryoPort, Inc. *(a)	50,130	556,443
Cutera, Inc. *	25,954	526,866
CytoSorbents Corp. *	55,427	554,270
Diplomat Pharmacy, Inc. *	108,390	2,150,458
ElectroCore, Inc. *	11,430	114,643
Endologix, Inc. *	155,037	189,145
Evolent Health, Inc., Class A *	129,858	2,882,848
FONAR Corp. *	11,270	278,820
Genesis Healthcare, Inc. *	101,000	155,540
GenMark Diagnostics, Inc. *	99,500	530,335
Glaukos Corp. *	62,983	3,649,235
Globus Medical, Inc., Class A *	139,309	7,362,481
Haemonetics Corp. *	99,569	10,401,973
HealthEquity, Inc. *	103,730	9,522,414
HealthStream, Inc.	49,744	1,308,765
Helius Medical Technologies, Inc. *(a)	30,500	312,320
Heska Corp. *	12,691	1,271,892
HMS Holdings Corp. *	159,054	4,583,936
Inogen, Inc. *	33,797	6,406,897
Inovalon Holdings, Inc., Class A *	132,334	1,245,263
Inspire Medical Systems, Inc. *	15,242	610,899
Integer Holdings Corp. *	59,791	4,452,636
IntriCon Corp. *	13,634	570,992
Invacare Corp.	62,911	812,810
iRadimed Corp. *	6,500	162,240
iRhythm Technologies, Inc. *	45,972	3,551,797
K2M Group Holdings, Inc. *	79,500	2,176,710
Lantheus Holdings, Inc. *	71,326	996,424
LeMaitre Vascular, Inc.	30,269	808,182
LHC Group, Inc. *	56,548	5,170,184
LifePoint Health, Inc. *	68,348	4,433,051
LivaNova plc *	93,246	10,442,620
Magellan Health, Inc. *	47,028	3,059,642
Medidata Solutions, Inc. *	110,831	7,791,419
Meridian Bioscience, Inc.	79,830	1,294,044
Merit Medical Systems, Inc. *	102,257	5,840,920
NantHealth, Inc. *	30,500	47,275
National HealthCare Corp.	23,429	1,863,308
National Research Corp., Class A	21,600	821,880
Natus Medical, Inc. *	61,394	1,834,453
Neogen Corp. *	96,513	5,860,269
Neuronetics, Inc. *	12,090	308,053
Nevro Corp. *	55,685	2,715,201
NextGen Healthcare, Inc. *	103,162	1,523,703
Novocure Ltd. *	141,405	4,686,162
NuVasive, Inc. *	98,630	5,540,047
Nuvectra Corp. *	25,900	518,259
NxStage Medical, Inc. *	123,974	3,518,382
Omnicell, Inc. *	73,974	5,229,962
OraSure Technologies, Inc. *	114,737	1,594,844
Orthofix Medical, Inc. *	33,794	2,055,351
OrthoPediatrics Corp. *	12,900	448,017
Owens & Minor, Inc.	116,769	922,475
Oxford Immunotec Global plc *	47,700	735,057
Patterson Cos., Inc.	156,501	3,533,793
PetIQ, Inc. *	21,090	667,709
Pulse Biosciences, Inc. *(a)	19,900	254,919
Quidel Corp. *	65,759	4,232,249
Quorum Health Corp. *	53,300	212,134
R1 RCM, Inc. *	196,721	1,666,227
RadNet, Inc. *	76,206	1,127,849
Rockwell Medical, Inc. *(a)	93,610	381,929
RTI Surgical, Inc. *	107,800	493,724
SeaSpine Holdings Corp. *	21,800	374,306

22
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Select Medical Holdings Corp. *	206,888	3,430,203
Senseonics Holdings, Inc. *(a)	161,200	598,052
Sientra, Inc. *	44,766	921,732
Simulations Plus, Inc.	22,405	452,805
STAAR Surgical Co. *	83,905	3,365,430
Surgery Partners, Inc. *	35,400	481,086
Surmodics, Inc. *	24,918	1,580,549
Tabula Rasa HealthCare, Inc. *	33,462	2,472,173
Tactile Systems Technology, Inc. *	33,567	2,197,967
Tandem Diabetes Care, Inc. *	97,350	3,661,333
Teladoc Health, Inc. *	128,635	8,919,551
Tenet Healthcare Corp. *	160,960	4,141,501
The Ensign Group, Inc.	93,938	3,479,464
The Providence Service Corp. *	21,680	1,432,831
Tivity Health, Inc. *	76,183	2,621,457
TransEnterix, Inc. *(a)	306,133	1,001,055
Triple-S Management Corp., Class B *	41,400	710,424
U.S. Physical Therapy, Inc.	23,866	2,566,072
Utah Medical Products, Inc.	6,386	556,731
Varex Imaging Corp. *	72,800	1,889,888
ViewRay, Inc. *	113,972	985,858
Vocera Communications, Inc. *	56,774	1,970,626
Wright Medical Group N.V. *	238,633	6,438,318
		266,935,879

Household & Personal Products 0.6%
Central Garden & Pet Co. *	20,354	661,098
Central Garden & Pet Co., Class A *	76,860	2,278,899
Edgewell Personal Care Co. *	103,606	4,971,016
elf Beauty, Inc. *	42,000	445,620
Inter Parfums, Inc.	33,327	1,965,960
Medifast, Inc.	22,474	4,757,296
Natural Health Trends Corp. (a)	13,270	301,760
Nature's Sunshine Products, Inc. *	15,180	134,343
Oil-Dri Corp. of America	9,987	308,898
Revlon, Inc., Class A *(a)	15,402	323,442
USANA Health Sciences, Inc. *	24,277	2,840,894
WD-40 Co.	26,209	4,379,000
		23,368,226

Insurance 2.8%
Ambac Financial Group, Inc. *	87,634	1,803,508
American Equity Investment Life Holding Co.	171,959	5,368,560
AMERISAFE, Inc.	36,519	2,377,022
AmTrust Financial Services, Inc.	211,694	3,035,692
Argo Group International Holdings Ltd.	61,841	3,810,024
Citizens, Inc. *(a)	93,300	733,338
CNO Financial Group, Inc.	315,456	5,962,118
Crawford & Co., Class B	20,800	191,568
Donegal Group, Inc., Class A	18,452	247,810
eHealth, Inc. *	35,940	1,234,898
EMC Insurance Group, Inc.	17,800	426,666
Employers Holdings, Inc.	62,093	2,853,794
Enstar Group Ltd. *	23,131	4,200,590
FBL Financial Group, Inc., Class A	18,768	1,294,617
FedNat Holding Co.	22,366	481,540
Genworth Financial, Inc., Class A *	961,290	4,114,321
Global Indemnity Ltd.	16,555	592,669
Goosehead Insurance, Inc., Class A *	18,300	627,324
Greenlight Capital Re Ltd., Class A *	57,699	668,731
Hallmark Financial Services, Inc. *	23,300	259,562
HCI Group, Inc.	13,800	602,646
Health Insurance Innovations, Inc., Class A *	24,160	1,181,424
Heritage Insurance Holdings, Inc.	38,562	538,326
Security	Number of Shares	Value ($)
Horace Mann Educators Corp.	78,566	3,086,073
Independence Holding Co.	8,748	316,765
Investors Title Co.	2,700	491,400
James River Group Holdings Ltd.	49,456	1,904,056
Kemper Corp.	101,049	7,597,874
Kingstone Cos., Inc.	18,310	311,270
Kinsale Capital Group, Inc.	37,225	2,222,705
Maiden Holdings Ltd.	131,188	460,470
MBIA, Inc. *	168,797	1,671,090
National General Holdings Corp.	117,832	3,282,800
National Western Life Group, Inc., Class A	4,394	1,183,216
NI Holdings, Inc. *	17,920	280,269
Primerica, Inc.	82,647	9,069,682
ProAssurance Corp.	102,300	4,493,016
Protective Insurance Corp., Class B	18,870	434,954
RLI Corp.	75,225	5,561,384
Safety Insurance Group, Inc.	28,074	2,338,003
Selective Insurance Group, Inc.	111,165	7,209,050
State Auto Financial Corp.	31,953	1,015,786
Stewart Information Services Corp.	44,653	1,843,276
The Navigators Group, Inc.	39,476	2,729,765
Third Point Reinsurance Ltd. *	152,674	1,688,574
Tiptree, Inc.	50,010	294,559
Trupanion, Inc. *(a)	47,655	1,203,765
United Fire Group, Inc.	40,227	2,165,419
United Insurance Holdings Corp.	38,833	765,787
Universal Insurance Holdings, Inc.	60,563	2,542,435
		108,770,191

Materials 4.0%
Advanced Emissions Solutions, Inc.	35,400	350,460
AdvanSix, Inc. *	58,436	1,621,015
AgroFresh Solutions, Inc. *	59,500	339,745
AK Steel Holding Corp. *	599,989	2,219,959
Allegheny Technologies, Inc. *	241,090	6,241,820
American Vanguard Corp.	55,860	899,346
Balchem Corp.	61,450	5,754,792
Boise Cascade Co.	74,161	2,283,417
Carpenter Technology Corp.	89,752	3,914,085
Century Aluminum Co. *	94,700	751,918
Chase Corp.	13,844	1,492,937
Clearwater Paper Corp. *	30,917	746,336
Cleveland-Cliffs, Inc. *	571,437	6,148,662
Coeur Mining, Inc. *	354,445	1,694,247
Commercial Metals Co.	224,356	4,276,225
Compass Minerals International, Inc.	64,962	3,151,307
Ferro Corp. *	160,919	2,725,968
Ferroglobe Representation & Warranty Insurance *(b)	108,500	—
Flotek Industries, Inc. *	110,660	200,295
Forterra, Inc. *	37,450	168,899
FutureFuel Corp.	48,750	799,500
GCP Applied Technologies, Inc. *	138,605	3,599,572
Gold Resource Corp.	103,205	446,878
Greif, Inc., Class A	48,916	2,313,727
Greif, Inc., Class B	10,600	544,416
H.B. Fuller Co.	97,311	4,326,447
Hawkins, Inc.	18,400	619,344
Haynes International, Inc.	23,225	672,596
Hecla Mining Co.	862,766	2,070,638
Ingevity Corp. *	81,335	7,407,992
Innophos Holdings, Inc.	37,286	1,092,480
Innospec, Inc.	46,247	3,094,849
Intrepid Potash, Inc. *	185,500	732,725
Kaiser Aluminum Corp.	31,170	2,972,683
KapStone Paper & Packaging Corp.	168,313	5,890,955
KMG Chemicals, Inc.	28,288	2,122,166

23
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Koppers Holdings, Inc. *	39,244	1,049,777
Kraton Corp. *	58,916	1,622,547
Kronos Worldwide, Inc.	42,800	600,484
Louisiana-Pacific Corp.	275,880	6,005,908
LSB Industries, Inc. *	40,500	307,800
Marrone Bio Innovations, Inc. *	101,700	152,550
Materion Corp.	38,493	2,187,557
Minerals Technologies, Inc.	68,098	3,728,365
Myers Industries, Inc.	66,537	1,055,277
Neenah, Inc.	31,985	2,573,513
Olympic Steel, Inc.	19,460	367,016
OMNOVA Solutions, Inc. *	83,000	613,370
P.H. Glatfelter Co.	83,208	1,489,423
PolyOne Corp.	153,086	4,946,209
PQ Group Holdings, Inc. *	70,421	1,130,257
Quaker Chemical Corp.	25,063	4,508,834
Ramaco Resources, Inc. *	10,400	77,480
Rayonier Advanced Materials, Inc.	95,811	1,186,140
Ryerson Holding Corp. *	31,700	291,006
Schnitzer Steel Industries, Inc., Class A	49,508	1,331,765
Schweitzer-Mauduit International, Inc.	58,535	1,868,437
Sensient Technologies Corp.	81,483	5,284,987
Stepan Co.	38,692	3,195,572
Summit Materials, Inc., Class A *	213,808	2,886,408
SunCoke Energy, Inc. *	125,905	1,410,136
Synalloy Corp. *	15,300	282,897
Tahoe Resources, Inc. *	591,089	1,400,881
TimkenSteel Corp. *	75,744	880,903
Trecora Resources *	40,200	434,160
Tredegar Corp.	49,786	926,020
Trinseo S.A.	82,373	4,438,257
Tronox Ltd., Class A	178,100	2,039,245
UFP Technologies, Inc. *	12,490	431,155
United States Lime & Minerals, Inc.	3,900	292,539
Universal Stainless & Alloy Products, Inc. *	15,850	311,294
US Concrete, Inc. *	30,782	1,004,724
Valhi, Inc.	49,094	102,115
Verso Corp., Class A *	65,924	1,853,124
Warrior Met Coal, Inc.	82,850	2,319,800
Worthington Industries, Inc.	80,103	3,354,714
		153,631,047

Media & Entertainment 2.5%
AMC Entertainment Holdings, Inc., Class A	99,542	1,917,179
Beasley Broadcasting Group, Inc., Class A	15,050	100,383
Boston Omaha Corp., Class A *(a)	9,400	260,192
Cardlytics, Inc. *	11,166	236,273
Care.com, Inc. *	38,070	670,032
Cargurus, Inc. *	95,503	4,242,243
Cars.com, Inc. *	134,316	3,506,991
Central European Media Enterprises Ltd., Class A *	165,600	559,728
Clear Channel Outdoor Holdings, Inc., Class A	68,300	397,506
Daily Journal Corp. *	2,110	500,154
Emerald Expositions Events, Inc.	48,900	714,918
Entercom Communications Corp., Class A	244,137	1,584,449
Entravision Communications Corp., Class A	121,900	602,186
Eros International plc *(a)	67,650	675,147
Fluent, Inc. *	71,700	173,514
Gannett Co., Inc.	215,904	2,094,269
Glu Mobile, Inc. *	211,335	1,489,912
Gray Television, Inc. *	151,955	2,630,341
Hemisphere Media Group, Inc. *	35,700	480,879
IMAX Corp. *	103,399	2,001,805
Security	Number of Shares	Value ($)
Liberty Latin America Ltd., Class A *	83,608	1,503,272
Liberty Latin America Ltd., Class C *	218,660	3,938,067
Liberty Media Corp. - Liberty Braves, Class A *	18,544	478,435
Liberty Media Corp. - Liberty Braves, Class C *	68,580	1,776,222
Liberty TripAdvisor Holdings, Inc., Class A *	138,220	1,993,132
LiveXLive Media, Inc. *	9,000	26,640
Loral Space & Communications, Inc. *	24,560	1,096,850
MDC Partners, Inc., Class A *	102,140	252,286
Meredith Corp.	75,966	3,916,807
MSG Networks, Inc., Class A *	113,180	2,891,749
National CineMedia, Inc.	148,249	1,326,829
New Media Investment Group, Inc.	113,882	1,600,042
Nexstar Media Group, Inc., Class A	85,876	6,431,254
Pandora Media, Inc. *	492,859	4,189,301
QuinStreet, Inc. *	71,500	1,136,850
Reading International, Inc., Class A *	31,200	453,024
Rosetta Stone, Inc. *	37,100	771,309
Saga Communications, Inc., Class A	6,790	237,922
Scholastic Corp.	53,522	2,321,784
Sinclair Broadcast Group, Inc., Class A	138,697	3,972,282
TechTarget, Inc. *	38,851	789,452
TEGNA, Inc.	417,300	4,815,642
The E.W. Scripps Co., Class A	87,469	1,471,229
The Marcus Corp.	36,940	1,441,399
The Meet Group, Inc. *	133,580	589,088
The New York Times Co., Class A	251,896	6,650,054
Travelzoo *	9,000	69,030
Tribune Publishing Co. *	32,267	486,909
TrueCar, Inc. *	178,367	2,029,816
WideOpenWest, Inc. *	57,000	555,180
World Wrestling Entertainment, Inc., Class A	82,443	5,984,537
XO Group, Inc. *	47,000	1,626,670
Yelp, Inc. *	155,759	6,669,600
		98,330,764

Pharmaceuticals, Biotechnology & Life Sciences 8.8%
Abeona Therapeutics, Inc. *	59,000	507,400
ACADIA Pharmaceuticals, Inc. *	187,649	3,655,403
Accelerate Diagnostics, Inc. *(a)	50,338	752,050
Acceleron Pharma, Inc. *	73,907	3,752,258
Achaogen, Inc. *(a)	58,600	225,610
Achillion Pharmaceuticals, Inc. *	262,489	750,719
Aclaris Therapeutics, Inc. *	50,000	594,500
Acorda Therapeutics, Inc. *	85,531	1,634,497
Adamas Pharmaceuticals, Inc. *	42,547	704,153
ADMA Biologics, Inc. *	35,400	190,098
Aduro Biotech, Inc. *	123,157	522,186
Adverum Biotechnologies, Inc. *	101,500	426,300
Aeglea BioTherapeutics, Inc. *	30,300	261,489
Aerie Pharmaceuticals, Inc. *	67,925	3,612,251
Agenus, Inc. *	169,144	268,939
Aimmune Therapeutics, Inc. *	82,779	2,200,266
Akcea Therapeutics, Inc. *(a)	23,800	531,216
Akebia Therapeutics, Inc. *	101,247	758,340
Akorn, Inc. *	178,072	1,187,740
Albireo Pharma, Inc. *	17,000	454,070
Alder Biopharmaceuticals, Inc. *	110,746	1,406,474
Aldeyra Therapeutics, Inc. *	36,080	388,582
Allakos, Inc. *	15,680	758,128
Allena Pharmaceuticals, Inc. *	21,600	177,768
AMAG Pharmaceuticals, Inc. *	64,931	1,396,016
Amicus Therapeutics, Inc. *	361,161	4,037,780
Amneal Pharmaceuticals, Inc. *	166,091	3,064,379

24
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Amphastar Pharmaceuticals, Inc. *	68,026	1,221,067
Ampio Pharmaceuticals, Inc. *	211,320	97,207
AnaptysBio, Inc. *	36,303	2,712,560
ANI Pharmaceuticals, Inc. *	15,500	752,215
Apellis Pharmaceuticals, Inc. *	69,444	971,522
Aptinyx, Inc. *	25,190	655,948
Aquestive Therapeutics, Inc. *	9,910	149,938
Aratana Therapeutics, Inc. *	85,210	506,147
Arbutus Biopharma Corp. *	65,900	279,416
Arcus Biosciences, Inc. *	17,550	176,378
Ardelyx, Inc. *	82,700	227,425
Arena Pharmaceuticals, Inc. *	94,731	3,378,107
ArQule, Inc. *	205,117	793,803
Array BioPharma, Inc. *	393,007	6,366,713
Arrowhead Pharmaceuticals, Inc. *	166,006	2,111,596
Arsanis, Inc. *	8,700	11,658
Assembly Biosciences, Inc. *	39,742	909,297
Assertio Therapeutics, Inc. *	111,600	541,818
Atara Biotherapeutics, Inc. *	80,200	2,740,434
Athenex, Inc. *	83,926	1,012,987
Athersys, Inc. *	211,500	395,505
Audentes Therapeutics, Inc. *	62,096	1,751,107
AVEO Pharmaceuticals, Inc. *(a)	201,030	492,524
Avid Bioservices, Inc. *	94,500	495,180
Avrobio, Inc. *	11,530	346,592
Bellicum Pharmaceuticals, Inc. *	74,300	302,401
BioCryst Pharmaceuticals, Inc. *	214,032	1,566,714
Biohaven Pharmaceutical Holding Co., Ltd. *	55,339	1,994,971
BioSpecifics Technologies Corp. *	10,918	668,946
BioTime, Inc. *(a)	174,800	340,860
Blueprint Medicines Corp. *	79,748	4,846,286
Calithera Biosciences, Inc. *	61,680	291,130
Calyxt, Inc. *	14,520	174,821
Cambrex Corp. *	62,849	3,349,223
Cara Therapeutics, Inc. *	61,627	1,154,890
CareDx, Inc. *	63,788	1,665,505
CASI Pharmaceuticals, Inc. *	93,000	305,040
Catalyst Biosciences, Inc. *	22,100	196,690
Catalyst Pharmaceuticals, Inc. *	180,200	536,996
Celcuity, Inc. *	10,900	305,745
Cellular Biomedicine Group, Inc. *	21,600	274,752
ChemoCentryx, Inc. *	43,100	466,342
Chimerix, Inc. *	80,346	280,408
ChromaDex Corp. *(a)	71,800	249,864
Clearside Biomedical, Inc. *	52,100	282,382
Clovis Oncology, Inc. *	91,168	1,060,284
Codexis, Inc. *	99,086	1,542,769
Cohbar, Inc. *	41,500	158,945
Coherus Biosciences, Inc. *	98,135	1,147,198
Collegium Pharmaceutical, Inc. *	56,974	914,433
Concert Pharmaceuticals, Inc. *	39,622	591,160
Constellation Pharmaceuticals, Inc. *	7,730	47,771
Corbus Pharmaceuticals Holdings, Inc. *(a)	94,500	629,370
Corcept Therapeutics, Inc. *	186,085	2,186,499
Corium International, Inc. *	50,000	632,500
Corvus Pharmaceuticals, Inc. *	25,900	196,581
Crinetics Pharmaceuticals, Inc. *(a)	13,190	328,563
CTI BioPharma Corp. *	95,500	164,260
Cue Biopharma, Inc. *	33,100	209,854
Cymabay Therapeutics, Inc. *	113,289	1,195,199
Cytokinetics, Inc. *	88,700	593,403
CytomX Therapeutics, Inc. *	84,225	1,201,048
Deciphera Pharmaceuticals, Inc. *	16,630	335,760
Denali Therapeutics, Inc. *(a)	86,180	1,247,025
Dermira, Inc. *	66,500	834,575
Dicerna Pharmaceuticals, Inc. *	88,331	1,162,436
Security	Number of Shares	Value ($)
Dova Pharmaceuticals, Inc. *(a)	22,000	408,320
Durect Corp. *	301,576	301,576
Dynavax Technologies Corp. *	119,862	1,185,435
Eagle Pharmaceuticals, Inc. *	20,178	993,565
Editas Medicine, Inc. *	86,900	2,201,177
Eidos Therapeutics, Inc. *	13,780	168,529
Eloxx Pharmaceuticals, Inc. *	43,150	519,095
Emergent BioSolutions, Inc. *	84,949	5,198,029
Enanta Pharmaceuticals, Inc. *	32,100	2,476,836
Endo International plc *	430,737	7,296,685
Endocyte, Inc. *	124,130	2,935,674
Enzo Biochem, Inc. *	80,600	267,592
Epizyme, Inc. *	100,800	811,440
Esperion Therapeutics, Inc. *	43,614	1,981,384
Evelo Biosciences, Inc. *(a)	10,100	92,011
Evolus, Inc. *(a)	17,210	255,052
Fate Therapeutics, Inc. *	96,260	1,199,400
Fennec Pharmaceuticals, Inc. *	21,100	153,608
FibroGen, Inc. *	143,911	6,169,465
Five Prime Therapeutics, Inc. *	62,800	762,392
Flexion Therapeutics, Inc. *	66,782	904,228
Fluidigm Corp. *	48,700	350,640
Fortress Biotech, Inc. *	56,900	47,420
Forty Seven, Inc. *	15,500	191,270
G1 Therapeutics, Inc. *	39,726	1,589,437
Genomic Health, Inc. *	40,673	2,916,661
Geron Corp. *(a)	319,579	488,956
Global Blood Therapeutics, Inc. *	95,411	3,347,972
GlycoMimetics, Inc. *	64,963	817,235
GTx, Inc. *(a)	10,550	16,775
Halozyme Therapeutics, Inc. *	238,353	3,701,622
Harvard Bioscience, Inc. *	65,500	259,380
Heron Therapeutics, Inc. *	131,506	3,650,607
Homology Medicines, Inc. *	19,500	366,990
Horizon Pharma plc *	318,782	5,805,020
Idera Pharmaceuticals, Inc. *	35,991	240,060
Immune Design, Corp. *	62,943	90,638
ImmunoGen, Inc. *	279,864	1,519,662
Immunomedics, Inc. *	273,357	6,158,733
Innovate Biopharmaceuticals, Inc. *(a)	34,500	145,245
Innoviva, Inc. *	132,097	1,844,074
Inovio Pharmaceuticals, Inc. *	161,062	794,036
Insmed, Inc. *	146,129	2,133,483
Insys Therapeutics, Inc. *(a)	53,079	452,764
Intellia Therapeutics, Inc. *	63,409	1,076,685
Intercept Pharmaceuticals, Inc. *	41,781	4,011,394
Intersect ENT, Inc. *	56,987	1,599,055
Intra-Cellular Therapies, Inc. *	85,433	1,450,652
Intrexon Corp. *(a)	143,438	1,658,143
Invitae Corp. *	125,373	1,779,043
Iovance Biotherapeutics, Inc. *	157,066	1,426,159
Ironwood Pharmaceuticals, Inc. *	264,470	3,464,557
Jounce Therapeutics, Inc. *	31,400	126,856
Kadmon Holdings, Inc. *	188,850	447,575
Kala Pharmaceuticals, Inc. *	23,464	170,114
Karyopharm Therapeutics, Inc. *	91,707	966,592
Keryx Biopharmaceuticals, Inc. *	182,334	506,889
Kezar Life Sciences, Inc. *(a)	9,770	241,612
Kindred Biosciences, Inc. *	58,750	854,225
Kiniksa Pharmaceuticals Ltd., Class A *	12,300	234,192
Kura Oncology, Inc. *	53,535	581,925
La Jolla Pharmaceutical Co. *(a)	41,455	675,717
Lannett Co., Inc. *(a)	54,200	198,372
Lexicon Pharmaceuticals, Inc. *	80,800	632,664
Ligand Pharmaceuticals, Inc. *	40,299	6,641,678
Liquidia Technologies, Inc. *	9,260	151,679
Loxo Oncology, Inc. *	51,776	7,904,124
Luminex Corp.	80,732	2,322,660

25
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
MacroGenics, Inc. *	75,411	1,241,265
Madrigal Pharmaceuticals, Inc. *	13,284	2,535,384
Magenta Therapeutics, Inc. *(a)	7,670	67,266
Mallinckrodt plc *	156,915	3,932,290
MannKind Corp. *(a)	261,100	477,813
Marinus Pharmaceuticals, Inc. *	67,800	317,304
MediciNova, Inc. *(a)	75,800	739,808
Medpace Holdings, Inc. *	42,381	2,208,050
MeiraGTx Holdings plc *(a)	7,040	94,054
Melinta Therapeutics, Inc. *	65,540	172,370
Menlo Therapeutics, Inc. *	18,240	111,264
Mersana Therapeutics, Inc. *	24,500	153,125
MiMedx Group, Inc. *(a)	197,350	1,148,577
Minerva Neurosciences, Inc. *	57,100	626,387
Miragen Therapeutics, Inc. *	48,000	207,360
Mirati Therapeutics, Inc. *	38,150	1,425,665
Molecular Templates, Inc. *	16,900	72,332
Momenta Pharmaceuticals, Inc. *	146,699	1,835,204
Mustang Bio, Inc. *	31,300	124,574
MyoKardia, Inc. *	64,978	3,439,935
Myriad Genetics, Inc. *	128,193	5,772,531
NanoString Technologies, Inc. *	47,550	732,745
NantKwest, Inc. *	57,600	125,568
Natera, Inc. *	62,270	1,367,449
NeoGenomics, Inc. *	123,207	2,271,937
Neon Therapeutics, Inc. *	11,980	70,203
Neos Therapeutics, Inc. *	56,200	175,906
NewLink Genetics Corp. *	48,700	92,043
Novavax, Inc. *	735,592	1,294,642
Nymox Pharmaceutical Corp. *(a)	60,400	105,700
Ocular Therapeutix, Inc. *	63,770	316,299
Odonate Therapeutics, Inc. *	12,100	175,450
Omeros Corp. *(a)	88,772	1,355,548
OPKO Health, Inc. *(a)	623,000	2,105,740
Optinose, Inc. *(a)	36,340	384,477
Organovo Holdings, Inc. *(a)	230,021	232,321
Ovid therapeutics, Inc. *	22,600	115,938
Pacific Biosciences of California, Inc. *	234,500	1,043,525
Pacira Pharmaceuticals, Inc. *	76,164	3,723,658
Palatin Technologies, Inc. *	365,200	328,607
Paratek Pharmaceuticals, Inc. *(a)	58,908	438,865
PDL BioPharma, Inc. *	271,480	675,985
Pfenex, Inc. *	53,960	214,221
Phibro Animal Health Corp., Class A	38,000	1,630,960
Pieris Pharmaceuticals, Inc. *	96,900	399,228
PolarityTE, Inc. *(a)	18,920	288,341
Portola Pharmaceuticals, Inc. *	124,473	2,450,873
Prestige Consumer Healthcare, Inc. *	99,375	3,593,400
Progenics Pharmaceuticals, Inc. *	159,579	799,491
Proteostasis Therapeutics, Inc. *(a)	46,900	291,249
Prothena Corp. plc *	77,633	962,649
PTC Therapeutics, Inc. *	86,462	3,330,516
Puma Biotechnology, Inc. *	55,585	2,059,424
Quanterix Corp. *	15,960	279,460
Ra Pharmaceuticals, Inc. *	28,170	403,394
Radius Health, Inc. *	77,334	1,224,197
Reata Pharmaceuticals, Inc., Class A *	36,255	2,136,507
Recro Pharma, Inc. *	32,600	210,596
REGENXBIO, Inc. *	60,405	4,027,201
Repligen Corp. *	74,746	4,052,728
Replimune Group, Inc. *	14,160	182,381
resTORbio, Inc. *(a)	14,800	163,688
Retrophin, Inc. *	78,988	2,026,832
Revance Therapeutics, Inc. *	64,571	1,405,711
Rhythm Pharmaceuticals, Inc. *	28,780	806,128
Rigel Pharmaceuticals, Inc. *	319,031	915,619
Rocket Pharmaceuticals, Inc. *	40,344	639,049
Rubius Therapeutics, Inc. *	23,040	378,547
Security	Number of Shares	Value ($)
Sangamo Therapeutics, Inc. *	193,486	2,451,468
Savara, Inc. *	54,240	488,160
Scholar Rock Holding Corp. *	11,780	276,712
scPharmaceuticals, Inc. *	13,400	57,352
Selecta Biosciences, Inc. *	33,700	173,218
Seres Therapeutics, Inc. *	41,037	281,924
Sienna Biopharmaceuticals, Inc. *	30,497	281,487
SIGA Technologies, Inc. *	96,800	467,544
Solid Biosciences, Inc. *	23,050	737,600
Sorrento Therapeutics, Inc. *(a)	206,736	659,488
Spark Therapeutics, Inc. *	60,168	2,706,958
Spectrum Pharmaceuticals, Inc. *	195,314	2,324,237
Spero Therapeutics, Inc. *	14,527	116,507
Spring Bank Pharmaceuticals, Inc. *(a)	26,580	267,129
Stemline Therapeutics, Inc. *	54,730	819,855
Supernus Pharmaceuticals, Inc. *	93,416	4,442,865
Surface Oncology, Inc. *	13,500	105,435
Syndax Pharmaceuticals, Inc. *	28,882	138,922
Syneos Health, Inc. *	119,365	5,446,625
Synergy Pharmaceuticals, Inc. *(a)	466,800	194,516
Synlogic, Inc. *	28,800	227,808
Syros Pharmaceuticals, Inc. *	49,100	323,078
T2 Biosystems, Inc. *	58,780	308,595
Teligent, Inc. *(a)	74,300	238,503
Tetraphase Pharmaceuticals, Inc. *	100,653	206,339
TG Therapeutics, Inc. *	118,841	540,727
The Medicines Co. *	131,376	3,055,806
TherapeuticsMD, Inc. *(a)	356,803	1,744,767
Theravance Biopharma, Inc. *	81,666	1,982,034
Tocagen, Inc. *	33,400	349,364
Translate Bio, Inc. *	18,590	104,662
Tricida, Inc. *	22,070	595,890
Tyme Technologies, Inc. *	78,400	175,616
Ultragenyx Pharmaceutical, Inc. *	90,770	4,397,806
UNITY Biotechnology, Inc. *(a)	9,500	105,830
Unum Therapeutics, Inc. *	6,700	50,116
Vanda Pharmaceuticals, Inc. *	98,014	1,859,326
Veracyte, Inc. *	53,560	795,366
Verastem, Inc. *(a)	129,955	658,872
Vericel Corp. *	81,243	905,859
Verrica Pharmaceuticals, Inc. *	10,970	144,804
Viking Therapeutics, Inc. *(a)	98,082	1,333,915
Vital Therapies, Inc. *	56,600	17,376
Voyager Therapeutics, Inc. *	41,430	562,205
WaVe Life Sciences Ltd. *	34,203	1,596,938
Xencor, Inc. *	88,346	2,890,681
Xeris Pharmaceuticals, Inc. *	12,510	274,219
XOMA Corp. *	10,600	130,486
Zafgen, Inc. *	57,770	560,947
ZIOPHARM Oncology, Inc. *(a)	269,548	533,705
Zogenix, Inc. *	80,101	3,345,018
Zomedica Pharmaceuticals Corp. *	73,900	127,108
		342,571,412

Real Estate 7.1%
Acadia Realty Trust	153,729	4,279,815
Agree Realty Corp.	58,100	3,327,387
Alexander & Baldwin, Inc.	130,661	2,553,116
Alexander's, Inc.	4,111	1,295,006
Altisource Portfolio Solutions S.A. *(a)	18,487	466,427
American Assets Trust, Inc.	74,284	2,849,534
American Realty Investors, Inc. *(a)	3,390	51,426
Americold Realty Trust	164,651	4,075,112
Armada Hoffler Properties, Inc.	91,915	1,376,887
Ashford Hospitality Trust, Inc.	168,182	866,137
Bluerock Residential Growth REIT, Inc.	45,408	430,014
Braemar Hotels & Resorts, Inc.	56,364	599,713

26
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
BRT Apartments Corp.	18,860	219,342
CareTrust REIT, Inc.	155,159	2,740,108
CatchMark Timber Trust, Inc., Class A	92,109	815,165
CBL & Associates Properties, Inc.	322,300	1,063,590
Cedar Realty Trust, Inc.	168,700	635,999
Chatham Lodging Trust	87,936	1,714,752
Chesapeake Lodging Trust	113,385	3,332,385
City Office REIT, Inc.	68,000	749,360
Clipper Realty, Inc.	29,212	392,609
Community Healthcare Trust, Inc.	32,600	968,872
Consolidated-Tomoka Land Co.	7,600	440,192
CoreCivic, Inc.	228,129	5,123,777
CorEnergy Infrastructure Trust, Inc.	22,260	804,254
CorePoint Lodging, Inc.	79,351	1,298,976
Cousins Properties, Inc.	804,816	6,688,021
Cushman & Wakefield plc *	86,090	1,399,823
DiamondRock Hospitality Co.	398,791	4,167,366
Easterly Government Properties, Inc.	117,094	2,127,598
EastGroup Properties, Inc.	67,475	6,463,430
Essential Properties Realty Trust, Inc.	67,370	916,232
Farmland Partners, Inc. (a)	59,300	406,205
First Industrial Realty Trust, Inc.	238,437	7,320,016
Forestar Group, Inc. *	19,770	355,860
Four Corners Property Trust, Inc.	129,571	3,379,212
Franklin Street Properties Corp.	198,296	1,380,140
Front Yard Residential Corp.	94,878	879,519
FRP Holdings, Inc. *	13,516	655,121
Getty Realty Corp.	62,049	1,664,775
Gladstone Commercial Corp.	53,500	1,015,965
Gladstone Land Corp.	24,800	310,248
Global Medical REIT, Inc.	37,600	344,416
Global Net Lease, Inc.	138,715	2,808,979
Government Properties Income Trust (a)	187,746	1,657,797
Griffin Industrial Realty, Inc.	1,200	42,144
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	98,779	2,049,664
Healthcare Realty Trust, Inc.	237,588	6,619,202
Hersha Hospitality Trust	68,247	1,198,417
HFF, Inc., Class A	71,849	2,640,451
Independence Realty Trust, Inc.	164,968	1,634,833
Industrial Logistics Properties Trust (a)	38,400	829,056
InfraREIT, Inc.	84,789	1,782,265
Innovative Industrial Properties, Inc.	12,800	524,672
Investors Real Estate Trust	226,702	1,230,992
iStar, Inc.	124,425	1,306,463
Jernigan Capital, Inc.	33,960	664,597
Kennedy-Wilson Holdings, Inc.	240,811	4,570,593
Kite Realty Group Trust	160,903	2,548,704
LaSalle Hotel Properties	210,973	6,964,219
Lexington Realty Trust	411,493	3,197,301
LTC Properties, Inc.	74,904	3,203,644
Mack-Cali Realty Corp.	172,729	3,506,399
Marcus & Millichap, Inc. *	37,237	1,292,869
Maui Land & Pineapple Co., Inc. *	14,430	162,626
MedEquities Realty Trust, Inc.	55,400	458,158
Monmouth Real Estate Investment Corp.	148,224	2,217,431
National Health Investors, Inc.	78,511	5,767,418
National Storage Affiliates Trust	109,427	2,914,041
New Senior Investment Group, Inc.	143,516	820,912
Newmark Group, Inc., Class A	44,700	435,378
NexPoint Residential Trust, Inc.	32,056	1,142,476
NorthStar Realty Europe Corp.	84,631	1,135,748
One Liberty Properties, Inc.	28,880	748,858
Pebblebrook Hotel Trust	131,075	4,418,538
Pennsylvania Real Estate Investment Trust	130,957	1,172,065
Physicians Realty Trust	350,773	5,815,816
Piedmont Office Realty Trust, Inc., Class A	244,608	4,407,836
PotlatchDeltic Corp.	117,470	4,258,288
Security	Number of Shares	Value ($)
Preferred Apartment Communities, Inc., Class A	76,337	1,286,278
PS Business Parks, Inc.	38,051	4,969,461
QTS Realty Trust, Inc., Class A	98,149	3,761,070
Ramco-Gershenson Properties Trust	150,421	1,997,591
RE/MAX Holdings, Inc., Class A	34,158	1,277,168
Redfin Corp. *(a)	152,374	2,354,178
Retail Opportunity Investments Corp.	212,061	3,730,153
Rexford Industrial Realty, Inc.	174,456	5,525,022
RLJ Lodging Trust	333,316	6,479,663
Ryman Hospitality Properties, Inc.	85,753	6,653,575
Sabra Health Care REIT, Inc.	341,361	7,390,466
Safety Income & Growth, Inc.	14,700	264,306
Saul Centers, Inc.	22,840	1,090,838
Select Income REIT	168,818	3,192,348
Seritage Growth Properties, Class A (a)	63,121	2,399,860
Spirit MTA REIT	83,203	891,104
STAG Industrial, Inc.	202,047	5,346,164
Stratus Properties, Inc. *	11,800	340,430
Summit Hotel Properties, Inc.	198,016	2,281,144
Sunstone Hotel Investors, Inc.	437,536	6,331,146
Tanger Factory Outlet Centers, Inc.	175,403	3,904,471
Tejon Ranch Co. *	41,092	780,748
Terreno Realty Corp.	109,629	4,103,413
The GEO Group, Inc.	230,700	5,100,777
The RMR Group, Inc., Class A	13,505	1,024,759
The St. Joe Co. *	66,563	1,011,092
Tier REIT, Inc.	97,519	2,113,237
Transcontinental Realty Investors, Inc. *	2,800	95,452
Trinity Place Holdings, Inc. *	32,544	173,785
UMH Properties, Inc.	63,107	904,323
Universal Health Realty Income Trust	24,694	1,582,885
Urban Edge Properties	208,804	4,278,394
Urstadt Biddle Properties, Inc., Class A	55,674	1,108,469
Washington Prime Group, Inc.	355,878	2,277,619
Washington Real Estate Investment Trust	150,560	4,196,107
Whitestone REIT	71,600	963,736
Xenia Hotels & Resorts, Inc.	214,942	4,417,058
		273,691,042

Retailing 4.6%
1-800-FLOWERS.COM, Inc., Class A *	51,800	541,310
Aaron's, Inc.	132,948	6,265,839
Abercrombie & Fitch Co., Class A	131,214	2,584,916
America's Car-Mart, Inc. *	11,414	854,909
American Eagle Outfitters, Inc.	309,828	7,144,634
Asbury Automotive Group, Inc. *	38,911	2,533,106
Ascena Retail Group, Inc. *	335,663	1,292,303
At Home Group, Inc. *	85,347	2,333,387
Barnes & Noble Education, Inc. *	71,495	408,236
Barnes & Noble, Inc.	113,990	721,557
Bed Bath & Beyond, Inc.	256,786	3,528,240
Big 5 Sporting Goods Corp. (a)	40,484	142,099
Big Lots, Inc.	76,813	3,189,276
Boot Barn Holdings, Inc. *	52,351	1,292,023
Caleres, Inc.	81,375	2,783,025
Camping World Holdings, Inc., Class A (a)	61,800	1,059,870
Carvana Co. *	61,875	2,397,656
Chico's FAS, Inc.	244,122	1,872,416
Citi Trends, Inc.	24,846	629,349
Conn's, Inc. *	37,400	1,038,972
Core-Mark Holding Co., Inc.	87,023	3,342,553
Dillard's, Inc., Class A (a)	22,047	1,552,550
DSW, Inc., Class A	130,920	3,475,926
Duluth Holdings, Inc., Class B *	15,320	470,784
Etsy, Inc. *	229,167	9,744,181
Express, Inc. *	141,866	1,249,839

27
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Five Below, Inc. *	104,694	11,916,271
Francesca's Holdings Corp. *	64,500	196,080
Funko, Inc., Class A *	19,400	365,690
Gaia, Inc. *	22,400	327,264
GameStop Corp., Class A (a)	191,897	2,801,696
Genesco, Inc. *	37,366	1,598,891
GNC Holdings, Inc., Class A *	153,100	563,408
Group 1 Automotive, Inc.	37,155	2,145,330
Groupon, Inc. *	840,580	2,748,697
Guess?, Inc.	109,863	2,333,490
Haverty Furniture Cos., Inc.	36,520	740,626
Hibbett Sports, Inc. *	35,775	624,989
Hudson Ltd., Class A *	77,080	1,629,471
J. Jill, Inc. *	30,400	153,520
J.C. Penney Co., Inc. *(a)	602,888	886,245
Kirkland's, Inc. *	28,510	288,236
Lands' End, Inc. *	19,600	319,676
Leaf Group Ltd. *	32,500	284,375
Liberty Expedia Holdings, Inc., Class A *	104,656	4,544,163
Liquidity Services, Inc. *	47,500	282,150
Lithia Motors, Inc., Class A	43,843	3,905,534
Lumber Liquidators Holdings, Inc. *	54,198	648,208
MarineMax, Inc. *	49,257	1,121,089
Monro, Inc.	60,718	4,517,419
Murphy USA, Inc. *	57,841	4,663,720
National Vision Holdings, Inc. *	92,709	3,840,934
New York & Co., Inc. *	53,300	211,068
Nutrisystem, Inc.	56,450	2,007,362
Office Depot, Inc.	1,061,452	2,717,317
Ollie's Bargain Outlet Holdings, Inc. *	95,441	8,866,469
Overstock.com, Inc. *(a)	39,707	798,905
Party City Holdco, Inc. *	107,326	1,123,703
PetMed Express, Inc.	38,340	1,071,220
Pier 1 Imports, Inc.	144,900	230,391
Quotient Technology, Inc. *	152,211	1,958,956
Remark Holdings, Inc. *(a)	50,900	115,543
Rent-A-Center, Inc. *	85,180	1,213,815
RH *(a)	36,764	4,253,962
Sally Beauty Holdings, Inc. *	229,911	4,094,715
Shoe Carnival, Inc.	20,605	839,242
Shutterfly, Inc. *	63,018	3,150,900
Shutterstock, Inc.	35,946	1,469,472
Signet Jewelers Ltd.	113,360	6,353,828
Sleep Number Corp. *	66,441	2,416,459
Sonic Automotive, Inc., Class A	46,274	838,485
Sportsman's Warehouse Holdings, Inc. *	69,910	351,647
Stamps.com, Inc. *	33,776	6,828,494
Tailored Brands, Inc.	96,172	2,020,574
The Buckle, Inc. (a)	55,233	1,126,753
The Cato Corp., Class A	43,100	830,968
The Children's Place, Inc.	31,086	4,644,248
The Container Store Group, Inc. *	29,700	175,527
Tile Shop Holdings, Inc.	77,415	503,197
Tilly's, Inc., Class A	28,490	505,413
Weyco Group, Inc.	11,200	354,368
Winmark Corp.	4,810	739,249
Zumiez, Inc. *	35,538	826,614
		178,534,992

Semiconductors & Semiconductor Equipment 2.4%
ACM Research, Inc., Class A *	15,000	143,250
Adesto Technologies Corp. *	46,890	187,091
Advanced Energy Industries, Inc. *	74,868	3,221,570
Alpha & Omega Semiconductor Ltd. *	37,700	349,479
Ambarella, Inc. *	61,950	2,154,621
Amkor Technology, Inc. *	195,002	1,394,264
Aquantia Corp. *	42,090	402,381
Security	Number of Shares	Value ($)
Axcelis Technologies, Inc. *	61,684	1,064,666
AXT, Inc. *	74,320	489,769
Brooks Automation, Inc.	133,783	4,151,287
Cabot Microelectronics Corp.	48,941	4,777,621
CEVA, Inc. *	42,498	1,047,151
Cirrus Logic, Inc. *	117,937	4,415,561
Cohu, Inc.	77,086	1,603,389
Cree, Inc. *	193,113	7,496,647
Diodes, Inc. *	76,847	2,320,011
Entegris, Inc.	272,819	7,240,616
FormFactor, Inc. *	143,451	1,755,840
Ichor Holdings Ltd. *(a)	45,436	806,489
Impinj, Inc. *(a)	30,872	605,091
Inphi Corp. *	83,577	2,674,464
Integrated Device Technology, Inc. *	248,131	11,615,012
Kopin Corp. *	118,000	263,140
Lattice Semiconductor Corp. *	223,368	1,342,442
MACOM Technology Solutions Holdings, Inc. *	86,369	1,215,212
MaxLinear, Inc. *	118,835	2,306,587
Nanometrics, Inc. *	43,304	1,388,326
NeoPhotonics Corp. *	68,473	547,784
NVE Corp.	9,000	762,300
PDF Solutions, Inc. *	54,400	435,200
Photronics, Inc. *	129,937	1,265,586
Power Integrations, Inc.	54,752	3,083,633
Rambus, Inc. *	203,203	1,769,898
Rudolph Technologies, Inc. *	60,037	1,248,169
Semtech Corp. *	124,861	5,611,253
Silicon Laboratories, Inc. *	82,302	6,710,082
SMART Global Holdings, Inc. *	18,700	523,787
SunPower Corp. *(a)	118,400	711,584
Synaptics, Inc. *	67,339	2,527,906
Ultra Clean Holdings, Inc. *	72,200	759,544
Veeco Instruments, Inc. *	91,055	865,933
Xperi Corp.	93,709	1,218,217
		94,472,853

Software & Services 7.0%
8x8, Inc. *	177,412	3,049,712
A10 Networks, Inc. *	99,019	575,300
ACI Worldwide, Inc. *	219,833	5,515,610
Agilysys, Inc. *	30,900	502,743
Alarm.com Holdings, Inc. *	58,969	2,622,941
Altair Engineering, Inc., Class A *	57,997	2,212,006
Alteryx, Inc., Class A *	55,960	2,965,320
Amber Road, Inc. *	44,100	392,490
American Software, Inc., Class A	55,860	642,949
Appfolio, Inc., Class A *	29,366	1,676,799
Apptio, Inc., Class A *	65,868	1,705,981
Asure Software, Inc. *	23,660	263,572
Avalara, Inc. *(a)	16,430	550,734
Avaya Holdings Corp. *	199,611	3,277,613
Benefitfocus, Inc. *	43,595	1,548,930
Blackbaud, Inc.	92,564	6,638,690
Blackline, Inc. *	68,687	3,185,703
Bottomline Technologies de, Inc. *	77,146	5,141,009
Box, Inc., Class A *	237,702	4,278,636
Brightcove, Inc. *	67,610	542,232
CACI International, Inc., Class A *	46,935	8,376,020
Carbon Black, Inc. *	15,100	248,697
Carbonite, Inc. *	60,529	2,070,697
Cardtronics plc, Class A *	75,710	2,056,284
Cass Information Systems, Inc.	22,885	1,512,698
ChannelAdvisor Corp. *	49,700	575,526
Cision Ltd. *	104,564	1,546,502
Cloudera, Inc. *	196,836	2,708,463

28
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
CommVault Systems, Inc. *	75,517	4,396,600
ConvergeOne Holdings, Inc.	51,200	477,184
Cornerstone OnDemand, Inc. *	103,795	5,111,904
Coupa Software, Inc. *	102,061	6,616,615
CSG Systems International, Inc.	63,390	2,224,989
Digimarc Corp. *(a)	21,742	546,376
Domo, Inc., Class B *	15,160	246,047
Ebix, Inc.	46,004	2,636,489
eGain Corp. *	32,900	245,763
Ellie Mae, Inc. *	65,611	4,348,697
Endurance International Group Holdings, Inc. *	134,694	1,329,430
Envestnet, Inc. *	84,926	4,417,851
Everbridge, Inc. *	51,115	2,598,175
Everi Holdings, Inc. *	125,770	905,544
EVERTEC, Inc.	116,010	3,025,541
Evo Payments, Inc., Class A *	30,700	728,818
Exela Technologies, Inc. *	88,800	541,680
ExlService Holdings, Inc. *	64,194	4,114,835
Five9, Inc. *	109,367	4,304,685
ForeScout Technologies, Inc. *	58,175	1,602,139
Fusion Connect, Inc. *	38,900	96,861
GTT Communications, Inc. *(a)	81,066	2,910,269
Hortonworks, Inc. *	135,039	2,411,797
HubSpot, Inc. *	69,525	9,431,066
I3 Verticals, Inc., Class A *	14,610	313,969
Imperva, Inc. *	66,620	3,687,417
Information Services Group, Inc. *	61,760	253,834
Instructure, Inc. *	60,819	2,270,981
Internap Corp. *	36,985	316,961
j2 Global, Inc.	89,575	6,524,643
Limelight Networks, Inc. *	207,836	837,579
LivePerson, Inc. *	111,551	2,521,053
LiveRamp Holdings, Inc. *	147,285	6,727,979
Majesco *	9,500	70,110
ManTech International Corp., Class A	50,595	2,898,082
MAXIMUS, Inc.	122,059	7,930,173
MicroStrategy, Inc., Class A *	18,166	2,288,371
MINDBODY, Inc., Class A *	83,261	2,651,030
Mitek Systems, Inc. *	60,900	558,453
MobileIron, Inc. *	140,816	680,845
Model N, Inc. *	50,040	768,614
MoneyGram International, Inc. *	61,251	259,704
Monotype Imaging Holdings, Inc.	79,400	1,391,882
New Relic, Inc. *	85,086	7,593,925
NIC, Inc.	122,838	1,634,974
OneSpan, Inc. *	60,856	893,062
Park City Group, Inc. *(a)	25,000	215,750
Paylocity Holding Corp. *	55,201	3,631,674
Perficient, Inc. *	65,344	1,634,907
Perspecta, Inc.	275,961	6,758,285
PFSweb, Inc. *	28,700	203,483
Presidio, Inc.	61,300	821,420
PRGX Global, Inc. *	38,800	332,904
Progress Software Corp.	86,583	2,782,778
PROS Holdings, Inc. *	59,936	1,973,093
Q2 Holdings, Inc. *	69,927	3,722,214
QAD, Inc., Class A	19,821	841,005
Qualys, Inc. *	64,817	4,617,563
Rapid7, Inc. *	69,409	2,515,382
Rimini Street, Inc. *	18,800	134,420
SailPoint Technologies Holding, Inc. *	100,294	2,611,656
Science Applications International Corp.	81,259	5,648,313
SecureWorks Corp., Class A *	17,800	293,522
SendGrid, Inc. *	55,880	2,029,562
ServiceSource International, Inc. *	144,500	192,185
ShotSpotter, Inc. *	14,067	544,112
SPS Commerce, Inc. *	32,163	2,994,054
Security	Number of Shares	Value ($)
Sykes Enterprises, Inc. *	75,403	2,312,610
Telaria, Inc. *	82,400	241,432
Telenav, Inc. *	62,009	264,158
Tenable Holdings, Inc. *	23,770	676,970
The Hackett Group, Inc.	45,600	933,432
The Trade Desk, Inc., Class A *	62,467	7,717,798
TiVo Corp.	229,954	2,529,494
Travelport Worldwide Ltd.	239,610	3,584,566
TTEC Holdings, Inc.	26,900	670,348
Tucows, Inc., Class A *(a)	18,247	915,634
Unisys Corp. *	96,495	1,776,473
Upland Software, Inc. *	30,139	950,584
Varonis Systems, Inc. *	53,805	3,285,871
Verint Systems, Inc. *	121,949	5,569,411
Veritone, Inc. *	15,300	105,570
VirnetX Holding Corp. *(a)	108,500	358,050
Virtusa Corp. *	54,230	2,689,266
Workiva, Inc. *	54,439	1,855,826
Yext, Inc. *	155,195	2,982,848
Zix Corp. *	101,840	686,402
Zscaler, Inc. *	26,796	972,427
		270,304,305

Technology Hardware & Equipment 4.3%
3D Systems Corp. *	208,304	2,516,312
Acacia Communications, Inc. *	52,127	1,796,818
ADTRAN, Inc.	91,986	1,236,292
Aerohive Networks, Inc. *	58,800	225,204
Anixter International, Inc. *	56,251	3,695,128
Applied Optoelectronics, Inc. *(a)	35,500	696,865
Arlo Technologies, Inc. *(a)	22,480	305,503
Avid Technology, Inc. *	53,873	285,527
AVX Corp.	90,462	1,508,906
Badger Meter, Inc.	54,656	2,684,156
Bel Fuse, Inc., Class B	18,978	417,516
Belden, Inc.	77,790	4,204,549
Benchmark Electronics, Inc.	90,369	1,972,755
CalAmp Corp. *	64,997	1,296,040
Calix, Inc. *	86,015	627,909
Casa Systems, Inc. *	51,240	737,856
Ciena Corp. *	274,502	8,580,933
Clearfield, Inc. *	21,200	254,824
Comtech Telecommunications Corp.	44,800	1,250,816
Control4 Corp. *	50,603	1,412,836
Cray, Inc. *	76,500	1,735,785
CTS Corp.	62,369	1,664,629
Daktronics, Inc.	69,000	504,390
DASAN Zhone Solutions, Inc. *	11,000	143,000
Diebold Nixdorf, Inc.	144,233	562,509
Digi International, Inc. *	50,390	584,524
Eastman Kodak Co. *(a)	33,200	81,008
Electro Scientific Industries, Inc. *	61,264	1,776,656
Electronics For Imaging, Inc. *	85,061	2,590,107
ePlus, Inc. *	25,818	2,191,432
Extreme Networks, Inc. *	218,873	1,214,745
Fabrinet *	68,956	2,987,174
FARO Technologies, Inc. *	32,109	1,622,789
Finisar Corp. *	223,863	3,736,273
Fitbit, Inc., Class A *	401,720	1,900,136
Harmonic, Inc. *	159,800	880,498
II-VI, Inc. *	118,789	4,422,514
Immersion Corp. *	48,979	490,280
Infinera Corp. *	285,231	1,580,180
Insight Enterprises, Inc. *	67,101	3,468,451
InterDigital, Inc.	66,422	4,712,641
Iteris, Inc. *	45,970	198,590
Itron, Inc. *	65,377	3,408,757

29
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
KEMET Corp. *	107,611	2,343,768
Kimball Electronics, Inc. *	50,300	925,520
Knowles Corp. *	166,545	2,694,698
KVH Industries, Inc. *	30,800	380,380
Lumentum Holdings, Inc. *	120,237	6,570,952
Maxwell Technologies, Inc. *	77,690	228,409
Mesa Laboratories, Inc.	6,490	1,185,658
Methode Electronics, Inc.	68,879	2,038,818
MTS Systems Corp.	33,875	1,603,981
Napco Security Technologies, Inc. *	21,900	308,133
NETGEAR, Inc. *	59,542	3,303,390
NetScout Systems, Inc. *	148,561	3,752,651
nLight, Inc. *	13,000	231,920
Novanta, Inc. *	62,436	3,634,400
Oclaro, Inc. *	320,919	2,637,954
OSI Systems, Inc. *	32,130	2,222,111
PAR Technology Corp. *	21,200	375,240
Park Electrochemical Corp.	39,046	689,552
PC Connection, Inc.	21,700	719,138
Plantronics, Inc.	63,894	3,767,829
Plexus Corp. *	61,087	3,567,481
Quantenna Communications, Inc. *	65,012	1,167,616
Ribbon Communications, Inc. *	98,311	668,515
Rogers Corp. *	35,379	4,353,740
Sanmina Corp. *	129,562	3,277,919
ScanSource, Inc. *	48,832	1,898,588
Stratasys Ltd. *	96,333	1,836,107
SYNNEX Corp.	79,872	6,198,866
Tech Data Corp. *	73,415	5,187,504
TTM Technologies, Inc. *	178,875	2,092,837
USA Technologies, Inc. *	107,733	624,851
ViaSat, Inc. *	106,341	6,780,302
Viavi Solutions, Inc. *	436,649	5,034,563
Vishay Intertechnology, Inc.	255,280	4,671,624
Vishay Precision Group, Inc. *	19,400	629,530
		165,768,358

Telecommunication Services 0.8%
ATN International, Inc.	20,081	1,696,644
Boingo Wireless, Inc. *	78,251	2,451,604
Cincinnati Bell, Inc. *	87,865	1,246,804
Cogent Communications Holdings, Inc.	80,462	4,182,415
Consolidated Communications Holdings, Inc.	133,953	1,677,092
Frontier Communications Corp. (a)	197,359	949,297
Gogo, Inc. *(a)	113,166	647,309
Intelsat S.A. *	87,339	2,276,054
Iridium Communications, Inc. *	183,237	3,629,925
NII Holdings, Inc. *	169,268	1,052,847
Ooma, Inc. *	34,480	518,579
ORBCOMM, Inc. *	142,537	1,358,378
pdvWireless, Inc. *	17,505	708,952
Shenandoah Telecommunications Co.	88,906	3,380,206
Spok Holdings, Inc.	36,000	504,720
Vonage Holdings Corp. *	424,240	5,625,422
Windstream Holdings, Inc. *	74,196	305,688
		32,211,936

Transportation 1.4%
Air Transport Services Group, Inc. *	111,476	2,184,930
Allegiant Travel Co.	24,666	2,815,377
ArcBest Corp.	49,893	1,852,028
Atlas Air Worldwide Holdings, Inc. *	45,333	2,340,089
Avis Budget Group, Inc. *	127,265	3,578,692
Costamare, Inc.	94,649	501,640
Security	Number of Shares	Value ($)
Covenant Transportation Group, Inc., Class A *	23,794	595,564
Daseke, Inc. *	76,700	466,336
Eagle Bulk Shipping, Inc. *	93,048	464,310
Echo Global Logistics, Inc. *	53,476	1,374,868
Forward Air Corp.	56,496	3,389,195
Genco Shipping & Trading Ltd. *	19,270	212,355
Hawaiian Holdings, Inc.	96,242	3,330,936
Heartland Express, Inc.	90,248	1,757,129
Hertz Global Holdings, Inc. *	104,400	1,435,500
Hub Group, Inc., Class A *	62,987	2,886,064
Marten Transport Ltd.	74,608	1,436,950
Matson, Inc.	80,431	2,821,520
Mesa Air Group, Inc. *	18,360	265,302
P.A.M. Transportation Services, Inc. *	4,100	240,342
Radiant Logistics, Inc. *	76,687	417,177
Safe Bulkers, Inc. *	112,200	283,866
Saia, Inc. *	48,951	3,077,060
Scorpio Bulkers, Inc.	113,298	720,575
SkyWest, Inc.	97,869	5,606,915
Spirit Airlines, Inc. *	131,578	6,828,898
Universal Logistics Holdings, Inc.	15,847	430,563
US Xpress Enterprises, Inc., Class A *	39,610	381,444
USA Truck, Inc. *	14,700	289,149
Werner Enterprises, Inc.	91,348	2,940,492
YRC Worldwide, Inc. *	61,520	508,155
		55,433,421

Utilities 3.4%
ALLETE, Inc.	98,634	7,298,916
American States Water Co.	70,360	4,307,439
AquaVenture Holdings Ltd. *	20,900	350,075
Artesian Resources Corp., Class A	16,100	589,099
Atlantic Power Corp. *	214,100	471,020
Avista Corp.	125,368	6,446,423
Black Hills Corp.	102,563	6,102,498
Cadiz, Inc. *(a)	42,600	473,712
California Water Service Group	91,580	3,846,360
Chesapeake Utilities Corp.	30,221	2,401,058
Clearway Energy, Inc., Class A	67,733	1,315,375
Clearway Energy, Inc., Class C	131,654	2,581,735
Connecticut Water Service, Inc.	22,900	1,582,848
Consolidated Water Co., Ltd.	27,876	342,875
El Paso Electric Co.	77,883	4,443,225
Global Water Resources, Inc.	21,700	241,738
IDACORP, Inc.	96,498	8,999,403
MGE Energy, Inc.	66,760	4,171,165
Middlesex Water Co.	30,555	1,374,975
New Jersey Resources Corp.	166,962	7,529,986
Northwest Natural Holding Co.	54,578	3,536,109
NorthWestern Corp.	96,858	5,691,376
ONE Gas, Inc.	99,658	7,864,013
Ormat Technologies, Inc.	75,930	3,885,338
Otter Tail Corp.	75,443	3,400,216
Pattern Energy Group, Inc., Class A	156,242	2,799,857
PNM Resources, Inc.	152,881	5,872,159
Portland General Electric Co.	170,988	7,708,139
Pure Cycle Corp. *	34,440	347,500
RGC Resources, Inc.	14,400	408,672
SJW Group.	32,930	1,999,839
South Jersey Industries, Inc.	165,014	4,874,514
Southwest Gas Holdings, Inc.	94,044	7,266,780
Spark Energy, Inc., Class A	20,700	154,422
Spire, Inc.	94,299	6,844,221
TerraForm Power, Inc., Class A	139,523	1,572,424

30
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
The York Water Co.	23,900	744,246
Unitil Corp.	27,903	1,325,671
		131,165,421
Total Common Stock
(Cost $2,978,324,544)		3,854,201,844

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(b)	50,881	97,183

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	174,886	14,883

Pharmaceuticals, Biotechnology & Life Sciences* 0.0%
Omthera Pharmaceutical CVR *(b)	8,400	—
Tobira Therapeutics, Inc. *(b)	14,029	158,825
		158,825
Total Rights
(Cost $98,025)		270,891

Other Investment Company 2.0% of net assets

Securities Lending Collateral 2.0%
Wells Fargo Government Money Market Fund, Select Class 2.07% (c)	78,767,055	78,767,055
Total Other Investment Company
(Cost $78,767,055)		78,767,055
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.3% of net assets

Time Deposits 0.3%
BNP Paribas
1.54%, 11/01/18 (d)	2,753,291	2,753,291
Sumitomo Mitsui Banking Corp.
1.54%, 11/01/18 (d)	8,862,175	8,862,175
Total Short-Term Investments
(Cost $11,615,466)		11,615,466

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini expires 12/21/18	242	18,293,990	(264,426)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $76,500,514.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

31
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2018

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.8%
Adient plc	26,996	821,218
American Axle & Manufacturing Holdings, Inc. *	32,208	488,595
Aptiv plc	79,896	6,136,013
Autoliv, Inc.	27,094	2,258,014
BorgWarner, Inc.	64,669	2,548,605
Cooper Tire & Rubber Co.	16,286	503,075
Cooper-Standard Holding, Inc. *	4,777	442,589
Dana, Inc.	42,583	663,017
Delphi Technologies plc	26,547	569,168
Dorman Products, Inc. *	9,233	729,499
Ford Motor Co.	1,179,665	11,265,801
Fox Factory Holding Corp. *	11,216	602,636
Garrett Motion, Inc. *	22,129	335,697
General Motors Co.	396,904	14,522,717
Gentex Corp.	81,500	1,715,575
Gentherm, Inc. *	11,532	503,256
Harley-Davidson, Inc.	50,079	1,914,019
Horizon Global Corp. *	7,128	39,988
LCI Industries	8,433	584,829
Lear Corp.	19,474	2,588,095
Modine Manufacturing Co. *	17,500	227,675
Motorcar Parts of America, Inc. *	5,552	117,591
Shiloh Industries, Inc. *	4,387	39,878
Standard Motor Products, Inc.	7,318	395,977
Stoneridge, Inc. *	7,541	191,617
Strattec Security Corp.	1,500	50,550
Superior Industries International, Inc.	7,091	69,705
Tenneco, Inc., Class A	15,201	523,370
Tesla, Inc. *	40,822	13,770,077
The Goodyear Tire & Rubber Co.	71,522	1,506,253
Thor Industries, Inc.	15,580	1,084,991
Tower International, Inc.	6,203	184,167
Veoneer, Inc. *	27,094	909,817
Visteon Corp. *	8,764	692,707
VOXX International Corp. *	9,100	46,410
Winnebago Industries, Inc.	9,427	259,808
		69,302,999

Banks 6.3%
1st Source Corp.	5,295	246,694
Access National Corp.	5,827	151,327
ACNB Corp.	1,900	76,190
Allegiance Bancshares, Inc. *	4,113	159,214
American National Bankshares, Inc.	4,840	174,676
Ameris Bancorp	11,839	507,775
Ames National Corp.	4,016	110,400
Arrow Financial Corp.	4,336	152,367
Associated Banc-Corp.	51,177	1,186,283
Atlantic Capital Bancshares, Inc. *	7,985	120,334
Axos Financial, Inc. *	16,578	503,308
Banc of California, Inc.	10,980	175,131
BancFirst Corp.	5,588	320,639
BancorpSouth Bank	26,909	772,288
Security	Number of Shares	Value ($)
Bank of America Corp.	2,810,688	77,293,920
Bank of Commerce Holdings	5,000	59,700
Bank of Hawaii Corp.	12,593	987,795
Bank of Marin Bancorp	1,871	159,016
Bank OZK	35,280	965,261
BankFinancial Corp.	4,321	61,013
BankUnited, Inc.	30,596	1,012,728
Bankwell Financial Group, Inc.	2,000	60,640
Banner Corp.	10,170	588,029
Bar Harbor Bankshares	5,502	140,686
BB&T Corp.	233,899	11,498,475
BCB Bancorp, Inc.	4,200	52,248
Beneficial Bancorp, Inc.	22,259	347,908
Berkshire Hills Bancorp, Inc.	14,788	493,476
Blue Hills Bancorp, Inc.	10,353	240,293
BOK Financial Corp.	9,534	817,350
Boston Private Financial Holdings, Inc.	28,203	380,741
Bridge Bancorp, Inc.	5,500	163,350
Brookline Bancorp, Inc.	26,142	405,201
Bryn Mawr Bank Corp.	6,152	245,711
BSB Bancorp, Inc. *	2,391	68,861
Business First Bancshares, Inc.	3,200	84,384
Byline Bancorp, Inc. *	4,600	101,200
C&F Financial Corp.	1,200	58,260
Cadence BanCorp	22,207	489,886
Cambridge Bancorp	1,017	86,954
Camden National Corp.	5,941	240,908
Capital City Bank Group, Inc.	5,225	123,833
Capitol Federal Financial, Inc.	48,563	602,667
Carolina Financial Corp.	7,600	251,484
Cathay General Bancorp	25,355	955,123
CB Financial Services, Inc. (a)	1,482	41,096
CBTX, Inc.	5,200	172,796
CenterState Bank Corp.	24,569	603,906
Central Pacific Financial Corp.	8,622	233,139
Central Valley Community Bancorp	2,967	60,052
Century Bancorp, Inc., Class A	1,223	91,872
Chemical Financial Corp.	20,770	973,282
CIT Group, Inc.	33,651	1,594,384
Citigroup, Inc.	761,031	49,817,089
Citizens & Northern Corp.	7,439	187,314
Citizens Financial Group, Inc.	143,869	5,373,507
City Holding Co.	4,597	339,167
Civista Bancshares, Inc.	8,296	192,135
CNB Financial Corp.	5,361	137,242
Codorus Valley Bancorp, Inc.	2,694	70,725
Columbia Banking System, Inc.	22,172	822,359
Columbia Financial, Inc. *	14,328	216,066
Comerica, Inc.	51,159	4,172,528
Commerce Bancshares, Inc.	28,890	1,837,404
Community Bank System, Inc.	15,067	879,762
Community Bankers Trust Corp. *	7,000	59,640
Community Trust Bancorp, Inc.	5,256	239,201
ConnectOne Bancorp, Inc.	8,775	181,906
Cullen/Frost Bankers, Inc.	19,012	1,861,655
Customers Bancorp, Inc. *	10,510	215,350
CVB Financial Corp.	31,452	687,226
Dime Community Bancshares, Inc.	9,580	154,430
Eagle Bancorp, Inc. *	9,183	451,528

32
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
East West Bancorp, Inc.	43,447	2,278,361
Entegra Financial Corp. *	2,050	46,515
Enterprise Bancorp, Inc.	4,671	151,247
Enterprise Financial Services Corp.	6,416	278,775
Equity Bancshares, Inc., Class A *	5,288	190,844
Esquire Financial Holdings, Inc. *	1,750	41,965
ESSA Bancorp, Inc.	2,841	45,882
Essent Group Ltd. *	29,214	1,151,616
Evans Bancorp, Inc.	1,382	60,808
F.N.B. Corp.	94,859	1,122,182
Farmers & Merchants Bancorp, Inc. (a)	2,641	107,357
Farmers National Banc Corp.	7,093	92,918
FB Financial Corp.	5,492	200,348
FCB Financial Holdings, Inc., Class A *	13,382	523,638
Federal Agricultural Mortgage Corp., Class C	2,839	198,276
Fidelity D&D Bancorp, Inc.	800	52,536
Fidelity Southern Corp.	6,757	156,898
Fifth Third Bancorp	201,540	5,439,565
Financial Institutions, Inc.	4,649	132,729
First BanCorp *	65,649	605,940
First Bancorp (North Carolina)	10,445	385,316
First Bancorp, Inc.	6,955	198,635
First Bank/Hamilton NJ	3,900	46,332
First Busey Corp.	16,144	450,740
First Business Financial Services, Inc.	2,369	49,583
First Choice Bancorp	2,370	53,325
First Citizens BancShares, Inc., Class A	2,673	1,140,382
First Commonwealth Financial Corp.	29,418	397,143
First Community Bankshares, Inc.	5,897	203,623
First Community Corp.	2,104	45,972
First Defiance Financial Corp.	7,044	191,738
First Financial Bancorp	28,754	752,492
First Financial Bankshares, Inc.	20,900	1,232,891
First Financial Corp.	2,991	137,167
First Financial Northwest, Inc.	2,467	37,276
First Foundation, Inc. *	17,285	280,190
First Hawaiian, Inc.	26,246	650,376
First Horizon National Corp.	96,920	1,564,289
First Internet Bancorp	2,567	66,152
First Interstate BancSystem, Inc., Class A	9,772	405,147
First Merchants Corp.	15,662	651,696
First Mid-Illinois Bancshares, Inc.	3,252	121,235
First Midwest Bancorp, Inc.	30,410	698,214
First Northwest Bancorp *	3,416	49,874
First Republic Bank	49,048	4,462,878
First United Corp.	2,475	44,550
Flagstar Bancorp, Inc. *	7,900	243,241
Flushing Financial Corp.	8,253	187,261
FNCB Bancorp, Inc. (a)	4,152	36,994
Franklin Financial Network, Inc. *	3,791	128,515
FS Bancorp, Inc.	938	42,341
Fulton Financial Corp.	53,140	850,771
German American Bancorp, Inc.	6,328	200,661
Glacier Bancorp, Inc.	25,592	1,085,101
Great Southern Bancorp, Inc.	3,639	197,052
Great Western Bancorp, Inc.	17,159	628,877
Green Bancorp, Inc.	9,900	183,150
Guaranty Bancorp	7,390	192,288
Guaranty Bancshares, Inc.	2,780	82,900
Hancock Whitney Corp.	24,598	1,032,132
Hanmi Financial Corp.	10,129	212,506
HarborOne Bancorp, Inc. *	11,107	202,147
Heartland Financial USA, Inc.	9,104	483,787
Heritage Commerce Corp.	11,571	167,895
Heritage Financial Corp.	9,356	306,128
Hilltop Holdings, Inc.	20,937	416,646
Hingham Institution for Savings	534	108,722
Security	Number of Shares	Value ($)
Home Bancorp, Inc.	1,946	77,334
Home BancShares, Inc.	48,375	921,060
HomeStreet, Inc. *	7,462	193,863
HomeTrust Bancshares, Inc. *	6,004	163,669
Hope Bancorp, Inc.	42,153	610,375
Horizon Bancorp, Inc.	12,027	201,573
Howard Bancorp, Inc. *	4,800	76,368
Huntington Bancshares, Inc.	330,103	4,730,376
IBERIABANK Corp.	16,686	1,242,940
Impac Mortgage Holdings, Inc. *	6,236	32,365
Independent Bank Corp., Massachusetts	8,191	642,584
Independent Bank Corp., Michigan	7,335	162,324
Independent Bank Group, Inc.	7,588	439,421
International Bancshares Corp.	16,745	648,032
Investar Holding Corp.	4,459	116,335
Investors Bancorp, Inc.	74,260	830,227
JPMorgan Chase & Co.	1,017,335	110,909,862
Kearny Financial Corp.	30,708	397,362
KeyCorp	317,378	5,763,584
Lakeland Bancorp, Inc.	15,000	247,050
Lakeland Financial Corp.	7,505	322,940
LCNB Corp.	3,300	56,067
LegacyTexas Financial Group, Inc.	12,819	493,916
LendingTree, Inc. *	2,279	459,652
Live Oak Bancshares, Inc.	7,662	140,981
Luther Burbank Corp.	4,878	47,170
M&T Bank Corp.	43,270	7,157,291
Macatawa Bank Corp.	15,758	170,974
Mackinac Financial Corp.	2,963	46,223
Malvern Bancorp, Inc. *	1,956	39,726
MB Financial, Inc.	25,557	1,134,475
MBT Financial Corp.	12,788	145,911
Mercantile Bank Corp.	5,500	174,680
Merchants Bancorp	4,500	103,500
Meridian Bancorp, Inc.	15,771	249,813
Meta Financial Group, Inc.	7,302	184,302
Metropolitan Bank Holding Corp. *	1,800	66,348
MGIC Investment Corp. *	108,164	1,320,682
Mid Penn Bancorp, Inc.	2,100	56,196
Middlefield Banc Corp.	904	41,964
Midland States Bancorp, Inc.	7,038	189,815
MidSouth Bancorp, Inc.	3,600	47,808
MidWestOne Financial Group, Inc.	3,261	93,949
Mr Cooper Group, Inc. *	8,189	118,659
MutualFirst Financial, Inc.	4,600	163,346
MVB Financial Corp.	2,664	48,804
National Bank Holdings Corp., Class A	7,997	269,979
National Bankshares, Inc.	2,688	116,068
National Commerce Corp. *	5,684	210,876
NBT Bancorp, Inc.	12,985	473,823
New York Community Bancorp, Inc.	145,685	1,395,662
Nicolet Bankshares, Inc. *	2,665	142,311
NMI Holdings, Inc., Class A *	19,621	414,788
Northeast Bancorp	1,965	36,962
Northfield Bancorp, Inc.	15,765	207,625
Northrim BanCorp, Inc.	2,596	98,726
Northwest Bancshares, Inc.	31,646	510,766
Norwood Financial Corp.	1,600	60,800
OceanFirst Financial Corp.	12,138	307,334
Ocwen Financial Corp. *	33,720	118,020
OFG Bancorp	12,812	218,957
Ohio Valley Banc Corp.	1,139	39,797
Old Line Bancshares, Inc.	4,758	142,455
Old National Bancorp	46,217	824,973
Old Second Bancorp, Inc.	10,602	150,760
Opus Bank	7,454	141,551
Origin Bancorp, Inc.	1,600	59,760
Oritani Financial Corp.	10,694	156,239

33
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Orrstown Financial Services, Inc.	2,174	44,045
Pacific Mercantile Bancorp *	4,589	37,951
Pacific Premier Bancorp, Inc. *	15,952	466,277
PacWest Bancorp	38,677	1,571,060
Park National Corp.	4,258	389,181
Parke Bancorp, Inc.	2,239	44,198
PCSB Financial Corp.	6,385	119,527
Peapack-Gladstone Financial Corp.	5,216	140,780
Penns Woods Bancorp, Inc.	1,500	60,750
PennyMac Financial Services, Inc.	8,375	167,416
People's United Financial, Inc.	112,160	1,756,426
People's Utah Bancorp	5,381	180,317
Peoples Bancorp of North Carolina, Inc.	1,427	39,728
Peoples Bancorp, Inc.	6,847	234,373
Peoples Financial Services Corp.	4,358	185,694
Pinnacle Financial Partners, Inc.	22,634	1,183,758
Popular, Inc.	29,965	1,558,480
Preferred Bank	5,001	257,101
Premier Financial Bancorp, Inc.	7,868	139,578
Prosperity Bancshares, Inc.	20,413	1,327,457
Provident Bancorp, Inc. *	2,768	69,283
Provident Financial Services, Inc.	18,306	446,666
QCR Holdings, Inc.	3,960	144,263
Radian Group, Inc.	66,517	1,276,461
RBB Bancorp	2,500	53,950
Regions Financial Corp.	328,568	5,575,799
Reliant Bancorp, Inc.	2,700	64,800
Renasant Corp.	17,275	602,552
Republic Bancorp, Inc., Class A	4,020	180,377
Republic First Bancorp, Inc. *	17,184	115,992
Riverview Bancorp, Inc.	5,400	45,738
S&T Bancorp, Inc.	10,413	417,665
Sandy Spring Bancorp, Inc.	12,945	460,195
SB One Bancorp	1,887	45,533
Seacoast Banking Corp. of Florida *	13,333	350,791
Select Bancorp, Inc. *	5,100	62,832
ServisFirst Bancshares, Inc.	14,569	524,193
Shore Bancshares, Inc.	4,629	74,619
SI Financial Group, Inc.	3,257	43,123
Sierra Bancorp	4,600	125,258
Signature Bank	16,600	1,824,340
Simmons First National Corp., Class A	27,440	734,843
SmartFinancial, Inc. *	2,700	54,918
South State Corp.	11,139	753,776
Southern First Bancshares, Inc. *	1,875	67,331
Southern Missouri Bancorp, Inc.	1,975	66,498
Southern National Bancorp of Virginia, Inc.	6,730	101,690
Southside Bancshares, Inc.	10,547	334,129
Standard AVB Financial Corp.	1,280	38,195
State Bank Financial Corp.	11,712	299,476
Sterling Bancorp	71,928	1,293,265
Sterling Bancorp, Inc.	15,508	160,508
Stock Yards Bancorp, Inc.	7,278	230,785
Summit Financial Group, Inc.	5,888	124,237
SunTrust Banks, Inc.	138,979	8,708,424
SVB Financial Group *	16,013	3,798,764
Synovus Financial Corp.	37,240	1,398,734
TCF Financial Corp.	48,835	1,019,675
Territorial Bancorp, Inc.	2,571	70,034
Texas Capital Bancshares, Inc. *	14,982	977,276
TFS Financial Corp.	24,912	366,456
The Bancorp, Inc. *	15,734	165,207
The Bank of Princeton *	1,521	42,968
The Community Financial Corp.	1,476	44,501
The First Bancshares, Inc.	3,371	121,491
The First of Long Island Corp.	9,000	181,890
The PNC Financial Services Group, Inc.	140,347	18,033,186
Security	Number of Shares	Value ($)
Timberland Bancorp, Inc.	4,044	117,357
Tompkins Financial Corp.	4,024	294,275
Towne Bank	20,787	584,738
TriCo Bancshares	8,733	314,563
TriState Capital Holdings, Inc. *	7,935	200,121
Triumph Bancorp, Inc. *	6,748	241,983
TrustCo Bank Corp.	28,716	215,083
Trustmark Corp.	22,989	708,061
U.S. Bancorp	462,241	24,161,337
UMB Financial Corp.	14,374	917,780
Umpqua Holdings Corp.	63,695	1,222,944
Union Bankshares Corp.	17,874	610,218
Union Bankshares, Inc.	1,200	56,940
United Bankshares, Inc.	29,927	992,679
United Community Banks, Inc.	27,233	677,285
United Community Financial Corp.	18,657	170,712
United Financial Bancorp, Inc.	15,207	234,948
United Security Bancshares	4,123	44,199
Unity Bancorp, Inc.	2,299	48,670
Univest Corp. of Pennsylvania	10,769	268,794
Valley National Bancorp	98,799	986,014
Veritex Holdings, Inc. *	10,454	246,296
Walker & Dunlop, Inc.	8,850	371,346
Washington Federal, Inc.	26,742	753,055
Washington Trust Bancorp, Inc.	4,849	248,996
Waterstone Financial, Inc.	9,659	157,828
Webster Financial Corp.	27,755	1,633,104
Wells Fargo & Co.	1,311,461	69,809,069
WesBanco, Inc.	17,140	687,314
West Bancorp, Inc.	6,740	148,213
Westamerica Bancorp	8,429	490,652
Western Alliance Bancorp *	28,385	1,369,292
Western New England Bancorp, Inc.	10,349	103,904
Wintrust Financial Corp.	16,747	1,275,117
WSFS Financial Corp.	9,524	405,056
Zions Bancorp NA	60,271	2,835,751
		532,325,825

Capital Goods 6.9%
3M Co.	177,365	33,745,465
A.O. Smith Corp.	45,240	2,059,777
AAON, Inc.	13,579	468,340
AAR Corp.	9,466	450,392
Actuant Corp., Class A	19,666	469,034
Acuity Brands, Inc.	12,798	1,607,941
Advanced Drainage Systems, Inc.	11,226	311,971
AECOM *	52,024	1,515,979
Aegion Corp. *	12,259	237,334
Aerojet Rocketdyne Holdings, Inc. *	20,697	731,018
Aerovironment, Inc. *	6,804	612,156
AGCO Corp.	21,204	1,188,272
Air Lease Corp.	31,139	1,186,396
Aircastle Ltd.	16,101	312,842
Alamo Group, Inc.	3,373	289,134
Albany International Corp., Class A	9,212	644,656
Allegion plc	28,195	2,417,157
Allied Motion Technologies, Inc.	1,959	85,530
Allison Transmission Holdings, Inc.	35,668	1,572,245
Altra Industrial Motion Corp.	21,554	695,548
Ameresco, Inc., Class A *	5,440	89,053
American Railcar Industries, Inc.	2,302	160,933
American Woodmark Corp. *	5,741	346,986
AMETEK, Inc.	69,451	4,658,773
Apogee Enterprises, Inc.	9,481	342,264
Applied Industrial Technologies, Inc.	11,568	760,365
Arconic, Inc.	133,508	2,714,218
Argan, Inc.	4,073	179,293

34
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Armstrong Flooring, Inc. *	7,547	117,356
Armstrong World Industries, Inc. *	14,917	921,125
Astec Industries, Inc.	9,585	360,492
Astronics Corp. *	6,310	184,000
Astronics Corp., Class B *	946	27,529
Atkore International Group, Inc. *	15,845	305,175
Axon Enterprise, Inc. *	17,682	1,091,333
AZZ, Inc.	9,021	400,081
Babcock & Wilcox Enterprises, Inc. *	61,677	60,295
Barnes Group, Inc.	14,308	809,833
Beacon Roofing Supply, Inc. *	22,400	625,184
Bloom Energy Corp., Class A *(a)	6,100	144,875
Blue Bird Corp. *	6,024	112,107
BlueLinx Holdings, Inc. *	2,241	52,776
BMC Stock Holdings, Inc. *	18,769	314,193
Briggs & Stratton Corp.	12,415	180,390
Builders FirstSource, Inc. *	33,776	418,147
BWX Technologies, Inc.	30,053	1,756,898
CAI International, Inc. *	4,600	114,586
Carlisle Cos., Inc.	18,099	1,748,182
Caterpillar, Inc.	180,408	21,887,099
Chart Industries, Inc. *	9,200	626,060
CIRCOR International, Inc.	5,887	191,386
Colfax Corp. *	28,713	804,825
Columbus McKinnon Corp.	5,837	214,393
Comfort Systems USA, Inc.	11,606	620,689
Commercial Vehicle Group, Inc. *	7,300	48,837
Construction Partners, Inc., Class A *	3,554	32,128
Continental Building Products, Inc. *	10,633	295,704
Crane Co.	15,778	1,373,317
CSW Industrials, Inc. *	6,566	302,233
Cubic Corp.	7,954	521,862
Cummins, Inc.	45,429	6,209,690
Curtiss-Wright Corp.	13,752	1,505,294
Deere & Co.	97,166	13,160,163
DMC Global, Inc.	4,394	169,389
Donaldson Co., Inc.	37,795	1,938,128
Douglas Dynamics, Inc.	6,511	282,512
Dover Corp.	43,862	3,633,528
Ducommun, Inc. *	3,200	118,912
DXP Enterprises, Inc. *	4,731	150,351
Dycom Industries, Inc. *	9,065	615,332
Eaton Corp. plc	130,635	9,362,610
EMCOR Group, Inc.	17,026	1,208,505
Emerson Electric Co.	189,865	12,888,036
Encore Wire Corp.	7,393	326,771
Energous Corp. *(a)	5,300	42,612
Energy Recovery, Inc. *	9,780	73,350
EnerSys	12,647	1,006,322
Engility Holdings, Inc. *	5,477	169,951
Enphase Energy, Inc. *(a)	20,657	93,783
EnPro Industries, Inc.	6,690	416,118
EnviroStar, Inc. (a)	1,400	58,170
ESCO Technologies, Inc.	8,457	517,738
Esterline Technologies Corp. *	8,194	961,648
Evoqua Water Technologies Corp. *	16,858	161,837
Fastenal Co.	87,221	4,484,032
Federal Signal Corp.	18,109	398,217
Flowserve Corp.	39,594	1,817,365
Fluor Corp.	41,878	1,836,769
Fortive Corp.	92,213	6,846,815
Fortune Brands Home & Security, Inc.	42,205	1,892,050
Foundation Building Materials, Inc. *	5,200	49,556
Franklin Electric Co., Inc.	12,105	513,494
FreightCar America, Inc. *	3,100	44,330
Gardner Denver Holdings, Inc. *	31,863	862,213
Gates Industrial Corp. plc *	17,841	268,507
GATX Corp.	11,054	828,276
Security	Number of Shares	Value ($)
Generac Holdings, Inc. *	19,509	989,692
General Dynamics Corp.	84,574	14,595,781
General Electric Co.	2,636,218	26,625,802
General Finance Corp. *	3,300	42,900
Gibraltar Industries, Inc. *	10,558	376,287
Global Brass & Copper Holdings, Inc.	6,304	199,332
GMS, Inc. *	10,209	167,836
Graco, Inc.	51,643	2,098,255
GrafTech International Ltd.	17,928	320,553
Graham Corp.	2,809	69,129
Granite Construction, Inc.	14,427	659,602
Great Lakes Dredge & Dock Corp. *	19,016	110,483
Griffon Corp.	9,621	116,607
H&E Equipment Services, Inc.	9,632	232,035
Harris Corp.	35,392	5,263,144
Harsco Corp. *	23,810	654,061
HC2 Holdings, Inc. *	11,019	57,299
HD Supply Holdings, Inc. *	56,489	2,122,292
HEICO Corp.	12,901	1,081,491
HEICO Corp., Class A	20,365	1,357,531
Herc Holdings, Inc. *	7,118	228,203
Hexcel Corp.	25,836	1,511,923
Hillenbrand, Inc.	18,595	890,700
Honeywell International, Inc.	224,632	32,531,206
Hubbell, Inc.	16,407	1,668,592
Huntington Ingalls Industries, Inc.	13,445	2,937,464
Hurco Cos., Inc.	2,000	81,480
Hyster-Yale Materials Handling, Inc.	3,600	217,620
IDEX Corp.	22,561	2,861,186
IES Holdings, Inc. *	2,503	44,403
Illinois Tool Works, Inc.	93,308	11,903,302
Ingersoll-Rand plc	74,351	7,133,235
Insteel Industries, Inc.	5,095	133,081
ITT, Inc.	25,227	1,273,963
Jacobs Engineering Group, Inc.	35,205	2,643,543
JELD-WEN Holding, Inc. *	20,479	332,989
John Bean Technologies Corp.	9,383	975,551
Johnson Controls International plc	281,009	8,983,858
Kadant, Inc.	3,843	379,304
Kaman Corp.	8,429	535,410
KBR, Inc.	41,092	812,800
Kennametal, Inc.	27,229	965,268
Kratos Defense & Security Solutions, Inc. *	30,097	377,115
L.B. Foster Co., Class A *	3,286	59,739
L3 Technologies, Inc.	23,611	4,473,576
Lawson Products, Inc. *	2,101	69,459
Lennox International, Inc.	11,295	2,382,003
Lincoln Electric Holdings, Inc.	20,369	1,648,056
Lindsay Corp.	3,100	296,422
Lockheed Martin Corp.	74,940	22,021,119
Lydall, Inc. *	5,500	164,285
Manitex International, Inc. *	4,549	38,848
Masco Corp.	91,402	2,742,060
Masonite International Corp. *	8,652	479,234
MasTec, Inc. *	21,194	922,151
Mercury Systems, Inc. *	15,234	713,865
Meritor, Inc. *	27,700	470,623
Milacron Holdings Corp. *	20,539	287,546
Miller Industries, Inc.	3,410	82,420
Moog, Inc., Class A	10,366	741,687
MRC Global, Inc. *	25,370	401,607
MSC Industrial Direct Co., Inc., Class A	14,699	1,191,501
Mueller Industries, Inc.	19,369	471,635
Mueller Water Products, Inc., Class A	45,978	471,734
MYR Group, Inc. *	4,813	160,706
National Presto Industries, Inc.	1,664	207,451
Navistar International Corp. *	20,382	682,593
NCI Building Systems, Inc. *	14,252	174,587

35
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Nexeo Solutions, Inc. *	24,816	259,327
NN, Inc.	15,065	174,754
Nordson Corp.	15,942	1,955,605
Northrop Grumman Corp.	52,784	13,826,769
Northwest Pipe Co. *	2,896	51,578
NOW, Inc. *	34,953	448,797
NV5 Global, Inc. *	2,552	199,235
nVent Electric plc	49,474	1,208,155
Omega Flex, Inc.	832	50,336
Orion Group Holdings, Inc. *	8,139	38,416
Oshkosh Corp.	21,651	1,215,487
Owens Corning	34,329	1,622,732
PACCAR, Inc.	104,986	6,006,249
Park-Ohio Holdings Corp.	3,600	119,088
Parker-Hannifin Corp.	39,651	6,012,281
Patrick Industries, Inc. *	7,425	323,062
Pentair plc	48,276	1,938,281
PGT Innovations, Inc. *	19,928	403,741
Plug Power, Inc. *(a)	54,966	101,687
Powell Industries, Inc.	2,862	83,456
Preformed Line Products Co.	1,000	63,200
Primoris Services Corp.	13,954	295,406
Proto Labs, Inc. *	8,017	957,631
Quanex Building Products Corp.	10,061	149,104
Quanta Services, Inc. *	43,012	1,341,974
Raven Industries, Inc.	11,752	510,977
Raytheon Co.	86,479	15,137,284
RBC Bearings, Inc. *	7,384	1,090,469
Regal Beloit Corp.	12,670	908,439
Resideo Technologies, Inc. *	37,339	785,979
REV Group, Inc.	7,500	81,825
Rexnord Corp. *	30,398	814,970
Rockwell Automation, Inc.	37,080	6,108,188
Rockwell Collins, Inc.	49,490	6,335,710
Roper Technologies, Inc.	31,217	8,831,289
Rush Enterprises, Inc., Class A	11,394	403,234
Rush Enterprises, Inc., Class B	3,800	137,028
Sensata Technologies Holding plc *	53,237	2,496,815
Simpson Manufacturing Co., Inc.	13,875	791,985
SiteOne Landscape Supply, Inc. *	11,949	813,010
Snap-on, Inc.	16,712	2,572,645
Spartan Motors, Inc.	9,445	63,565
Sparton Corp. *	2,925	36,212
Spirit AeroSystems Holdings, Inc., Class A	31,817	2,672,946
SPX Corp. *	13,882	407,020
SPX FLOW, Inc. *	13,487	461,660
Standex International Corp.	4,408	357,577
Stanley Black & Decker, Inc.	46,404	5,406,994
Sterling Construction Co., Inc. *	7,334	83,314
Sun Hydraulics Corp.	9,064	420,570
Sunrun, Inc. *	19,194	235,318
Systemax, Inc.	3,800	122,778
Teledyne Technologies, Inc. *	10,957	2,424,565
Tennant Co.	5,863	358,347
Terex Corp.	20,670	690,171
Textron, Inc.	74,500	3,995,435
The Boeing Co.	161,631	57,356,377
The Eastern Co.	1,864	52,751
The Gorman-Rupp Co.	7,633	263,339
The Greenbrier Cos., Inc.	9,176	435,401
The KeyW Holding Corp. *	15,259	119,478
The Manitowoc Co., Inc. *	12,331	225,411
The Middleby Corp. *	16,754	1,881,474
The Timken Co.	19,993	790,723
The Toro Co.	33,325	1,877,197
Thermon Group Holdings, Inc. *	9,540	205,873
Titan International, Inc.	13,787	97,336
Titan Machinery, Inc. *	5,599	79,786
Security	Number of Shares	Value ($)
TPI Composites, Inc. *	4,332	109,426
Transcat, Inc. *	2,013	41,689
TransDigm Group, Inc. *	14,506	4,790,606
Trex Co., Inc. *	17,406	1,066,988
TriMas Corp. *	15,539	457,624
Trinity Industries, Inc.	44,180	1,261,339
Triton International Ltd.	14,381	462,637
Triumph Group, Inc.	16,938	309,118
Tutor Perini Corp. *	11,769	182,420
Twin Disc, Inc. *	3,405	65,138
United Rentals, Inc. *	24,748	2,971,492
United Technologies Corp.	227,233	28,224,611
Univar, Inc. *	34,000	837,080
Universal Forest Products, Inc.	18,062	510,613
USG Corp.	25,360	1,070,699
Valmont Industries, Inc.	6,716	834,866
Vectrus, Inc. *	3,418	91,602
Veritiv Corp. *	3,278	109,289
Vicor Corp. *	4,790	192,079
Vivint Solar, Inc. *	9,172	47,603
W.W. Grainger, Inc.	13,588	3,858,584
Wabash National Corp.	19,725	297,848
WABCO Holdings, Inc. *	15,544	1,670,203
Wabtec Corp.	26,295	2,156,716
Watsco, Inc.	10,102	1,496,914
Watts Water Technologies, Inc., Class A	8,225	576,161
Welbilt, Inc. *	38,369	718,268
Wesco Aircraft Holdings, Inc. *	20,800	211,744
WESCO International, Inc. *	13,539	679,387
Willscot Corp. *	12,500	185,500
Woodward, Inc.	16,461	1,212,188
Xylem, Inc.	53,486	3,507,612
		577,341,611

Commercial & Professional Services 1.0%
ABM Industries, Inc.	19,391	596,273
Acacia Research Corp. *	15,357	50,371
ACCO Brands Corp.	34,735	280,311
ADT, Inc. (a)	42,276	327,216
Advanced Disposal Services, Inc. *	20,718	561,251
ARC Document Solutions, Inc. *	17,626	40,187
ASGN, Inc. *	15,600	1,046,448
Barrett Business Services, Inc.	2,034	127,979
BG Staffing, Inc.	2,500	64,600
Brady Corp., Class A	14,597	588,113
BrightView Holdings, Inc. *	6,100	89,792
Casella Waste Systems, Inc., Class A *	11,513	374,863
CBIZ, Inc. *	15,664	347,428
CECO Environmental Corp. *	8,600	63,984
Cintas Corp.	25,665	4,667,694
Clean Harbors, Inc. *	15,064	1,024,955
Copart, Inc. *	63,645	3,112,877
CoStar Group, Inc. *	11,117	4,017,906
Covanta Holding Corp.	39,133	574,864
CRA International, Inc.	4,372	184,280
Deluxe Corp.	14,100	665,661
Ennis, Inc.	7,693	148,937
Equifax, Inc.	36,416	3,694,039
Essendant, Inc.	11,610	147,911
Exponent, Inc.	15,952	804,938
Forrester Research, Inc.	3,376	135,985
Franklin Covey Co. *	3,246	72,516
FTI Consulting, Inc. *	11,069	764,979
GP Strategies Corp. *	5,086	74,306
Healthcare Services Group, Inc.	21,965	891,559
Heidrick & Struggles International, Inc.	5,759	198,743
Heritage-Crystal Clean, Inc. *	3,533	81,224

36
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Herman Miller, Inc.	18,448	607,862
HNI Corp.	12,898	488,705
Huron Consulting Group, Inc. *	8,180	445,728
ICF International, Inc.	6,209	457,231
IHS Markit Ltd. *	107,514	5,647,710
InnerWorkings, Inc. *	14,385	103,428
Insperity, Inc.	11,850	1,301,723
Interface, Inc.	19,952	325,018
KAR Auction Services, Inc.	39,731	2,262,283
Kelly Services, Inc., Class A	8,553	200,910
Kforce, Inc.	9,505	292,944
Kimball International, Inc., Class B	11,882	195,578
Knoll, Inc.	13,937	276,649
Korn/Ferry International	16,507	745,126
LSC Communications, Inc.	9,950	93,829
ManpowerGroup, Inc.	19,925	1,520,078
Matthews International Corp., Class A	10,170	423,275
McGrath RentCorp	8,505	454,082
Mistras Group, Inc. *	5,000	99,500
Mobile Mini, Inc.	15,499	637,319
MSA Safety, Inc.	11,744	1,226,543
Multi-Color Corp.	3,869	205,676
Navigant Consulting, Inc.	14,000	302,400
Nielsen Holdings plc	109,304	2,839,718
PICO Holdings, Inc. *	7,559	86,324
Pitney Bowes, Inc.	56,836	376,254
Quad Graphics, Inc.	9,800	151,214
Republic Services, Inc.	65,089	4,730,669
Resources Connection, Inc.	11,300	184,416
Robert Half International, Inc.	36,083	2,184,104
Rollins, Inc.	28,841	1,707,387
RR Donnelley & Sons Co.	19,875	116,666
SP Plus Corp. *	8,505	271,820
Steelcase, Inc., Class A	29,265	485,799
Stericycle, Inc. *	25,869	1,292,674
Team, Inc. *	8,225	163,678
Tetra Tech, Inc.	17,145	1,132,256
The Brink's Co.	15,469	1,025,904
The Dun & Bradstreet Corp.	10,990	1,563,657
TransUnion	54,925	3,611,319
TriNet Group, Inc. *	13,100	615,569
TrueBlue, Inc. *	14,540	339,218
UniFirst Corp.	4,632	691,558
US Ecology, Inc.	7,422	519,020
Verisk Analytics, Inc. *	49,569	5,940,349
Viad Corp.	7,132	341,552
VSE Corp.	2,601	81,567
WageWorks, Inc. *	12,366	492,290
Waste Management, Inc.	118,855	10,633,957
Willdan Group, Inc. *	2,299	69,430
		85,784,156

Consumer Durables & Apparel 1.3%
Acushnet Holdings Corp.	11,316	276,450
American Outdoor Brands Corp. *	15,020	205,474
Bassett Furniture Industries, Inc.	3,278	64,741
Beazer Homes USA, Inc. *	18,935	166,817
Brunswick Corp.	26,480	1,376,695
Callaway Golf Co.	28,700	614,180
Carter's, Inc.	14,254	1,368,099
Cavco Industries, Inc. *	2,707	543,051
Century Communities, Inc. *	7,618	161,654
Clarus Corp.	6,000	58,800
Columbia Sportswear Co.	9,354	844,479
Crocs, Inc. *	19,188	394,122
CSS Industries, Inc.	2,830	37,186
Culp, Inc.	3,615	83,687
Security	Number of Shares	Value ($)
D.R. Horton, Inc.	103,522	3,722,651
Deckers Outdoor Corp. *	8,848	1,125,200
Ethan Allen Interiors, Inc.	7,327	140,239
Flexsteel Industries, Inc.	1,900	48,298
Fossil Group, Inc. *	12,996	282,143
G-III Apparel Group Ltd. *	12,985	517,582
Garmin Ltd.	35,917	2,376,269
GoPro, Inc., Class A *	41,540	272,918
Green Brick Partners, Inc. *	7,100	66,740
Hamilton Beach Brands Holding Co., Class A	1,750	40,635
Hanesbrands, Inc.	114,219	1,959,998
Hasbro, Inc.	34,904	3,201,046
Helen of Troy Ltd. *	7,722	958,455
Hooker Furniture Corp.	3,341	97,791
Hovnanian Enterprises, Inc., Class A *	50,500	73,730
Installed Building Products, Inc. *	6,876	209,443
iRobot Corp. *	8,084	712,766
Johnson Outdoors, Inc., Class A	1,700	128,027
KB Home	27,731	553,788
La-Z-Boy, Inc.	16,047	446,107
Leggett & Platt, Inc.	40,291	1,462,966
Lennar Corp., B Shares	4,272	152,809
Lennar Corp., Class A	87,072	3,742,355
LGI Homes, Inc. *	5,899	252,418
Libbey, Inc.	7,232	54,529
lululemon Athletica, Inc. *	32,625	4,591,316
M.D.C. Holdings, Inc.	16,667	468,343
M/I Homes, Inc. *	9,900	239,283
Malibu Boats, Inc., Class A *	6,152	247,310
Marine Products Corp.	3,933	80,115
Mattel, Inc. *	107,100	1,454,418
MCBC Holdings, Inc. *	4,993	148,192
Meritage Homes Corp. *	13,984	520,904
Michael Kors Holdings Ltd. *	45,486	2,520,379
Mohawk Industries, Inc. *	18,862	2,352,657
Movado Group, Inc.	6,867	264,448
Nautilus, Inc. *	9,825	120,160
Newell Brands, Inc.	129,328	2,053,729
NIKE, Inc., Class B	387,700	29,093,008
NVR, Inc. *	1,052	2,355,460
Oxford Industries, Inc.	5,331	474,352
Polaris Industries, Inc.	17,951	1,597,280
PulteGroup, Inc.	77,576	1,906,042
PVH Corp.	22,862	2,761,501
Ralph Lauren Corp.	16,769	2,173,430
Rocky Brands, Inc.	1,800	51,696
Roku, Inc. *	12,851	714,516
Skechers U.S.A., Inc., Class A *	39,839	1,138,200
Skyline Champion Corp.	10,002	238,348
Sonos, Inc. *(a)	4,100	52,111
Steven Madden Ltd.	25,647	801,982
Sturm, Ruger & Co., Inc.	4,705	279,430
Superior Group of Cos., Inc.	3,200	55,648
Tapestry, Inc.	88,591	3,748,285
Taylor Morrison Home Corp., Class A *	39,916	660,211
Tempur Sealy International, Inc. *	14,141	653,456
Toll Brothers, Inc.	39,739	1,337,615
TopBuild Corp. *	10,230	466,693
TRI Pointe Group, Inc. *	42,455	505,214
Tupperware Brands Corp.	14,971	525,482
Under Armour, Inc., Class A *	55,082	1,217,863
Under Armour, Inc., Class C *	60,386	1,197,454
Unifi, Inc. *	7,738	177,123
Universal Electronics, Inc. *	4,081	127,613
Vera Bradley, Inc. *	5,909	77,940
VF Corp.	97,763	8,102,597
Vista Outdoor, Inc. *	17,574	219,675

37
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Vuzix Corp. *(a)	7,800	47,424
Whirlpool Corp.	19,787	2,171,821
William Lyon Homes, Class A *	9,666	131,071
Wolverine World Wide, Inc.	28,260	993,904
ZAGG, Inc. *	8,000	96,880
		110,006,917

Consumer Services 2.2%
Adtalem Global Education, Inc. *	17,749	898,632
American Public Education, Inc. *	5,600	183,288
Aramark	73,868	2,653,339
BBX Capital Corp.	20,416	119,434
Belmond Ltd., Class A *	26,101	446,849
Biglari Holdings, Inc., Class B *	376	53,580
BJ's Restaurants, Inc.	6,241	381,824
Bloomin' Brands, Inc.	28,060	559,797
Bluegreen Vacations Corp.	2,223	29,121
Bojangles', Inc. *	4,900	77,469
Boyd Gaming Corp.	24,400	648,064
Bridgepoint Education, Inc. *	8,000	76,800
Bright Horizons Family Solutions, Inc. *	17,644	2,027,472
Brinker International, Inc.	12,650	548,378
Caesars Entertainment Corp. *	179,202	1,539,345
Cambium Learning Group, Inc. *	4,400	63,272
Career Education Corp. *	25,565	367,625
Carnival Corp.	121,131	6,788,181
Carriage Services, Inc.	8,771	167,175
Carrols Restaurant Group, Inc. *	10,038	132,100
Century Casinos, Inc. *	7,935	49,514
Chegg, Inc. *	30,514	832,422
Chipotle Mexican Grill, Inc. *	7,445	3,427,157
Choice Hotels International, Inc.	10,905	800,427
Churchill Downs, Inc.	3,847	960,250
Chuy's Holdings, Inc. *	5,160	125,749
Cracker Barrel Old Country Store, Inc. (a)	7,140	1,132,975
Darden Restaurants, Inc.	37,854	4,033,344
Dave & Buster's Entertainment, Inc.	11,742	699,236
Del Frisco's Restaurant Group, Inc. *	6,885	46,474
Del Taco Restaurants, Inc. *	10,395	113,306
Denny's Corp. *	21,100	366,085
Dine Brands Global, Inc.	5,087	412,250
Domino's Pizza, Inc.	12,691	3,411,214
Drive Shack, Inc. *	17,215	91,928
Dunkin' Brands Group, Inc.	24,847	1,802,898
El Pollo Loco Holdings, Inc. *	6,221	77,825
Eldorado Resorts, Inc. *	19,323	705,290
Extended Stay America, Inc.	55,942	910,736
Fiesta Restaurant Group, Inc. *	7,980	205,964
frontdoor, Inc. *	22,418	763,333
Golden Entertainment, Inc. *	6,136	111,491
Graham Holdings Co., Class B	1,341	779,188
Grand Canyon Education, Inc. *	14,645	1,826,231
H&R Block, Inc.	65,033	1,725,976
Hilton Grand Vacations, Inc. *	31,058	834,528
Hilton Worldwide Holdings, Inc.	89,982	6,404,019
Houghton Mifflin Harcourt Co. *	27,761	185,999
Hyatt Hotels Corp., Class A	13,375	925,550
International Speedway Corp., Class A	7,430	278,699
J Alexander's Holdings, Inc. *	6,429	67,826
Jack in the Box, Inc.	8,809	695,294
K12, Inc. *	12,100	259,061
Las Vegas Sands Corp.	111,636	5,696,785
Laureate Education, Inc., Class A *	16,237	241,769
Lindblad Expeditions Holdings, Inc. *	7,500	101,325
Marriott International, Inc., Class A	87,720	10,253,591
Marriott Vacations Worldwide Corp.	12,059	1,067,101
McDonald's Corp.	234,862	41,547,088
Security	Number of Shares	Value ($)
MGM Resorts International	157,229	4,194,870
Monarch Casino & Resort, Inc. *	3,610	139,960
Nathan's Famous, Inc.	842	63,057
Noodles & Co. *	12,000	113,160
Norwegian Cruise Line Holdings Ltd. *	61,212	2,697,613
Papa John's International, Inc. (a)	7,000	381,780
Penn National Gaming, Inc. *	31,604	767,345
Planet Fitness, Inc., Class A *	28,365	1,392,438
Playa Hotels & Resorts N.V. *	16,595	142,551
PlayAGS, Inc. *	7,060	171,205
Potbelly Corp. *	7,813	91,256
RCI Hospitality Holdings, Inc.	2,500	65,450
Red Lion Hotels Corp. *	7,000	76,510
Red Robin Gourmet Burgers, Inc. *	3,624	109,445
Red Rock Resorts, Inc., Class A	20,893	483,464
Regis Corp. *	10,203	171,819
Royal Caribbean Cruises Ltd.	51,751	5,419,882
Ruth's Hospitality Group, Inc.	8,981	242,756
Scientific Games Corp., Class A *	16,071	357,740
SeaWorld Entertainment, Inc. *	20,116	525,430
Service Corp. International	54,102	2,243,610
ServiceMaster Global Holdings, Inc. *	39,637	1,699,635
Shake Shack, Inc., Class A *	7,624	403,233
Six Flags Entertainment Corp.	21,300	1,147,218
Sonic Corp.	10,721	464,005
Sotheby's *	10,870	456,540
Speedway Motorsports, Inc.	4,350	67,556
Starbucks Corp.	408,570	23,807,374
Strategic Education, Inc.	6,759	850,417
Texas Roadhouse, Inc.	20,839	1,259,926
The Cheesecake Factory, Inc.	12,662	612,081
The Habit Restaurants, Inc., Class A *	6,100	77,470
The Wendy's Co.	55,689	960,078
Town Sports International Holdings, Inc. *	7,275	55,872
Vail Resorts, Inc.	12,129	3,048,260
Weight Watchers International, Inc. *	11,312	747,723
Wingstop, Inc.	9,358	585,998
Wyndham Destinations, Inc.	29,572	1,061,043
Wyndham Hotels & Resorts, Inc.	32,349	1,594,482
Wynn Resorts Ltd.	29,825	3,000,395
Yum! Brands, Inc.	95,538	8,637,591
Zoe's Kitchen, Inc. *	5,678	72,224
		182,192,105

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	15,912	1,808,558
AG Mortgage Investment Trust, Inc.	13,435	232,425
AGNC Investment Corp.	144,600	2,579,664
Ally Financial, Inc.	128,060	3,254,005
American Express Co.	214,090	21,993,466
Ameriprise Financial, Inc.	42,841	5,451,089
Annaly Capital Management, Inc.	387,072	3,820,401
Anworth Mortgage Asset Corp.	48,462	211,294
Apollo Commercial Real Estate Finance, Inc.	37,142	694,927
Arbor Realty Trust, Inc.	14,812	178,929
Ares Commercial Real Estate Corp.	10,752	155,581
Arlington Asset Investment Corp., Class A (a)	6,941	58,374
ARMOUR Residential REIT, Inc.	10,820	235,660
Artisan Partners Asset Management, Inc., Class A	15,052	412,575
Associated Capital Group, Inc., Class A	1,241	48,101
AXA Equitable Holdings, Inc.	39,800	807,542
B. Riley Financial, Inc.	6,039	116,251
Berkshire Hathaway, Inc., Class B *	590,098	121,135,317
BGC Partners, Inc., Class A	78,571	832,067

38
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
BlackRock, Inc.	37,079	15,255,042
Blackstone Mortgage Trust, Inc., Class A	35,802	1,207,959
Blucora, Inc. *	15,753	455,577
Cannae Holdings, Inc. *	23,093	426,528
Capital One Financial Corp.	145,103	12,957,698
Capstead Mortgage Corp.	28,021	192,224
Cboe Global Markets, Inc.	34,150	3,853,827
Cherry Hill Mortgage Investment Corp.	8,998	161,154
Chimera Investment Corp.	54,935	1,021,791
CME Group, Inc.	103,246	18,918,797
Cohen & Steers, Inc.	6,489	249,113
Colony Credit Real Estate, Inc.	24,800	529,232
Cowen, Inc. *	8,211	121,523
Credit Acceptance Corp. *	3,733	1,584,360
Curo Group Holdings Corp. *	3,700	52,059
Diamond Hill Investment Group, Inc.	1,017	175,107
Discover Financial Services	102,854	7,165,838
Donnelley Financial Solutions, Inc. *	9,665	150,291
Dynex Capital, Inc.	32,055	185,598
E*TRADE Financial Corp.	78,545	3,881,694
Eaton Vance Corp.	34,000	1,531,700
Elevate Credit, Inc. *	5,396	22,987
Encore Capital Group, Inc. *	8,553	217,332
Enova International, Inc. *	10,313	243,902
Evercore, Inc., Class A	12,433	1,015,652
Exantas Capital Corp.	9,433	106,970
EZCORP, Inc., Class A *	14,614	145,263
FactSet Research Systems, Inc.	11,591	2,593,602
Federated Investors, Inc., Class B	28,276	697,569
FGL Holdings *	56,622	447,314
FirstCash, Inc.	13,446	1,081,058
Focus Financial Partners, Inc., Class A *	5,800	221,560
Franklin Resources, Inc.	94,951	2,896,005
GAIN Capital Holdings, Inc.	6,506	49,706
Granite Point Mortgage Trust, Inc.	14,601	271,725
Great Ajax Corp.	5,000	65,200
Green Dot Corp., Class A *	13,949	1,056,497
Greenhill & Co., Inc.	6,539	144,185
Hamilton Lane, Inc., Class A	4,759	182,650
Houlihan Lokey, Inc.	9,766	402,164
Interactive Brokers Group, Inc., Class A	23,113	1,142,013
Intercontinental Exchange, Inc.	173,270	13,348,721
INTL. FCStone, Inc. *	6,044	273,672
Invesco Ltd.	122,440	2,658,172
Invesco Mortgage Capital, Inc.	32,488	489,919
Investment Technology Group, Inc.	10,065	276,586
Janus Henderson Group plc	50,068	1,230,171
Jefferies Financial Group, Inc.	86,033	1,847,128
KKR & Co., Inc., Class A	159,300	3,767,445
KKR Real Estate Finance Trust, Inc.	12,372	248,430
Ladder Capital Corp.	29,867	502,960
Ladenburg Thalmann Financial Services, Inc.	36,436	100,928
Lazard Ltd., Class A	41,239	1,638,838
Legg Mason, Inc.	27,907	787,536
LendingClub Corp. *	121,585	392,720
LPL Financial Holdings, Inc.	27,521	1,695,294
MarketAxess Holdings, Inc.	11,662	2,445,171
Marlin Business Services Corp.	4,000	106,320
MFA Financial, Inc.	133,393	924,413
Moelis & Co., Class A	13,891	560,641
Moody's Corp.	50,597	7,360,852
Morgan Stanley	400,638	18,293,131
Morningstar, Inc.	5,600	698,880
MSCI, Inc.	26,551	3,992,739
Nasdaq, Inc.	34,407	2,983,431
Navient Corp.	70,033	810,982
Nelnet, Inc., Class A	6,877	387,106
Security	Number of Shares	Value ($)
New Residential Investment Corp.	101,695	1,818,307
New York Mortgage Trust, Inc.	31,075	190,800
Northern Trust Corp.	67,125	6,314,449
On Deck Capital, Inc. *	20,000	138,000
OneMain Holdings, Inc. *	22,487	641,329
Oppenheimer Holdings, Inc., Class A	3,500	107,660
Orchid Island Capital, Inc.	12,908	84,418
Owens Realty Mortgage, Inc.	2,556	39,107
PennyMac Mortgage Investment Trust	17,846	344,606
Piper Jaffray Cos.	4,986	345,929
PJT Partners, Inc., Class A	6,501	294,755
PRA Group, Inc. *	14,276	440,272
Pzena Investment Management, Inc., Class A	5,197	52,282
Raymond James Financial, Inc.	40,068	3,072,815
Ready Capital Corp.	5,000	76,600
Redwood Trust, Inc.	22,281	365,854
Regional Management Corp. *	3,000	86,580
S&P Global, Inc.	76,178	13,888,773
Safeguard Scientifics, Inc. *	7,000	59,850
Santander Consumer USA Holdings, Inc.	35,217	660,319
SEI Investments Co.	40,366	2,157,563
SLM Corp. *	142,528	1,445,234
Starwood Property Trust, Inc.	80,980	1,758,886
State Street Corp.	115,178	7,918,487
Stifel Financial Corp.	21,305	974,065
Synchrony Financial	206,163	5,953,987
T. Rowe Price Group, Inc.	73,138	7,093,655
TD Ameritrade Holding Corp.	82,582	4,271,141
The Bank of New York Mellon Corp.	277,351	13,127,023
The Charles Schwab Corp. (b)	360,895	16,687,785
The Goldman Sachs Group, Inc.	106,174	23,928,434
TPG RE Finance Trust, Inc.	13,300	263,606
Two Harbors Investment Corp.	74,106	1,088,617
Virtu Financial, Inc., Class A	21,937	520,346
Virtus Investment Partners, Inc.	2,646	262,854
Voya Financial, Inc.	48,530	2,123,673
Waddell & Reed Financial, Inc., Class A	25,984	495,515
Western Asset Mortgage Capital Corp.	23,507	234,365
Westwood Holdings Group, Inc.	2,653	112,355
WisdomTree Investments, Inc.	38,043	295,594
World Acceptance Corp. *	1,806	183,291
		434,848,059

Energy 5.5%
Abraxas Petroleum Corp. *	53,135	97,768
Adams Resources & Energy, Inc.	1,166	47,281
Alta Mesa Resources, Inc., Class A *	30,000	94,500
Amyris, Inc. *	11,100	82,695
Anadarko Petroleum Corp.	154,779	8,234,243
Antero Resources Corp. *	66,200	1,051,918
Apache Corp.	116,641	4,412,529
Apergy Corp. *	24,002	935,838
Arch Coal, Inc., Class A	6,370	610,883
Archrock, Inc.	37,700	386,802
Baker Hughes, a GE Co.	128,962	3,441,996
Basic Energy Services, Inc. *	6,128	47,615
Berry Petroleum Corp.	5,500	77,000
Bonanza Creek Energy, Inc. *	5,626	144,869
Bristow Group, Inc. *	8,868	97,637
C&J Energy Services, Inc. *	20,039	376,332
Cabot Oil & Gas Corp.	132,362	3,207,131
Cactus, Inc., Class A *	13,097	438,226
California Resources Corp. *	14,379	450,638
Callon Petroleum Co. *	67,969	677,651
CARBO Ceramics, Inc. *	6,353	30,685
Carrizo Oil & Gas, Inc. *	27,793	506,111

39
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Centennial Resource Development, Inc., Class A *	56,622	1,084,877
Chaparral Energy, Inc., Class A *	9,200	139,472
Cheniere Energy, Inc. *	67,263	4,063,358
Chesapeake Energy Corp. *	271,629	953,418
Chevron Corp.	579,876	64,743,155
Cimarex Energy Co.	28,859	2,293,425
Clean Energy Fuels Corp. *	36,000	79,560
Cloud Peak Energy, Inc. *	22,147	37,871
CNX Resources Corp. *	63,420	992,523
Concho Resources, Inc. *	60,474	8,411,329
ConocoPhillips	353,263	24,693,084
CONSOL Energy, Inc. *	8,270	329,477
Continental Resources, Inc. *	25,700	1,353,876
Core Laboratories N.V.	13,143	1,120,309
Covia Holdings Corp. *	8,467	48,939
CVR Energy, Inc.	8,752	376,336
Delek US Holdings, Inc.	25,519	937,058
Denbury Resources, Inc. *	137,039	472,785
Devon Energy Corp.	153,530	4,974,372
Diamond Offshore Drilling, Inc. *	21,182	300,361
Diamondback Energy, Inc.	30,118	3,384,058
Dorian LPG Ltd. *	13,074	103,938
Dril-Quip, Inc. *	13,330	567,325
Earthstone Energy, Inc., Class A *	5,613	46,195
Energen Corp. *	24,493	1,762,761
Ensco plc, Class A	137,209	979,672
EOG Resources, Inc.	176,228	18,563,857
EQT Corp.	79,711	2,707,783
Era Group, Inc. *	6,921	78,346
Evolution Petroleum Corp.	8,679	89,394
Exterran Corp. *	9,906	206,936
Extraction Oil & Gas, Inc. *	37,377	298,642
Exxon Mobil Corp.	1,281,454	102,106,255
Forum Energy Technologies, Inc. *	25,571	229,116
Frank's International N.V. *	23,486	166,751
FTS International, Inc. *	9,805	125,602
Geospace Technologies Corp. *	4,643	59,105
Goodrich Petroleum Corp. *	3,169	47,757
Green Plains, Inc.	13,339	227,297
Gulfport Energy Corp. *	53,493	487,321
Halcon Resources Corp. *	40,012	132,840
Halliburton Co.	268,912	9,325,868
Helix Energy Solutions Group, Inc. *	39,464	336,233
Helmerich & Payne, Inc.	33,069	2,059,868
Hess Corp.	77,706	4,460,324
HighPoint Resources Corp. *	33,805	125,755
HollyFrontier Corp.	49,948	3,368,493
Hornbeck Offshore Services, Inc. *	10,288	32,407
International Seaways, Inc. *	8,633	185,696
ION Geophysical Corp. *	2,790	32,950
Jagged Peak Energy, Inc. *	18,587	228,992
Keane Group, Inc. *	14,562	183,044
Key Energy Services, Inc. *	3,071	27,793
Kinder Morgan, Inc.	579,415	9,861,643
KLX Energy Services Holdings, Inc. *	5,884	169,989
Kosmos Energy Ltd. *	90,097	584,730
Laredo Petroleum, Inc. *	45,079	236,214
Liberty Oilfield Services, Inc., Class A	11,300	214,474
Lilis Energy, Inc. *	10,300	27,810
Lonestar Resources US, Inc., Class A *	6,800	52,292
Magnolia Oil & Gas Corp. *	24,300	302,535
Mammoth Energy Services, Inc.	4,000	99,840
Marathon Oil Corp.	260,034	4,938,046
Marathon Petroleum Corp.	202,669	14,278,031
Matador Resources Co. *	33,967	979,608
Matrix Service Co. *	8,000	162,640
McDermott International, Inc. *	55,783	431,203
Security	Number of Shares	Value ($)
Midstates Petroleum Co., Inc. *	7,777	56,072
Murphy Oil Corp.	48,399	1,541,992
Nabors Industries Ltd.	103,794	515,856
NACCO Industries, Inc., Class A	1,900	65,626
National Oilwell Varco, Inc.	115,247	4,241,090
Natural Gas Services Group, Inc. *	4,213	81,311
NCS Multistage Holdings, Inc. *	4,000	45,200
Newfield Exploration Co. *	63,105	1,274,721
Newpark Resources, Inc. *	27,584	226,465
Nine Energy Service, Inc. *	4,359	161,414
Noble Corp. plc *	78,737	395,260
Noble Energy, Inc.	144,875	3,600,144
Northern Oil & Gas, Inc. *	53,558	157,461
Oasis Petroleum, Inc. *	84,892	854,014
Occidental Petroleum Corp.	231,630	15,535,424
Oceaneering International, Inc. *	28,508	539,942
Oil States International, Inc. *	17,218	383,445
ONEOK, Inc.	124,249	8,150,734
Overseas Shipholding Group, Inc., Class A *	18,500	58,090
Panhandle Oil & Gas, Inc., Class A	6,200	110,298
Par Pacific Holdings, Inc. *	13,184	233,093
Parsley Energy, Inc., Class A *	81,227	1,902,336
Patterson-UTI Energy, Inc.	65,569	1,091,068
PBF Energy, Inc., Class A	35,761	1,496,598
PDC Energy, Inc. *	19,571	830,789
Peabody Energy Corp.	24,630	873,133
Penn Virginia Corp. *	3,770	259,301
Phillips 66	129,586	13,324,032
Pioneer Energy Services Corp. *	30,366	90,187
Pioneer Natural Resources Co.	51,341	7,560,989
ProPetro Holding Corp. *	21,687	382,776
QEP Resources, Inc. *	70,358	626,890
Range Resources Corp.	61,707	978,056
Renewable Energy Group, Inc. *	11,517	357,948
Resolute Energy Corp. *(a)	5,506	153,232
REX American Resources Corp. *	1,646	122,084
RigNet, Inc. *	4,141	70,811
Ring Energy, Inc. *	20,681	147,456
Rowan Cos. plc, Class A *	37,877	602,623
RPC, Inc.	17,418	259,180
Sanchez Energy Corp. *(a)	20,919	34,726
SandRidge Energy, Inc. *	8,633	77,265
Schlumberger Ltd.	418,775	21,487,345
SEACOR Holdings, Inc. *	4,850	232,751
SEACOR Marine Holdings, Inc. *	4,876	89,133
Select Energy Services, Inc., Class A *	17,554	167,816
SemGroup Corp., Class A	20,780	384,222
SilverBow Resources, Inc. *	1,839	48,292
SM Energy Co.	30,456	741,299
Solaris Oilfield Infrastructure, Inc., Class A *	7,665	101,178
Southwestern Energy Co. *	173,795	928,065
SRC Energy, Inc. *	71,039	502,956
Superior Energy Services, Inc. *	49,218	385,377
Talos Energy, Inc. *	7,627	198,760
Targa Resources Corp.	69,251	3,578,199
TechnipFMC plc	129,204	3,398,065
Tellurian, Inc. *(a)	28,096	224,768
TETRA Technologies, Inc. *	33,023	98,078
The Williams Cos., Inc.	362,987	8,831,474
Tidewater, Inc. *	8,657	232,440
Transocean Ltd. *	132,517	1,459,012
Ultra Petroleum Corp. *	51,863	62,236
Unit Corp. *	17,972	415,692
Uranium Energy Corp. *(a)	39,550	52,601
US Silica Holdings, Inc.	23,982	335,748
Valero Energy Corp.	129,943	11,836,508

40
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
W&T Offshore, Inc. *	25,000	168,500
Weatherford International plc *	301,607	407,169
Whiting Petroleum Corp. *	29,221	1,089,943
WildHorse Resource Development Corp. *	6,671	141,492
World Fuel Services Corp.	22,400	716,800
WPX Energy, Inc. *	123,840	1,986,394
		457,704,807

Food & Staples Retailing 1.4%
BJ's Wholesale Club Holdings, Inc. *	19,800	438,570
Casey's General Stores, Inc.	10,991	1,386,075
Costco Wholesale Corp.	132,455	30,283,187
Ingles Markets, Inc., Class A	4,200	138,348
Performance Food Group Co. *	32,013	938,621
PriceSmart, Inc.	7,280	510,692
Rite Aid Corp. *	315,580	378,696
Smart & Final Stores, Inc. *	7,800	39,390
SpartanNash, Co.	10,256	183,070
Sprouts Farmers Market, Inc. *	37,162	999,286
Sysco Corp.	143,797	10,257,040
The Andersons, Inc.	7,371	265,356
The Chefs' Warehouse, Inc. *	8,690	292,245
The Kroger Co.	242,978	7,231,025
U.S. Foods Holding Corp. *	65,179	1,901,271
United Natural Foods, Inc. *	18,511	402,244
Village Super Market, Inc., Class A	5,089	125,393
Walgreens Boots Alliance, Inc.	255,078	20,347,572
Walmart, Inc.	434,789	43,600,641
Weis Markets, Inc.	4,927	227,381
		119,946,103

Food, Beverage & Tobacco 3.7%
22nd Century Group, Inc. *(a)	28,273	68,421
Alico, Inc.	2,000	66,200
Altria Group, Inc.	569,775	37,058,166
Archer-Daniels-Midland Co.	168,305	7,952,411
B&G Foods, Inc. (a)	23,053	600,300
Brown-Forman Corp., Class A	20,600	955,222
Brown-Forman Corp., Class B	51,090	2,367,511
Bunge Ltd.	42,795	2,644,731
Cal-Maine Foods, Inc.	9,759	474,971
Calavo Growers, Inc.	5,260	510,220
Campbell Soup Co.	57,935	2,167,348
Coca-Cola Bottling Co. Consolidated	1,385	239,093
ConAgra Brands, Inc.	143,827	5,120,241
Constellation Brands, Inc., Class A	50,939	10,148,577
Craft Brew Alliance, Inc. *	3,000	55,020
Darling Ingredients, Inc. *	49,053	1,013,435
Dean Foods Co.	26,756	213,780
Farmer Brothers Co. *	4,500	108,495
Flowers Foods, Inc.	54,834	1,058,845
Fresh Del Monte Produce, Inc.	9,062	299,318
Freshpet, Inc. *	6,900	262,890
General Mills, Inc.	180,870	7,922,106
Hormel Foods Corp.	82,799	3,613,348
Hostess Brands, Inc. *	26,496	275,558
Ingredion, Inc.	21,095	2,134,392
J&J Snack Foods Corp.	4,866	759,875
John B. Sanfilippo & Son, Inc.	2,559	161,371
Kellogg Co.	76,325	4,997,761
Keurig Dr Pepper, Inc.	55,424	1,441,024
Lamb Weston Holdings, Inc.	45,060	3,521,890
Lancaster Colony Corp.	5,718	979,951
Landec Corp. *	9,100	124,579
Limoneira Co.	4,500	110,925
Security	Number of Shares	Value ($)
McCormick & Co., Inc. - Non Voting Shares	36,179	5,209,776
MGP Ingredients, Inc.	3,577	254,575
Molson Coors Brewing Co., Class B	57,532	3,682,048
Mondelez International, Inc., Class A	442,415	18,572,582
Monster Beverage Corp. *	121,301	6,410,758
National Beverage Corp. *	4,003	370,077
New Age Beverages Corp. *(a)	11,300	51,189
PepsiCo, Inc.	428,435	48,147,525
Philip Morris International, Inc.	470,448	41,432,355
Pilgrim's Pride Corp. *	17,681	312,246
Post Holdings, Inc. *	19,857	1,755,756
Primo Water Corp. *	10,121	168,717
Pyxus International, Inc. *(a)	2,460	58,400
Sanderson Farms, Inc.	6,041	594,374
Seaboard Corp.	100	386,500
Seneca Foods Corp., Class A *	2,000	63,260
The Boston Beer Co., Inc., Class A *	2,611	802,334
The Coca-Cola Co.	1,157,699	55,430,628
The Hain Celestial Group, Inc. *	26,712	664,595
The Hershey Co.	41,575	4,454,761
The JM Smucker Co.	34,684	3,756,971
The Kraft Heinz Co.	188,293	10,350,466
The Simply Good Foods Co. *	13,000	246,480
Tootsie Roll Industries, Inc. (a)	8,261	260,800
TreeHouse Foods, Inc. *	16,430	748,551
Turning Point Brands, Inc.	2,904	119,354
Tyson Foods, Inc., Class A	89,093	5,338,453
Universal Corp.	7,470	506,914
Vector Group Ltd.	32,261	436,169
		310,014,589

Health Care Equipment & Services 6.5%
Abbott Laboratories	531,287	36,626,926
ABIOMED, Inc. *	13,750	4,691,500
Acadia Healthcare Co., Inc. *	26,116	1,083,814
Accuray, Inc. *	28,423	127,619
Addus HomeCare Corp. *	3,011	197,220
Aetna, Inc.	99,011	19,643,782
Align Technology, Inc. *	22,367	4,947,580
Allscripts Healthcare Solutions, Inc. *	53,720	639,805
Amedisys, Inc. *	8,656	952,160
American Renal Associates Holdings, Inc. *	4,023	77,604
AmerisourceBergen Corp.	49,161	4,326,168
AMN Healthcare Services, Inc. *	14,237	720,677
AngioDynamics, Inc. *	11,557	236,109
Anika Therapeutics, Inc. *	4,606	164,711
Antares Pharma, Inc. *	48,097	143,810
Anthem, Inc.	78,759	21,703,618
Apollo Medical Holdings, Inc. *	6,700	137,015
athenahealth, Inc. *	12,540	1,599,352
AtriCure, Inc. *	9,515	302,672
Atrion Corp.	475	324,035
Avanos Medical, Inc. *	15,275	864,565
AxoGen, Inc. *	9,093	339,078
Baxter International, Inc.	150,453	9,404,817
Becton, Dickinson & Co.	81,012	18,673,266
BioLife Solutions, Inc. *	2,800	35,616
BioScrip, Inc. *	36,021	96,536
BioTelemetry, Inc. *	9,418	547,186
Boston Scientific Corp. *	418,599	15,128,168
Bovie Medical Corp. *	8,600	45,322
Brookdale Senior Living, Inc. *	60,882	543,676
Cantel Medical Corp.	11,887	940,856
Capital Senior Living Corp. *	8,394	75,546
Cardinal Health, Inc.	92,505	4,680,753

41
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Cardiovascular Systems, Inc. *	9,899	277,667
Castlight Health, Inc., Class B *	20,805	51,388
Centene Corp. *	61,644	8,033,446
Cerner Corp. *	98,049	5,616,247
Cerus Corp. *	45,797	306,840
Chemed Corp.	4,821	1,467,175
Cigna Corp.	73,843	15,788,372
Civitas Solutions, Inc. *	5,560	80,398
Community Health Systems, Inc. *	34,809	109,996
Computer Programs & Systems, Inc.	6,900	172,500
CONMED Corp.	9,006	607,275
CorVel Corp. *	5,002	289,916
Cross Country Healthcare, Inc. *	12,500	110,375
CryoLife, Inc. *	12,053	373,402
CryoPort, Inc. *	8,100	89,910
Cutera, Inc. *	4,219	85,646
CVS Health Corp.	309,407	22,397,973
CytoSorbents Corp. *	6,997	69,970
Danaher Corp.	185,749	18,463,451
DaVita, Inc. *	37,737	2,541,210
DENTSPLY SIRONA, Inc.	69,517	2,407,374
DexCom, Inc. *	26,976	3,581,603
Diplomat Pharmacy, Inc. *	16,723	331,784
Edwards Lifesciences Corp. *	63,554	9,380,570
Encompass Health Corp.	29,684	1,997,733
Endologix, Inc. *	22,949	27,998
Evolent Health, Inc., Class A *	21,273	472,261
Express Scripts Holding Co. *	170,430	16,526,597
FONAR Corp. *	1,870	46,264
GenMark Diagnostics, Inc. *	16,600	88,478
Glaukos Corp. *	10,445	605,183
Globus Medical, Inc., Class A *	21,429	1,132,523
Haemonetics Corp. *	16,388	1,712,054
HCA Healthcare, Inc.	81,629	10,899,920
HealthEquity, Inc. *	16,138	1,481,468
HealthStream, Inc.	10,858	285,674
Helius Medical Technologies, Inc. *(a)	4,659	47,708
Henry Schein, Inc. *	46,078	3,824,474
Heska Corp. *	2,364	236,920
Hill-Rom Holdings, Inc.	20,490	1,722,799
HMS Holdings Corp. *	27,643	796,671
Hologic, Inc. *	84,150	3,281,008
Humana, Inc.	41,655	13,346,678
ICU Medical, Inc. *	4,928	1,255,309
IDEXX Laboratories, Inc. *	26,000	5,515,120
Inogen, Inc. *	5,361	1,016,285
Inovalon Holdings, Inc., Class A *	22,744	214,021
Inspire Medical Systems, Inc. *	2,261	90,621
Insulet Corp. *	17,604	1,552,849
Integer Holdings Corp. *	8,929	664,943
Integra LifeSciences Holdings Corp. *	21,026	1,126,363
IntriCon Corp. *	1,742	72,955
Intuitive Surgical, Inc. *	34,599	18,032,307
Invacare Corp.	9,218	119,097
iRadimed Corp. *	1,334	33,297
iRhythm Technologies, Inc. *	6,510	502,963
K2M Group Holdings, Inc. *	12,900	353,202
Laboratory Corp. of America Holdings *	30,458	4,890,032
Lantheus Holdings, Inc. *	11,198	156,436
LeMaitre Vascular, Inc.	4,566	121,912
LHC Group, Inc. *	8,883	812,173
LifePoint Health, Inc. *	12,364	801,929
LivaNova plc *	14,430	1,616,016
Magellan Health, Inc. *	7,281	473,702
Masimo Corp. *	15,046	1,739,318
McKesson Corp.	60,373	7,532,135
Medidata Solutions, Inc. *	19,317	1,357,985
MEDNAX, Inc. *	29,295	1,209,591
Security	Number of Shares	Value ($)
Medtronic plc	408,190	36,663,626
Meridian Bioscience, Inc.	18,007	291,893
Merit Medical Systems, Inc. *	16,303	931,227
Molina Healthcare, Inc. *	18,377	2,329,652
National HealthCare Corp.	2,795	222,286
National Research Corp., Class A	3,236	123,130
Natus Medical, Inc. *	10,992	328,441
Neogen Corp. *	15,676	951,847
Neuronetics, Inc. *	1,800	45,864
Nevro Corp. *	10,264	500,473
NextGen Healthcare, Inc. *	14,156	209,084
NuVasive, Inc. *	14,957	840,135
Nuvectra Corp. *	4,133	82,701
NxStage Medical, Inc. *	21,678	615,222
Omnicell, Inc. *	11,751	830,796
OraSure Technologies, Inc. *	16,500	229,350
Orthofix Medical, Inc. *	6,531	397,215
OrthoPediatrics Corp. *	2,000	69,460
Owens & Minor, Inc.	18,500	146,150
Patterson Cos., Inc.	24,734	558,494
Penumbra, Inc. *	9,983	1,357,688
PetIQ, Inc. *	6,200	196,292
Premier, Inc., Class A *	18,773	844,785
Quest Diagnostics, Inc.	40,824	3,841,947
Quidel Corp. *	10,286	662,007
R1 RCM, Inc. *	31,130	263,671
RadNet, Inc. *	11,759	174,033
ResMed, Inc.	42,729	4,525,856
Rockwell Medical, Inc. *(a)	13,042	53,211
RTI Surgical, Inc. *	18,100	82,898
SeaSpine Holdings Corp. *	3,766	64,662
Select Medical Holdings Corp. *	32,746	542,929
Senseonics Holdings, Inc. *(a)	26,000	96,460
Sientra, Inc. *	6,300	129,717
Simulations Plus, Inc.	3,188	64,429
STAAR Surgical Co. *	8,247	330,787
STERIS plc	25,437	2,780,518
Stryker Corp.	93,796	15,215,587
Surgery Partners, Inc. *	5,591	75,982
Surmodics, Inc. *	4,200	266,406
Tabula Rasa HealthCare, Inc. *	5,100	376,788
Tactile Systems Technology, Inc. *	4,907	321,310
Tandem Diabetes Care, Inc. *	17,130	644,259
Teladoc Health, Inc. *	21,626	1,499,547
Teleflex, Inc.	13,787	3,319,082
Tenet Healthcare Corp. *	24,399	627,786
The Cooper Cos., Inc.	15,087	3,897,123
The Ensign Group, Inc.	14,906	552,118
The Providence Service Corp. *	3,302	218,229
Tivity Health, Inc. *	14,653	504,210
TransEnterix, Inc. *(a)	54,700	178,869
Triple-S Management Corp., Class B *	6,648	114,080
U.S. Physical Therapy, Inc.	4,600	494,592
UnitedHealth Group, Inc.	291,236	76,114,529
Universal Health Services, Inc., Class B	26,526	3,224,501
Utah Medical Products, Inc.	1,365	119,001
Varex Imaging Corp. *	12,489	324,214
Varian Medical Systems, Inc. *	27,199	3,246,745
Veeva Systems, Inc., Class A *	36,751	3,357,204
ViewRay, Inc. *	19,429	168,061
Vocera Communications, Inc. *	8,573	297,569
WellCare Health Plans, Inc. *	15,225	4,201,948
West Pharmaceutical Services, Inc.	22,361	2,368,477
Wright Medical Group N.V. *	34,526	931,511
Zimmer Biomet Holdings, Inc.	61,840	7,024,406
		544,512,092

42
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Household & Personal Products 1.5%
Avon Products, Inc. *	123,017	241,113
Central Garden & Pet Co. *	4,210	136,741
Central Garden & Pet Co., Class A *	10,529	312,185
Church & Dwight Co., Inc.	74,316	4,412,141
Colgate-Palmolive Co.	262,684	15,642,832
Coty, Inc., Class A	138,235	1,458,379
Edgewell Personal Care Co. *	16,048	769,983
elf Beauty, Inc. *	6,276	66,588
Energizer Holdings, Inc.	17,686	1,039,406
Herbalife Nutrition Ltd. *	31,363	1,670,393
Inter Parfums, Inc.	5,613	331,111
Kimberly-Clark Corp.	105,104	10,962,347
Lifevantage Corp. *	3,800	41,838
Medifast, Inc.	3,897	824,917
Natural Health Trends Corp. (a)	2,166	49,255
Nu Skin Enterprises, Inc., Class A	17,207	1,208,276
Oil-Dri Corp. of America	1,600	49,488
Revlon, Inc., Class A *(a)	3,255	68,355
Spectrum Brands Holdings, Inc.	13,969	907,287
The Clorox Co.	38,877	5,771,291
The Estee Lauder Cos., Inc., Class A	67,863	9,327,091
The Procter & Gamble Co.	753,064	66,781,715
USANA Health Sciences, Inc. *	4,056	474,633
WD-40 Co.	4,489	750,022
		123,297,387

Insurance 2.6%
Aflac, Inc.	231,193	9,957,482
Alleghany Corp.	4,440	2,667,019
Ambac Financial Group, Inc. *	13,400	275,772
American Equity Investment Life Holding Co.	26,357	822,866
American Financial Group, Inc.	20,934	2,094,028
American International Group, Inc.	270,701	11,177,244
American National Insurance Co.	2,769	341,252
AMERISAFE, Inc.	5,668	368,930
AmTrust Financial Services, Inc.	31,795	455,940
Aon plc	73,873	11,537,485
Arch Capital Group Ltd. *	123,063	3,491,297
Argo Group International Holdings Ltd.	10,503	647,090
Arthur J. Gallagher & Co.	55,205	4,085,722
Aspen Insurance Holdings Ltd.	18,300	766,404
Assurant, Inc.	16,446	1,598,716
Assured Guaranty Ltd.	33,320	1,332,134
Athene Holding Ltd., Class A *	38,390	1,755,191
Axis Capital Holdings Ltd.	25,200	1,405,908
Brighthouse Financial, Inc. *	35,525	1,407,856
Brown & Brown, Inc.	70,040	1,973,727
Chubb Ltd.	140,107	17,500,765
Cincinnati Financial Corp.	45,208	3,555,157
Citizens, Inc. *(a)	16,000	125,760
CNA Financial Corp.	9,550	414,183
CNO Financial Group, Inc.	48,872	923,681
Crawford & Co., Class A	4,938	44,640
Crawford & Co., Class B	5,800	53,418
Donegal Group, Inc., Class A	8,790	118,050
eHealth, Inc. *	4,902	168,433
EMC Insurance Group, Inc.	4,286	102,735
Employers Holdings, Inc.	9,753	448,248
Enstar Group Ltd. *	4,751	862,782
Erie Indemnity Co., Class A	6,531	847,005
Everest Re Group Ltd.	12,137	2,644,167
FBL Financial Group, Inc., Class A	3,305	227,979
FedNat Holding Co.	4,085	87,950
Fidelity National Financial, Inc.	82,027	2,743,803
Security	Number of Shares	Value ($)
First American Financial Corp.	35,300	1,564,849
Genworth Financial, Inc., Class A *	154,020	659,206
Global Indemnity Ltd.	2,000	71,600
Goosehead Insurance, Inc., Class A *	2,800	95,984
Greenlight Capital Re Ltd., Class A *	7,361	85,314
HCI Group, Inc.	2,926	127,778
Health Insurance Innovations, Inc., Class A *	3,371	164,842
Heritage Insurance Holdings, Inc.	6,081	84,891
Horace Mann Educators Corp.	12,141	476,898
Independence Holding Co.	1,482	53,663
Investors Title Co.	866	157,612
James River Group Holdings Ltd.	9,426	362,901
Kemper Corp.	18,874	1,419,136
Kingstone Cos., Inc.	2,696	45,832
Kinsale Capital Group, Inc.	5,610	334,973
Lincoln National Corp.	65,091	3,917,827
Loews Corp.	82,826	3,856,379
Maiden Holdings Ltd.	18,900	66,339
Markel Corp. *	4,197	4,588,328
Marsh & McLennan Cos., Inc.	152,544	12,928,104
MBIA, Inc. *	25,042	247,916
Mercury General Corp.	7,947	471,337
MetLife, Inc.	300,529	12,378,789
National General Holdings Corp.	18,249	508,417
National Western Life Group, Inc., Class A	624	168,031
NI Holdings, Inc. *	2,860	44,730
Old Republic International Corp.	85,980	1,895,859
Primerica, Inc.	13,498	1,481,271
Principal Financial Group, Inc.	80,204	3,775,202
ProAssurance Corp.	16,317	716,643
Protective Insurance Corp., Class B	6,232	143,648
Prudential Financial, Inc.	125,627	11,781,300
Reinsurance Group of America, Inc.	19,271	2,743,612
RenaissanceRe Holdings Ltd.	12,232	1,494,261
RLI Corp.	11,508	850,786
Safety Insurance Group, Inc.	4,111	342,364
Selective Insurance Group, Inc.	17,834	1,156,535
State Auto Financial Corp.	5,500	174,845
Stewart Information Services Corp.	6,635	273,893
The Allstate Corp.	104,314	9,984,936
The Hanover Insurance Group, Inc.	12,832	1,429,228
The Hartford Financial Services Group, Inc.	108,166	4,912,900
The Navigators Group, Inc.	7,334	507,146
The Progressive Corp.	176,704	12,316,269
The Travelers Cos., Inc.	80,543	10,078,346
Third Point Reinsurance Ltd. *	22,436	248,142
Tiptree, Inc.	7,504	44,199
Torchmark Corp.	31,100	2,632,926
Trupanion, Inc. *(a)	7,474	188,793
United Fire Group, Inc.	6,616	356,139
United Insurance Holdings Corp.	6,439	126,977
Universal Insurance Holdings, Inc.	9,563	401,455
Unum Group	68,645	2,489,068
W. R. Berkley Corp.	29,205	2,216,659
White Mountains Insurance Group Ltd.	897	795,343
Willis Towers Watson plc	39,508	5,655,965
		215,127,205

Materials 2.9%
Advanced Emissions Solutions, Inc.	5,901	58,420
AdvanSix, Inc. *	8,959	248,523
AgroFresh Solutions, Inc. *	10,000	57,100
Air Products & Chemicals, Inc.	66,322	10,236,801
AK Steel Holding Corp. *	99,027	366,400
Albemarle Corp.	32,784	3,252,828

43
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Alcoa Corp. *	55,346	1,936,557
Allegheny Technologies, Inc. *	40,422	1,046,526
American Vanguard Corp.	7,917	127,464
AptarGroup, Inc.	18,604	1,896,864
Ashland Global Holdings, Inc.	18,556	1,372,773
Avery Dennison Corp.	25,934	2,352,732
Axalta Coating Systems Ltd. *	66,563	1,642,775
Balchem Corp.	9,564	895,669
Ball Corp.	104,914	4,700,147
Bemis Co., Inc.	27,945	1,279,043
Berry Global Group, Inc. *	39,043	1,703,056
Boise Cascade Co.	11,827	364,153
Cabot Corp.	17,957	874,147
Carpenter Technology Corp.	13,501	588,779
Celanese Corp.	40,548	3,930,723
Century Aluminum Co. *	14,114	112,065
CF Industries Holdings, Inc.	71,025	3,411,331
Chase Corp.	2,117	228,297
Clearwater Paper Corp. *	5,472	132,094
Cleveland-Cliffs, Inc. *	91,140	980,666
Coeur Mining, Inc. *	56,566	270,385
Commercial Metals Co.	33,770	643,656
Compass Minerals International, Inc.	9,812	475,980
Crown Holdings, Inc. *	40,933	1,731,057
Domtar Corp.	18,587	860,764
DowDuPont, Inc.	699,372	37,710,138
Eagle Materials, Inc.	13,675	1,009,762
Eastman Chemical Co.	42,308	3,314,832
Ecolab, Inc.	76,686	11,744,461
Ferro Corp. *	25,700	435,358
FMC Corp.	40,839	3,188,709
Forterra, Inc. *	5,539	24,981
Freeport-McMoRan, Inc.	437,236	5,093,799
FutureFuel Corp.	8,300	136,120
GCP Applied Technologies, Inc. *	22,792	591,908
Gold Resource Corp.	19,195	83,114
Graphic Packaging Holding Co.	93,020	1,024,150
Greif, Inc., Class A	9,091	430,004
Greif, Inc., Class B	2,000	102,720
H.B. Fuller Co.	15,251	678,059
Hawkins, Inc.	3,679	123,835
Haynes International, Inc.	6,444	186,618
Hecla Mining Co.	160,671	385,610
Huntsman Corp.	64,034	1,401,064
Ingevity Corp. *	12,467	1,135,494
Innophos Holdings, Inc.	6,990	204,807
Innospec, Inc.	7,393	494,740
International Flavors & Fragrances, Inc.	30,493	4,411,117
International Paper Co.	123,352	5,595,247
Intrepid Potash, Inc. *	27,197	107,428
Kaiser Aluminum Corp.	5,774	550,666
KapStone Paper & Packaging Corp.	25,211	882,385
KMG Chemicals, Inc.	3,341	250,642
Koppers Holdings, Inc. *	5,651	151,164
Kraton Corp. *	9,954	274,133
Kronos Worldwide, Inc.	6,230	87,407
Linde plc	166,823	27,604,202
Louisiana-Pacific Corp.	42,085	916,190
LSB Industries, Inc. *	5,600	42,560
LyondellBasell Industries N.V., Class A	96,883	8,648,745
Martin Marietta Materials, Inc.	18,841	3,227,086
Materion Corp.	7,145	406,050
McEwen Mining, Inc.	72,434	141,971
Mercer International, Inc.	14,056	213,792
Minerals Technologies, Inc.	10,623	581,609
Myers Industries, Inc.	10,180	161,455
Neenah, Inc.	5,035	405,116
NewMarket Corp.	2,808	1,083,776
Security	Number of Shares	Value ($)
Newmont Mining Corp.	161,368	4,989,499
Northern Technologies International Corp.	1,624	52,536
Nucor Corp.	95,292	5,633,663
Olin Corp.	48,790	985,558
Olympic Steel, Inc.	7,310	137,867
OMNOVA Solutions, Inc. *	14,068	103,963
Owens-Illinois, Inc. *	50,995	799,092
P.H. Glatfelter Co.	12,756	228,332
Packaging Corp. of America	28,273	2,595,744
Platform Specialty Products Corp. *	76,011	822,439
PolyOne Corp.	23,918	772,791
PPG Industries, Inc.	73,090	7,681,028
PQ Group Holdings, Inc. *	16,472	264,376
Quaker Chemical Corp.	4,376	787,242
Rayonier Advanced Materials, Inc.	17,736	219,572
Reliance Steel & Aluminum Co.	22,620	1,785,170
Resolute Forest Products, Inc. *	28,000	315,560
Royal Gold, Inc.	19,530	1,496,584
RPM International, Inc.	39,518	2,417,316
Ryerson Holding Corp. *	4,659	42,770
Schnitzer Steel Industries, Inc., Class A	9,050	243,445
Schweitzer-Mauduit International, Inc.	9,802	312,880
Sealed Air Corp.	48,619	1,573,311
Sensient Technologies Corp.	12,550	813,993
Silgan Holdings, Inc.	22,545	541,756
Sonoco Products Co.	29,936	1,633,907
Steel Dynamics, Inc.	71,640	2,836,944
Stepan Co.	6,704	553,683
Summit Materials, Inc., Class A *	33,033	445,946
SunCoke Energy, Inc. *	18,406	206,147
Synalloy Corp. *	2,200	40,678
The Chemours Co.	54,183	1,788,581
The Mosaic Co.	107,993	3,341,303
The Scotts Miracle-Gro Co.	11,525	769,179
The Sherwin-Williams Co.	24,806	9,760,417
TimkenSteel Corp. *	10,796	125,557
Trecora Resources *	5,445	58,806
Tredegar Corp.	8,263	153,692
Trinseo S.A.	12,703	684,438
Tronox Ltd., Class A	28,193	322,810
UFP Technologies, Inc. *	1,700	58,684
United States Lime & Minerals, Inc.	616	46,206
United States Steel Corp.	54,379	1,442,675
Universal Stainless & Alloy Products, Inc. *	1,800	35,352
US Concrete, Inc. *	5,180	169,075
Valhi, Inc.	13,600	28,288
Valvoline, Inc.	56,325	1,121,994
Venator Materials plc *	13,280	89,773
Verso Corp., Class A *	11,750	330,293
Vulcan Materials Co.	40,595	4,105,778
W.R. Grace & Co.	21,389	1,385,793
Warrior Met Coal, Inc.	14,218	398,104
Westlake Chemical Corp.	11,394	812,392
WestRock Co.	76,081	3,269,201
Worthington Industries, Inc.	13,511	565,841
		245,218,823

Media & Entertainment 7.3%
Activision Blizzard, Inc.	230,457	15,913,056
Alphabet, Inc., Class A *	90,520	98,719,302
Alphabet, Inc., Class C *	93,218	100,374,346
Altice USA, Inc., Class A	35,278	575,384
AMC Entertainment Holdings, Inc., Class A	14,040	270,410
AMC Networks, Inc., Class A *	13,071	765,699
ANGI Homeservices, Inc., Class A *	14,595	279,348
Boston Omaha Corp., Class A *(a)	2,600	71,968

44
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Cable One, Inc.	1,525	1,366,003
Cardlytics, Inc. *	2,700	57,132
Care.com, Inc. *	8,500	149,600
Cargurus, Inc. *	9,842	437,182
Cars.com, Inc. *	19,198	501,260
CBS Corp., Class A	2,103	121,091
CBS Corp., Class B - Non Voting Shares	101,814	5,839,033
Central European Media Enterprises Ltd., Class A *	25,183	85,119
Charter Communications, Inc., Class A *	53,929	17,277,234
Cinemark Holdings, Inc.	34,309	1,426,225
Clear Channel Outdoor Holdings, Inc., Class A	10,300	59,946
Comcast Corp., Class A	1,385,784	52,853,802
comScore, Inc. *	14,000	223,300
Daily Journal Corp. *	588	139,380
Discovery, Inc., Class A *	50,061	1,621,476
Discovery, Inc., Class C *	106,969	3,135,261
DISH Network Corp., Class A *	69,160	2,125,978
Electronic Arts, Inc. *	92,695	8,433,391
Emerald Expositions Events, Inc.	7,000	102,340
Entercom Communications Corp., Class A	36,599	237,528
Entravision Communications Corp., Class A	18,356	90,679
Facebook, Inc., Class A *	730,552	110,890,488
Gannett Co., Inc.	39,315	381,355
GCI Liberty, Inc., Class A *	29,499	1,396,188
Glu Mobile, Inc. *	32,800	231,240
Gray Television, Inc. *	26,260	454,561
Hemisphere Media Group, Inc. *	11,310	152,346
IAC/InterActiveCorp *	23,316	4,583,692
John Wiley & Sons, Inc., Class A	13,340	723,562
Lee Enterprises, Inc. *	15,450	41,251
Liberty Broadband Corp., Class A *	8,951	741,053
Liberty Broadband Corp., Class C *	45,632	3,784,262
Liberty Global plc, Class A *	65,195	1,670,948
Liberty Global plc, Class C *	182,046	4,558,432
Liberty Latin America Ltd., Class A *	13,577	244,114
Liberty Latin America Ltd., Class C *	32,154	579,094
Liberty Media Corp. - Liberty Braves, Class A *	5,853	151,007
Liberty Media Corp. - Liberty Braves, Class C *	13,398	347,008
Liberty Media Corp. - Liberty Formula One, Class A *	8,419	266,798
Liberty Media Corp. - Liberty Formula One, Class C *	60,514	2,001,803
Liberty Media Corp. - Liberty SiriusXM, Class A *	25,395	1,047,290
Liberty Media Corp. - Liberty SiriusXM, Class C *	49,097	2,026,233
Liberty TripAdvisor Holdings, Inc., Class A *	20,323	293,058
Lions Gate Entertainment Corp., Class A	17,000	325,720
Lions Gate Entertainment Corp., Class B	31,332	557,396
Live Nation Entertainment, Inc. *	41,377	2,164,017
Loral Space & Communications, Inc. *	3,815	170,378
Match Group, Inc. *	15,472	800,212
Meredith Corp.	13,718	707,300
MSG Networks, Inc., Class A *	18,579	474,693
National CineMedia, Inc.	18,547	165,996
Netflix, Inc. *	131,986	39,830,735
New Media Investment Group, Inc.	19,939	280,143
News Corp., Class A	121,207	1,598,720
News Corp., Class B	43,586	581,437
Nexstar Media Group, Inc., Class A	13,298	995,887
Omnicom Group, Inc.	67,829	5,041,051
Security	Number of Shares	Value ($)
Pandora Media, Inc. *	79,500	675,750
QuinStreet, Inc. *	10,517	167,220
Reading International, Inc., Class A *	4,446	64,556
Rosetta Stone, Inc. *	10,520	218,711
Saga Communications, Inc., Class A	1,496	52,420
Scholastic Corp.	8,161	354,024
Sinclair Broadcast Group, Inc., Class A	23,482	672,524
Sirius XM Holdings, Inc. (a)	387,713	2,334,032
Snap, Inc., Class A *(a)	203,472	1,344,950
Take-Two Interactive Software, Inc. *	34,476	4,442,922
TechTarget, Inc. *	5,500	111,760
TEGNA, Inc.	64,135	740,118
The E.W. Scripps Co., Class A	22,674	381,377
The Interpublic Group of Cos., Inc.	114,279	2,646,702
The Madison Square Garden Co., Class A *	5,129	1,418,784
The Marcus Corp.	6,272	244,733
The Meet Group, Inc. *	20,844	91,922
The New York Times Co., Class A	41,772	1,102,781
The Walt Disney Co.	449,764	51,646,400
Tribune Media Co., Class A	23,600	897,036
Tribune Publishing Co. *	7,731	116,661
TripAdvisor, Inc. *	31,398	1,637,092
TrueCar, Inc. *	24,896	283,316
Twenty-First Century Fox, Inc., Class A	317,390	14,447,593
Twenty-First Century Fox, Inc., Class B	148,969	6,730,419
Twitter, Inc. *	218,389	7,589,018
Viacom, Inc., Class A	2,300	81,351
Viacom, Inc., Class B	108,150	3,458,637
WideOpenWest, Inc. *	8,000	77,920
World Wrestling Entertainment, Inc., Class A	12,962	940,912
XO Group, Inc. *	8,056	278,818
Yelp, Inc. *	22,959	983,104
Zillow Group, Inc., Class A *	13,869	559,892
Zillow Group, Inc., Class C *	35,104	1,413,287
Zynga, Inc., Class A *	231,458	842,507
		612,561,190

Pharmaceuticals, Biotechnology & Life Sciences 8.0%
AbbVie, Inc.	459,645	35,783,363
Abeona Therapeutics, Inc. *	8,452	72,687
ACADIA Pharmaceuticals, Inc. *	31,120	606,218
Accelerate Diagnostics, Inc. *(a)	10,300	153,882
Acceleron Pharma, Inc. *	12,467	632,950
AcelRx Pharmaceuticals, Inc. *(a)	14,700	60,858
Acer Therapeutics, Inc. *	1,495	33,757
Achillion Pharmaceuticals, Inc. *	42,273	120,901
Aclaris Therapeutics, Inc. *	17,276	205,412
Acorda Therapeutics, Inc. *	15,538	296,931
Adamas Pharmaceuticals, Inc. *	7,885	130,497
ADMA Biologics, Inc. *	8,300	44,571
Aduro Biotech, Inc. *	14,579	61,815
Adverum Biotechnologies, Inc. *	12,177	51,143
Aerie Pharmaceuticals, Inc. *	11,893	632,470
Agenus, Inc. *	21,970	34,932
Agilent Technologies, Inc.	97,151	6,294,413
Agios Pharmaceuticals, Inc. *	15,576	982,223
Aimmune Therapeutics, Inc. *	12,240	325,339
Akcea Therapeutics, Inc. *(a)	4,993	111,444
Akebia Therapeutics, Inc. *	13,440	100,666
Akorn, Inc. *	31,657	211,152
Albireo Pharma, Inc. *	2,099	56,064
Alder Biopharmaceuticals, Inc. *	20,044	254,559
Aldeyra Therapeutics, Inc. *	5,100	54,927
Alexion Pharmaceuticals, Inc. *	67,689	7,585,906
Alkermes plc *	49,078	2,003,855

45
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Allakos, Inc. *	2,100	101,535
Allergan plc	96,695	15,278,777
Alnylam Pharmaceuticals, Inc. *	26,673	2,145,309
AMAG Pharmaceuticals, Inc. *	14,051	302,097
Amgen, Inc.	196,529	37,888,826
Amicus Therapeutics, Inc. *	54,931	614,129
Amneal Pharmaceuticals, Inc. *	22,808	420,808
Amphastar Pharmaceuticals, Inc. *	10,000	179,500
AnaptysBio, Inc. *	7,720	576,838
ANI Pharmaceuticals, Inc. *	2,423	117,588
Apellis Pharmaceuticals, Inc. *	13,300	186,067
Aptinyx, Inc. *	1,900	49,476
Aratana Therapeutics, Inc. *	10,100	59,994
Ardelyx, Inc. *	12,366	34,007
Arena Pharmaceuticals, Inc. *	14,694	523,988
ArQule, Inc. *	34,889	135,020
Array BioPharma, Inc. *	69,670	1,128,654
Arrowhead Pharmaceuticals, Inc. *	27,600	351,072
Assembly Biosciences, Inc. *	7,557	172,904
Assertio Therapeutics, Inc. *	18,832	91,429
Atara Biotherapeutics, Inc. *	13,618	465,327
Athenex, Inc. *	15,009	181,159
Athersys, Inc. *	39,400	73,678
Audentes Therapeutics, Inc. *	9,960	280,872
AVEO Pharmaceuticals, Inc. *(a)	28,629	70,141
Avid Bioservices, Inc. *	15,000	78,600
Avrobio, Inc. *	1,700	51,102
Bellicum Pharmaceuticals, Inc. *	18,491	75,258
Bio-Rad Laboratories, Inc., Class A *	6,345	1,731,233
Bio-Techne Corp.	11,787	1,976,916
BioCryst Pharmaceuticals, Inc. *	38,239	279,909
BioDelivery Sciences International, Inc. *	16,652	61,779
Biogen, Inc. *	61,122	18,597,591
Biohaven Pharmaceutical Holding Co., Ltd. *	8,384	302,243
BioMarin Pharmaceutical, Inc. *	54,351	5,009,532
BioSpecifics Technologies Corp. *	1,514	92,763
BioTime, Inc. *(a)	30,056	58,609
Bluebird Bio, Inc. *	16,268	1,865,940
Blueprint Medicines Corp. *	12,988	789,281
Bristol-Myers Squibb Co.	494,274	24,980,608
Bruker Corp.	32,654	1,023,050
Calithera Biosciences, Inc. *	9,145	43,164
Calyxt, Inc. *	2,501	30,112
Cambrex Corp. *	9,705	517,179
Cara Therapeutics, Inc. *	9,818	183,989
CareDx, Inc. *	10,800	281,988
CASI Pharmaceuticals, Inc. *	15,061	49,400
Catalent, Inc. *	43,774	1,765,843
Catalyst Pharmaceuticals, Inc. *	28,204	84,048
Celcuity, Inc. *	2,500	70,125
Celgene Corp. *	212,138	15,189,081
Cellular Biomedicine Group, Inc. *	2,900	36,888
Charles River Laboratories International, Inc. *	15,116	1,841,431
ChemoCentryx, Inc. *	6,077	65,753
Chimerix, Inc. *	15,000	52,350
Clearside Biomedical, Inc. *	8,122	44,021
Clovis Oncology, Inc. *	16,351	190,162
Codexis, Inc. *	17,581	273,736
Coherus Biosciences, Inc. *	17,100	199,899
Collegium Pharmaceutical, Inc. *	8,383	134,547
Concert Pharmaceuticals, Inc. *	4,499	67,125
Corbus Pharmaceuticals Holdings, Inc. *(a)	26,373	175,644
Corcept Therapeutics, Inc. *	30,000	352,500
Corium International, Inc. *	8,309	105,109
CorMedix, Inc. *	29,600	31,968
Security	Number of Shares	Value ($)
Crinetics Pharmaceuticals, Inc. *(a)	1,700	42,347
Cymabay Therapeutics, Inc. *	20,365	214,851
Cytokinetics, Inc. *	15,082	100,899
CytomX Therapeutics, Inc. *	15,748	224,566
Deciphera Pharmaceuticals, Inc. *	5,000	100,950
Denali Therapeutics, Inc. *(a)	19,735	285,565
Dermira, Inc. *	9,561	119,991
Dicerna Pharmaceuticals, Inc. *	12,000	157,920
Dova Pharmaceuticals, Inc. *(a)	3,704	68,746
Durect Corp. *	41,585	41,585
Dynavax Technologies Corp. *	18,807	186,001
Eagle Pharmaceuticals, Inc. *	3,541	174,359
Editas Medicine, Inc. *	12,965	328,403
Eli Lilly & Co.	290,157	31,464,625
Eloxx Pharmaceuticals, Inc. *	6,055	72,842
Emergent BioSolutions, Inc. *	13,059	799,080
Enanta Pharmaceuticals, Inc. *	4,706	363,115
Endo International plc *	64,200	1,087,548
Endocyte, Inc. *	22,642	535,483
Enzo Biochem, Inc. *	13,471	44,724
Epizyme, Inc. *	18,724	150,728
Esperion Therapeutics, Inc. *	8,439	383,384
Evolus, Inc. *	2,700	40,014
Exact Sciences Corp. *	36,694	2,607,109
Exelixis, Inc. *	88,611	1,229,035
EyePoint Pharmaceuticals, Inc. *	14,600	31,244
Fate Therapeutics, Inc. *	21,600	269,136
FibroGen, Inc. *	23,092	989,954
Five Prime Therapeutics, Inc. *	14,036	170,397
Flexion Therapeutics, Inc. *	11,400	154,356
Fluidigm Corp. *	11,100	79,920
G1 Therapeutics, Inc. *	7,400	296,074
Galectin Therapeutics, Inc. *(a)	8,013	34,536
Genomic Health, Inc. *	6,761	484,831
Geron Corp. *(a)	62,177	95,131
Gilead Sciences, Inc.	393,881	26,854,807
Global Blood Therapeutics, Inc. *	16,531	580,073
GlycoMimetics, Inc. *	11,422	143,689
GTx, Inc. *	3,100	4,929
Halozyme Therapeutics, Inc. *	41,295	641,311
Harvard Bioscience, Inc. *	19,392	76,792
Heron Therapeutics, Inc. *	21,651	601,032
Homology Medicines, Inc. *	2,700	50,814
Horizon Pharma plc *	51,166	931,733
Idera Pharmaceuticals, Inc. *	6,495	43,322
Illumina, Inc. *	44,364	13,803,859
ImmunoGen, Inc. *	46,115	250,404
Immunomedics, Inc. *	49,960	1,125,599
Incyte Corp. *	52,838	3,424,959
InflaRx N.V. *	3,600	115,920
Innoviva, Inc. *	21,393	298,646
Inovio Pharmaceuticals, Inc. *	24,594	121,248
Insmed, Inc. *	22,336	326,106
Insys Therapeutics, Inc. *(a)	7,600	64,828
Intellia Therapeutics, Inc. *	9,131	155,044
Intercept Pharmaceuticals, Inc. *	6,774	650,372
Intersect ENT, Inc. *	10,273	288,260
Intra-Cellular Therapies, Inc. *	15,000	254,700
Intrexon Corp. *	19,807	228,969
Invitae Corp. *	22,743	322,723
Ionis Pharmaceuticals, Inc. *	41,369	2,049,834
Iovance Biotherapeutics, Inc. *	41,432	376,203
IQVIA Holdings, Inc. *	48,885	6,009,433
Ironwood Pharmaceuticals, Inc. *	41,183	539,497
Jazz Pharmaceuticals plc *	18,389	2,920,541
Johnson & Johnson	812,739	113,775,333
Kadmon Holdings, Inc. *	44,130	104,588
Kala Pharmaceuticals, Inc. *	6,000	43,500

46
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
KalVista Pharmaceuticals, Inc. *	3,000	56,700
Karyopharm Therapeutics, Inc. *	22,733	239,606
Keryx Biopharmaceuticals, Inc. *	40,932	113,791
Kindred Biosciences, Inc. *	7,379	107,291
Kiniksa Pharmaceuticals Ltd., Class A *	2,600	49,504
Kura Oncology, Inc. *	10,835	117,776
La Jolla Pharmaceutical Co. *(a)	8,067	131,492
Lannett Co., Inc. *(a)	8,800	32,208
Lexicon Pharmaceuticals, Inc. *	18,214	142,616
Ligand Pharmaceuticals, Inc. *	6,860	1,130,597
Loxo Oncology, Inc. *	8,372	1,278,070
Luminex Corp.	12,900	371,133
MacroGenics, Inc. *	13,343	219,626
Madrigal Pharmaceuticals, Inc. *	2,520	480,967
Mallinckrodt plc *	25,602	641,586
MannKind Corp. *(a)	36,235	66,310
Marinus Pharmaceuticals, Inc. *	9,600	44,928
MediciNova, Inc. *(a)	10,435	101,846
Medpace Holdings, Inc. *	8,500	442,850
Melinta Therapeutics, Inc. *	11,816	31,076
Merck & Co., Inc.	805,842	59,318,030
Mersana Therapeutics, Inc. *	3,600	22,500
Mettler-Toledo International, Inc. *	7,611	4,161,847
MiMedx Group, Inc. *(a)	26,820	156,092
Minerva Neurosciences, Inc. *	8,467	92,883
Mirati Therapeutics, Inc. *	9,557	357,145
Momenta Pharmaceuticals, Inc. *	24,855	310,936
Mylan N.V. *	157,726	4,928,937
MyoKardia, Inc. *	9,949	526,700
Myriad Genetics, Inc. *	21,964	989,039
NanoString Technologies, Inc. *	7,153	110,228
Natera, Inc. *	11,323	248,653
Nektar Therapeutics *	51,372	1,987,069
NeoGenomics, Inc. *	24,585	453,347
Neurocrine Biosciences, Inc. *	27,155	2,909,658
Novavax, Inc. *	145,049	255,286
Ocular Therapeutix, Inc. *	8,789	43,593
Odonate Therapeutics, Inc. *	3,000	43,500
Omeros Corp. *(a)	14,156	216,162
OPKO Health, Inc. *(a)	102,014	344,807
Optinose, Inc. *	3,900	41,262
Organovo Holdings, Inc. *	33,744	34,081
Osiris Therapeutics, Inc. *	7,000	68,460
Pacific Biosciences of California, Inc. *	47,700	212,265
Pacira Pharmaceuticals, Inc. *	13,130	641,926
Palatin Technologies, Inc. *	56,900	51,199
Paratek Pharmaceuticals, Inc. *(a)	6,458	48,112
PDL BioPharma, Inc. *	77,011	191,757
PerkinElmer, Inc.	33,812	2,924,062
Perrigo Co., plc	37,373	2,627,322
Pfenex, Inc. *	8,600	34,142
Pfizer, Inc.	1,773,807	76,380,129
Phibro Animal Health Corp., Class A	6,184	265,417
PolarityTE, Inc. *(a)	4,800	73,152
Portola Pharmaceuticals, Inc. *	19,694	387,775
PRA Health Sciences, Inc. *	17,085	1,655,024
Prestige Consumer Healthcare, Inc. *	16,455	595,013
Progenics Pharmaceuticals, Inc. *	22,368	112,064
Proteostasis Therapeutics, Inc. *	7,700	47,817
Prothena Corp. plc *	10,508	130,299
PTC Therapeutics, Inc. *	13,895	535,235
Puma Biotechnology, Inc. *	9,637	357,051
Quanterix Corp. *	2,695	47,189
Ra Pharmaceuticals, Inc. *	5,300	75,896
Radius Health, Inc. *	14,153	224,042
Reata Pharmaceuticals, Inc., Class A *	5,354	315,511
Regeneron Pharmaceuticals, Inc. *	23,576	7,997,922
REGENXBIO, Inc. *	9,180	612,031
Security	Number of Shares	Value ($)
Repligen Corp. *	13,319	722,156
Retrophin, Inc. *	12,048	309,152
Revance Therapeutics, Inc. *	9,440	205,509
Rhythm Pharmaceuticals, Inc. *	7,427	208,030
Rigel Pharmaceuticals, Inc. *	48,200	138,334
Rocket Pharmaceuticals, Inc. *	6,899	109,280
Rubius Therapeutics, Inc. *	3,100	50,933
Sage Therapeutics, Inc. *	14,820	1,907,038
Sangamo Therapeutics, Inc. *	32,121	406,973
Sarepta Therapeutics, Inc. *	19,152	2,561,772
Savara, Inc. *	7,058	63,522
Scholar Rock Holding Corp. *	1,652	38,805
Seattle Genetics, Inc. *	33,414	1,875,528
Selecta Biosciences, Inc. *	4,100	21,074
Seres Therapeutics, Inc. *	8,036	55,207
Sienna Biopharmaceuticals, Inc. *	5,000	46,150
SIGA Technologies, Inc. *	12,274	59,283
Solid Biosciences, Inc. *	4,300	137,600
Sorrento Therapeutics, Inc. *(a)	30,339	96,781
Spark Therapeutics, Inc. *	9,444	424,886
Spectrum Pharmaceuticals, Inc. *	35,369	420,891
Spring Bank Pharmaceuticals, Inc. *	3,900	39,195
Stemline Therapeutics, Inc. *	9,825	147,179
Supernus Pharmaceuticals, Inc. *	16,821	800,007
Syneos Health, Inc. *	18,611	849,220
Synergy Pharmaceuticals, Inc. *(a)	70,870	29,532
Synlogic, Inc. *	4,700	37,177
Syros Pharmaceuticals, Inc. *	5,676	37,348
T2 Biosystems, Inc. *	9,688	50,862
Teligent, Inc. *(a)	12,899	41,406
TESARO, Inc. *	13,296	383,988
Tetraphase Pharmaceuticals, Inc. *	15,558	31,894
TG Therapeutics, Inc. *	20,100	91,455
The Medicines Co. *	19,822	461,060
TherapeuticsMD, Inc. *	66,164	323,542
Theravance Biopharma, Inc. *	13,214	320,704
Thermo Fisher Scientific, Inc.	121,771	28,451,794
Tocagen, Inc. *	5,300	55,438
Tricida, Inc. *	4,700	126,900
Ultragenyx Pharmaceutical, Inc. *	14,142	685,180
United Therapeutics Corp. *	12,938	1,434,307
Vanda Pharmaceuticals, Inc. *	18,529	351,495
Veracyte, Inc. *	9,000	133,650
Verastem, Inc. *	25,230	127,916
Vericel Corp. *	16,052	178,980
Vertex Pharmaceuticals, Inc. *	77,886	13,198,562
Viking Therapeutics, Inc. *	13,300	180,880
Voyager Therapeutics, Inc. *	5,214	70,754
Waters Corp. *	23,123	4,386,202
WaVe Life Sciences Ltd. *	5,086	237,465
Xencor, Inc. *	14,064	460,174
Xeris Pharmaceuticals, Inc. *	1,981	43,424
Zafgen, Inc. *	10,000	97,100
ZIOPHARM Oncology, Inc. *(a)	53,154	105,245
Zoetis, Inc.	146,089	13,169,923
Zogenix, Inc. *	13,013	543,423
		675,205,948

Real Estate 3.7%
Acadia Realty Trust	23,300	648,672
Agree Realty Corp.	9,120	522,302
Alexander & Baldwin, Inc.	18,788	367,118
Alexander's, Inc.	1,396	439,754
Alexandria Real Estate Equities, Inc.	31,761	3,882,147
Altisource Portfolio Solutions S.A. *(a)	3,227	81,417
American Assets Trust, Inc.	12,467	478,234
American Campus Communities, Inc.	40,300	1,592,253

47
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
American Finance Trust, Inc.	16,100	215,257
American Homes 4 Rent, Class A	73,536	1,549,404
American Tower Corp.	133,823	20,850,962
Americold Realty Trust	18,605	460,474
Apartment Investment & Management Co., Class A	46,504	2,001,532
Apple Hospitality REIT, Inc.	64,311	1,039,909
Armada Hoffler Properties, Inc.	12,316	184,494
Ashford Hospitality Trust, Inc.	26,337	135,636
AvalonBay Communities, Inc.	42,263	7,412,085
Bluerock Residential Growth REIT, Inc.	7,000	66,290
Boston Properties, Inc.	46,632	5,631,280
Braemar Hotels & Resorts, Inc.	9,906	105,400
Brandywine Realty Trust	52,990	745,039
Brixmor Property Group, Inc.	94,079	1,524,080
Camden Property Trust	27,600	2,491,452
CareTrust REIT, Inc.	25,181	444,696
CatchMark Timber Trust, Inc., Class A	13,467	119,183
CBL & Associates Properties, Inc.	58,797	194,030
CBRE Group, Inc., Class A *	93,758	3,777,510
Cedar Realty Trust, Inc.	47,813	180,255
Chatham Lodging Trust	14,496	282,672
Chesapeake Lodging Trust	18,078	531,312
CIM Commercial Trust Corp.	4,212	72,868
City Office REIT, Inc.	14,341	158,038
Clipper Realty, Inc.	4,400	59,136
Colony Capital, Inc.	149,352	876,696
Columbia Property Trust, Inc.	32,857	737,640
Community Healthcare Trust, Inc.	5,328	158,348
Consolidated-Tomoka Land Co.	2,000	115,840
CoreCivic, Inc.	34,616	777,475
CorEnergy Infrastructure Trust, Inc.	3,577	129,237
CorePoint Lodging, Inc.	10,845	177,533
CoreSite Realty Corp.	10,911	1,024,106
Corporate Office Properties Trust	33,772	872,668
Cousins Properties, Inc.	137,143	1,139,658
Crown Castle International Corp.	125,746	13,673,620
CubeSmart	55,291	1,602,333
CyrusOne, Inc.	31,726	1,688,775
DiamondRock Hospitality Co.	65,967	689,355
Digital Realty Trust, Inc.	62,343	6,437,538
Douglas Emmett, Inc.	48,015	1,737,663
Duke Realty Corp.	107,356	2,959,805
Easterly Government Properties, Inc.	15,310	278,183
EastGroup Properties, Inc.	11,067	1,060,108
Empire State Realty Trust, Inc., Class A	44,686	708,720
EPR Properties	22,282	1,531,665
Equinix, Inc.	24,085	9,121,953
Equity Commonwealth	35,010	1,042,598
Equity LifeStyle Properties, Inc.	26,634	2,521,973
Equity Residential	112,134	7,284,225
Essential Properties Realty Trust, Inc.	9,100	123,760
Essex Property Trust, Inc.	20,333	5,099,110
eXp World Holdings, Inc. *(a)	10,600	110,240
Extra Space Storage, Inc.	37,978	3,420,299
Farmland Partners, Inc. (a)	11,264	77,158
Federal Realty Investment Trust	21,882	2,714,462
First Industrial Realty Trust, Inc.	37,440	1,149,408
Forest City Realty Trust, Inc., Class A	79,247	1,993,855
Forestar Group, Inc. *	2,213	39,834
Four Corners Property Trust, Inc.	19,682	513,307
Franklin Street Properties Corp.	44,230	307,841
Front Yard Residential Corp.	16,297	151,073
FRP Holdings, Inc. *	2,400	116,328
Gaming & Leisure Properties, Inc.	59,942	2,019,446
Getty Realty Corp.	10,767	288,879
Gladstone Commercial Corp.	10,000	189,900
Gladstone Land Corp.	4,200	52,542
Security	Number of Shares	Value ($)
Global Medical REIT, Inc.	6,100	55,876
Global Net Lease, Inc.	25,740	521,235
Government Properties Income Trust (a)	32,152	283,902
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,120	396,740
HCP, Inc.	142,438	3,924,167
Healthcare Realty Trust, Inc.	37,231	1,037,256
Healthcare Trust of America, Inc., Class A	63,847	1,676,622
Hersha Hospitality Trust	10,000	175,600
HFF, Inc., Class A	12,184	447,762
Highwoods Properties, Inc.	30,966	1,320,390
Hospitality Properties Trust	49,894	1,278,284
Host Hotels & Resorts, Inc.	226,840	4,334,912
Hudson Pacific Properties, Inc.	46,600	1,411,980
Independence Realty Trust, Inc.	28,267	280,126
Industrial Logistics Properties Trust (a)	6,140	132,563
InfraREIT, Inc.	14,958	314,417
Innovative Industrial Properties, Inc.	3,735	153,098
Investors Real Estate Trust	37,463	203,424
Invitation Homes, Inc.	89,358	1,955,153
Iron Mountain, Inc.	87,813	2,687,956
iStar, Inc.	19,869	208,625
JBG SMITH Properties	32,193	1,206,594
Jernigan Capital, Inc.	3,937	77,047
Jones Lang LaSalle, Inc.	13,375	1,768,978
Kennedy-Wilson Holdings, Inc.	36,365	690,208
Kilroy Realty Corp.	30,100	2,073,288
Kimco Realty Corp.	129,976	2,091,314
Kite Realty Group Trust	30,883	489,187
Lamar Advertising Co., Class A	25,440	1,865,261
LaSalle Hotel Properties	31,416	1,037,042
Lexington Realty Trust	67,448	524,071
Liberty Property Trust	43,915	1,838,721
Life Storage, Inc.	13,940	1,312,590
LTC Properties, Inc.	12,155	519,869
Mack-Cali Realty Corp.	28,080	570,024
Marcus & Millichap, Inc. *	8,470	294,078
Maui Land & Pineapple Co., Inc. *	3,129	35,264
MedEquities Realty Trust, Inc.	9,955	82,328
Medical Properties Trust, Inc.	108,526	1,612,696
Mid-America Apartment Communities, Inc.	34,106	3,332,497
Monmouth Real Estate Investment Corp.	25,066	374,987
National Health Investors, Inc.	12,560	922,658
National Retail Properties, Inc.	48,117	2,249,470
National Storage Affiliates Trust	16,811	447,677
New Century Financial Corp. *(c)	3,600	—
New Senior Investment Group, Inc.	31,775	181,753
Newmark Group, Inc., Class A	6,400	62,336
NexPoint Residential Trust, Inc.	6,034	215,052
NorthStar Realty Europe Corp.	15,816	212,251
Omega Healthcare Investors, Inc.	59,589	1,987,293
One Liberty Properties, Inc.	6,071	157,421
Outfront Media, Inc.	41,403	733,661
Paramount Group, Inc.	57,038	815,073
Park Hotels & Resorts, Inc.	60,535	1,759,752
Pebblebrook Hotel Trust	19,844	668,941
Pennsylvania Real Estate Investment Trust	18,917	169,307
Physicians Realty Trust	57,100	946,718
Piedmont Office Realty Trust, Inc., Class A	41,069	740,063
PotlatchDeltic Corp.	19,658	712,603
Preferred Apartment Communities, Inc., Class A	15,145	255,193
Prologis, Inc.	190,891	12,306,743
PS Business Parks, Inc.	6,633	866,270
Public Storage	45,426	9,333,680
QTS Realty Trust, Inc., Class A	15,589	597,370
Ramco-Gershenson Properties Trust	22,500	298,800

48
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Rayonier, Inc.	39,768	1,200,994
RE/MAX Holdings, Inc., Class A	6,136	229,425
Realogy Holdings Corp. (a)	39,454	752,388
Realty Income Corp.	86,993	5,243,068
Redfin Corp. *(a)	19,820	306,219
Regency Centers Corp.	50,884	3,224,010
Retail Opportunity Investments Corp.	38,973	685,535
Retail Properties of America, Inc., Class A	66,408	814,826
Retail Value, Inc. *	4,625	129,546
Rexford Industrial Realty, Inc.	29,098	921,534
RLJ Lodging Trust	54,567	1,060,782
Ryman Hospitality Properties, Inc.	15,518	1,204,042
Sabra Health Care REIT, Inc.	53,191	1,151,585
Safety Income & Growth, Inc.	2,548	45,813
Saul Centers, Inc.	4,700	224,472
SBA Communications Corp. *	34,734	5,632,813
Select Income REIT	26,950	509,625
Senior Housing Properties Trust	72,748	1,169,060
Seritage Growth Properties, Class A (a)	8,831	335,755
Simon Property Group, Inc.	93,949	17,241,520
SITE Centers Corp.	46,256	574,962
SL Green Realty Corp.	26,111	2,382,890
Spirit MTA REIT	14,101	151,022
Spirit Realty Capital, Inc.	127,471	996,823
STAG Industrial, Inc.	28,487	753,766
STORE Capital Corp.	55,624	1,614,765
Stratus Properties, Inc. *	4,296	123,940
Summit Hotel Properties, Inc.	33,392	384,676
Sun Communities, Inc.	25,869	2,599,058
Sunstone Hotel Investors, Inc.	69,249	1,002,033
Tanger Factory Outlet Centers, Inc.	28,674	638,283
Taubman Centers, Inc.	18,717	1,029,622
Tejon Ranch Co. *	6,903	131,157
Terreno Realty Corp.	17,403	651,394
The GEO Group, Inc.	36,192	800,205
The Howard Hughes Corp. *	11,600	1,293,632
The Macerich Co.	31,566	1,629,437
The RMR Group, Inc., Class A	1,889	143,337
The St. Joe Co. *	18,800	285,572
Tier REIT, Inc.	13,943	302,145
UDR, Inc.	80,012	3,135,670
UMH Properties, Inc.	10,800	154,764
Uniti Group, Inc.	52,251	1,000,084
Universal Health Realty Income Trust	4,004	256,656
Urban Edge Properties	33,842	693,423
Urstadt Biddle Properties, Inc., Class A	9,781	194,740
Ventas, Inc.	108,141	6,276,504
VEREIT, Inc.	298,349	2,186,898
VICI Properties, Inc.	20,000	431,800
Vornado Realty Trust	52,352	3,564,124
Washington Prime Group, Inc.	59,455	380,512
Washington Real Estate Investment Trust	23,930	666,929
Weingarten Realty Investors	38,578	1,084,813
Welltower, Inc.	113,512	7,499,738
Weyerhaeuser Co.	231,898	6,175,444
Whitestone REIT	10,368	139,553
WP Carey, Inc.	31,914	2,106,643
Xenia Hotels & Resorts, Inc.	34,928	717,770
		312,434,061

Retailing 5.8%
1-800-FLOWERS.COM, Inc., Class A *	7,004	73,192
Aaron's, Inc.	20,363	959,708
Abercrombie & Fitch Co., Class A	20,814	410,036
Advance Auto Parts, Inc.	22,876	3,654,670
Amazon.com, Inc. *	124,027	198,196,386
America's Car-Mart, Inc. *	2,070	155,043
Security	Number of Shares	Value ($)
American Eagle Outfitters, Inc.	50,369	1,161,509
Asbury Automotive Group, Inc. *	5,904	384,350
Ascena Retail Group, Inc. *	50,000	192,500
At Home Group, Inc. *	9,100	248,794
AutoNation, Inc. *	17,377	703,421
AutoZone, Inc. *	7,987	5,858,225
Barnes & Noble Education, Inc. *	11,182	63,849
Barnes & Noble, Inc.	16,068	101,710
Bed Bath & Beyond, Inc.	44,734	614,645
Best Buy Co., Inc.	73,776	5,176,124
Big Lots, Inc.	12,600	523,152
Booking Holdings, Inc. *	14,337	26,875,853
Boot Barn Holdings, Inc. *	8,400	207,312
Burlington Stores, Inc. *	20,270	3,476,102
Caleres, Inc.	13,090	447,678
Camping World Holdings, Inc., Class A (a)	12,348	211,768
CarMax, Inc. *	54,692	3,714,134
Carvana Co. *	9,838	381,223
Chico's FAS, Inc.	43,544	333,982
Citi Trends, Inc.	3,906	98,939
Conn's, Inc. *	7,143	198,433
Core-Mark Holding Co., Inc.	15,301	587,711
Dick's Sporting Goods, Inc.	23,982	848,243
Dillard's, Inc., Class A (a)	6,379	449,209
Dollar General Corp.	80,059	8,916,971
Dollar Tree, Inc. *	72,246	6,090,338
DSW, Inc., Class A	21,162	561,851
Duluth Holdings, Inc., Class B *	2,900	89,117
eBay, Inc. *	283,457	8,228,757
Etsy, Inc. *	35,757	1,520,388
Expedia Group, Inc.	36,510	4,579,449
Express, Inc. *	20,816	183,389
Five Below, Inc. *	17,005	1,935,509
Floor & Decor Holdings, Inc., Class A *	17,107	437,597
Foot Locker, Inc.	34,591	1,630,620
Francesca's Holdings Corp. *	9,978	30,333
Funko, Inc., Class A *	2,900	54,665
Gaia, Inc. *	3,400	49,674
GameStop Corp., Class A	31,567	460,878
Genesco, Inc. *	5,469	234,019
Genuine Parts Co.	44,190	4,327,085
GNC Holdings, Inc., Class A *	19,716	72,555
Group 1 Automotive, Inc.	7,222	416,998
Groupon, Inc. *	121,403	396,988
GrubHub, Inc. *	27,881	2,585,684
Guess?, Inc.	16,800	356,832
Haverty Furniture Cos., Inc.	5,712	115,839
Hibbett Sports, Inc. *	5,715	99,841
J.C. Penney Co., Inc. *(a)	104,289	153,305
Kirkland's, Inc. *	5,229	52,865
Kohl's Corp.	51,196	3,877,073
L Brands, Inc.	71,432	2,315,825
Lands' End, Inc. *	5,100	83,181
Leaf Group Ltd. *	5,920	51,800
Liberty Expedia Holdings, Inc., Class A *	16,707	725,418
Liquidity Services, Inc. *	7,644	45,405
Lithia Motors, Inc., Class A	8,149	725,913
LKQ Corp. *	94,217	2,569,298
Lowe's Cos., Inc.	245,567	23,382,890
Lumber Liquidators Holdings, Inc. *	7,601	90,908
Macy's, Inc.	91,500	3,137,535
MarineMax, Inc. *	6,661	151,604
Monro, Inc.	10,101	751,514
Murphy USA, Inc. *	9,482	764,534
National Vision Holdings, Inc. *	14,179	587,436
Nordstrom, Inc.	34,883	2,294,255
Nutrisystem, Inc.	8,776	312,075
O'Reilly Automotive, Inc. *	24,202	7,762,792

49
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Office Depot, Inc.	162,879	416,970
Ollie's Bargain Outlet Holdings, Inc. *	16,361	1,519,937
Overstock.com, Inc. *(a)	6,591	132,611
Party City Holdco, Inc. *	16,146	169,049
Penske Automotive Group, Inc.	10,386	460,931
PetMed Express, Inc.	5,544	154,899
Pool Corp.	12,516	1,824,207
Quotient Technology, Inc. *	29,476	379,356
Qurate Retail, Inc. *	137,925	3,026,075
Rent-A-Center, Inc. *	14,742	210,074
RH *(a)	5,698	659,316
Ross Stores, Inc.	114,318	11,317,482
Sally Beauty Holdings, Inc. *	38,688	689,033
Shoe Carnival, Inc.	3,214	130,906
Shutterfly, Inc. *	9,939	496,950
Shutterstock, Inc.	5,148	210,450
Signet Jewelers Ltd.	15,365	861,208
Sleep Number Corp. *	10,441	379,739
Sonic Automotive, Inc., Class A	7,037	127,510
Sportsman's Warehouse Holdings, Inc. *	10,300	51,809
Stamps.com, Inc. *	5,076	1,026,215
Stitch Fix, Inc., Class A *(a)	7,900	208,244
Tailored Brands, Inc.	15,557	326,853
Target Corp.	159,527	13,341,243
The Buckle, Inc. (a)	7,969	162,568
The Cato Corp., Class A	7,100	136,888
The Children's Place, Inc.	4,850	724,590
The Container Store Group, Inc. *	4,504	26,619
The Gap, Inc.	68,721	1,876,083
The Home Depot, Inc.	346,139	60,878,927
The Michaels Cos., Inc. *	28,615	453,548
The TJX Cos., Inc.	189,662	20,840,061
Tiffany & Co.	33,138	3,688,259
Tile Shop Holdings, Inc.	13,900	90,350
Tilly's, Inc., Class A	8,425	149,460
Tractor Supply Co.	36,574	3,360,785
Ulta Salon, Cosmetics & Fragrance, Inc. *	17,263	4,739,039
Urban Outfitters, Inc. *	23,531	928,533
Vitamin Shoppe, Inc. *	7,200	55,944
Wayfair, Inc., Class A *	18,608	2,052,276
Weyco Group, Inc.	1,892	59,863
Williams-Sonoma, Inc.	23,713	1,408,078
Winmark Corp.	768	118,034
Zumiez, Inc. *	5,244	121,975
		489,511,851

Semiconductors & Semiconductor Equipment 3.5%
Adesto Technologies Corp. *	7,400	29,526
Advanced Energy Industries, Inc. *	13,710	589,941
Advanced Micro Devices, Inc. *	258,247	4,702,678
Alpha & Omega Semiconductor Ltd. *	6,543	60,654
Amkor Technology, Inc. *	44,787	320,227
Analog Devices, Inc.	111,897	9,366,898
Applied Materials, Inc.	298,867	9,826,747
Aquantia Corp. *	7,600	72,656
Axcelis Technologies, Inc. *	8,582	148,125
AXT, Inc. *	10,674	70,342
Broadcom, Inc.	130,841	29,241,655
Brooks Automation, Inc.	21,375	663,266
Cabot Microelectronics Corp.	8,583	837,872
CEVA, Inc. *	6,184	152,374
Cirrus Logic, Inc. *	18,141	679,199
Cohu, Inc.	12,667	263,474
Cree, Inc. *	29,870	1,159,553
CyberOptics Corp. *	2,095	44,288
Cypress Semiconductor Corp.	108,481	1,403,744
Diodes, Inc. *	15,221	459,522
Security	Number of Shares	Value ($)
DSP Group, Inc. *	6,300	77,049
Entegris, Inc.	44,467	1,180,154
First Solar, Inc. *	22,479	939,622
FormFactor, Inc. *	28,020	342,965
GSI Technology, Inc. *	8,500	50,235
Ichor Holdings Ltd. *(a)	8,793	156,076
Impinj, Inc. *(a)	5,438	106,585
Inphi Corp. *	13,242	423,744
Integrated Device Technology, Inc. *	38,603	1,807,006
Intel Corp.	1,396,395	65,462,998
KLA-Tencor Corp.	46,509	4,257,434
Kopin Corp. *	19,600	43,708
Kulicke & Soffa Industries, Inc.	19,505	396,537
Lam Research Corp.	48,277	6,842,299
Lattice Semiconductor Corp. *	35,433	212,952
MACOM Technology Solutions Holdings, Inc. *	13,284	186,906
Marvell Technology Group Ltd.	175,006	2,871,848
Maxim Integrated Products, Inc.	85,401	4,271,758
MaxLinear, Inc. *	20,732	402,408
Microchip Technology, Inc.	71,366	4,694,457
Micron Technology, Inc. *	350,134	13,207,054
MKS Instruments, Inc.	17,568	1,294,586
Monolithic Power Systems, Inc.	12,439	1,469,295
Nanometrics, Inc. *	7,752	248,529
NeoPhotonics Corp. *	9,737	77,896
NVE Corp.	1,664	140,941
NVIDIA Corp.	184,190	38,832,778
ON Semiconductor Corp. *	126,777	2,155,209
PDF Solutions, Inc. *	9,699	77,592
Photronics, Inc. *	18,000	175,320
Pixelworks, Inc. *	8,973	37,507
Power Integrations, Inc.	10,349	582,856
Qorvo, Inc. *	37,986	2,792,351
QUALCOMM, Inc.	426,097	26,797,240
Rambus, Inc. *	28,897	251,693
Rudolph Technologies, Inc. *	9,279	192,910
Semtech Corp. *	19,476	875,251
Silicon Laboratories, Inc. *	12,798	1,043,421
Skyworks Solutions, Inc.	53,617	4,651,811
SMART Global Holdings, Inc. *	3,678	103,021
SolarEdge Technologies, Inc. *(a)	12,768	494,505
SunPower Corp. *(a)	15,500	93,155
Synaptics, Inc. *	10,518	394,846
Teradyne, Inc.	56,053	1,931,026
Texas Instruments, Inc.	294,144	27,305,388
Ultra Clean Holdings, Inc. *	13,767	144,829
Universal Display Corp.	12,607	1,550,787
Veeco Instruments, Inc. *	13,473	128,128
Versum Materials, Inc.	34,410	1,085,980
Xilinx, Inc.	77,266	6,596,198
Xperi Corp.	13,448	174,824
		289,726,409

Software & Services 10.7%
2U, Inc. *	18,536	1,166,100
8x8, Inc. *	29,501	507,122
A10 Networks, Inc. *	15,072	87,568
Accenture plc, Class A	193,547	30,506,878
ACI Worldwide, Inc. *	34,350	861,842
Adobe Systems, Inc. *	148,365	36,462,182
Agilysys, Inc. *	5,175	84,197
Akamai Technologies, Inc. *	50,634	3,658,307
Alarm.com Holdings, Inc. *	10,395	462,370
Alliance Data Systems Corp.	14,274	2,943,013
Altair Engineering, Inc., Class A *	9,060	345,548
Alteryx, Inc., Class A *	9,010	477,440

50
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Amber Road, Inc. *	7,500	66,750
American Software, Inc., Class A	9,461	108,896
ANSYS, Inc. *	25,166	3,763,575
Appfolio, Inc., Class A *	3,289	187,802
Appian Corp. *	7,930	203,880
Apptio, Inc., Class A *	10,523	272,546
Aspen Technology, Inc. *	22,076	1,874,032
Asure Software, Inc. *	3,700	41,218
Autodesk, Inc. *	66,333	8,573,540
Automatic Data Processing, Inc.	132,563	19,099,677
Avalara, Inc. *	2,200	73,744
Avaya Holdings Corp. *	31,213	512,517
Benefitfocus, Inc. *	6,772	240,609
Black Knight, Inc. *	42,191	2,057,655
Blackbaud, Inc.	15,208	1,090,718
Blackline, Inc. *	11,746	544,779
Booz Allen Hamilton Holding Corp.	41,758	2,068,691
Bottomline Technologies de, Inc. *	10,637	708,850
Box, Inc., Class A *	46,681	840,258
Brightcove, Inc. *	8,000	64,160
Broadridge Financial Solutions, Inc.	34,520	4,036,769
CA, Inc.	93,712	4,157,064
CACI International, Inc., Class A *	7,913	1,412,154
Cadence Design Systems, Inc. *	87,200	3,886,504
Carbon Black, Inc. *	2,460	40,516
Carbonite, Inc. *	9,694	331,632
Cardtronics plc, Class A *	11,156	302,997
Cass Information Systems, Inc.	3,141	207,620
CDK Global, Inc.	38,362	2,195,841
Ceridian HCM Holding, Inc. *(a)	6,289	238,793
ChannelAdvisor Corp. *	6,900	79,902
Cision Ltd. *	25,097	371,185
Citrix Systems, Inc. *	39,186	4,015,389
Cloudera, Inc. *	35,100	482,976
Cognizant Technology Solutions Corp., Class A	175,481	12,113,453
CommVault Systems, Inc. *	12,491	727,226
Conduent, Inc. *	57,352	1,095,423
ConvergeOne Holdings, Inc.	7,369	68,679
CoreLogic, Inc. *	23,819	967,528
Cornerstone OnDemand, Inc. *	15,855	780,859
Coupa Software, Inc. *	15,203	985,610
CSG Systems International, Inc.	10,871	381,572
Dell Technologies, Inc., Class V *	60,399	5,459,466
Digimarc Corp. *	3,542	89,010
DocuSign, Inc. *	6,123	256,799
Domo, Inc., Class B *	2,700	43,821
Dropbox, Inc., Class A *	13,367	313,723
DXC Technology Co.	85,859	6,253,111
Ebix, Inc.	6,724	385,352
Ellie Mae, Inc. *	10,328	684,540
Endurance International Group Holdings, Inc. *	22,190	219,015
Envestnet, Inc. *	13,876	721,830
EPAM Systems, Inc. *	15,352	1,834,103
Euronet Worldwide, Inc. *	16,088	1,788,664
Everbridge, Inc. *	7,799	396,423
Everi Holdings, Inc. *	19,772	142,358
EVERTEC, Inc.	18,404	479,976
Evo Payments, Inc., Class A *	10,100	239,774
Exela Technologies, Inc. *	13,300	81,130
ExlService Holdings, Inc. *	11,709	750,547
Fair Isaac Corp. *	9,202	1,773,317
Fidelity National Information Services, Inc.	99,389	10,346,395
FireEye, Inc. *	57,885	1,070,294
First Data Corp., Class A *	171,481	3,213,554
Fiserv, Inc. *	121,978	9,672,855
Five9, Inc. *	16,946	666,995
Security	Number of Shares	Value ($)
FleetCor Technologies, Inc. *	26,931	5,387,008
ForeScout Technologies, Inc. *	8,171	225,029
Fortinet, Inc. *	43,145	3,545,656
Gartner, Inc. *	27,926	4,119,644
Genpact Ltd.	41,585	1,139,845
Global Payments, Inc.	48,017	5,484,982
GoDaddy, Inc., Class A *	50,985	3,730,572
GreenSky, Inc., Class A *	12,400	163,432
GTT Communications, Inc. *(a)	10,486	376,447
Guidewire Software, Inc. *	23,874	2,124,070
Hortonworks, Inc. *	25,206	450,179
HubSpot, Inc. *	10,780	1,462,307
I3 Verticals, Inc., Class A *	1,974	42,421
Imperva, Inc. *	10,762	595,677
Information Services Group, Inc. *	16,112	66,220
Instructure, Inc. *	12,043	449,686
Internap Corp. *	4,100	35,137
International Business Machines Corp.	275,971	31,855,333
International Money Express, Inc. *	3,982	48,142
Intuit, Inc.	78,182	16,496,402
j2 Global, Inc.	14,745	1,074,026
Jack Henry & Associates, Inc.	23,381	3,503,175
Leidos Holdings, Inc.	44,714	2,896,573
Limelight Networks, Inc. *	37,860	152,576
LivePerson, Inc. *	20,467	462,554
LiveRamp Holdings, Inc. *	23,737	1,084,306
LogMeIn, Inc.	16,690	1,437,343
Manhattan Associates, Inc. *	20,160	962,438
ManTech International Corp., Class A	8,531	488,656
Mastercard, Inc., Class A	275,904	54,537,944
MAXIMUS, Inc.	19,172	1,245,605
Microsoft Corp.	2,322,119	248,025,530
MicroStrategy, Inc., Class A *	3,504	441,399
MINDBODY, Inc., Class A *	9,380	298,659
Mitek Systems, Inc. *	10,165	93,213
MobileIron, Inc. *	35,146	169,931
Model N, Inc. *	7,661	117,673
MoneyGram International, Inc. *	9,037	38,317
MongoDB, Inc. *	7,623	621,275
Monotype Imaging Holdings, Inc.	12,486	218,880
New Relic, Inc. *	13,447	1,200,145
NIC, Inc.	18,419	245,157
Nuance Communications, Inc. *	84,163	1,463,595
Nutanix, Inc., Class A *	21,730	902,012
Okta, Inc. *	23,157	1,351,443
OneSpan, Inc. *	9,000	132,075
Oracle Corp.	854,509	41,734,220
Paychex, Inc.	96,335	6,308,979
Paycom Software, Inc. *	15,363	1,923,448
Paylocity Holding Corp. *	10,750	707,243
PayPal Holdings, Inc. *	359,206	30,241,553
Pegasystems, Inc.	12,704	679,918
Perficient, Inc. *	10,300	257,706
Perspecta, Inc.	44,165	1,081,601
Pivotal Software, Inc., Class A *	12,041	245,636
Pluralsight, Inc., Class A *	5,847	131,031
Presidio, Inc.	9,102	121,967
PRGX Global, Inc. *	6,500	55,770
Progress Software Corp.	13,446	432,154
Proofpoint, Inc. *	15,251	1,387,078
PROS Holdings, Inc. *	10,118	333,085
PTC, Inc. *	31,578	2,602,343
Q2 Holdings, Inc. *	10,596	564,025
QAD, Inc., Class A	3,753	159,240
Qualys, Inc. *	10,638	757,851
Rapid7, Inc. *	14,865	538,708
RealPage, Inc. *	21,740	1,152,220
Red Hat, Inc. *	53,750	9,225,650

51
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
RingCentral, Inc., Class A *	20,750	1,612,898
Sabre Corp.	76,952	1,896,867
SailPoint Technologies Holding, Inc. *	18,974	494,083
salesforce.com, Inc. *	229,155	31,449,232
Science Applications International Corp.	13,156	914,474
SendGrid, Inc. *	8,800	319,616
ServiceNow, Inc. *	54,366	9,842,421
ServiceSource International, Inc. *	26,733	35,555
ShotSpotter, Inc. *	2,300	88,964
Smartsheet, Inc., Class A *	3,345	79,143
Splunk, Inc. *	44,803	4,473,132
SPS Commerce, Inc. *	5,412	503,803
Square, Inc., Class A *	91,726	6,737,275
SS&C Technologies Holdings, Inc.	61,331	3,137,694
Switch, Inc., Class A	9,655	85,640
Sykes Enterprises, Inc. *	12,854	394,232
Symantec Corp.	191,963	3,484,128
Synopsys, Inc. *	44,127	3,950,690
Tableau Software, Inc., Class A *	21,875	2,333,625
Telenav, Inc. *	9,800	41,748
Tenable Holdings, Inc. *	3,200	91,136
Teradata Corp. *	35,492	1,291,909
The Hackett Group, Inc.	13,598	278,351
The Rubicon Project, Inc. *	13,000	44,330
The Trade Desk, Inc., Class A *	10,604	1,310,124
The Ultimate Software Group, Inc. *	9,281	2,474,593
The Western Union Co.	133,362	2,405,850
TiVo Corp.	38,279	421,069
Total System Services, Inc.	51,129	4,660,408
Travelport Worldwide Ltd.	38,062	569,408
TTEC Holdings, Inc.	4,849	120,837
Twilio, Inc., Class A *	23,396	1,759,847
Tyler Technologies, Inc. *	12,072	2,555,160
Unisys Corp. *	15,300	281,673
Upland Software, Inc. *	4,500	141,930
Varonis Systems, Inc. *	8,690	530,698
Verint Systems, Inc. *	19,441	887,870
VeriSign, Inc. *	32,048	4,568,122
VirnetX Holding Corp. *(a)	16,000	52,800
Virtusa Corp. *	8,862	439,467
Visa, Inc., Class A	537,553	74,101,681
VMware, Inc., Class A *	22,507	3,182,265
WEX, Inc. *	12,778	2,248,417
Workday, Inc., Class A *	44,668	5,941,737
Workiva, Inc. *	8,050	274,425
Worldpay, Inc., Class A *	91,911	8,441,106
Yext, Inc. *	18,500	355,570
Zendesk, Inc. *	33,057	1,817,143
Zix Corp. *	17,000	114,580
Zscaler, Inc. *	4,048	146,902
Zuora, Inc., Class A *	3,163	64,588
		900,772,539

Technology Hardware & Equipment 6.0%
3D Systems Corp. *	36,503	440,956
Acacia Communications, Inc. *	9,855	339,702
ADTRAN, Inc.	19,268	258,962
Aerohive Networks, Inc. *	10,367	39,706
Amphenol Corp., Class A	90,730	8,120,335
Anixter International, Inc. *	8,709	572,094
Apple, Inc.	1,389,523	304,111,004
Applied Optoelectronics, Inc. *(a)	6,000	117,780
Arista Networks, Inc. *	15,432	3,554,761
Arlo Technologies, Inc. *(a)	2,900	39,411
ARRIS International plc *	50,235	1,249,344
Arrow Electronics, Inc. *	25,993	1,759,986
Avid Technology, Inc. *	9,400	49,820
Security	Number of Shares	Value ($)
Avnet, Inc.	34,118	1,367,108
AVX Corp.	19,251	321,107
Badger Meter, Inc.	8,931	438,601
Bel Fuse, Inc., Class B	3,500	77,000
Belden, Inc.	12,455	673,193
Benchmark Electronics, Inc.	13,708	299,246
CalAmp Corp. *	10,260	204,584
Calix, Inc. *	12,108	88,388
Casa Systems, Inc. *	8,800	126,720
CDW Corp.	46,366	4,173,404
Ciena Corp. *	43,840	1,370,438
Cisco Systems, Inc.	1,382,925	63,268,819
Clearfield, Inc. *	3,291	39,558
Cognex Corp.	52,971	2,269,278
Coherent, Inc. *	7,289	897,567
CommScope Holding Co., Inc. *	60,532	1,456,400
Comtech Telecommunications Corp.	6,802	189,912
Control4 Corp. *	7,683	214,509
Corning, Inc.	243,572	7,782,125
Cray, Inc. *	14,399	326,713
CTS Corp.	10,207	272,425
Daktronics, Inc.	14,170	103,583
Diebold Nixdorf, Inc.	20,377	79,470
Digi International, Inc. *	9,100	105,560
Dolby Laboratories, Inc., Class A	20,574	1,415,697
EchoStar Corp., Class A *	15,207	616,644
Electro Scientific Industries, Inc. *	9,900	287,100
Electronics For Imaging, Inc. *	15,455	470,605
ePlus, Inc. *	3,969	336,889
Extreme Networks, Inc. *	36,200	200,910
F5 Networks, Inc. *	18,110	3,174,321
Fabrinet *	11,108	481,199
FARO Technologies, Inc. *	6,085	307,536
Finisar Corp. *	34,402	574,169
Fitbit, Inc., Class A *	59,085	279,472
FLIR Systems, Inc.	41,150	1,905,656
Harmonic, Inc. *	28,370	156,319
Hewlett Packard Enterprise Co.	448,617	6,841,409
HP, Inc.	480,089	11,589,348
II-VI, Inc. *	17,499	651,488
Immersion Corp. *	10,166	101,762
Infinera Corp. *	49,462	274,019
Inseego Corp. *	13,900	49,067
Insight Enterprises, Inc. *	11,782	609,012
InterDigital, Inc.	11,287	800,813
IPG Photonics Corp. *	10,888	1,454,092
Iteris, Inc. *	8,305	35,878
Itron, Inc. *	10,420	543,299
Jabil, Inc.	45,500	1,125,215
Juniper Networks, Inc.	102,492	2,999,941
KEMET Corp. *	15,604	339,855
Keysight Technologies, Inc. *	56,562	3,228,559
Kimball Electronics, Inc. *	11,150	205,160
Knowles Corp. *	30,607	495,221
KVH Industries, Inc. *	5,000	61,750
Littelfuse, Inc.	7,649	1,385,693
Lumentum Holdings, Inc. *	19,330	1,056,384
Maxwell Technologies, Inc. *	14,267	41,945
Mesa Laboratories, Inc.	1,023	186,892
Methode Electronics, Inc.	11,479	339,778
Motorola Solutions, Inc.	48,845	5,986,443
MTS Systems Corp.	7,714	365,258
Napco Security Technologies, Inc. *	3,300	46,431
National Instruments Corp.	35,723	1,749,355
NCR Corp. *	34,751	933,064
NetApp, Inc.	79,169	6,213,975
NETGEAR, Inc. *	11,132	617,603
NetScout Systems, Inc. *	23,875	603,083

52
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
nLight, Inc. *	1,656	29,543
Novanta, Inc. *	9,852	573,485
Oclaro, Inc. *	53,376	438,751
OSI Systems, Inc. *	4,732	327,265
Palo Alto Networks, Inc. *	27,941	5,114,321
PAR Technology Corp. *	3,100	54,870
Park Electrochemical Corp.	6,594	116,450
PC Connection, Inc.	4,382	145,219
PCM, Inc. *	2,500	47,175
Plantronics, Inc.	11,458	675,678
Plexus Corp. *	10,389	606,718
Pure Storage, Inc., Class A *	51,600	1,041,288
Quantenna Communications, Inc. *	8,500	152,660
Ribbon Communications, Inc. *	15,542	105,686
Rogers Corp. *	5,520	679,291
Sanmina Corp. *	22,139	560,117
ScanSource, Inc. *	7,330	284,990
Seagate Technology plc	80,033	3,219,728
SYNNEX Corp.	13,580	1,053,944
TE Connectivity Ltd.	104,998	7,918,949
Tech Data Corp. *	11,557	816,618
TESSCO Technologies, Inc.	4,025	48,642
Trimble, Inc. *	77,886	2,911,379
TTM Technologies, Inc. *	28,872	337,802
Ubiquiti Networks, Inc. (a)	6,997	651,351
USA Technologies, Inc. *	18,263	105,925
ViaSat, Inc. *	18,056	1,151,251
Viavi Solutions, Inc. *	71,700	826,701
Vishay Intertechnology, Inc.	38,514	704,806
Vishay Precision Group, Inc. *	4,093	132,818
Western Digital Corp.	88,199	3,798,731
Xerox Corp.	65,784	1,833,400
Zebra Technologies Corp., Class A *	16,191	2,692,563
		507,095,993

Telecommunication Services 1.9%
AT&T, Inc.	2,199,044	67,466,670
ATN International, Inc.	3,250	274,593
Bandwidth, Inc., Class A *	1,300	69,368
Boingo Wireless, Inc. *	12,610	395,071
CenturyLink, Inc.	287,811	5,940,419
Cincinnati Bell, Inc. *	14,894	211,346
Cogent Communications Holdings, Inc.	12,036	625,631
Consolidated Communications Holdings, Inc.	23,577	295,184
Frontier Communications Corp. (a)	31,111	149,644
Globalstar, Inc. *	173,777	60,422
Gogo, Inc. *(a)	16,000	91,520
Iridium Communications, Inc. *	28,965	573,797
NII Holdings, Inc. *	28,127	174,950
Ooma, Inc. *	5,157	77,561
ORBCOMM, Inc. *	28,696	273,473
Pareteum Corp. *(a)	15,774	34,230
pdvWireless, Inc. *	2,756	111,618
Shenandoah Telecommunications Co.	13,220	502,624
Spok Holdings, Inc.	11,300	158,426
Sprint Corp. *	168,605	1,031,863
T-Mobile US, Inc. *	95,219	6,527,262
Telephone & Data Systems, Inc.	27,653	852,542
United States Cellular Corp. *	5,400	257,958
Verizon Communications, Inc.	1,250,249	71,376,715
Vonage Holdings Corp. *	65,275	865,547
Windstream Holdings, Inc. *	10,608	43,705
Zayo Group Holdings, Inc. *	63,064	1,884,352
		160,326,491

Security	Number of Shares	Value ($)
Transportation 2.0%
Air Transport Services Group, Inc. *	17,427	341,569
Alaska Air Group, Inc.	37,433	2,299,135
Allegiant Travel Co.	4,000	456,560
AMERCO	2,275	742,742
American Airlines Group, Inc.	124,708	4,374,757
ArcBest Corp.	9,560	354,867
Atlas Air Worldwide Holdings, Inc. *	7,665	395,667
Avis Budget Group, Inc. *	20,631	580,144
C.H. Robinson Worldwide, Inc.	42,134	3,751,190
Covenant Transportation Group, Inc., Class A *	3,000	75,090
CSX Corp.	246,761	16,991,962
Daseke, Inc. *	20,197	122,798
Delta Air Lines, Inc.	189,875	10,391,859
Eagle Bulk Shipping, Inc. *	21,200	105,788
Echo Global Logistics, Inc. *	10,195	262,113
Expeditors International of Washington, Inc.	52,909	3,554,427
FedEx Corp.	73,634	16,224,516
Forward Air Corp.	9,608	576,384
Genco Shipping & Trading Ltd. *	3,574	39,385
Genesee & Wyoming, Inc., Class A *	17,960	1,422,971
Hawaiian Holdings, Inc.	15,015	519,669
Heartland Express, Inc.	16,083	313,136
Hertz Global Holdings, Inc. *	16,276	223,795
Hub Group, Inc., Class A *	10,614	486,334
JB Hunt Transport Services, Inc.	26,274	2,906,167
JetBlue Airways Corp. *	93,303	1,560,959
Kansas City Southern	30,812	3,141,592
Kirby Corp. *	16,437	1,182,478
Knight-Swift Transportation Holdings, Inc.	38,199	1,222,368
Landstar System, Inc.	12,492	1,250,324
Macquarie Infrastructure Corp.	22,861	844,714
Marten Transport Ltd.	11,035	212,534
Matson, Inc.	12,004	421,100
Mesa Air Group, Inc. *	2,843	41,081
Norfolk Southern Corp.	84,541	14,188,516
Old Dominion Freight Line, Inc.	19,621	2,558,971
Radiant Logistics, Inc. *	10,193	55,450
Ryder System, Inc.	16,655	921,188
Saia, Inc. *	7,487	470,633
Schneider National, Inc., Class B	8,373	183,118
SkyWest, Inc.	15,802	905,297
Southwest Airlines Co.	156,533	7,685,770
Spirit Airlines, Inc. *	20,360	1,056,684
Union Pacific Corp.	223,393	32,664,524
United Continental Holdings, Inc. *	69,129	5,911,221
United Parcel Service, Inc., Class B	210,123	22,386,504
Universal Logistics Holdings, Inc.	3,300	89,661
US Xpress Enterprises, Inc., Class A *	5,200	50,076
USA Truck, Inc. *	2,951	58,046
Werner Enterprises, Inc.	13,355	429,897
XPO Logistics, Inc. *	38,957	3,481,977
YRC Worldwide, Inc. *	8,600	71,036
		170,558,744

Utilities 3.0%
AES Corp.	199,059	2,902,280
ALLETE, Inc.	15,875	1,174,750
Alliant Energy Corp.	69,919	3,005,119
Ameren Corp.	73,284	4,732,681
American Electric Power Co., Inc.	148,964	10,927,999
American States Water Co.	10,712	655,789
American Water Works Co., Inc.	54,676	4,840,466
Aqua America, Inc.	53,112	1,727,733

53
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
AquaVenture Holdings Ltd. *	3,900	65,325
Artesian Resources Corp., Class A	6,006	219,760
Atmos Energy Corp.	33,890	3,154,481
Avangrid, Inc.	18,024	847,308
Avista Corp.	19,029	978,471
Black Hills Corp.	15,569	926,356
Cadiz, Inc. *(a)	6,356	70,679
California Water Service Group	15,402	646,884
CenterPoint Energy, Inc.	147,478	3,983,381
Chesapeake Utilities Corp.	5,602	445,079
Clearway Energy, Inc., Class A	15,000	291,300
Clearway Energy, Inc., Class C	21,212	415,967
CMS Energy Corp.	86,305	4,273,824
Connecticut Water Service, Inc.	3,873	267,702
Consolidated Edison, Inc.	94,125	7,153,500
Dominion Energy, Inc.	196,824	14,057,170
DTE Energy Co.	54,768	6,155,923
Duke Energy Corp.	215,376	17,796,519
Edison International	98,370	6,825,894
El Paso Electric Co.	12,777	728,928
Entergy Corp.	55,509	4,659,981
Evergy, Inc.	81,450	4,560,385
Eversource Energy	95,557	6,044,936
Exelon Corp.	290,864	12,742,752
FirstEnergy Corp.	149,156	5,560,536
Hawaiian Electric Industries, Inc.	33,618	1,253,951
IDACORP, Inc.	15,700	1,464,182
MDU Resources Group, Inc.	59,086	1,474,787
MGE Energy, Inc.	10,683	667,474
Middlesex Water Co.	5,055	227,475
National Fuel Gas Co.	24,680	1,339,877
New Jersey Resources Corp.	25,620	1,155,462
NextEra Energy, Inc.	143,008	24,668,880
NiSource, Inc.	108,591	2,753,868
Northwest Natural Holding Co.	8,913	577,473
NorthWestern Corp.	17,370	1,020,661
NRG Energy, Inc.	90,779	3,285,292
OGE Energy Corp.	59,474	2,149,985
ONE Gas, Inc.	15,994	1,262,087
Ormat Technologies, Inc.	14,969	765,964
Otter Tail Corp.	12,255	552,333
Pattern Energy Group, Inc., Class A	29,420	527,206
PG&E Corp. *	157,803	7,386,758
Pinnacle West Capital Corp.	33,403	2,747,397
PNM Resources, Inc.	24,000	921,840
Portland General Electric Co.	26,720	1,204,538
PPL Corp.	213,611	6,493,774
Public Service Enterprise Group, Inc.	152,854	8,166,989
Pure Cycle Corp. *	8,000	80,720
RGC Resources, Inc.	2,000	56,760
SCANA Corp.	44,294	1,773,975
Sempra Energy	83,267	9,169,362
SJW Group.	4,895	297,273
South Jersey Industries, Inc.	24,836	733,655
Southwest Gas Holdings, Inc.	16,424	1,269,082
Spire, Inc.	15,079	1,094,434
TerraForm Power, Inc., Class A	22,688	255,694
The Southern Co.	306,760	13,813,403
The York Water Co.	4,611	143,586
UGI Corp.	52,438	2,782,360
Unitil Corp.	4,900	232,799
Vectren Corp.	24,298	1,738,036
Vistra Energy Corp. *	120,424	2,725,195
Security	Number of Shares	Value ($)
WEC Energy Group, Inc.	94,917	6,492,323
Xcel Energy, Inc.	153,132	7,504,999
		255,071,767
Total Common Stock
(Cost $5,288,783,063)		8,380,887,671

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(c)	8,178	15,620

Media & Entertainment 0.0%
Media General, Inc. CVR *(c)	18,400	1,566

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
FRD Acquisition Co. CVR *(c)	8,700	—
Total Rights
(Cost $15,620)		17,186

Other Investment Company 0.2% of net assets

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 2.07% (d)	16,590,873	16,590,873
Total Other Investment Company
(Cost $16,590,873)		16,590,873
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
Sumitomo Mitsui Banking Corp.
1.54%, 11/01/18 (e)	50,926,933	50,926,933
Total Short-Term Investment
(Cost $50,926,933)		50,926,933

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini expires 12/21/18	58	4,384,510	65,564
S&P 500 Index, e-mini, expires 12/21/18	187	25,348,785	316,155
Net Unrealized Appreciation			381,719
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $16,242,587.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.

54
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
55
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of October 31, 2018

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.6%
Aptiv plc	1,678	128,870
Garrett Motion, Inc. *	320	4,854
Gentex Corp.	1,336	28,123
Lear Corp.	54	7,177
Tesla, Inc. *	992	334,622
Thor Industries, Inc.	299	20,822
Visteon Corp. *	131	10,354
		534,822

Banks 0.2%
BOK Financial Corp.	43	3,686
Comerica, Inc.	65	5,302
East West Bancorp, Inc.	77	4,038
Pinnacle Financial Partners, Inc.	250	13,075
Signature Bank	243	26,706
SVB Financial Group *	297	70,457
Synovus Financial Corp.	72	2,704
Texas Capital Bancshares, Inc. *	236	15,394
Western Alliance Bancorp *	428	20,647
		162,009

Capital Goods 8.0%
3M Co.	3,488	663,627
A.O. Smith Corp.	1,054	47,989
Air Lease Corp.	41	1,562
Allegion plc	583	49,981
Allison Transmission Holdings, Inc.	836	36,851
AMETEK, Inc.	316	21,197
Armstrong World Industries, Inc. *	322	19,883
BWX Technologies, Inc.	724	42,325
Caterpillar, Inc.	3,908	474,119
Cummins, Inc.	407	55,633
Curtiss-Wright Corp.	21	2,299
Deere & Co.	2,370	320,993
Donaldson Co., Inc.	890	45,639
Emerson Electric Co.	3,266	221,696
Fastenal Co.	2,103	108,115
Fortive Corp.	1,975	146,644
Fortune Brands Home & Security, Inc.	438	19,636
Gardner Denver Holdings, Inc. *	239	6,467
General Dynamics Corp.	855	147,556
Graco, Inc.	1,214	49,325
Harris Corp.	866	128,783
HD Supply Holdings, Inc. *	420	15,779
HEICO Corp.	282	23,640
HEICO Corp., Class A	560	37,330
Hexcel Corp.	133	7,783
Honeywell International, Inc.	3,393	491,374
Hubbell, Inc.	266	27,052
Huntington Ingalls Industries, Inc.	266	58,116
IDEX Corp.	529	67,088
Illinois Tool Works, Inc.	2,449	312,419
Ingersoll-Rand plc	972	93,254
Security	Number of Shares	Value ($)
Lennox International, Inc.	243	51,246
Lincoln Electric Holdings, Inc.	453	36,652
Lockheed Martin Corp.	1,660	487,791
Masco Corp.	1,531	45,930
MSC Industrial Direct Co., Inc., Class A	142	11,511
Nordson Corp.	392	48,087
Northrop Grumman Corp.	1,185	310,411
Parker-Hannifin Corp.	171	25,929
Quanta Services, Inc. *	307	9,578
Raytheon Co.	2,104	368,284
Resideo Technologies, Inc. *	563	11,855
Rockwell Automation, Inc.	899	148,092
Rockwell Collins, Inc.	164	20,995
Roper Technologies, Inc.	136	38,474
Sensata Technologies Holding plc *	682	31,986
Spirit AeroSystems Holdings, Inc., Class A	769	64,604
Textron, Inc.	302	16,196
The Boeing Co.	3,968	1,408,084
The Middleby Corp. *	232	26,054
The Toro Co.	752	42,360
TransDigm Group, Inc. *	354	116,908
United Rentals, Inc. *	607	72,882
Univar, Inc. *	147	3,619
W.W. Grainger, Inc.	333	94,562
WABCO Holdings, Inc. *	384	41,261
Wabtec Corp.	221	18,126
Watsco, Inc.	188	27,858
Welbilt, Inc. *	938	17,559
Xylem, Inc.	741	48,595
		7,389,644

Commercial & Professional Services 1.0%
Cintas Corp.	636	115,669
Copart, Inc. *	1,475	72,142
CoStar Group, Inc. *	262	94,692
Equifax, Inc.	239	24,244
KAR Auction Services, Inc.	933	53,125
Republic Services, Inc.	117	8,504
Robert Half International, Inc.	883	53,448
Rollins, Inc.	702	41,558
The Dun & Bradstreet Corp.	115	16,362
TransUnion	1,350	88,763
Verisk Analytics, Inc. *	1,175	140,812
Waste Management, Inc.	2,680	239,780
		949,099

Consumer Durables & Apparel 1.5%
Brunswick Corp.	77	4,003
Carter's, Inc.	340	32,633
Columbia Sportswear Co.	29	2,618
D.R. Horton, Inc.	1,465	52,681
Hanesbrands, Inc.	2,637	45,251
Hasbro, Inc.	665	60,987
Lennar Corp., B Shares	47	1,681
Lennar Corp., Class A	1,142	49,083
lululemon Athletica, Inc. *	716	100,763
Mattel, Inc. *	543	7,374

56
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Michael Kors Holdings Ltd. *	554	30,697
NIKE, Inc., Class B	9,187	689,392
NVR, Inc. *	23	51,498
Polaris Industries, Inc.	422	37,550
PulteGroup, Inc.	601	14,767
Skechers U.S.A., Inc., Class A *	461	13,171
Tapestry, Inc.	409	17,305
Tempur Sealy International, Inc. *	343	15,850
Toll Brothers, Inc.	528	17,772
Under Armour, Inc., Class A *	1,023	22,619
Under Armour, Inc., Class C *	1,060	21,020
VF Corp.	1,818	150,676
		1,439,391

Consumer Services 2.2%
Bright Horizons Family Solutions, Inc. *	348	39,989
Chipotle Mexican Grill, Inc. *	179	82,399
Choice Hotels International, Inc.	251	18,423
Darden Restaurants, Inc.	453	48,267
Domino's Pizza, Inc.	308	82,787
Dunkin' Brands Group, Inc.	614	44,552
Extended Stay America, Inc.	801	13,040
frontdoor, Inc. *	490	16,685
Grand Canyon Education, Inc. *	347	43,271
H&R Block, Inc.	285	7,564
Hilton Grand Vacations, Inc. *	712	19,131
Hilton Worldwide Holdings, Inc.	2,045	145,543
International Game Technology plc	57	1,057
Las Vegas Sands Corp.	1,601	81,699
Marriott International, Inc., Class A	2,105	246,054
McDonald's Corp.	1,102	194,944
MGM Resorts International	353	9,418
Service Corp. International	585	24,260
ServiceMaster Global Holdings, Inc. *	994	42,623
Six Flags Entertainment Corp.	513	27,630
Starbucks Corp.	9,618	560,441
The Wendy's Co.	1,375	23,705
Vail Resorts, Inc.	294	73,888
Wyndham Destinations, Inc.	732	26,264
Wyndham Hotels & Resorts, Inc.	719	35,440
Wynn Resorts Ltd.	754	75,852
Yum China Holdings, Inc.	234	8,443
Yum! Brands, Inc.	671	60,665
		2,054,034

Diversified Financials 3.2%
American Express Co.	3,542	363,870
Ameriprise Financial, Inc.	175	22,267
Berkshire Hathaway, Inc., Class B *	1,791	367,657
Capital One Financial Corp.	270	24,111
Cboe Global Markets, Inc.	764	86,217
CME Group, Inc.	223	40,863
Credit Acceptance Corp. *	75	31,832
Discover Financial Services	1,145	79,772
E*TRADE Financial Corp.	427	21,102
Eaton Vance Corp.	850	38,293
Evercore, Inc., Class A	290	23,690
FactSet Research Systems, Inc.	274	61,310
Interactive Brokers Group, Inc., Class A	483	23,865
Intercontinental Exchange, Inc.	2,157	166,175
Lazard Ltd., Class A	764	30,361
LPL Financial Holdings, Inc.	637	39,239
MarketAxess Holdings, Inc.	271	56,821
Moody's Corp.	1,221	177,631
Morningstar, Inc.	129	16,099
MSCI, Inc.	637	95,792
Security	Number of Shares	Value ($)
Northern Trust Corp.	432	40,638
OneMain Holdings, Inc. *	41	1,169
Raymond James Financial, Inc.	283	21,703
S&P Global, Inc.	1,838	335,104
Santander Consumer USA Holdings, Inc.	87	1,631
SEI Investments Co.	966	51,633
State Street Corp.	166	11,413
Synchrony Financial	1,907	55,074
T. Rowe Price Group, Inc.	1,609	156,057
TD Ameritrade Holding Corp.	2,061	106,595
The Charles Schwab Corp. (a)	8,764	405,247
Virtu Financial, Inc., Class A	309	7,330
Voya Financial, Inc.	85	3,720
		2,964,281

Energy 0.8%
Anadarko Petroleum Corp.	1,269	67,511
Antero Resources Corp. *	942	14,968
Apache Corp.	166	6,280
Cabot Oil & Gas Corp.	2,361	57,207
Cheniere Energy, Inc. *	1,170	70,680
Cimarex Energy Co.	86	6,834
Concho Resources, Inc. *	182	25,314
Continental Resources, Inc. *	305	16,067
Diamondback Energy, Inc.	185	20,786
EOG Resources, Inc.	484	50,984
Halliburton Co.	6,397	221,848
Kosmos Energy Ltd. *	316	2,051
Newfield Exploration Co. *	513	10,363
ONEOK, Inc.	1,243	81,541
Parsley Energy, Inc., Class A *	1,342	31,430
Pioneer Natural Resources Co.	684	100,733
RPC, Inc.	170	2,530
		787,127

Food & Staples Retailing 1.1%
Costco Wholesale Corp.	3,200	731,616
Sprouts Farmers Market, Inc. *	906	24,362
Sysco Corp.	3,487	248,728
U.S. Foods Holding Corp. *	100	2,917
		1,007,623

Food, Beverage & Tobacco 4.0%
Altria Group, Inc.	13,872	902,235
Brown-Forman Corp., Class A	383	17,760
Brown-Forman Corp., Class B	2,048	94,904
Campbell Soup Co.	907	33,931
Constellation Brands, Inc., Class A	1,149	228,915
General Mills, Inc.	218	9,548
Kellogg Co.	917	60,045
Keurig Dr Pepper, Inc.	1,316	34,216
McCormick & Co., Inc. - Non Voting Shares	56	8,064
Monster Beverage Corp. *	2,914	154,005
PepsiCo, Inc.	9,205	1,034,458
Post Holdings, Inc. *	272	24,050
The Coca-Cola Co.	21,752	1,041,486
The Hershey Co.	926	99,221
		3,742,838

Health Care Equipment & Services 6.2%
ABIOMED, Inc. *	312	106,454
Aetna, Inc.	847	168,045
Align Technology, Inc. *	580	128,296
AmerisourceBergen Corp.	1,152	101,376

57
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
athenahealth, Inc. *	287	36,604
Baxter International, Inc.	414	25,879
Becton, Dickinson & Co.	176	40,568
Boston Scientific Corp. *	7,755	280,266
Cantel Medical Corp.	279	22,083
Centene Corp. *	1,308	170,458
Cerner Corp. *	1,035	59,285
Chemed Corp.	113	34,389
Cigna Corp.	685	146,460
DaVita, Inc. *	496	33,401
DexCom, Inc. *	644	85,504
Edwards Lifesciences Corp. *	1,536	226,714
Encompass Health Corp.	717	48,254
Express Scripts Holding Co. *	340	32,970
HCA Healthcare, Inc.	1,442	192,550
Henry Schein, Inc. *	168	13,944
Hill-Rom Holdings, Inc.	309	25,981
Humana, Inc.	954	305,671
ICU Medical, Inc. *	117	29,803
IDEXX Laboratories, Inc. *	627	132,999
Insulet Corp. *	434	38,283
Integra LifeSciences Holdings Corp. *	395	21,160
Intuitive Surgical, Inc. *	822	428,410
Laboratory Corp. of America Holdings *	44	7,064
Masimo Corp. *	330	38,148
McKesson Corp.	188	23,455
Molina Healthcare, Inc. *	382	48,426
Penumbra, Inc. *	225	30,600
Premier, Inc., Class A *	131	5,895
ResMed, Inc.	1,027	108,780
Stryker Corp.	2,499	405,388
Teleflex, Inc.	66	15,889
The Cooper Cos., Inc.	56	14,465
UnitedHealth Group, Inc.	7,002	1,829,973
Varian Medical Systems, Inc. *	671	80,097
Veeva Systems, Inc., Class A *	885	80,845
WellCare Health Plans, Inc. *	340	93,837
West Pharmaceutical Services, Inc.	122	12,922
		5,731,591

Household & Personal Products 0.8%
Church & Dwight Co., Inc.	1,520	90,242
Colgate-Palmolive Co.	1,153	68,661
Energizer Holdings, Inc.	240	14,105
Herbalife Nutrition Ltd. *	159	8,468
Kimberly-Clark Corp.	2,220	231,546
Nu Skin Enterprises, Inc., Class A	136	9,550
Spectrum Brands Holdings, Inc.	131	8,509
The Clorox Co.	816	121,135
The Estee Lauder Cos., Inc., Class A	1,590	218,530
		770,746

Insurance 1.0%
Alleghany Corp.	13	7,809
American International Group, Inc.	956	39,473
Aon plc	1,788	279,250
Arch Capital Group Ltd. *	436	12,369
Axis Capital Holdings Ltd.	56	3,124
Brown & Brown, Inc.	85	2,395
Erie Indemnity Co., Class A	141	18,286
Everest Re Group Ltd.	118	25,708
Markel Corp. *	9	9,839
Marsh & McLennan Cos., Inc.	1,729	146,533
RenaissanceRe Holdings Ltd.	24	2,932
Security	Number of Shares	Value ($)
The Progressive Corp.	4,246	295,946
The Travelers Cos., Inc.	384	48,050
		891,714

Materials 1.8%
Avery Dennison Corp.	636	57,698
Axalta Coating Systems Ltd. *	598	14,759
Berry Global Group, Inc. *	478	20,850
Celanese Corp.	622	60,297
Crown Holdings, Inc. *	938	39,668
Eagle Materials, Inc.	298	22,004
Ecolab, Inc.	845	129,412
FMC Corp.	392	30,607
Graphic Packaging Holding Co.	469	5,164
International Flavors & Fragrances, Inc.	351	50,776
International Paper Co.	346	15,694
Linde plc	2,471	408,876
LyondellBasell Industries N.V., Class A	1,123	100,250
Martin Marietta Materials, Inc.	420	71,938
NewMarket Corp.	53	20,456
Packaging Corp. of America	683	62,706
Platform Specialty Products Corp. *	896	9,695
PPG Industries, Inc.	123	12,926
Royal Gold, Inc.	203	15,556
RPM International, Inc.	201	12,295
Sealed Air Corp.	620	20,063
Silgan Holdings, Inc.	185	4,445
Southern Copper Corp.	587	22,506
Steel Dynamics, Inc.	256	10,138
The Chemours Co.	1,290	42,583
The Scotts Miracle-Gro Co.	149	9,944
The Sherwin-Williams Co.	610	240,017
Vulcan Materials Co.	905	91,532
W.R. Grace & Co.	355	23,000
Westlake Chemical Corp.	250	17,825
		1,643,680

Media & Entertainment 11.8%
Activision Blizzard, Inc.	5,513	380,673
Alphabet, Inc., Class A *	2,189	2,387,280
Alphabet, Inc., Class C *	2,230	2,401,197
AMC Networks, Inc., Class A *	318	18,628
Cable One, Inc.	31	27,768
CBS Corp., Class B - Non Voting Shares	2,406	137,984
Charter Communications, Inc., Class A *	902	288,974
Electronic Arts, Inc. *	2,207	200,793
Facebook, Inc., Class A *	17,420	2,644,182
IAC/InterActiveCorp *	544	106,945
Lions Gate Entertainment Corp., Class A	42	805
Lions Gate Entertainment Corp., Class B	89	1,583
Live Nation Entertainment, Inc. *	1,007	52,666
Match Group, Inc. *	374	19,343
Netflix, Inc. *	3,052	921,033
Omnicom Group, Inc.	1,079	80,191
Sirius XM Holdings, Inc.	9,446	56,865
Take-Two Interactive Software, Inc. *	496	63,919
The Interpublic Group of Cos., Inc.	265	6,137
The Madison Square Garden Co., Class A *	16	4,426
The Walt Disney Co.	7,818	897,741
TripAdvisor, Inc. *	751	39,157
Twitter, Inc. *	5,177	179,901
Zillow Group, Inc., Class A *	295	11,909
Zillow Group, Inc., Class C *	650	26,169
		10,956,269

58
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 7.4%
AbbVie, Inc.	11,099	864,057
Agios Pharmaceuticals, Inc. *	342	21,567
Alexion Pharmaceuticals, Inc. *	1,296	145,243
Alkermes plc *	1,144	46,710
Alnylam Pharmaceuticals, Inc. *	578	46,489
Amgen, Inc.	4,462	860,229
Bio-Techne Corp.	273	45,788
Biogen, Inc. *	1,397	425,065
BioMarin Pharmaceutical, Inc. *	1,287	118,623
Bluebird Bio, Inc. *	267	30,625
Bristol-Myers Squibb Co.	6,371	321,990
Bruker Corp.	301	9,430
Catalent, Inc. *	247	9,964
Celgene Corp. *	5,137	367,809
Charles River Laboratories International, Inc. *	250	30,455
Eli Lilly & Co.	4,300	466,292
Exact Sciences Corp. *	887	63,021
Exelixis, Inc. *	2,167	30,056
Gilead Sciences, Inc.	7,060	481,351
Illumina, Inc. *	1,074	334,175
Incyte Corp. *	1,288	83,488
Ionis Pharmaceuticals, Inc. *	908	44,991
Jazz Pharmaceuticals plc *	392	62,258
Johnson & Johnson	3,539	495,425
Merck & Co., Inc.	1,306	96,135
Mettler-Toledo International, Inc. *	182	99,521
Nektar Therapeutics *	1,150	44,482
Neurocrine Biosciences, Inc. *	654	70,076
PRA Health Sciences, Inc. *	415	40,201
Regeneron Pharmaceuticals, Inc. *	584	198,116
Sage Therapeutics, Inc. *	335	43,108
Sarepta Therapeutics, Inc. *	465	62,198
Seattle Genetics, Inc. *	787	44,174
TESARO, Inc. *	272	7,855
Thermo Fisher Scientific, Inc.	171	39,954
Vertex Pharmaceuticals, Inc. *	1,866	316,212
Waters Corp. *	520	98,639
Zoetis, Inc.	3,546	319,672
		6,885,444

Real Estate 2.2%
Alexandria Real Estate Equities, Inc.	60	7,334
American Tower Corp.	3,211	500,306
CBRE Group, Inc., Class A *	1,109	44,682
Colony Capital, Inc.	229	1,344
CoreSite Realty Corp.	270	25,342
Crown Castle International Corp.	2,287	248,688
Equinix, Inc.	580	219,669
Equity LifeStyle Properties, Inc.	611	57,856
Extra Space Storage, Inc.	774	69,707
Gaming & Leisure Properties, Inc.	538	18,125
Hudson Pacific Properties, Inc.	150	4,545
Lamar Advertising Co., Class A	550	40,326
Life Storage, Inc.	27	2,542
Omega Healthcare Investors, Inc.	125	4,169
Public Storage	1,085	222,935
SBA Communications Corp. *	831	134,763
Simon Property Group, Inc.	2,070	379,886
Taubman Centers, Inc.	430	23,654
The Howard Hughes Corp. *	115	12,825
		2,018,698

Security	Number of Shares	Value ($)
Retailing 10.4%
Advance Auto Parts, Inc.	160	25,562
Amazon.com, Inc. *	2,978	4,758,874
AutoZone, Inc. *	168	123,223
Best Buy Co., Inc.	451	31,642
Booking Holdings, Inc. *	347	650,479
Burlington Stores, Inc. *	489	83,859
CarMax, Inc. *	793	53,853
Dollar General Corp.	1,969	219,307
Dollar Tree, Inc. *	292	24,616
eBay, Inc. *	1,495	43,400
Expedia Group, Inc.	881	110,504
Floor & Decor Holdings, Inc., Class A *	361	9,234
GrubHub, Inc. *	656	60,838
L Brands, Inc.	324	10,504
LKQ Corp. *	408	11,126
Lowe's Cos., Inc.	5,978	569,225
Nordstrom, Inc.	860	56,562
O'Reilly Automotive, Inc. *	579	185,714
Pool Corp.	283	41,247
Ross Stores, Inc.	2,703	267,597
The Gap, Inc.	83	2,266
The Home Depot, Inc.	8,442	1,484,779
The Michaels Cos., Inc. *	147	2,330
The TJX Cos., Inc.	4,590	504,349
Tiffany & Co.	161	17,919
Tractor Supply Co.	889	81,690
Ulta Salon, Cosmetics & Fragrance, Inc. *	418	114,749
Urban Outfitters, Inc. *	544	21,466
Wayfair, Inc., Class A *	422	46,543
Williams-Sonoma, Inc.	149	8,848
		9,622,305

Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc. *	6,638	120,878
Analog Devices, Inc.	432	36,163
Applied Materials, Inc.	7,379	242,622
Broadcom, Inc.	1,892	422,843
Cypress Semiconductor Corp.	1,778	23,007
KLA-Tencor Corp.	1,139	104,264
Lam Research Corp.	1,151	163,131
Marvell Technology Group Ltd.	1,097	18,002
Maxim Integrated Products, Inc.	2,034	101,741
Microchip Technology, Inc.	1,675	110,182
Micron Technology, Inc. *	6,638	250,385
MKS Instruments, Inc.	389	28,665
Monolithic Power Systems, Inc.	300	35,436
NVIDIA Corp.	4,264	898,979
NXP Semiconductors N.V.	136	10,199
ON Semiconductor Corp. *	3,100	52,700
Skyworks Solutions, Inc.	929	80,600
Teradyne, Inc.	202	6,959
Texas Instruments, Inc.	7,181	666,612
Universal Display Corp.	314	38,625
Versum Materials, Inc.	781	24,648
Xilinx, Inc.	1,858	158,618
		3,595,259

Software & Services 19.3%
2U, Inc. *	393	24,724
Accenture plc, Class A	4,713	742,863
Adobe Systems, Inc. *	3,601	884,982
Akamai Technologies, Inc. *	1,132	81,787
Alliance Data Systems Corp.	351	72,369
ANSYS, Inc. *	610	91,225

59
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Aspen Technology, Inc. *	488	41,426
Atlassian Corp. plc, Class A *	676	51,315
Autodesk, Inc. *	1,348	174,229
Automatic Data Processing, Inc.	3,229	465,234
Black Knight, Inc. *	1,042	50,818
Booz Allen Hamilton Holding Corp.	970	48,054
Broadridge Financial Solutions, Inc.	848	99,165
Cadence Design Systems, Inc. *	2,045	91,146
CDK Global, Inc.	938	53,691
Ceridian HCM Holding, Inc. *	163	6,189
Citrix Systems, Inc. *	992	101,650
Cognizant Technology Solutions Corp., Class A	3,856	266,180
CoreLogic, Inc. *	374	15,192
Dell Technologies, Inc., Class V *	107	9,672
DocuSign, Inc. *	232	9,730
EPAM Systems, Inc. *	373	44,562
Euronet Worldwide, Inc. *	176	19,568
Fair Isaac Corp. *	212	40,855
Fidelity National Information Services, Inc.	206	21,445
FireEye, Inc. *	916	16,937
First Data Corp., Class A *	3,994	74,848
Fiserv, Inc. *	2,972	235,680
FleetCor Technologies, Inc. *	641	128,219
Fortinet, Inc. *	1,013	83,248
Gartner, Inc. *	648	95,593
Genpact Ltd.	366	10,032
Global Payments, Inc.	1,161	132,621
GoDaddy, Inc., Class A *	1,172	85,755
Guidewire Software, Inc. *	578	51,425
International Business Machines Corp.	4,840	558,681
Intuit, Inc.	1,786	376,846
Jack Henry & Associates, Inc.	564	84,504
LogMeIn, Inc.	250	21,530
Manhattan Associates, Inc. *	480	22,915
Mastercard, Inc., Class A	6,731	1,330,517
Microsoft Corp.	52,581	5,616,177
Nutanix, Inc., Class A *	785	32,585
Okta, Inc. *	626	36,533
Oracle Corp.	1,995	97,436
Paychex, Inc.	2,344	153,509
Paycom Software, Inc. *	359	44,947
PayPal Holdings, Inc. *	8,702	732,621
Pegasystems, Inc.	266	14,236
Pluralsight, Inc., Class A *	179	4,011
Proofpoint, Inc. *	372	33,833
PTC, Inc. *	860	70,873
RealPage, Inc. *	512	27,136
Red Hat, Inc. *	1,294	222,102
RingCentral, Inc., Class A *	494	38,399
Sabre Corp.	1,490	36,729
salesforce.com, Inc. *	5,168	709,256
ServiceNow, Inc. *	1,281	231,912
Splunk, Inc. *	1,059	105,731
Square, Inc., Class A *	2,092	153,657
SS&C Technologies Holdings, Inc.	1,412	72,238
Switch, Inc., Class A	211	1,872
Synopsys, Inc. *	103	9,222
Tableau Software, Inc., Class A *	510	54,407
Teradata Corp. *	610	22,204
The Ultimate Software Group, Inc. *	222	59,192
The Western Union Co.	930	16,777
Total System Services, Inc.	1,310	119,406
Twilio, Inc., Class A *	524	39,415
Tyler Technologies, Inc. *	275	58,207
VeriSign, Inc. *	767	109,328
Visa, Inc., Class A	13,099	1,805,697
VMware, Inc., Class A *	513	72,533
WEX, Inc. *	304	53,492
Security	Number of Shares	Value ($)
Workday, Inc., Class A *	1,061	141,134
Worldpay, Inc., Class A *	195	17,909
Zendesk, Inc. *	754	41,447
		17,873,585

Technology Hardware & Equipment 9.5%
Amphenol Corp., Class A	2,156	192,962
Apple, Inc.	35,410	7,749,833
Arista Networks, Inc. *	416	95,826
CDW Corp.	1,085	97,661
Cognex Corp.	1,204	51,579
Coherent, Inc. *	125	15,392
F5 Networks, Inc. *	451	79,051
FLIR Systems, Inc.	87	4,029
IPG Photonics Corp. *	264	35,257
Littelfuse, Inc.	150	27,174
Motorola Solutions, Inc.	129	15,810
National Instruments Corp.	670	32,810
NCR Corp. *	716	19,225
NetApp, Inc.	1,916	150,387
Palo Alto Networks, Inc. *	655	119,891
Pure Storage, Inc., Class A *	1,223	24,680
Ubiquiti Networks, Inc.	145	13,498
Zebra Technologies Corp., Class A *	386	64,192
		8,789,257

Telecommunication Services 0.1%
T-Mobile US, Inc. *	1,470	100,768
Zayo Group Holdings, Inc. *	1,442	43,087
		143,855

Transportation 2.7%
C.H. Robinson Worldwide, Inc.	1,011	90,009
CSX Corp.	2,810	193,497
Delta Air Lines, Inc.	1,170	64,034
Expeditors International of Washington, Inc.	1,274	85,587
FedEx Corp.	1,812	399,256
Genesee & Wyoming, Inc., Class A *	94	7,448
JB Hunt Transport Services, Inc.	642	71,012
Landstar System, Inc.	302	30,227
Old Dominion Freight Line, Inc.	476	62,080
Schneider National, Inc., Class B	49	1,072
Southwest Airlines Co.	2,735	134,288
Union Pacific Corp.	4,979	728,029
United Parcel Service, Inc., Class B	5,059	538,986
XPO Logistics, Inc. *	918	82,051
		2,487,576
Total Common Stock
(Cost $91,993,901)		92,440,847

Other Investment Company 0.3% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.09% (b)	272,816	272,816
Total Other Investment Company
(Cost $272,816)		272,816

60
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Growth Index, e-mini, expires 12/21/18	5	356,975	6,930
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	The rate shown is the 7-day yield.
61
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of October 31, 2018

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.9%
Adient plc	504	15,332
Aptiv plc	186	14,285
BorgWarner, Inc.	1,120	44,139
Ford Motor Co.	21,006	200,607
Garrett Motion, Inc. *	141	2,139
General Motors Co.	7,047	257,850
Gentex Corp.	471	9,914
Harley-Davidson, Inc.	889	33,978
Lear Corp.	313	41,598
The Goodyear Tire & Rubber Co.	1,271	26,767
Thor Industries, Inc.	42	2,925
Visteon Corp. *	60	4,742
		654,276

Banks 11.5%
Associated Banc-Corp.	913	21,163
Bank of America Corp.	50,074	1,377,035
Bank of Hawaii Corp.	229	17,963
Bank OZK	644	17,620
BankUnited, Inc.	565	18,701
BB&T Corp.	4,192	206,079
BOK Financial Corp.	137	11,745
CIT Group, Inc.	614	29,091
Citigroup, Inc.	13,542	886,459
Citizens Financial Group, Inc.	2,563	95,728
Comerica, Inc.	869	70,876
Commerce Bancshares, Inc.	507	32,245
Cullen/Frost Bankers, Inc.	303	29,670
East West Bancorp, Inc.	714	37,442
F.N.B. Corp.	1,743	20,620
Fifth Third Bancorp	3,594	97,002
First Citizens BancShares, Inc., Class A	42	17,918
First Hawaiian, Inc.	564	13,976
First Horizon National Corp.	1,740	28,084
First Republic Bank	864	78,615
Huntington Bancshares, Inc.	5,898	84,518
JPMorgan Chase & Co.	17,990	1,961,270
KeyCorp	5,682	103,185
M&T Bank Corp.	778	128,689
New York Community Bancorp, Inc.	2,520	24,142
PacWest Bancorp	664	26,972
People's United Financial, Inc.	1,990	31,163
Pinnacle Financial Partners, Inc.	232	12,134
Popular, Inc.	538	27,981
Prosperity Bancshares, Inc.	352	22,891
Regions Financial Corp.	5,926	100,564
Signature Bank	106	11,649
Sterling Bancorp	1,210	21,756
SunTrust Banks, Inc.	2,502	156,775
SVB Financial Group *	66	15,657
Synovus Financial Corp.	571	21,447
TCF Financial Corp.	866	18,082
Texas Capital Bancshares, Inc. *	97	6,327
TFS Financial Corp.	257	3,780
Security	Number of Shares	Value ($)
The PNC Financial Services Group, Inc.	2,491	320,069
U.S. Bancorp	8,267	432,116
Umpqua Holdings Corp.	1,193	22,906
Webster Financial Corp.	489	28,773
Wells Fargo & Co.	23,342	1,242,495
Western Alliance Bancorp *	209	10,082
Wintrust Financial Corp.	294	22,385
Zions Bancorp NA	1,032	48,556
		8,014,396

Capital Goods 5.4%
3M Co.	503	95,701
Acuity Brands, Inc.	211	26,510
AECOM *	854	24,886
AGCO Corp.	356	19,950
Air Lease Corp.	482	18,364
Allegion plc	92	7,887
AMETEK, Inc.	984	66,007
Arconic, Inc.	2,315	47,064
Carlisle Cos., Inc.	312	30,136
Caterpillar, Inc.	257	31,179
Colfax Corp. *	464	13,006
Crane Co.	265	23,066
Cummins, Inc.	530	72,446
Curtiss-Wright Corp.	224	24,519
Donaldson Co., Inc.	45	2,308
Dover Corp.	776	64,284
Eaton Corp. plc	2,349	168,353
Emerson Electric Co.	982	66,658
Flowserve Corp.	713	32,727
Fluor Corp.	750	32,895
Fortive Corp.	130	9,652
Fortune Brands Home & Security, Inc.	436	19,546
Gardner Denver Holdings, Inc. *	392	10,607
Gates Industrial Corp. plc *	245	3,687
General Dynamics Corp.	769	132,714
General Electric Co.	46,354	468,175
GrafTech International Ltd.	290	5,185
HD Supply Holdings, Inc. *	698	26,224
Hexcel Corp.	368	21,535
Honeywell International, Inc.	1,523	220,561
Hubbell, Inc.	94	9,560
Huntington Ingalls Industries, Inc.	31	6,773
IDEX Corp.	26	3,297
Ingersoll-Rand plc	607	58,236
ITT, Inc.	469	23,684
Jacobs Engineering Group, Inc.	683	51,286
Johnson Controls International plc	4,969	158,859
L3 Technologies, Inc.	416	78,819
Lennox International, Inc.	10	2,109
Lockheed Martin Corp.	116	34,087
Masco Corp.	518	15,540
MSC Industrial Direct Co., Inc., Class A	132	10,700
Nordson Corp.	23	2,821
nVent Electric plc	863	21,074
Oshkosh Corp.	384	21,558
Owens Corning	588	27,795
PACCAR, Inc.	1,847	105,667

62
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Parker-Hannifin Corp.	581	88,097
Pentair plc	847	34,007
Quanta Services, Inc. *	574	17,909
Regal Beloit Corp.	233	16,706
Resideo Technologies, Inc. *	252	5,308
Rockwell Collins, Inc.	761	97,423
Roper Technologies, Inc.	439	124,193
Sensata Technologies Holding plc *	415	19,463
Snap-on, Inc.	306	47,106
Stanley Black & Decker, Inc.	832	96,945
Teledyne Technologies, Inc. *	188	41,601
Terex Corp.	350	11,686
Textron, Inc.	1,106	59,315
The Middleby Corp. *	121	13,588
The Timken Co.	375	14,831
Trinity Industries, Inc.	772	22,041
United Technologies Corp.	4,023	499,697
Univar, Inc. *	530	13,049
USG Corp.	444	18,746
Valmont Industries, Inc.	116	14,420
Wabtec Corp.	295	24,196
Watsco, Inc.	32	4,742
WESCO International, Inc. *	253	12,696
Xylem, Inc.	423	27,740
		3,743,202

Commercial & Professional Services 0.6%
ADT, Inc.	555	4,296
Clean Harbors, Inc. *	278	18,915
Equifax, Inc.	465	47,170
IHS Markit Ltd. *	2,055	107,949
KAR Auction Services, Inc.	46	2,619
ManpowerGroup, Inc.	344	26,244
Nielsen Holdings plc	1,923	49,959
Republic Services, Inc.	1,106	80,384
Stericycle, Inc. *	442	22,087
The Dun & Bradstreet Corp.	114	16,220
Waste Management, Inc.	349	31,225
		407,068

Consumer Durables & Apparel 0.8%
Brunswick Corp.	413	21,472
Columbia Sportswear Co.	145	13,091
D.R. Horton, Inc.	767	27,581
Garmin Ltd.	610	40,358
Hasbro, Inc.	137	12,564
Leggett & Platt, Inc.	711	25,816
Lennar Corp., B Shares	44	1,574
Lennar Corp., Class A	713	30,645
Mattel, Inc. *	1,424	19,338
Michael Kors Holdings Ltd. *	348	19,283
Mohawk Industries, Inc. *	333	41,535
Newell Brands, Inc.	2,362	37,509
PulteGroup, Inc.	942	23,145
PVH Corp.	408	49,282
Ralph Lauren Corp.	298	38,624
Skechers U.S.A., Inc., Class A *	383	10,942
Tapestry, Inc.	1,238	52,380
Toll Brothers, Inc.	363	12,219
Under Armour, Inc., Class A *	214	4,731
Under Armour, Inc., Class C *	286	5,671
VF Corp.	398	32,986
Whirlpool Corp.	338	37,099
		557,845

Security	Number of Shares	Value ($)
Consumer Services 1.9%
Aramark	1,307	46,947
Bright Horizons Family Solutions, Inc. *	50	5,746
Caesars Entertainment Corp. *	3,212	27,591
Carnival Corp.	2,181	122,223
Darden Restaurants, Inc.	335	35,694
Extended Stay America, Inc.	422	6,870
Graham Holdings Co., Class B	22	12,783
H&R Block, Inc.	907	24,072
Hyatt Hotels Corp., Class A	230	15,916
International Game Technology plc	514	9,535
Las Vegas Sands Corp.	748	38,170
McDonald's Corp.	3,370	596,153
MGM Resorts International	2,456	65,526
Norwegian Cruise Line Holdings Ltd. *	1,078	47,508
Royal Caribbean Cruises Ltd.	892	93,419
Service Corp. International	504	20,901
Yum China Holdings, Inc.	1,822	65,738
Yum! Brands, Inc.	1,207	109,125
		1,343,917

Diversified Financials 7.2%
Affiliated Managers Group, Inc.	292	33,189
AGNC Investment Corp.	2,574	45,920
Ally Financial, Inc.	2,271	57,706
American Express Co.	1,212	124,509
Ameriprise Financial, Inc.	642	81,688
Annaly Capital Management, Inc.	6,805	67,165
AXA Equitable Holdings, Inc.	742	15,055
Berkshire Hathaway, Inc., Class B *	9,106	1,869,280
BGC Partners, Inc., Class A	1,471	15,578
BlackRock, Inc.	659	271,126
Capital One Financial Corp.	2,360	210,748
Cboe Global Markets, Inc.	50	5,643
Chimera Investment Corp.	1,012	18,823
CME Group, Inc.	1,664	304,911
Credit Acceptance Corp. *	5	2,122
Discover Financial Services	998	69,531
E*TRADE Financial Corp.	1,074	53,077
Franklin Resources, Inc.	1,652	50,386
Interactive Brokers Group, Inc., Class A	29	1,433
Intercontinental Exchange, Inc.	1,482	114,173
Invesco Ltd.	2,185	47,436
Jefferies Financial Group, Inc.	1,622	34,824
Lazard Ltd., Class A	47	1,868
Legg Mason, Inc.	450	12,699
MFA Financial, Inc.	2,441	16,916
Morgan Stanley	6,613	301,950
Nasdaq, Inc.	618	53,587
Navient Corp.	1,402	16,235
New Residential Investment Corp.	1,796	32,112
Northern Trust Corp.	813	76,479
OneMain Holdings, Inc. *	388	11,066
Raymond James Financial, Inc.	494	37,885
Santander Consumer USA Holdings, Inc.	553	10,369
SLM Corp. *	2,336	23,687
Starwood Property Trust, Inc.	1,396	30,321
State Street Corp.	1,894	130,212
Synchrony Financial	2,586	74,684
T. Rowe Price Group, Inc.	92	8,923
The Bank of New York Mellon Corp.	4,970	235,230
The Goldman Sachs Group, Inc.	1,903	428,879
Two Harbors Investment Corp.	1,307	19,200
Voya Financial, Inc.	799	34,964
		5,051,589

63
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Energy 10.0%
Anadarko Petroleum Corp.	1,842	97,994
Antero Resources Corp. *	605	9,614
Apache Corp.	1,924	72,785
Apergy Corp. *	420	16,376
Baker Hughes, a GE Co.	2,223	59,332
Cabot Oil & Gas Corp.	607	14,708
Centennial Resource Development, Inc., Class A *	990	18,968
Cheniere Energy, Inc. *	374	22,593
Chesapeake Energy Corp. *	4,902	17,206
Chevron Corp.	10,242	1,143,519
Cimarex Energy Co.	443	35,205
CNX Resources Corp. *	1,114	17,434
Concho Resources, Inc. *	911	126,711
ConocoPhillips	6,298	440,230
Continental Resources, Inc. *	237	12,485
Devon Energy Corp.	2,721	88,160
Diamondback Energy, Inc.	389	43,708
Energen Corp. *	470	33,826
EOG Resources, Inc.	2,757	290,422
EQT Corp.	1,423	48,339
Extraction Oil & Gas, Inc. *	614	4,906
Exxon Mobil Corp.	22,786	1,815,589
Helmerich & Payne, Inc.	569	35,443
Hess Corp.	1,423	81,680
HollyFrontier Corp.	872	58,808
Kinder Morgan, Inc.	10,196	173,536
Kosmos Energy Ltd. *	1,026	6,659
Marathon Oil Corp.	4,574	86,860
Marathon Petroleum Corp.	3,604	253,902
Murphy Oil Corp.	885	28,196
Nabors Industries Ltd.	1,868	9,284
National Oilwell Varco, Inc.	2,056	75,661
Newfield Exploration Co. *	689	13,918
Noble Energy, Inc.	2,585	64,237
Occidental Petroleum Corp.	4,115	275,993
ONEOK, Inc.	1,287	84,427
Parsley Energy, Inc., Class A *	436	10,211
Patterson-UTI Energy, Inc.	1,182	19,669
PBF Energy, Inc., Class A	645	26,993
Phillips 66	2,265	232,887
Pioneer Natural Resources Co.	404	59,497
QEP Resources, Inc. *	1,266	11,280
Range Resources Corp.	1,141	18,085
RPC, Inc.	169	2,515
Schlumberger Ltd.	7,452	382,362
SM Energy Co.	591	14,385
Targa Resources Corp.	1,195	61,746
The Williams Cos., Inc.	6,532	158,924
Transocean Ltd. *	2,305	25,378
Valero Energy Corp.	2,319	211,238
Weatherford International plc *	5,345	7,216
Whiting Petroleum Corp. *	483	18,016
WPX Energy, Inc. *	2,110	33,844
		6,972,960

Food & Staples Retailing 1.9%
Casey's General Stores, Inc.	195	24,591
The Kroger Co.	4,266	126,956
U.S. Foods Holding Corp. *	1,087	31,708
Walgreens Boots Alliance, Inc.	4,550	362,954
Walmart, Inc.	7,668	768,947
		1,315,156

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 3.7%
Archer-Daniels-Midland Co.	3,003	141,892
Bunge Ltd.	752	46,474
Campbell Soup Co.	291	10,886
ConAgra Brands, Inc.	2,510	89,356
Flowers Foods, Inc.	960	18,538
General Mills, Inc.	3,023	132,407
Hormel Foods Corp.	1,453	63,409
Ingredion, Inc.	386	39,055
Kellogg Co.	670	43,872
Lamb Weston Holdings, Inc.	790	61,746
McCormick & Co., Inc. - Non Voting Shares	613	88,272
Molson Coors Brewing Co., Class B	926	59,264
Mondelez International, Inc., Class A	7,784	326,772
PepsiCo, Inc.	865	97,209
Philip Morris International, Inc.	8,352	735,561
Pilgrim's Pride Corp. *	276	4,874
Post Holdings, Inc. *	153	13,528
Seaboard Corp.	1	3,865
The Coca-Cola Co.	4,608	220,631
The Hain Celestial Group, Inc. *	521	12,962
The Hershey Co.	66	7,072
The JM Smucker Co.	593	64,234
The Kraft Heinz Co.	3,235	177,828
TreeHouse Foods, Inc. *	292	13,303
Tyson Foods, Inc., Class A	1,566	93,835
		2,566,845

Health Care Equipment & Services 6.7%
Abbott Laboratories	9,202	634,386
Acadia Healthcare Co., Inc. *	463	19,215
Aetna, Inc.	1,094	217,050
Anthem, Inc.	1,403	386,625
Baxter International, Inc.	2,384	149,024
Becton, Dickinson & Co.	1,291	297,575
Boston Scientific Corp. *	1,708	61,727
Cardinal Health, Inc.	1,672	84,603
Centene Corp. *	127	16,551
Cerner Corp. *	943	54,015
Cigna Corp.	760	162,496
CVS Health Corp.	5,465	395,611
Danaher Corp.	3,328	330,803
DaVita, Inc. *	334	22,492
DENTSPLY SIRONA, Inc.	1,180	40,863
Express Scripts Holding Co. *	2,771	268,704
HCA Healthcare, Inc.	434	57,952
Henry Schein, Inc. *	705	58,515
Hill-Rom Holdings, Inc.	128	10,762
Hologic, Inc. *	1,449	56,497
Humana, Inc.	37	11,855
Integra LifeSciences Holdings Corp. *	81	4,339
Laboratory Corp. of America Holdings *	511	82,041
McKesson Corp.	942	117,524
MEDNAX, Inc. *	491	20,273
Medtronic plc	7,278	653,710
Molina Healthcare, Inc. *	58	7,353
Premier, Inc., Class A *	180	8,100
Quest Diagnostics, Inc.	729	68,606
STERIS plc	452	49,408
Teleflex, Inc.	194	46,704
The Cooper Cos., Inc.	217	56,053
Universal Health Services, Inc., Class B	446	54,216
WellCare Health Plans, Inc. *	19	5,244

64
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
West Pharmaceutical Services, Inc.	307	32,517
Zimmer Biomet Holdings, Inc.	1,094	124,267
		4,667,676

Household & Personal Products 2.2%
Church & Dwight Co., Inc.	195	11,577
Colgate-Palmolive Co.	3,727	221,943
Coty, Inc., Class A	2,492	26,290
Energizer Holdings, Inc.	135	7,934
Herbalife Nutrition Ltd. *	472	25,139
Kimberly-Clark Corp.	243	25,345
Nu Skin Enterprises, Inc., Class A	206	14,465
Spectrum Brands Holdings, Inc.	120	7,794
The Clorox Co.	91	13,509
The Procter & Gamble Co.	13,398	1,188,135
		1,542,131

Insurance 4.1%
Aflac, Inc.	4,102	176,673
Alleghany Corp.	67	40,246
American Financial Group, Inc.	388	38,812
American International Group, Inc.	4,089	168,835
American National Insurance Co.	43	5,299
Arch Capital Group Ltd. *	1,758	49,874
Arthur J. Gallagher & Co.	963	71,272
Aspen Insurance Holdings Ltd.	326	13,653
Assurant, Inc.	285	27,705
Assured Guaranty Ltd.	571	22,829
Athene Holding Ltd., Class A *	847	38,725
Axis Capital Holdings Ltd.	393	21,925
Brighthouse Financial, Inc. *	653	25,878
Brown & Brown, Inc.	1,176	33,140
Chubb Ltd.	2,494	311,525
Cincinnati Financial Corp.	827	65,035
CNA Financial Corp.	143	6,202
Erie Indemnity Co., Class A	34	4,409
Everest Re Group Ltd.	129	28,104
Fidelity National Financial, Inc.	1,413	47,265
First American Financial Corp.	578	25,623
Lincoln National Corp.	1,174	70,663
Loews Corp.	1,499	69,793
Markel Corp. *	66	72,154
Marsh & McLennan Cos., Inc.	1,449	122,803
Mercury General Corp.	141	8,363
MetLife, Inc.	4,543	187,126
Old Republic International Corp.	1,527	33,670
Principal Financial Group, Inc.	1,529	71,970
Prudential Financial, Inc.	2,253	211,286
Reinsurance Group of America, Inc.	346	49,260
RenaissanceRe Holdings Ltd.	196	23,943
The Allstate Corp.	1,859	177,943
The Hanover Insurance Group, Inc.	228	25,395
The Hartford Financial Services Group, Inc.	1,926	87,479
The Travelers Cos., Inc.	1,166	145,902
Torchmark Corp.	567	48,002
Unum Group	1,110	40,249
W. R. Berkley Corp.	509	38,633
White Mountains Insurance Group Ltd.	16	14,187
Willis Towers Watson plc	710	101,644
		2,823,494

Materials 3.9%
Air Products & Chemicals, Inc.	1,181	182,287
Albemarle Corp.	585	58,044
Alcoa Corp. *	995	34,815
Security	Number of Shares	Value ($)
AptarGroup, Inc.	331	33,749
Ardagh Group S.A.	108	1,423
Ashland Global Holdings, Inc.	338	25,005
Axalta Coating Systems Ltd. *	676	16,684
Ball Corp.	1,824	81,715
Bemis Co., Inc.	484	22,153
Berry Global Group, Inc. *	347	15,136
Cabot Corp.	327	15,918
Celanese Corp.	272	26,368
CF Industries Holdings, Inc.	1,254	60,230
Domtar Corp.	330	15,282
DowDuPont, Inc.	12,490	673,461
Eagle Materials, Inc.	29	2,141
Eastman Chemical Co.	760	59,546
Ecolab, Inc.	750	114,862
FMC Corp.	423	33,028
Freeport-McMoRan, Inc.	7,753	90,322
Graphic Packaging Holding Co.	1,383	15,227
Huntsman Corp.	1,177	25,753
International Flavors & Fragrances, Inc.	278	40,215
International Paper Co.	1,957	88,770
Linde plc	1,261	208,658
LyondellBasell Industries N.V., Class A	905	80,789
Martin Marietta Materials, Inc.	29	4,967
NewMarket Corp.	4	1,544
Newmont Mining Corp.	2,872	88,802
Nucor Corp.	1,714	101,332
Olin Corp.	902	18,220
Owens-Illinois, Inc. *	866	13,570
Platform Specialty Products Corp. *	565	6,113
PPG Industries, Inc.	1,216	127,789
Reliance Steel & Aluminum Co.	376	29,674
Royal Gold, Inc.	204	15,633
RPM International, Inc.	560	34,255
Sealed Air Corp.	391	12,653
Silgan Holdings, Inc.	287	6,897
Sonoco Products Co.	524	28,600
Steel Dynamics, Inc.	1,028	40,709
The Mosaic Co.	1,881	58,198
The Scotts Miracle-Gro Co.	114	7,608
United States Steel Corp.	960	25,469
Valvoline, Inc.	1,006	20,040
Vulcan Materials Co.	43	4,349
W.R. Grace & Co.	88	5,702
Westlake Chemical Corp.	14	998
WestRock Co.	1,365	58,654
		2,733,357

Media & Entertainment 3.3%
Charter Communications, Inc., Class A *	273	87,461
Cinemark Holdings, Inc.	574	23,861
Comcast Corp., Class A	24,570	937,100
Discovery, Inc., Class A *	819	26,527
Discovery, Inc., Class C *	1,862	54,575
DISH Network Corp., Class A *	1,190	36,581
GCI Liberty, Inc., Class A *	541	25,605
John Wiley & Sons, Inc., Class A	239	12,963
Liberty Broadband Corp., Class A *	135	11,177
Liberty Broadband Corp., Class C *	560	46,441
Liberty Media Corp. - Liberty Formula One, Class A *	128	4,056
Liberty Media Corp. - Liberty Formula One, Class C *	1,072	35,462
Liberty Media Corp. - Liberty SiriusXM, Class A *	461	19,012
Liberty Media Corp. - Liberty SiriusXM, Class C *	901	37,184

65
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Lions Gate Entertainment Corp., Class A	244	4,675
Lions Gate Entertainment Corp., Class B	473	8,415
News Corp., Class A	2,068	27,277
News Corp., Class B	631	8,418
Omnicom Group, Inc.	402	29,877
Take-Two Interactive Software, Inc. *	252	32,475
The Interpublic Group of Cos., Inc.	1,846	42,753
The Madison Square Garden Co., Class A *	89	24,619
The Walt Disney Co.	2,279	261,698
Tribune Media Co., Class A	473	17,979
Twenty-First Century Fox, Inc., Class A	5,613	255,504
Twenty-First Century Fox, Inc., Class B	2,622	118,462
Viacom, Inc., Class A	62	2,193
Viacom, Inc., Class B	1,884	60,250
Zillow Group, Inc., Class A *	84	3,391
Zillow Group, Inc., Class C *	181	7,287
Zynga, Inc., Class A *	4,038	14,698
		2,277,976

Pharmaceuticals, Biotechnology & Life Sciences 8.5%
Agilent Technologies, Inc.	1,727	111,892
Agios Pharmaceuticals, Inc. *	17	1,072
Alexion Pharmaceuticals, Inc. *	196	21,966
Allergan plc	1,822	287,894
Alnylam Pharmaceuticals, Inc. *	51	4,102
Amgen, Inc.	204	39,329
Bio-Rad Laboratories, Inc., Class A *	113	30,832
Biogen, Inc. *	57	17,343
Bluebird Bio, Inc. *	89	10,208
Bristol-Myers Squibb Co.	4,121	208,275
Bruker Corp.	329	10,308
Catalent, Inc. *	599	24,164
Charles River Laboratories International, Inc. *	71	8,649
Eli Lilly & Co.	1,967	213,302
Gilead Sciences, Inc.	1,779	121,292
IQVIA Holdings, Inc. *	876	107,687
Jazz Pharmaceuticals plc *	27	4,288
Johnson & Johnson	11,841	1,657,622
Merck & Co., Inc.	13,361	983,503
Mylan N.V. *	2,757	86,156
PerkinElmer, Inc.	593	51,283
Perrigo Co., plc	684	48,085
Pfizer, Inc.	31,203	1,343,601
QIAGEN N.V. *	1,195	43,379
Thermo Fisher Scientific, Inc.	2,027	473,609
United Therapeutics Corp. *	230	25,498
Waters Corp. *	28	5,311
		5,940,650

Real Estate 4.7%
Alexandria Real Estate Equities, Inc.	522	63,804
American Campus Communities, Inc.	734	29,000
American Homes 4 Rent, Class A	1,387	29,224
Apartment Investment & Management Co., Class A	847	36,455
Apple Hospitality REIT, Inc.	1,172	18,951
AvalonBay Communities, Inc.	746	130,834
Boston Properties, Inc.	829	100,110
Brandywine Realty Trust	916	12,879
Brixmor Property Group, Inc.	1,635	26,487
Brookfield Property REIT, Inc., Class A	824	15,895
Camden Property Trust	477	43,059
CBRE Group, Inc., Class A *	876	35,294
Colony Capital, Inc.	2,520	14,792
Columbia Property Trust, Inc.	619	13,897
Corporate Office Properties Trust	552	14,264
Security	Number of Shares	Value ($)
Crown Castle International Corp.	554	60,242
CubeSmart	992	28,748
CyrusOne, Inc.	554	29,489
Digital Realty Trust, Inc.	1,104	113,999
Douglas Emmett, Inc.	863	31,232
Duke Realty Corp.	1,902	52,438
Empire State Realty Trust, Inc., Class A	719	11,403
EPR Properties	396	27,221
Equity Commonwealth	635	18,910
Equity Residential	1,933	125,568
Essex Property Trust, Inc.	350	87,773
Extra Space Storage, Inc.	92	8,286
Federal Realty Investment Trust	397	49,248
Forest City Realty Trust, Inc., Class A	1,150	28,934
Gaming & Leisure Properties, Inc.	697	23,482
HCP, Inc.	2,530	69,702
Healthcare Trust of America, Inc., Class A	1,113	29,227
Highwoods Properties, Inc.	544	23,196
Hospitality Properties Trust	885	22,674
Host Hotels & Resorts, Inc.	3,940	75,293
Hudson Pacific Properties, Inc.	711	21,543
Invitation Homes, Inc.	1,604	35,096
Iron Mountain, Inc.	1,526	46,711
JBG SMITH Properties	567	21,251
Jones Lang LaSalle, Inc.	248	32,800
Kilroy Realty Corp.	521	35,886
Kimco Realty Corp.	2,180	35,076
Lamar Advertising Co., Class A	45	3,299
Liberty Property Trust	783	32,784
Life Storage, Inc.	234	22,033
Medical Properties Trust, Inc.	1,955	29,051
Mid-America Apartment Communities, Inc.	606	59,212
National Retail Properties, Inc.	837	39,130
Omega Healthcare Investors, Inc.	960	32,016
Outfront Media, Inc.	762	13,503
Paramount Group, Inc.	1,132	16,176
Park Hotels & Resorts, Inc.	1,070	31,105
Prologis, Inc.	3,361	216,684
Rayonier, Inc.	693	20,929
Realogy Holdings Corp.	645	12,300
Realty Income Corp.	1,558	93,901
Regency Centers Corp.	812	51,448
Retail Properties of America, Inc., Class A	1,176	14,430
Retail Value, Inc. *	90	2,521
Senior Housing Properties Trust	1,256	20,184
Simon Property Group, Inc.	134	24,592
SITE Centers Corp.	810	10,068
SL Green Realty Corp.	446	40,702
Spirit Realty Capital, Inc.	2,246	17,564
STORE Capital Corp.	989	28,711
Sun Communities, Inc.	452	45,412
The Howard Hughes Corp. *	129	14,386
The Macerich Co.	727	37,528
UDR, Inc.	1,433	56,159
Uniti Group, Inc.	873	16,709
Ventas, Inc.	1,914	111,089
VEREIT, Inc.	5,189	38,035
VICI Properties, Inc.	1,995	43,072
Vornado Realty Trust	927	63,110
Weingarten Realty Investors	631	17,744
Welltower, Inc.	2,002	132,272
Weyerhaeuser Co.	4,066	108,278
WP Carey, Inc.	569	37,560
		3,284,070

66
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Retailing 1.6%
Advance Auto Parts, Inc.	261	41,697
AutoNation, Inc. *	290	11,739
AutoZone, Inc. *	18	13,202
Best Buy Co., Inc.	964	67,634
CarMax, Inc. *	373	25,330
Dick's Sporting Goods, Inc.	402	14,219
Dollar Tree, Inc. *	1,045	88,094
eBay, Inc. *	3,934	114,204
Foot Locker, Inc.	623	29,368
Genuine Parts Co.	766	75,007
Kohl's Corp.	898	68,006
L Brands, Inc.	1,011	32,777
LKQ Corp. *	1,415	38,587
Macy's, Inc.	1,635	56,064
Penske Automotive Group, Inc.	192	8,521
Qurate Retail, Inc. *	2,274	49,892
Target Corp.	2,882	241,022
The Gap, Inc.	1,106	30,194
The Michaels Cos., Inc. *	507	8,036
Tiffany & Co.	551	61,326
Williams-Sonoma, Inc.	345	20,486
		1,095,405

Semiconductors & Semiconductor Equipment 3.4%
Analog Devices, Inc.	1,669	139,712
Broadcom, Inc.	925	206,728
Cypress Semiconductor Corp.	622	8,049
First Solar, Inc. *	443	18,517
Intel Corp.	24,820	1,163,562
Marvell Technology Group Ltd.	2,135	35,035
Micron Technology, Inc. *	1,358	51,224
NXP Semiconductors N.V.	1,754	131,532
Qorvo, Inc. *	682	50,134
QUALCOMM, Inc.	7,968	501,108
Skyworks Solutions, Inc.	283	24,553
Teradyne, Inc.	847	29,179
		2,359,333

Software & Services 2.9%
Akamai Technologies, Inc. *	61	4,407
Amdocs Ltd.	764	48,338
Aspen Technology, Inc. *	21	1,783
Autodesk, Inc. *	188	24,299
Booz Allen Hamilton Holding Corp.	44	2,180
CA, Inc.	1,694	75,146
Cognizant Technology Solutions Corp., Class A	311	21,468
Conduent, Inc. *	1,004	19,176
CoreLogic, Inc. *	173	7,027
Dell Technologies, Inc., Class V *	1,001	90,480
DXC Technology Co.	1,505	109,609
Euronet Worldwide, Inc. *	132	14,676
Fidelity National Information Services, Inc.	1,625	169,162
FireEye, Inc. *	358	6,619
Genpact Ltd.	500	13,705
International Business Machines Corp.	1,390	160,448
Leidos Holdings, Inc.	769	49,816
LogMeIn, Inc.	89	7,665
Microsoft Corp.	2,159	230,603
Nuance Communications, Inc. *	1,545	26,868
Oracle Corp.	13,602	664,322
Pluralsight, Inc., Class A *	22	493
Sabre Corp.	277	6,828
SS&C Technologies Holdings, Inc.	76	3,888
Symantec Corp.	3,326	60,367
Security	Number of Shares	Value ($)
Synopsys, Inc. *	717	64,193
Teradata Corp. *	182	6,625
The Western Union Co.	1,724	31,101
Worldpay, Inc., Class A *	1,460	134,086
		2,055,378

Technology Hardware & Equipment 3.1%
ARRIS International plc *	924	22,980
Arrow Electronics, Inc. *	471	31,891
Avnet, Inc.	624	25,004
Cisco Systems, Inc.	25,310	1,157,933
Coherent, Inc. *	35	4,310
CommScope Holding Co., Inc. *	1,014	24,397
Corning, Inc.	4,285	136,906
Dolby Laboratories, Inc., Class A	335	23,051
EchoStar Corp., Class A *	252	10,219
FLIR Systems, Inc.	654	30,287
Hewlett Packard Enterprise Co.	8,147	124,242
HP, Inc.	8,652	208,859
Jabil, Inc.	880	21,762
Juniper Networks, Inc.	1,838	53,798
Keysight Technologies, Inc. *	1,006	57,422
Littelfuse, Inc.	22	3,986
Motorola Solutions, Inc.	774	94,861
National Instruments Corp.	115	5,632
NCR Corp. *	125	3,356
Trimble, Inc. *	1,336	49,940
Western Digital Corp.	1,621	69,816
Xerox Corp.	1,191	33,193
		2,193,845

Telecommunication Services 3.8%
AT&T, Inc.	39,100	1,199,588
CenturyLink, Inc.	5,137	106,028
Sprint Corp. *	3,486	21,334
T-Mobile US, Inc. *	569	39,005
Telephone & Data Systems, Inc.	515	15,877
United States Cellular Corp. *	76	3,631
Verizon Communications, Inc.	22,247	1,270,081
		2,655,544

Transportation 1.6%
Alaska Air Group, Inc.	646	39,677
AMERCO	36	11,753
American Airlines Group, Inc.	2,228	78,158
Copa Holdings S.A., Class A	163	11,806
CSX Corp.	2,328	160,306
Delta Air Lines, Inc.	2,575	140,930
Genesee & Wyoming, Inc., Class A *	250	19,808
JetBlue Airways Corp. *	1,691	28,291
Kansas City Southern	553	56,384
Kirby Corp. *	313	22,517
Knight-Swift Transportation Holdings, Inc.	698	22,336
Macquarie Infrastructure Corp.	435	16,073
Norfolk Southern Corp.	1,522	255,437
Ryder System, Inc.	282	15,598
Schneider National, Inc., Class B	215	4,702
Southwest Airlines Co.	811	39,820
Union Pacific Corp.	327	47,814
United Continental Holdings, Inc. *	1,316	112,531
		1,083,941

67
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Utilities 5.9%
AES Corp.	3,528	51,438
Alliant Energy Corp.	1,247	53,596
Ameren Corp.	1,306	84,341
American Electric Power Co., Inc.	2,654	194,697
American Water Works Co., Inc.	971	85,963
Aqua America, Inc.	962	31,294
Atmos Energy Corp.	582	54,173
Avangrid, Inc.	305	14,338
CenterPoint Energy, Inc.	2,653	71,658
CMS Energy Corp.	1,513	74,924
Consolidated Edison, Inc.	1,677	127,452
Dominion Energy, Inc.	3,504	250,256
DTE Energy Co.	969	108,916
Duke Energy Corp.	3,831	316,556
Edison International	1,703	118,171
Entergy Corp.	967	81,180
Evergy, Inc.	1,452	81,297
Eversource Energy	1,695	107,226
Exelon Corp.	5,191	227,418
FirstEnergy Corp.	2,607	97,189
Hawaiian Electric Industries, Inc.	573	21,373
MDU Resources Group, Inc.	1,045	26,083
National Fuel Gas Co.	435	23,616
NextEra Energy, Inc.	2,535	437,287
NiSource, Inc.	1,948	49,401
NRG Energy, Inc.	1,632	59,062
OGE Energy Corp.	1,070	38,680
PG&E Corp. *	2,781	130,179
Pinnacle West Capital Corp.	603	49,597
PPL Corp.	3,769	114,578
Public Service Enterprise Group, Inc.	2,715	145,062
SCANA Corp.	773	30,959
Sempra Energy	1,475	162,427
The Southern Co.	5,444	245,143
UGI Corp.	924	49,027
Vectren Corp.	448	32,045
Vistra Energy Corp. *	2,204	49,877
WEC Energy Group, Inc.	1,693	115,801
Xcel Energy, Inc.	2,738	134,189
		4,146,469
Total Common Stock
(Cost $71,130,258)		69,486,523

Other Investment Companies 0.3% of net assets

Equity Fund 0.0%
iShares Russell 1000 Value ETF	200	23,890

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.09% (a)	194,280	194,280
Total Other Investment Companies
(Cost $218,300)		218,170

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Value Index, e-mini, expires 12/21/18	4	235,840	880
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

68
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of October 31, 2018

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.9%
Adient plc	2,264	68,872
Aptiv plc	6,478	497,511
BorgWarner, Inc.	5,142	202,646
Gentex Corp.	6,561	138,109
Harley-Davidson, Inc.	4,064	155,326
Lear Corp.	1,609	213,836
The Goodyear Tire & Rubber Co.	5,789	121,916
Thor Industries, Inc.	1,219	84,891
Visteon Corp. *	711	56,198
		1,539,305

Banks 4.5%
Associated Banc-Corp.	4,173	96,730
Bank of Hawaii Corp.	1,018	79,852
Bank OZK	2,951	80,739
BankUnited, Inc.	2,550	84,405
BOK Financial Corp.	790	67,727
CIT Group, Inc.	2,757	130,627
Citizens Financial Group, Inc.	11,653	435,240
Comerica, Inc.	4,197	342,307
Commerce Bancshares, Inc.	2,309	146,852
Cullen/Frost Bankers, Inc.	1,392	136,305
East West Bancorp, Inc.	3,518	184,484
F.N.B. Corp.	7,978	94,380
Fifth Third Bancorp	16,360	441,556
First Citizens BancShares, Inc., Class A	192	81,913
First Hawaiian, Inc.	2,599	64,403
First Horizon National Corp.	7,881	127,199
First Republic Bank	3,925	357,136
Huntington Bancshares, Inc.	26,811	384,202
KeyCorp	25,864	469,690
M&T Bank Corp.	3,543	586,048
New York Community Bancorp, Inc.	11,744	112,507
PacWest Bancorp	2,987	121,332
People's United Financial, Inc.	9,014	141,159
Pinnacle Financial Partners, Inc.	1,846	96,546
Popular, Inc.	2,454	127,633
Prosperity Bancshares, Inc.	1,642	106,779
Regions Financial Corp.	26,974	457,749
Signature Bank	1,316	144,628
Sterling Bancorp	5,486	98,638
SunTrust Banks, Inc.	11,369	712,382
SVB Financial Group *	1,297	307,687
Synovus Financial Corp.	2,829	106,257
TCF Financial Corp.	4,068	84,940
Texas Capital Bancshares, Inc. *	1,216	79,320
TFS Financial Corp.	1,190	17,505
Umpqua Holdings Corp.	5,371	103,123
Webster Financial Corp.	2,241	131,860
Western Alliance Bancorp *	2,387	115,149
Wintrust Financial Corp.	1,358	103,398
Zions Bancorp NA	4,678	220,100
		7,780,487

Security	Number of Shares	Value ($)
Capital Goods 9.2%
A.O. Smith Corp.	3,466	157,807
Acuity Brands, Inc.	970	121,871
AECOM *	3,878	113,005
AGCO Corp.	1,624	91,009
Air Lease Corp.	2,373	90,411
Allegion plc	2,330	199,751
Allison Transmission Holdings, Inc.	2,813	123,997
AMETEK, Inc.	5,591	375,044
Arconic, Inc.	10,559	214,664
Armstrong World Industries, Inc. *	1,108	68,419
BWX Technologies, Inc.	2,419	141,415
Carlisle Cos., Inc.	1,420	137,158
Colfax Corp. *	2,100	58,863
Crane Co.	1,225	106,624
Cummins, Inc.	3,738	510,947
Curtiss-Wright Corp.	1,079	118,107
Donaldson Co., Inc.	3,161	162,096
Dover Corp.	3,551	294,165
Fastenal Co.	7,034	361,618
Flowserve Corp.	3,212	147,431
Fluor Corp.	3,437	150,747
Fortive Corp.	7,183	533,338
Fortune Brands Home & Security, Inc.	3,483	156,143
Gardner Denver Holdings, Inc. *	2,567	69,463
Gates Industrial Corp. plc *	1,027	15,456
Graco, Inc.	4,040	164,145
GrafTech International Ltd.	1,394	24,925
Harris Corp.	2,899	431,110
HD Supply Holdings, Inc. *	4,521	169,854
HEICO Corp.	952	79,806
HEICO Corp., Class A	1,846	123,054
Hexcel Corp.	2,131	124,706
Hubbell, Inc.	1,328	135,058
Huntington Ingalls Industries, Inc.	1,037	226,564
IDEX Corp.	1,875	237,787
Ingersoll-Rand plc	5,998	575,448
ITT, Inc.	2,122	107,161
Jacobs Engineering Group, Inc.	3,122	234,431
L3 Technologies, Inc.	1,913	362,456
Lennox International, Inc.	872	183,896
Lincoln Electric Holdings, Inc.	1,539	124,520
Masco Corp.	7,596	227,880
MSC Industrial Direct Co., Inc., Class A	1,085	87,950
Nordson Corp.	1,416	173,701
nVent Electric plc	3,926	95,873
Oshkosh Corp.	1,791	100,547
Owens Corning	2,676	126,495
PACCAR, Inc.	8,412	481,251
Parker-Hannifin Corp.	3,247	492,343
Pentair plc	3,880	155,782
Quanta Services, Inc. *	3,677	114,722
Regal Beloit Corp.	1,048	75,142
Rockwell Automation, Inc.	3,001	494,355
Rockwell Collins, Inc.	4,005	512,720
Roper Technologies, Inc.	2,476	700,460
Sensata Technologies Holding plc *	4,109	192,712
Snap-on, Inc.	1,375	211,667

69
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Spirit AeroSystems Holdings, Inc., Class A	2,595	218,006
Stanley Black & Decker, Inc.	3,781	440,562
Teledyne Technologies, Inc. *	869	192,292
Terex Corp.	1,615	53,925
Textron, Inc.	6,082	326,178
The Middleby Corp. *	1,331	149,471
The Timken Co.	1,658	65,574
The Toro Co.	2,522	142,064
TransDigm Group, Inc. *	1,191	393,328
Trinity Industries, Inc.	3,567	101,838
United Rentals, Inc. *	2,023	242,902
Univar, Inc. *	2,844	70,019
USG Corp.	2,004	84,609
Valmont Industries, Inc.	540	67,127
W.W. Grainger, Inc.	1,109	314,923
WABCO Holdings, Inc. *	1,286	138,181
Wabtec Corp.	2,097	171,996
Watsco, Inc.	783	116,025
Welbilt, Inc. *	3,178	59,492
WESCO International, Inc. *	1,138	57,105
Xylem, Inc.	4,392	288,027
		15,761,714

Commercial & Professional Services 2.4%
ADT, Inc.	2,629	20,348
Cintas Corp.	2,140	389,202
Clean Harbors, Inc. *	1,270	86,411
Copart, Inc. *	4,974	243,278
CoStar Group, Inc. *	876	316,604
Equifax, Inc.	2,931	297,321
IHS Markit Ltd. *	9,349	491,103
KAR Auction Services, Inc.	3,277	186,592
ManpowerGroup, Inc.	1,577	120,309
Nielsen Holdings plc	8,690	225,766
Republic Services, Inc.	5,379	390,946
Robert Half International, Inc.	2,937	177,777
Rollins, Inc.	2,351	139,179
Stericycle, Inc. *	2,018	100,839
The Dun & Bradstreet Corp.	903	128,479
TransUnion	4,504	296,138
Verisk Analytics, Inc. *	3,920	469,773
		4,080,065

Consumer Durables & Apparel 2.9%
Brunswick Corp.	2,122	110,323
Carter's, Inc.	1,116	107,114
Columbia Sportswear Co.	743	67,078
D.R. Horton, Inc.	8,454	304,006
Garmin Ltd.	2,776	183,660
Hanesbrands, Inc.	8,806	151,111
Hasbro, Inc.	2,842	260,640
Leggett & Platt, Inc.	3,210	116,555
Lennar Corp., B Shares	413	14,773
Lennar Corp., Class A	6,995	300,645
lululemon Athletica, Inc. *	2,399	337,611
Mattel, Inc. *	8,404	114,126
Michael Kors Holdings Ltd. *	3,419	189,447
Mohawk Industries, Inc. *	1,520	189,590
Newell Brands, Inc.	10,678	169,567
NVR, Inc. *	77	172,405
Polaris Industries, Inc.	1,437	127,864
PulteGroup, Inc.	6,357	156,192
PVH Corp.	1,884	227,568
Ralph Lauren Corp.	1,340	173,677
Skechers U.S.A., Inc., Class A *	3,261	93,167
Tapestry, Inc.	7,061	298,751
Security	Number of Shares	Value ($)
Tempur Sealy International, Inc. *	1,109	51,247
Toll Brothers, Inc.	3,426	115,319
Under Armour, Inc., Class A *	4,557	100,755
Under Armour, Inc., Class C *	4,595	91,119
VF Corp.	7,922	656,575
Whirlpool Corp.	1,555	170,677
		5,051,562

Consumer Services 3.0%
Aramark	5,953	213,832
Bright Horizons Family Solutions, Inc. *	1,409	161,908
Caesars Entertainment Corp. *	14,442	124,057
Chipotle Mexican Grill, Inc. *	593	272,976
Choice Hotels International, Inc.	839	61,583
Darden Restaurants, Inc.	3,037	323,592
Domino's Pizza, Inc.	1,029	276,585
Dunkin' Brands Group, Inc.	2,030	147,297
Extended Stay America, Inc.	4,625	75,295
frontdoor, Inc. *	1,643	55,944
Graham Holdings Co., Class B	101	58,686
Grand Canyon Education, Inc. *	1,149	143,280
H&R Block, Inc.	5,043	133,841
Hilton Grand Vacations, Inc. *	2,369	63,655
Hilton Worldwide Holdings, Inc.	6,824	485,664
Hyatt Hotels Corp., Class A	1,042	72,106
International Game Technology plc	2,414	44,780
MGM Resorts International	12,284	327,737
Norwegian Cruise Line Holdings Ltd. *	4,960	218,587
Royal Caribbean Cruises Ltd.	4,077	426,984
Service Corp. International	4,238	175,750
ServiceMaster Global Holdings, Inc. *	3,335	143,005
Six Flags Entertainment Corp.	1,740	93,716
The Wendy's Co.	4,566	78,718
Vail Resorts, Inc.	985	247,550
Wyndham Destinations, Inc.	2,409	86,435
Wyndham Hotels & Resorts, Inc.	2,381	117,360
Wynn Resorts Ltd.	2,522	253,713
Yum China Holdings, Inc.	9,059	326,849
		5,211,485

Diversified Financials 5.0%
Affiliated Managers Group, Inc.	1,314	149,349
AGNC Investment Corp.	11,639	207,640
Ally Financial, Inc.	10,367	263,425
Ameriprise Financial, Inc.	3,465	440,887
Annaly Capital Management, Inc.	31,171	307,658
AXA Equitable Holdings, Inc.	3,372	68,418
BGC Partners, Inc., Class A	6,627	70,180
Cboe Global Markets, Inc.	2,737	308,870
Chimera Investment Corp.	4,604	85,634
Credit Acceptance Corp. *	274	116,291
Discover Financial Services	8,377	583,626
E*TRADE Financial Corp.	6,368	314,707
Eaton Vance Corp.	2,826	127,311
Evercore, Inc., Class A	989	80,791
FactSet Research Systems, Inc.	911	203,845
Franklin Resources, Inc.	7,575	231,038
Interactive Brokers Group, Inc., Class A	1,795	88,691
Invesco Ltd.	9,947	215,949
Jefferies Financial Group, Inc.	7,353	157,869
Lazard Ltd., Class A	2,824	112,226
Legg Mason, Inc.	2,058	58,077
LPL Financial Holdings, Inc.	2,131	131,270
MarketAxess Holdings, Inc.	892	187,026
MFA Financial, Inc.	10,824	75,010
Moody's Corp.	4,073	592,540

70
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Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Morningstar, Inc.	439	54,787
MSCI, Inc.	2,125	319,558
Nasdaq, Inc.	2,826	245,042
Navient Corp.	6,371	73,776
New Residential Investment Corp.	8,227	147,099
Northern Trust Corp.	5,155	484,931
OneMain Holdings, Inc. *	1,875	53,475
Raymond James Financial, Inc.	3,216	246,635
Santander Consumer USA Holdings, Inc.	2,781	52,144
SEI Investments Co.	3,271	174,835
SLM Corp. *	10,681	108,305
Starwood Property Trust, Inc.	6,365	138,248
Synchrony Financial	18,164	524,576
T. Rowe Price Group, Inc.	5,776	560,214
Two Harbors Investment Corp.	6,069	89,154
Virtu Financial, Inc., Class A	1,021	24,218
Voya Financial, Inc.	3,921	171,583
		8,646,908

Energy 4.8%
Antero Resources Corp. *	5,851	92,972
Apache Corp.	9,355	353,900
Apergy Corp. *	1,877	73,184
Cabot Oil & Gas Corp.	10,665	258,413
Centennial Resource Development, Inc., Class A *	4,472	85,684
Cheniere Energy, Inc. *	5,651	341,377
Chesapeake Energy Corp. *	21,891	76,837
Cimarex Energy Co.	2,293	182,225
CNX Resources Corp. *	5,095	79,737
Concho Resources, Inc. *	4,761	662,207
Continental Resources, Inc. *	2,130	112,208
Devon Energy Corp.	12,431	402,764
Diamondback Energy, Inc.	2,415	271,349
Energen Corp. *	2,144	154,304
EQT Corp.	6,495	220,635
Extraction Oil & Gas, Inc. *	2,632	21,030
Helmerich & Payne, Inc.	2,615	162,888
Hess Corp.	6,491	372,583
HollyFrontier Corp.	3,969	267,669
Kosmos Energy Ltd. *	5,818	37,759
Marathon Oil Corp.	20,832	395,600
Murphy Oil Corp.	4,010	127,759
Nabors Industries Ltd.	8,293	41,216
National Oilwell Varco, Inc.	9,356	344,301
Newfield Exploration Co. *	4,879	98,556
Noble Energy, Inc.	11,749	291,963
ONEOK, Inc.	10,033	658,165
Parsley Energy, Inc., Class A *	6,495	152,113
Patterson-UTI Energy, Inc.	5,356	89,124
PBF Energy, Inc., Class A	2,893	121,072
QEP Resources, Inc. *	5,678	50,591
Range Resources Corp.	5,173	81,992
RPC, Inc.	1,370	20,386
SM Energy Co.	2,688	65,426
Targa Resources Corp.	5,444	281,291
The Williams Cos., Inc.	29,755	723,939
Transocean Ltd. *	10,449	115,043
Weatherford International plc *	24,314	32,824
Whiting Petroleum Corp. *	2,202	82,135
WPX Energy, Inc. *	9,664	155,011
		8,158,232

Food & Staples Retailing 0.5%
Casey's General Stores, Inc.	890	112,238
Sprouts Farmers Market, Inc. *	3,063	82,364
Security	Number of Shares	Value ($)
The Kroger Co.	19,414	577,761
U.S. Foods Holding Corp. *	5,276	153,901
		926,264

Food, Beverage & Tobacco 3.1%
Archer-Daniels-Midland Co.	13,654	645,152
Brown-Forman Corp., Class A	1,273	59,029
Brown-Forman Corp., Class B	6,892	319,375
Bunge Ltd.	3,440	212,592
Campbell Soup Co.	4,321	161,649
ConAgra Brands, Inc.	11,445	407,442
Flowers Foods, Inc.	4,411	85,176
Hormel Foods Corp.	6,641	289,813
Ingredion, Inc.	1,736	175,648
Kellogg Co.	6,075	397,791
Keurig Dr Pepper, Inc.	4,380	113,880
Lamb Weston Holdings, Inc.	3,586	280,282
McCormick & Co., Inc. - Non Voting Shares	2,970	427,680
Molson Coors Brewing Co., Class B	4,253	272,192
Pilgrim's Pride Corp. *	1,303	23,011
Post Holdings, Inc. *	1,598	141,295
Seaboard Corp.	6	23,190
The Hain Celestial Group, Inc. *	2,342	58,269
The Hershey Co.	3,439	368,489
The JM Smucker Co.	2,694	291,814
TreeHouse Foods, Inc. *	1,329	60,549
Tyson Foods, Inc., Class A	7,113	426,211
		5,240,529

Health Care Equipment & Services 6.1%
ABIOMED, Inc. *	1,042	355,530
Acadia Healthcare Co., Inc. *	2,108	87,482
Align Technology, Inc. *	1,938	428,686
AmerisourceBergen Corp.	3,854	339,152
athenahealth, Inc. *	978	124,734
Cantel Medical Corp.	890	70,443
Cardinal Health, Inc.	7,603	384,712
Centene Corp. *	4,961	646,517
Cerner Corp. *	7,750	443,920
Chemed Corp.	377	114,732
DaVita, Inc. *	3,184	214,411
DENTSPLY SIRONA, Inc.	5,368	185,894
DexCom, Inc. *	2,140	284,128
Edwards Lifesciences Corp. *	5,139	758,516
Encompass Health Corp.	2,385	160,510
Henry Schein, Inc. *	3,752	311,416
Hill-Rom Holdings, Inc.	1,609	135,285
Hologic, Inc. *	6,644	259,050
ICU Medical, Inc. *	382	97,307
IDEXX Laboratories, Inc. *	2,106	446,725
Insulet Corp. *	1,430	126,140
Integra LifeSciences Holdings Corp. *	1,729	92,623
Laboratory Corp. of America Holdings *	2,494	400,412
Masimo Corp. *	1,096	126,698
MEDNAX, Inc. *	2,252	92,985
Molina Healthcare, Inc. *	1,503	190,535
Penumbra, Inc. *	747	101,592
Premier, Inc., Class A *	1,271	57,195
Quest Diagnostics, Inc.	3,320	312,445
ResMed, Inc.	3,444	364,788
STERIS plc	2,041	223,102
Teleflex, Inc.	1,120	269,629
The Cooper Cos., Inc.	1,188	306,872
Universal Health Services, Inc., Class B	2,042	248,226
Varian Medical Systems, Inc. *	2,231	266,314
Veeva Systems, Inc., Class A *	2,944	268,934

71
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Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
WellCare Health Plans, Inc. *	1,223	337,536
West Pharmaceutical Services, Inc.	1,785	189,067
Zimmer Biomet Holdings, Inc.	4,986	566,360
		10,390,603

Household & Personal Products 0.8%
Church & Dwight Co., Inc.	5,982	355,151
Coty, Inc., Class A	11,365	119,901
Energizer Holdings, Inc.	1,435	84,335
Herbalife Nutrition Ltd. *	2,641	140,660
Nu Skin Enterprises, Inc., Class A	1,333	93,603
Spectrum Brands Holdings, Inc.	998	64,820
The Clorox Co.	3,144	466,727
		1,325,197

Insurance 3.7%
Alleghany Corp.	347	208,436
American Financial Group, Inc.	1,752	175,253
American National Insurance Co.	177	21,813
Arch Capital Group Ltd. *	9,479	268,919
Arthur J. Gallagher & Co.	4,412	326,532
Aspen Insurance Holdings Ltd.	1,424	59,637
Assurant, Inc.	1,279	124,332
Assured Guaranty Ltd.	2,619	104,708
Athene Holding Ltd., Class A *	3,867	176,799
Axis Capital Holdings Ltd.	2,009	112,082
Brighthouse Financial, Inc. *	2,926	115,957
Brown & Brown, Inc.	5,678	160,006
Cincinnati Financial Corp.	3,755	295,293
CNA Financial Corp.	678	29,405
Erie Indemnity Co., Class A	605	78,462
Everest Re Group Ltd.	988	215,246
Fidelity National Financial, Inc.	6,471	216,455
First American Financial Corp.	2,669	118,317
Lincoln National Corp.	5,347	321,836
Loews Corp.	6,820	317,539
Markel Corp. *	331	361,862
Mercury General Corp.	672	39,856
Old Republic International Corp.	6,892	151,969
Principal Financial Group, Inc.	6,922	325,819
Reinsurance Group of America, Inc.	1,552	220,958
RenaissanceRe Holdings Ltd.	975	119,106
The Hanover Insurance Group, Inc.	1,031	114,833
The Hartford Financial Services Group, Inc.	8,742	397,062
Torchmark Corp.	2,582	218,592
Unum Group	5,089	184,527
W. R. Berkley Corp.	2,316	175,784
White Mountains Insurance Group Ltd.	74	65,614
Willis Towers Watson plc	3,223	461,405
		6,284,414

Materials 5.0%
Albemarle Corp.	2,643	262,238
Alcoa Corp. *	4,573	160,009
AptarGroup, Inc.	1,530	155,999
Ardagh Group S.A.	470	6,195
Ashland Global Holdings, Inc.	1,525	112,819
Avery Dennison Corp.	2,138	193,959
Axalta Coating Systems Ltd. *	5,141	126,880
Ball Corp.	8,277	370,810
Bemis Co., Inc.	2,199	100,648
Berry Global Group, Inc. *	3,201	139,628
Cabot Corp.	1,478	71,949
Celanese Corp.	3,319	321,744
CF Industries Holdings, Inc.	5,717	274,587
Security	Number of Shares	Value ($)
Crown Holdings, Inc. *	3,151	133,256
Domtar Corp.	1,531	70,901
Eagle Materials, Inc.	1,138	84,030
Eastman Chemical Co.	3,451	270,386
FMC Corp.	3,279	256,024
Freeport-McMoRan, Inc.	35,414	412,573
Graphic Packaging Holding Co.	7,547	83,092
Huntsman Corp.	5,327	116,555
International Flavors & Fragrances, Inc.	2,435	352,247
International Paper Co.	10,009	454,008
Martin Marietta Materials, Inc.	1,533	262,572
NewMarket Corp.	187	72,174
Newmont Mining Corp.	13,038	403,135
Nucor Corp.	7,781	460,013
Olin Corp.	4,119	83,204
Owens-Illinois, Inc. *	3,901	61,129
Packaging Corp. of America	2,283	209,602
Platform Specialty Products Corp. *	5,412	58,558
Reliance Steel & Aluminum Co.	1,703	134,401
Royal Gold, Inc.	1,600	122,608
RPM International, Inc.	3,198	195,622
Sealed Air Corp.	3,876	125,427
Silgan Holdings, Inc.	1,901	45,681
Sonoco Products Co.	2,412	131,647
Steel Dynamics, Inc.	5,543	219,503
The Chemours Co.	4,360	143,924
The Mosaic Co.	8,606	266,270
The Scotts Miracle-Gro Co.	994	66,340
United States Steel Corp.	4,322	114,663
Valvoline, Inc.	4,645	92,528
Vulcan Materials Co.	3,206	324,255
W.R. Grace & Co.	1,627	105,413
Westlake Chemical Corp.	887	63,243
WestRock Co.	6,221	267,316
		8,559,765

Media & Entertainment 3.3%
AMC Networks, Inc., Class A *	1,080	63,266
Cable One, Inc.	103	92,261
CBS Corp., Class B - Non Voting Shares	8,063	462,413
Cinemark Holdings, Inc.	2,617	108,789
Discovery, Inc., Class A *	3,782	122,499
Discovery, Inc., Class C *	8,420	246,790
DISH Network Corp., Class A *	5,403	166,088
GCI Liberty, Inc., Class A *	2,452	116,053
IAC/InterActiveCorp *	1,823	358,384
John Wiley & Sons, Inc., Class A	1,092	59,230
Liberty Broadband Corp., Class A *	628	51,992
Liberty Broadband Corp., Class C *	2,544	210,974
Liberty Media Corp. - Liberty Formula One, Class A *	610	19,331
Liberty Media Corp. - Liberty Formula One, Class C *	4,810	159,115
Liberty Media Corp. - Liberty SiriusXM, Class A *	2,077	85,655
Liberty Media Corp. - Liberty SiriusXM, Class C *	4,089	168,753
Lions Gate Entertainment Corp., Class A	1,229	23,548
Lions Gate Entertainment Corp., Class B	2,410	42,874
Live Nation Entertainment, Inc. *	3,362	175,833
Match Group, Inc. *	1,252	64,753
News Corp., Class A	9,326	123,010
News Corp., Class B	3,010	40,153
Omnicom Group, Inc.	5,449	404,970
Sirius XM Holdings, Inc.	31,295	188,396
Take-Two Interactive Software, Inc. *	2,764	356,197
The Interpublic Group of Cos., Inc.	9,355	216,662

72
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Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
The Madison Square Garden Co., Class A *	451	124,756
Tribune Media Co., Class A	2,123	80,695
TripAdvisor, Inc. *	2,539	132,383
Twitter, Inc. *	17,311	601,557
Viacom, Inc., Class A	235	8,312
Viacom, Inc., Class B	8,654	276,755
Zillow Group, Inc., Class A *	1,376	55,549
Zillow Group, Inc., Class C *	2,943	118,485
Zynga, Inc., Class A *	18,790	68,396
		5,594,877

Pharmaceuticals, Biotechnology & Life Sciences 3.8%
Agilent Technologies, Inc.	7,890	511,193
Agios Pharmaceuticals, Inc. *	1,242	78,321
Alkermes plc *	3,765	153,725
Alnylam Pharmaceuticals, Inc. *	2,179	175,257
Bio-Rad Laboratories, Inc., Class A *	518	141,336
Bio-Techne Corp.	906	151,954
BioMarin Pharmaceutical, Inc. *	4,315	397,714
Bluebird Bio, Inc. *	1,321	151,519
Bruker Corp.	2,428	76,069
Catalent, Inc. *	3,510	141,593
Charles River Laboratories International, Inc. *	1,167	142,164
Exact Sciences Corp. *	2,915	207,111
Exelixis, Inc. *	7,213	100,044
Incyte Corp. *	4,299	278,661
Ionis Pharmaceuticals, Inc. *	3,036	150,434
IQVIA Holdings, Inc. *	3,986	489,999
Jazz Pharmaceuticals plc *	1,436	228,065
Mettler-Toledo International, Inc. *	605	330,826
Mylan N.V. *	12,562	392,562
Nektar Therapeutics *	3,839	148,493
Neurocrine Biosciences, Inc. *	2,172	232,730
PerkinElmer, Inc.	2,691	232,718
Perrigo Co., plc	3,128	219,898
PRA Health Sciences, Inc. *	1,396	135,231
QIAGEN N.V. *	5,425	196,927
Sage Therapeutics, Inc. *	1,113	143,221
Sarepta Therapeutics, Inc. *	1,534	205,188
Seattle Genetics, Inc. *	2,631	147,678
TESARO, Inc. *	971	28,042
United Therapeutics Corp. *	1,051	116,514
Waters Corp. *	1,872	355,100
		6,460,287

Real Estate 8.8%
Alexandria Real Estate Equities, Inc.	2,554	312,175
American Campus Communities, Inc.	3,311	130,818
American Homes 4 Rent, Class A	6,297	132,678
Apartment Investment & Management Co., Class A	3,832	164,929
Apple Hospitality REIT, Inc.	5,277	85,329
AvalonBay Communities, Inc.	3,377	592,258
Boston Properties, Inc.	3,780	456,473
Brandywine Realty Trust	4,263	59,938
Brixmor Property Group, Inc.	7,387	119,669
Brookfield Property REIT, Inc., Class A	3,804	73,379
Camden Property Trust	2,165	195,435
CBRE Group, Inc., Class A *	7,772	313,134
Colony Capital, Inc.	11,805	69,295
Columbia Property Trust, Inc.	2,877	64,589
CoreSite Realty Corp.	894	83,911
Corporate Office Properties Trust	2,561	66,176
CubeSmart	4,523	131,077
CyrusOne, Inc.	2,539	135,151
Digital Realty Trust, Inc.	5,034	519,811
Security	Number of Shares	Value ($)
Douglas Emmett, Inc.	3,909	141,467
Duke Realty Corp.	8,731	240,714
Empire State Realty Trust, Inc., Class A	3,369	53,432
EPR Properties	1,819	125,038
Equity Commonwealth	2,883	85,856
Equity LifeStyle Properties, Inc.	2,074	196,387
Equity Residential	8,776	570,089
Essex Property Trust, Inc.	1,614	404,759
Extra Space Storage, Inc.	2,992	269,460
Federal Realty Investment Trust	1,784	221,305
Forest City Realty Trust, Inc., Class A	5,186	130,480
Gaming & Leisure Properties, Inc.	4,913	165,519
HCP, Inc.	11,518	317,321
Healthcare Trust of America, Inc., Class A	5,016	131,720
Highwoods Properties, Inc.	2,497	106,472
Hospitality Properties Trust	4,000	102,480
Host Hotels & Resorts, Inc.	17,917	342,394
Hudson Pacific Properties, Inc.	3,765	114,079
Invitation Homes, Inc.	7,291	159,527
Iron Mountain, Inc.	6,958	212,984
JBG SMITH Properties	2,546	95,424
Jones Lang LaSalle, Inc.	1,108	146,544
Kilroy Realty Corp.	2,383	164,141
Kimco Realty Corp.	9,962	160,289
Lamar Advertising Co., Class A	2,045	149,939
Liberty Property Trust	3,618	151,486
Life Storage, Inc.	1,113	104,800
Medical Properties Trust, Inc.	8,848	131,481
Mid-America Apartment Communities, Inc.	2,775	271,145
National Retail Properties, Inc.	3,809	178,071
Omega Healthcare Investors, Inc.	4,766	158,946
Outfront Media, Inc.	3,378	59,858
Paramount Group, Inc.	5,079	72,579
Park Hotels & Resorts, Inc.	4,916	142,908
Rayonier, Inc.	3,132	94,586
Realogy Holdings Corp.	3,026	57,706
Realty Income Corp.	7,097	427,736
Regency Centers Corp.	3,727	236,143
Retail Properties of America, Inc., Class A	5,328	65,375
Retail Value, Inc. *	392	10,980
SBA Communications Corp. *	2,788	452,130
Senior Housing Properties Trust	5,733	92,129
SITE Centers Corp.	3,717	46,202
SL Green Realty Corp.	2,046	186,718
Spirit Realty Capital, Inc.	10,530	82,345
STORE Capital Corp.	4,516	131,099
Sun Communities, Inc.	2,033	204,255
Taubman Centers, Inc.	1,456	80,095
The Howard Hughes Corp. *	952	106,167
The Macerich Co.	3,314	171,069
UDR, Inc.	6,494	254,500
Uniti Group, Inc.	4,008	76,713
Ventas, Inc.	8,716	505,877
VEREIT, Inc.	23,601	172,995
VICI Properties, Inc.	9,075	195,929
Vornado Realty Trust	4,220	287,298
Weingarten Realty Investors	2,916	81,998
Welltower, Inc.	9,106	601,633
Weyerhaeuser Co.	18,530	493,454
WP Carey, Inc.	2,580	170,306
		15,070,757

Retailing 5.1%
Advance Auto Parts, Inc.	1,730	276,385
AutoNation, Inc. *	1,326	53,677
AutoZone, Inc. *	641	470,154
Best Buy Co., Inc.	5,920	415,347

73
Schwab Equity Index Funds  |  Annual Report
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Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Burlington Stores, Inc. *	1,626	278,843
CarMax, Inc. *	4,354	295,680
Dick's Sporting Goods, Inc.	1,830	64,727
Dollar General Corp.	6,580	732,880
Dollar Tree, Inc. *	5,751	484,809
Expedia Group, Inc.	2,945	369,391
Floor & Decor Holdings, Inc., Class A *	1,173	30,005
Foot Locker, Inc.	2,850	134,349
Genuine Parts Co.	3,501	342,818
GrubHub, Inc. *	2,210	204,955
Kohl's Corp.	4,096	310,190
L Brands, Inc.	5,663	183,595
LKQ Corp. *	7,720	210,524
Macy's, Inc.	7,493	256,935
Nordstrom, Inc.	2,866	188,497
O'Reilly Automotive, Inc. *	1,932	619,689
Penske Automotive Group, Inc.	859	38,123
Pool Corp.	963	140,357
Qurate Retail, Inc. *	10,383	227,803
Ross Stores, Inc.	9,071	898,029
The Gap, Inc.	5,325	145,373
The Michaels Cos., Inc. *	2,662	42,193
Tiffany & Co.	3,031	337,350
Tractor Supply Co.	2,990	274,751
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,401	384,603
Urban Outfitters, Inc. *	1,797	70,910
Wayfair, Inc., Class A *	1,394	153,744
Williams-Sonoma, Inc.	2,021	120,007
		8,756,693

Semiconductors & Semiconductor Equipment 3.0%
Advanced Micro Devices, Inc. *	22,217	404,572
Analog Devices, Inc.	9,038	756,571
Cypress Semiconductor Corp.	8,723	112,876
First Solar, Inc. *	2,016	84,269
KLA-Tencor Corp.	3,816	349,317
Lam Research Corp.	3,853	546,086
Marvell Technology Group Ltd.	13,407	220,009
Maxim Integrated Products, Inc.	6,814	340,836
Microchip Technology, Inc.	5,629	370,276
MKS Instruments, Inc.	1,325	97,639
Monolithic Power Systems, Inc.	994	117,411
ON Semiconductor Corp. *	10,347	175,899
Qorvo, Inc. *	3,095	227,513
Skyworks Solutions, Inc.	4,368	378,968
Teradyne, Inc.	4,538	156,334
Universal Display Corp.	1,033	127,069
Versum Materials, Inc.	2,636	83,192
Xilinx, Inc.	6,231	531,940
		5,080,777

Software & Services 10.8%
2U, Inc. *	1,331	83,733
Akamai Technologies, Inc. *	4,061	293,407
Alliance Data Systems Corp.	1,184	244,117
Amdocs Ltd.	3,494	221,065
ANSYS, Inc. *	2,036	304,484
Aspen Technology, Inc. *	1,751	148,642
Atlassian Corp. plc, Class A *	2,250	170,798
Autodesk, Inc. *	5,364	693,297
Black Knight, Inc. *	3,477	169,573
Booz Allen Hamilton Holding Corp.	3,411	168,981
Broadridge Financial Solutions, Inc.	2,842	332,343
CA, Inc.	7,678	340,596
Cadence Design Systems, Inc. *	6,830	304,413
CDK Global, Inc.	3,177	181,851
Security	Number of Shares	Value ($)
Ceridian HCM Holding, Inc. *	565	21,453
Citrix Systems, Inc. *	3,311	339,278
Conduent, Inc. *	4,681	89,407
CoreLogic, Inc. *	1,975	80,225
Dell Technologies, Inc., Class V *	4,884	441,465
DocuSign, Inc. *	819	34,349
DXC Technology Co.	6,878	500,925
EPAM Systems, Inc. *	1,234	147,426
Euronet Worldwide, Inc. *	1,213	134,861
Fair Isaac Corp. *	697	134,319
Fidelity National Information Services, Inc.	8,067	839,775
FireEye, Inc. *	4,725	87,365
First Data Corp., Class A *	13,333	249,860
Fiserv, Inc. *	9,901	785,149
FleetCor Technologies, Inc. *	2,152	430,465
Fortinet, Inc. *	3,402	279,576
Gartner, Inc. *	2,170	320,118
Genpact Ltd.	3,575	97,991
Global Payments, Inc.	3,884	443,669
GoDaddy, Inc., Class A *	3,914	286,387
Guidewire Software, Inc. *	1,946	173,136
Jack Henry & Associates, Inc.	1,884	282,280
Leidos Holdings, Inc.	3,494	226,341
LogMeIn, Inc.	1,264	108,856
Manhattan Associates, Inc. *	1,598	76,289
Nuance Communications, Inc. *	6,985	121,469
Nutanix, Inc., Class A *	2,618	108,673
Okta, Inc. *	2,081	121,447
Paychex, Inc.	7,847	513,900
Paycom Software, Inc. *	1,209	151,367
Pegasystems, Inc.	928	49,667
Pluralsight, Inc., Class A *	572	12,819
Proofpoint, Inc. *	1,224	111,323
PTC, Inc. *	2,857	235,445
RealPage, Inc. *	1,740	92,220
Red Hat, Inc. *	4,332	743,545
RingCentral, Inc., Class A *	1,642	127,633
Sabre Corp.	6,175	152,214
ServiceNow, Inc. *	4,286	775,937
Splunk, Inc. *	3,539	353,334
Square, Inc., Class A *	7,001	514,223
SS&C Technologies Holdings, Inc.	5,058	258,767
Switch, Inc., Class A	861	7,637
Symantec Corp.	15,167	275,281
Synopsys, Inc. *	3,615	323,651
Tableau Software, Inc., Class A *	1,707	182,103
Teradata Corp. *	2,905	105,742
The Ultimate Software Group, Inc. *	749	199,706
The Western Union Co.	10,920	196,997
Total System Services, Inc.	4,399	400,969
Twilio, Inc., Class A *	1,753	131,861
Tyler Technologies, Inc. *	922	195,151
VeriSign, Inc. *	2,580	367,753
WEX, Inc. *	1,007	177,192
Workday, Inc., Class A *	3,548	471,955
Worldpay, Inc., Class A *	7,319	672,177
Zendesk, Inc. *	2,554	140,393
		18,560,816

Technology Hardware & Equipment 3.9%
Amphenol Corp., Class A	7,217	645,921
Arista Networks, Inc. *	1,392	320,647
ARRIS International plc *	4,160	103,459
Arrow Electronics, Inc. *	2,117	143,342
Avnet, Inc.	2,852	114,280
CDW Corp.	3,630	326,736
Cognex Corp.	4,038	172,988

74
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Coherent, Inc. *	586	72,160
CommScope Holding Co., Inc. *	4,607	110,844
Corning, Inc.	19,524	623,792
Dolby Laboratories, Inc., Class A	1,520	104,591
EchoStar Corp., Class A *	1,163	47,160
F5 Networks, Inc. *	1,494	261,868
FLIR Systems, Inc.	3,275	151,665
IPG Photonics Corp. *	883	117,925
Jabil, Inc.	4,042	99,959
Juniper Networks, Inc.	8,369	244,961
Keysight Technologies, Inc. *	4,582	261,540
Littelfuse, Inc.	585	105,979
Motorola Solutions, Inc.	3,962	485,583
National Instruments Corp.	2,709	132,660
NCR Corp. *	2,872	77,113
NetApp, Inc.	6,405	502,728
Palo Alto Networks, Inc. *	2,196	401,956
Pure Storage, Inc., Class A *	4,050	81,729
Trimble, Inc. *	6,120	228,766
Ubiquiti Networks, Inc.	462	43,008
Western Digital Corp.	7,337	316,005
Xerox Corp.	5,427	151,250
Zebra Technologies Corp., Class A *	1,293	215,026
		6,665,641

Telecommunication Services 0.5%
CenturyLink, Inc.	23,403	483,038
Sprint Corp. *	15,837	96,922
Telephone & Data Systems, Inc.	2,408	74,239
United States Cellular Corp. *	320	15,286
Zayo Group Holdings, Inc. *	4,871	145,546
		815,031

Transportation 2.0%
Alaska Air Group, Inc.	2,952	181,312
AMERCO	178	58,113
American Airlines Group, Inc.	10,109	354,624
C.H. Robinson Worldwide, Inc.	3,390	301,812
Copa Holdings S.A., Class A	769	55,699
Expeditors International of Washington, Inc.	4,268	286,724
Genesee & Wyoming, Inc., Class A *	1,441	114,170
JB Hunt Transport Services, Inc.	2,125	235,046
JetBlue Airways Corp. *	7,639	127,800
Kansas City Southern	2,510	255,920
Kirby Corp. *	1,434	103,162
Knight-Swift Transportation Holdings, Inc.	3,125	100,000
Landstar System, Inc.	996	99,690
Macquarie Infrastructure Corp.	1,951	72,089
Old Dominion Freight Line, Inc.	1,608	209,715
Ryder System, Inc.	1,257	69,525
Schneider National, Inc., Class B	1,150	25,151
United Continental Holdings, Inc. *	5,978	511,179
XPO Logistics, Inc. *	3,066	274,039
		3,435,770

Utilities 6.6%
AES Corp.	16,202	236,225
Alliant Energy Corp.	5,671	243,740
Ameren Corp.	5,944	383,864
American Water Works Co., Inc.	4,417	391,037
Aqua America, Inc.	4,360	141,831
Atmos Energy Corp.	2,668	248,337
Avangrid, Inc.	1,359	63,887
CenterPoint Energy, Inc.	12,047	325,389
CMS Energy Corp.	6,885	340,945
Security	Number of Shares	Value ($)
Consolidated Edison, Inc.	7,615	578,740
DTE Energy Co.	4,421	496,920
Edison International	7,771	539,230
Entergy Corp.	4,429	371,815
Evergy, Inc.	6,628	371,102
Eversource Energy	7,752	490,391
FirstEnergy Corp.	11,894	443,408
Hawaiian Electric Industries, Inc.	2,630	98,099
MDU Resources Group, Inc.	4,734	118,161
National Fuel Gas Co.	1,987	107,874
NiSource, Inc.	8,888	225,400
NRG Energy, Inc.	7,418	268,457
OGE Energy Corp.	4,855	175,508
PG&E Corp. *	12,655	592,381
Pinnacle West Capital Corp.	2,734	224,871
PPL Corp.	17,146	521,238
Public Service Enterprise Group, Inc.	12,335	659,059
SCANA Corp.	3,498	140,095
Sempra Energy	6,697	737,474
UGI Corp.	4,234	224,656
Vectren Corp.	2,041	145,993
Vistra Energy Corp. *	10,055	227,545
WEC Energy Group, Inc.	7,711	527,432
Xcel Energy, Inc.	12,434	609,390
		11,270,494
Total Common Stock
(Cost $179,956,531)		170,667,673

Other Investment Companies 0.4% of net assets

Equity Fund 0.0%
iShares Russell Mid-Cap ETF	500	25,280

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.09% (a)	676,974	676,974
Total Other Investment Companies
(Cost $701,543)		702,254

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P MidCap 400, e-mini, expires 12/21/18	3	547,440	6,354
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

75
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2018

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.1% of net assets

Australia 6.8%
AGL Energy Ltd.	216,005	2,758,481
Alumina Ltd.	765,466	1,389,193
Amcor Ltd.	368,021	3,472,722
AMP Ltd.	969,941	1,700,820
APA Group	371,850	2,532,297
Aristocrat Leisure Ltd.	183,936	3,466,077
ASX Ltd.	64,371	2,703,625
Aurizon Holdings Ltd.	670,133	1,996,552
AusNet Services	540,546	655,636
Australia & New Zealand Banking Group Ltd.	933,021	17,173,799
Bank of Queensland Ltd.	131,286	899,952
Bendigo & Adelaide Bank Ltd.	146,452	1,064,198
BHP Billiton Ltd.	1,033,451	23,845,485
BlueScope Steel Ltd.	173,686	1,780,388
Boral Ltd.	391,002	1,557,662
Brambles Ltd.	510,462	3,845,283
Caltex Australia Ltd.	85,846	1,717,677
Challenger Ltd.	173,116	1,260,780
CIMIC Group Ltd.	32,661	1,096,593
Coca-Cola Amatil Ltd.	167,340	1,177,688
Cochlear Ltd.	18,592	2,342,836
Commonwealth Bank of Australia	566,335	27,847,166
Computershare Ltd.	149,670	2,101,767
Crown Resorts Ltd.	128,331	1,141,873
CSL Ltd.	146,154	19,511,140
Dexus	331,899	2,398,076
Domino's Pizza Enterprises Ltd.	20,589	789,110
Flight Centre Travel Group Ltd.	17,631	581,594
Fortescue Metals Group Ltd.	537,482	1,529,851
Goodman Group	530,187	3,896,580
Harvey Norman Holdings Ltd. (a)	213,558	483,435
Healthscope Ltd.	593,274	890,108
Incitec Pivot Ltd.	512,490	1,420,038
Insurance Australia Group *	733,741	3,548,860
James Hardie Industries plc	147,669	1,972,540
LendLease Group	187,252	2,338,507
Macquarie Group Ltd.	104,514	8,715,648
Medibank Pvt Ltd.	893,182	1,770,971
Mirvac Group	1,179,471	1,814,305
National Australia Bank Ltd.	879,086	15,744,009
Newcrest Mining Ltd.	248,605	3,639,130
Oil Search Ltd.	438,852	2,412,589
Orica Ltd.	114,696	1,397,439
Origin Energy Ltd. *	575,814	2,984,014
QBE Insurance Group Ltd.	438,318	3,521,759
Ramsay Health Care Ltd.	46,676	1,863,080
REA Group Ltd.	18,040	918,115
Rio Tinto Ltd.	132,947	7,233,952
Santos Ltd.	569,432	2,672,671
Scentre Group	1,741,665	4,906,721
SEEK Ltd.	102,745	1,305,374
Sonic Healthcare Ltd.	132,183	2,115,568
South32 Ltd.	1,670,947	4,309,624
Stockland	796,909	2,038,584
Security	Number of Shares	Value ($)
Suncorp Group Ltd.	411,161	4,088,210
Sydney Airport	363,761	1,662,595
Tabcorp Holdings Ltd.	617,813	2,027,469
Telstra Corp., Ltd.	1,354,488	2,962,859
The GPT Group	601,316	2,199,146
TPG Telecom Ltd.	106,991	544,776
Transurban Group	845,185	6,798,119
Treasury Wine Estates Ltd.	232,635	2,503,981
Vicinity Centres	1,008,320	1,891,482
Wesfarmers Ltd.	365,702	12,111,204
Westpac Banking Corp.	1,105,134	20,992,825
Woodside Petroleum Ltd.	303,067	7,461,591
Woolworths Group Ltd.	423,650	8,550,698
		292,046,897

Austria 0.2%
ANDRITZ AG	23,429	1,214,327
Erste Group Bank AG *	96,625	3,933,356
OMV AG	48,226	2,678,115
Raiffeisen Bank International AG	44,363	1,209,059
voestalpine AG	34,251	1,215,567
		10,250,424

Belgium 1.0%
Ageas	59,370	2,970,582
Anheuser-Busch InBev S.A./N.V.	246,330	18,218,890
Colruyt S.A.	20,680	1,202,422
Groupe Bruxelles Lambert S.A.	26,000	2,418,081
KBC Group N.V.	79,687	5,491,713
Proximus	52,795	1,345,104
Solvay S.A.	24,105	2,745,736
Telenet Group Holding N.V.	18,167	880,162
UCB S.A.	41,364	3,473,749
Umicore S.A.	67,068	3,157,086
		41,903,525

Denmark 1.6%
AP Moeller - Maersk A/S, Series A	1,259	1,494,062
AP Moeller - Maersk A/S, Series B	2,094	2,643,067
Carlsberg A/S, Class B	34,392	3,794,008
Chr. Hansen Holding A/S	32,801	3,311,000
Coloplast A/S, Class B	38,199	3,564,484
Danske Bank A/S	234,124	4,480,811
DSV A/S	60,720	4,871,235
Genmab A/S *	20,068	2,745,984
H. Lundbeck A/S	21,843	1,018,793
ISS A/S	51,329	1,685,704
Novo Nordisk A/S, Class B	587,027	25,351,675
Novozymes A/S, B Shares	70,469	3,480,111
Orsted A/S	61,639	3,908,574
Pandora A/S	34,728	2,172,708
Tryg A/S	37,042	892,933
Vestas Wind Systems A/S	62,032	3,890,050
William Demant Holding A/S *	32,903	1,081,578
		70,386,777

76
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Finland 1.0%
Elisa Oyj	47,853	1,903,881
Fortum Oyj	142,501	2,999,746
Kone Oyj, Class B	108,106	5,262,003
Metso Oyj	31,592	997,419
Neste Oyj	40,606	3,334,367
Nokia Oyj	1,827,073	10,320,375
Nokian Renkaat Oyj	39,792	1,265,718
Orion Oyj, Class B	31,972	1,099,815
Sampo Oyj, A Shares	144,182	6,630,506
Stora Enso Oyj, R Shares	178,686	2,684,793
UPM-Kymmene Oyj	173,546	5,579,284
Wartsila Oyj Abp	142,222	2,419,992
		44,497,899

France 11.0%
Accor S.A.	61,871	2,827,035
Aeroports de Paris	9,698	2,028,365
Air Liquide S.A.	138,553	16,749,151
Airbus SE	188,030	20,779,989
Alstom S.A.	48,031	2,097,641
Amundi S.A.	20,862	1,239,324
ArcelorMittal	214,139	5,343,406
Arkema S.A.	22,117	2,320,374
Atos SE	30,895	2,642,360
AXA S.A.	628,844	15,737,874
BioMerieux	12,818	977,480
BNP Paribas S.A.	363,734	18,955,649
Bollore S.A.	298,236	1,261,774
Bouygues S.A.	69,553	2,533,864
Bureau Veritas S.A.	83,783	1,890,151
Capgemini SE	50,982	6,225,142
Carrefour S.A.	188,025	3,646,515
Casino Guichard Perrachon S.A. (a)	17,163	756,935
CNP Assurances	53,221	1,186,162
Compagnie de Saint-Gobain	158,788	5,981,772
Compagnie Generale des Etablissements Michelin	54,854	5,615,652
Covivio	12,764	1,280,753
Credit Agricole S.A.	363,941	4,661,157
Danone S.A.	197,416	13,979,689
Dassault Aviation S.A.	742	1,231,225
Dassault Systemes S.A.	42,238	5,287,544
Edenred	75,803	2,875,446
Eiffage S.A.	24,854	2,427,290
Electricite de France S.A.	189,713	3,143,174
Engie S.A. (a)	583,239	7,749,612
EssilorLuxottica S.A.	67,274	9,188,183
Eurazeo SE	16,045	1,171,726
Eurofins Scientific SE	3,848	1,939,171
Eutelsat Communications S.A.	59,024	1,195,507
Faurecia S.A.	23,802	1,153,881
Gecina S.A.	15,003	2,200,382
Getlink	158,776	1,997,133
Hermes International	10,308	5,884,854
ICADE	9,509	806,701
Iliad S.A.	9,225	1,066,274
Imerys S.A.	10,729	661,369
Ingenico Group S.A.	19,751	1,397,876
Ipsen S.A.	11,639	1,613,787
JCDecaux S.A.	26,452	868,360
Kering S.A.	24,612	10,939,750
Klepierre S.A.	67,724	2,294,992
L'Oreal S.A.	81,819	18,434,330
Legrand S.A.	84,710	5,531,642
Security	Number of Shares	Value ($)
LVMH Moet Hennessy Louis Vuitton SE	89,845	27,259,461
Natixis S.A.	310,686	1,813,754
Orange S.A.	643,844	10,049,342
Pernod-Ricard S.A.	68,691	10,474,457
Peugeot S.A.	185,609	4,412,071
Publicis Groupe S.A.	66,429	3,845,370
Remy Cointreau S.A.	6,739	799,895
Renault S.A.	62,420	4,661,146
Rexel S.A.	102,701	1,309,162
Safran S.A.	107,959	13,951,310
Sanofi	363,513	32,483,730
Schneider Electric SE	177,097	12,806,077
SCOR SE	52,990	2,448,709
SEB S.A.	7,749	1,111,100
SES S.A.	120,001	2,579,066
Societe BIC S.A.	8,402	804,350
Societe Generale S.A.	246,224	9,026,015
Sodexo S.A.	28,779	2,937,671
STMicroelectronics N.V.	224,739	3,416,354
Suez	123,221	1,777,376
Teleperformance	18,924	3,116,633
Thales S.A.	34,259	4,375,492
TOTAL S.A.	772,911	45,350,881
UbiSoft Entertainment S.A. *	25,496	2,287,056
Unibail-Rodamco-Westfield	44,291	8,014,855
Valeo S.A.	78,886	2,544,409
Veolia Environnement S.A.	173,666	3,461,076
Vinci S.A.	164,303	14,622,868
Vivendi S.A.	332,514	8,019,675
Wendel S.A.	8,982	1,163,853
		472,701,637

Germany 8.4%
1&1 Drillisch AG	17,966	801,397
adidas AG	60,888	14,318,660
Allianz SE	142,142	29,610,998
Axel Springer SE	15,064	1,000,355
BASF SE	296,871	22,781,439
Bayer AG	300,743	23,052,681
Bayerische Motoren Werke AG	107,778	9,280,850
Beiersdorf AG	33,001	3,412,215
Brenntag AG	50,182	2,620,735
Commerzbank AG *	329,802	3,105,386
Continental AG	35,746	5,890,439
Covestro AG	62,764	4,047,574
Daimler AG	292,122	17,304,314
Delivery Hero SE *	29,182	1,175,017
Deutsche Bank AG	637,757	6,233,264
Deutsche Boerse AG	62,721	7,926,210
Deutsche Lufthansa AG	78,010	1,565,904
Deutsche Post AG	316,031	9,978,763
Deutsche Telekom AG	1,073,080	17,600,311
Deutsche Wohnen SE	112,630	5,151,714
E.ON SE	713,824	6,902,723
Evonik Industries AG	51,698	1,599,318
Fraport AG Frankfurt Airport Services Worldwide	12,196	941,843
Fresenius Medical Care AG & Co. KGaA	69,276	5,439,309
Fresenius SE & Co. KGaA	133,381	8,477,135
GEA Group AG	55,327	1,681,166
Hannover Rueck SE	19,444	2,614,846
HeidelbergCement AG	47,223	3,204,762
Henkel AG & Co. KGaA	33,612	3,292,559
HOCHTIEF AG	5,934	879,349
Hugo Boss AG	21,183	1,513,810

77
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Infineon Technologies AG	367,895	7,371,472
Innogy SE	45,856	2,025,194
K&S AG	58,005	1,080,168
KION Group AG	22,820	1,333,509
LANXESS AG	28,383	1,756,843
MAN SE	12,279	1,279,131
Merck KGaA	41,521	4,442,881
METRO AG	65,086	979,108
MTU Aero Engines AG	16,802	3,567,603
Muenchener Rueckversicherungs-Gesellschaft AG	47,795	10,265,672
OSRAM Licht AG	33,149	1,343,086
ProSiebenSat.1 Media SE	76,779	1,772,941
Puma SE	2,781	1,430,043
QIAGEN N.V. *	74,957	2,720,842
RTL Group S.A.	11,632	746,592
RWE AG	165,634	3,222,279
SAP SE	316,784	33,919,153
Siemens AG	247,038	28,396,232
Siemens Healthineers AG *	49,500	2,048,641
Symrise AG	39,513	3,309,890
Telefonica Deutschland Holding AG	228,802	889,450
ThyssenKrupp AG	142,831	2,993,903
Uniper SE	65,298	1,884,394
United Internet AG	37,622	1,556,830
Volkswagen AG	10,286	1,693,374
Vonovia SE	157,714	7,206,975
Wirecard AG	38,165	7,139,027
Zalando SE *	36,885	1,425,795
		361,206,074

Hong Kong 3.4%
AIA Group Ltd.	3,902,800	29,688,767
ASM Pacific Technology Ltd.	98,000	849,931
BOC Hong Kong (Holdings) Ltd.	1,205,000	4,511,166
CK Asset Holdings Ltd.	833,525	5,424,368
CK Hutchison Holdings Ltd.	871,525	8,778,103
CK Infrastructure Holdings Ltd.	223,000	1,632,054
CLP Holdings Ltd.	532,080	5,962,184
Dairy Farm International Holdings Ltd.	104,000	939,560
Galaxy Entertainment Group Ltd.	768,000	4,169,574
Hang Lung Group Ltd.	279,000	686,881
Hang Lung Properties Ltd.	660,000	1,196,363
Hang Seng Bank Ltd.	246,436	5,778,325
Henderson Land Development Co., Ltd.	436,123	2,034,113
HK Electric Investments & HK Electric Investments Ltd.	931,500	886,130
HKT Trust & HKT Ltd.	1,286,000	1,773,610
Hong Kong & China Gas Co., Ltd.	2,990,328	5,711,940
Hong Kong Exchanges & Clearing Ltd.	379,312	10,099,853
Hongkong Land Holdings Ltd.	368,100	2,179,873
Hysan Development Co., Ltd.	208,000	975,456
Jardine Matheson Holdings Ltd.	71,700	4,140,203
Jardine Strategic Holdings Ltd.	70,000	2,351,477
Kerry Properties Ltd.	217,500	684,756
Li & Fung Ltd.	1,762,000	349,690
Link REIT	684,500	6,083,212
Melco Resorts & Entertainment Ltd. ADR	75,789	1,260,371
MGM China Holdings Ltd.	331,600	470,632
Minth Group Ltd.	262,000	851,272
MTR Corp., Ltd.	494,342	2,398,662
Security	Number of Shares	Value ($)
New World Development Co., Ltd.	1,961,113	2,494,858
NWS Holdings Ltd.	533,000	1,057,908
PCCW Ltd.	1,308,000	718,183
Power Assets Holdings Ltd.	439,000	2,931,603
Sands China Ltd.	788,000	3,116,149
Shangri-La Asia Ltd.	370,000	505,418
Sino Land Co., Ltd.	1,042,000	1,636,985
SJM Holdings Ltd.	572,000	463,516
Sun Hung Kai Properties Ltd.	516,604	6,713,878
Swire Pacific Ltd., Class A	164,590	1,709,874
Swire Properties Ltd.	399,600	1,365,563
Techtronic Industries Co., Ltd.	440,000	2,071,858
The Bank of East Asia Ltd.	387,669	1,256,939
The Wharf Holdings Ltd.	357,100	892,679
WH Group Ltd.	2,913,000	2,045,696
Wharf Real Estate Investment Co., Ltd.	399,100	2,480,059
Wheelock & Co., Ltd.	258,000	1,379,272
Wynn Macau Ltd.	494,000	1,029,074
Yue Yuen Industrial Holdings Ltd.	247,000	678,203
		146,416,241

Ireland 0.5%
AIB Group plc	269,767	1,300,635
Bank of Ireland Group plc	314,089	2,219,229
CRH plc	270,216	8,060,051
Kerry Group plc, Class A	50,821	5,209,399
Paddy Power Betfair plc	27,401	2,364,924
Ryanair Holdings plc *	43,580	589,584
Smurfit Kappa Group plc	73,682	2,395,447
		22,139,269

Israel 0.5%
Azrieli Group Ltd.	11,367	551,958
Bank Hapoalim B.M.	353,444	2,391,100
Bank Leumi Le-Israel B.M.	487,710	3,041,214
Bezeq The Israeli Telecommunication Corp., Ltd.	580,013	666,021
Check Point Software Technologies Ltd. *	41,547	4,611,717
Elbit Systems Ltd.	7,736	923,414
Israel Chemicals Ltd.	214,946	1,238,092
Mizrahi Tefahot Bank Ltd.	40,439	680,610
Nice Ltd. *	19,929	2,114,610
Teva Pharmaceutical Industries Ltd. ADR	314,357	6,280,853
		22,499,589

Italy 2.2%
Assicurazioni Generali S.p.A.	374,990	6,051,152
Atlantia S.p.A.	161,176	3,238,652
CNH Industrial N.V.	326,874	3,397,956
Davide Campari-Milano S.p.A.	191,739	1,475,670
Enel S.p.A.	2,609,771	12,795,875
Eni S.p.A.	826,100	14,671,330
EXOR N.V.	34,003	1,923,040
Ferrari N.V.	39,298	4,601,865
Fiat Chrysler Automobiles N.V. *	347,568	5,289,443
Intesa Sanpaolo S.p.A.	4,772,446	10,571,323
Leonardo S.p.A.	137,608	1,491,766
Luxottica Group S.p.A.	55,521	3,486,899
Mediobanca S.p.A.	197,585	1,730,405
Moncler S.p.A.	55,619	1,931,525
Pirelli & C S.p.A. *	125,684	923,633
Poste Italiane S.p.A	176,756	1,268,295

78
Schwab Equity Index Funds  |  Annual Report
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Schwab International Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Prysmian S.p.A.	73,759	1,432,894
Recordati S.p.A.	33,041	1,118,559
Snam S.p.A.	721,572	2,983,380
Telecom Italia S.p.A. *	3,539,034	2,081,496
Telecom Italia S.p.A. - RSP	2,155,177	1,088,792
Tenaris S.A.	157,341	2,316,161
Terna - Rete Elettrica Nationale S.p.A.	452,515	2,337,462
UniCredit S.p.A.	653,655	8,357,082
		96,564,655

Japan 24.2%
ABC-Mart, Inc.	11,880	694,564
Acom Co., Ltd.	141,800	521,951
Aeon Co., Ltd.	199,700	4,583,544
AEON Financial Service Co., Ltd.	33,100	647,825
Aeon Mall Co., Ltd.	27,700	511,580
AGC, Inc.	62,000	2,030,775
Air Water, Inc.	44,100	714,377
Aisin Seiki Co., Ltd.	53,200	2,080,718
Ajinomoto Co., Inc.	149,100	2,408,777
Alfresa Holdings Corp.	63,700	1,698,985
Alps Electric Co., Ltd.	61,500	1,449,727
Amada Holdings Co., Ltd.	120,700	1,137,095
ANA Holdings, Inc.	35,800	1,203,796
Aozora Bank Ltd.	38,000	1,311,243
Asahi Group Holdings Ltd.	116,100	5,102,022
Asahi Kasei Corp.	414,000	4,967,358
Asics Corp.	47,000	680,256
Astellas Pharma, Inc.	603,150	9,318,784
Bandai Namco Holdings, Inc.	63,200	2,248,324
Benesse Holdings, Inc.	24,000	669,327
Bridgestone Corp.	196,457	7,575,240
Brother Industries Ltd.	70,200	1,284,771
Calbee, Inc.	26,800	889,149
Canon, Inc.	321,195	9,148,729
Casio Computer Co., Ltd.	65,000	981,055
Central Japan Railway Co.	46,700	8,962,131
Chubu Electric Power Co., Inc.	200,900	2,897,116
Chugai Pharmaceutical Co., Ltd.	71,400	4,180,240
Coca-Cola Bottlers Japan Holdings, Inc.	44,300	1,159,384
Concordia Financial Group Ltd.	334,800	1,532,299
Credit Saison Co., Ltd.	56,400	895,634
CyberAgent, Inc.	32,200	1,370,212
CYBERDYNE, Inc. *(a)	40,352	284,232
Dai Nippon Printing Co., Ltd.	74,600	1,673,837
Dai-ichi Life Holdings, Inc.	349,600	6,560,355
Daicel Corp.	87,700	927,780
Daifuku Co., Ltd.	31,000	1,331,333
Daiichi Sankyo Co., Ltd.	181,400	6,933,685
Daikin Industries Ltd.	80,000	9,272,951
Daito Trust Construction Co., Ltd.	22,500	2,966,363
Daiwa House Industry Co., Ltd.	179,800	5,428,937
Daiwa House REIT Investment Corp.	561	1,229,386
Daiwa Securities Group, Inc.	520,000	2,982,049
Dena Co., Ltd.	39,500	657,036
Denso Corp.	142,800	6,369,698
Dentsu, Inc.	70,800	3,283,691
Disco Corp.	9,700	1,541,911
Don Quijote Holdings Co., Ltd.	37,200	2,222,225
East Japan Railway Co.	100,360	8,765,209
Eisai Co., Ltd.	81,800	6,812,334
Electric Power Development Co., Ltd.	49,900	1,358,546
FamilyMart UNY Holdings Co., Ltd.	20,900	2,422,518
Fanuc Corp.	62,800	10,925,122
Fast Retailing Co., Ltd.	18,700	9,415,548
Security	Number of Shares	Value ($)
Fuji Electric Co., Ltd.	39,800	1,214,913
FUJIFILM Holdings Corp.	123,511	5,341,897
Fujitsu Ltd.	64,300	3,911,907
Fukuoka Financial Group, Inc.	43,600	1,071,284
Hakuhodo DY Holdings, Inc.	80,200	1,337,623
Hamamatsu Photonics K.K.	44,900	1,500,989
Hankyu Hanshin Holdings, Inc.	74,800	2,470,692
Hikari Tsushin, Inc.	6,700	1,170,184
Hino Motors Ltd.	80,000	765,782
Hirose Electric Co., Ltd.	10,564	1,006,832
Hisamitsu Pharmaceutical Co., Inc.	18,400	1,036,792
Hitachi Chemical Co., Ltd.	28,300	446,065
Hitachi Construction Machinery Co., Ltd.	32,700	868,199
Hitachi High-Technologies Corp.	20,500	769,353
Hitachi Ltd.	310,015	9,477,219
Hitachi Metals Ltd.	70,900	833,707
Honda Motor Co., Ltd.	525,939	15,013,208
Hoshizaki Corp.	18,400	1,485,257
Hoya Corp.	121,807	6,891,324
Hulic Co., Ltd.	103,700	948,919
Idemitsu Kosan Co., Ltd.	44,000	1,993,317
IHI Corp.	46,800	1,712,059
Iida Group Holdings Co., Ltd.	48,900	890,118
Inpex Corp.	332,200	3,782,631
Isetan Mitsukoshi Holdings Ltd.	105,300	1,230,672
Isuzu Motors Ltd.	177,400	2,325,810
ITOCHU Corp.	455,100	8,440,263
J. Front Retailing Co., Ltd.	72,600	951,373
Japan Airlines Co., Ltd.	39,400	1,398,351
Japan Airport Terminal Co., Ltd.	12,900	496,880
Japan Exchange Group, Inc.	164,400	2,944,521
Japan Post Bank Co., Ltd.	127,000	1,480,661
Japan Post Holdings Co., Ltd.	511,800	6,069,170
Japan Prime Realty Investment Corp.	246	877,766
Japan Real Estate Investment Corp.	433	2,234,645
Japan Retail Fund Investment Corp.	889	1,641,976
Japan Tobacco, Inc.	354,700	9,114,124
JFE Holdings, Inc.	155,300	2,918,331
JGC Corp.	67,900	1,314,329
JSR Corp.	59,600	888,229
JTEKT Corp.	68,100	847,275
JXTG Holdings, Inc.	1,049,400	7,090,777
Kajima Corp.	142,000	1,828,468
Kakaku.com, Inc.	40,500	733,540
Kamigumi Co., Ltd.	34,000	701,578
Kaneka Corp.	14,600	610,220
Kansai Paint Co., Ltd.	52,400	774,277
Kao Corp.	160,019	10,644,819
Kawasaki Heavy Industries Ltd.	42,900	1,016,662
KDDI Corp.	572,200	13,847,146
Keihan Holdings Co., Ltd.	29,600	1,123,207
Keikyu Corp.	73,300	1,084,833
Keio Corp.	31,400	1,705,462
Keisei Electric Railway Co., Ltd.	39,900	1,229,641
Keyence Corp.	31,500	15,388,365
Kikkoman Corp.	46,000	2,520,216
Kintetsu Group Holdings Co., Ltd.	55,600	2,135,820
Kirin Holdings Co., Ltd.	262,500	6,263,913
Kobayashi Pharmaceutical Co., Ltd.	15,100	984,853
Kobe Steel Ltd.	108,500	872,373
Koito Manufacturing Co., Ltd.	32,000	1,523,395
Komatsu Ltd.	301,109	7,841,614
Konami Holdings Corp.	28,500	1,087,281
Konica Minolta, Inc.	151,700	1,501,586
Kose Corp.	9,300	1,389,855
Kubota Corp.	316,700	4,999,674
Kuraray Co., Ltd.	110,400	1,516,401

79
Schwab Equity Index Funds  |  Annual Report
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Schwab International Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Kurita Water Industries Ltd.	31,600	778,312
Kyocera Corp.	102,300	5,536,770
Kyowa Hakko Kirin Co., Ltd.	82,900	1,605,512
Kyushu Electric Power Co., Inc.	115,400	1,340,597
Kyushu Railway Co.	49,700	1,526,287
Lawson, Inc.	14,700	933,119
LINE Corp. *	22,700	723,719
Lion Corp.	69,000	1,297,259
LIXIL Group Corp.	88,200	1,386,567
M3, Inc.	135,800	2,200,913
Mabuchi Motor Co., Ltd.	14,500	515,784
Makita Corp.	72,500	2,506,495
Marubeni Corp.	500,900	4,061,642
Marui Group Co., Ltd.	63,900	1,375,881
Maruichi Steel Tube Ltd.	20,600	593,571
Mazda Motor Corp.	183,900	1,958,734
McDonald's Holdings Co., Ltd.	23,600	1,038,690
Mebuki Financial Group, Inc.	250,980	764,325
Medipal Holdings Corp.	54,900	1,175,194
MEIJI Holdings Co., Ltd.	38,800	2,574,368
Minebea Mitsumi, Inc.	127,400	1,948,968
MISUMI Group, Inc.	94,600	1,895,859
Mitsubishi Chemical Holdings Corp.	412,600	3,216,380
Mitsubishi Corp.	438,400	12,338,895
Mitsubishi Electric Corp.	595,800	7,542,489
Mitsubishi Estate Co., Ltd.	377,502	6,033,161
Mitsubishi Gas Chemical Co., Inc.	51,500	864,488
Mitsubishi Heavy Industries Ltd.	96,500	3,401,791
Mitsubishi Materials Corp.	34,800	963,434
Mitsubishi Motors Corp.	230,900	1,450,345
Mitsubishi Tanabe Pharma Corp.	81,800	1,208,262
Mitsubishi UFJ Financial Group, Inc.	3,818,709	23,112,693
Mitsubishi UFJ Lease & Finance Co., Ltd.	123,600	635,206
Mitsui & Co., Ltd.	538,700	9,000,924
Mitsui Chemicals, Inc.	59,600	1,336,479
Mitsui Fudosan Co., Ltd.	283,777	6,391,291
Mitsui O.S.K. Lines Ltd.	40,000	972,183
Mizuho Financial Group, Inc.	7,799,634	13,394,802
MS&AD Insurance Group Holdings, Inc.	154,162	4,630,597
Murata Manufacturing Co., Ltd.	58,474	9,100,614
Nabtesco Corp.	40,600	891,204
Nagoya Railroad Co., Ltd.	54,800	1,323,491
NEC Corp.	82,900	2,379,663
Nexon Co., Ltd. *	146,800	1,674,584
NGK Insulators Ltd.	83,400	1,173,777
NGK Spark Plug Co., Ltd.	52,100	1,054,257
NH Foods Ltd.	32,000	1,103,547
Nidec Corp.	71,600	9,196,649
Nikon Corp.	104,200	1,816,481
Nintendo Co., Ltd.	36,439	11,376,357
Nippon Building Fund, Inc.	424	2,423,006
Nippon Electric Glass Co., Ltd.	29,800	750,825
Nippon Express Co., Ltd.	24,500	1,546,159
Nippon Paint Holdings Co., Ltd.	46,900	1,465,007
Nippon Prologis REIT, Inc.	588	1,183,589
Nippon Steel & Sumitomo Metal Corp.	244,841	4,516,378
Nippon Telegraph & Telephone Corp.	223,556	9,219,136
Nippon Yusen K.K.	51,500	830,484
Nissan Chemical Corp.	40,900	1,928,486
Nissan Motor Co., Ltd.	750,796	6,830,560
Nisshin Seifun Group, Inc.	60,800	1,209,798
Nissin Foods Holdings Co., Ltd.	20,700	1,334,724
Nitori Holdings Co., Ltd.	26,400	3,447,137
Nitto Denko Corp.	52,600	3,286,190
NOK Corp.	27,900	401,449
Security	Number of Shares	Value ($)
Nomura Holdings, Inc.	1,104,200	5,302,323
Nomura Real Estate Holdings, Inc.	40,700	764,547
Nomura Real Estate Master Fund, Inc.	1,256	1,626,867
Nomura Research Institute Ltd.	37,700	1,671,374
NSK Ltd.	116,800	1,153,976
NTT Data Corp.	206,800	2,655,000
NTT DOCOMO, Inc.	430,000	10,663,502
Obayashi Corp.	211,800	1,869,816
Obic Co., Ltd.	21,200	1,930,047
Odakyu Electric Railway Co., Ltd.	96,800	2,046,420
Oji Holdings Corp.	285,000	2,023,820
Olympus Corp.	93,200	3,106,524
Omron Corp.	63,600	2,574,815
Ono Pharmaceutical Co., Ltd.	124,100	2,816,278
Oracle Corp., Japan	13,000	879,957
Oriental Land Co., Ltd.	63,600	5,983,077
ORIX Corp.	421,900	6,873,170
Osaka Gas Co., Ltd.	124,500	2,276,606
Otsuka Corp.	32,600	1,081,305
Otsuka Holdings Co., Ltd.	127,800	6,112,410
Panasonic Corp.	714,112	7,663,456
Park24 Co., Ltd.	39,000	1,026,018
Persol Holdings Co., Ltd.	60,500	1,147,783
Pola Orbis Holdings, Inc.	28,200	753,336
Rakuten, Inc.	268,820	1,818,293
Recruit Holdings Co., Ltd.	355,100	9,530,737
Renesas Electronics Corp. *	277,200	1,460,284
Resona Holdings, Inc.	657,000	3,455,843
Ricoh Co., Ltd.	214,500	2,141,198
Rinnai Corp.	12,200	886,260
Rohm Co., Ltd.	29,600	2,081,006
Ryohin Keikaku Co., Ltd.	7,700	2,035,339
Sankyo Co., Ltd.	16,700	637,618
Santen Pharmaceutical Co., Ltd.	117,000	1,732,983
SBI Holdings, Inc.	70,190	1,832,872
Secom Co., Ltd.	66,900	5,477,206
Sega Sammy Holdings, Inc.	49,800	639,447
Seibu Holdings, Inc.	76,700	1,391,536
Seiko Epson Corp.	90,400	1,456,456
Sekisui Chemical Co., Ltd.	119,600	1,880,818
Sekisui House Ltd.	201,700	2,960,355
Seven & i Holdings Co., Ltd.	242,503	10,500,376
Seven Bank Ltd.	211,400	660,678
SG Holdings Co., Ltd.	29,600	745,161
Sharp Corp. (a)	57,400	881,103
Shimadzu Corp.	72,000	1,819,656
Shimamura Co., Ltd.	7,700	647,682
Shimano, Inc.	23,400	3,195,860
Shimizu Corp.	184,000	1,493,592
Shin-Etsu Chemical Co., Ltd.	117,360	9,806,660
Shinsei Bank Ltd.	52,100	793,639
Shionogi & Co., Ltd.	89,600	5,729,353
Shiseido Co., Ltd.	123,700	7,804,911
Showa Denko K.K.	44,500	1,937,691
Showa Shell Sekiyu K.K.	60,600	1,156,621
SMC Corp.	18,500	5,896,588
SoftBank Group Corp.	266,200	21,066,745
Sohgo Security Services Co., Ltd.	25,300	1,126,890
Sompo Holdings, Inc.	107,700	4,442,141
Sony Corp.	409,600	22,166,211
Sony Financial Holdings, Inc.	56,800	1,310,345
Stanley Electric Co., Ltd.	43,800	1,295,618
Subaru Corp.	198,300	5,349,080
Sumco Corp.	78,100	1,054,118
Sumitomo Chemical Co., Ltd.	478,000	2,394,487
Sumitomo Corp.	356,500	5,406,916

80
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Sumitomo Dainippon Pharma Co., Ltd.	53,400	1,115,725
Sumitomo Electric Industries Ltd.	250,300	3,413,488
Sumitomo Heavy Industries Ltd.	33,800	1,063,036
Sumitomo Metal Mining Co., Ltd.	73,600	2,317,372
Sumitomo Mitsui Financial Group, Inc.	435,046	16,938,555
Sumitomo Mitsui Trust Holdings, Inc.	105,200	4,179,962
Sumitomo Realty & Development Co., Ltd.	115,000	3,951,406
Sumitomo Rubber Industries Ltd.	51,000	731,579
Sundrug Co., Ltd.	22,100	803,089
Suntory Beverage & Food Ltd.	42,900	1,748,384
Suzuken Co., Ltd.	25,300	1,280,569
Suzuki Motor Corp.	111,600	5,565,125
Sysmex Corp.	53,200	3,731,421
T&D Holdings, Inc.	177,700	2,840,661
Taiheiyo Cement Corp.	39,600	1,165,296
Taisei Corp.	70,600	3,019,454
Taisho Pharmaceutical Holdings Co., Ltd.	10,900	1,162,229
Taiyo Nippon Sanso Corp.	44,900	721,645
Takashimaya Co., Ltd.	46,800	736,524
Takeda Pharmaceutical Co., Ltd.	228,900	9,490,084
TDK Corp.	42,100	3,630,285
Teijin Ltd.	59,400	1,029,800
Terumo Corp.	97,000	5,236,244
The Bank of Kyoto Ltd.	18,800	844,159
The Chiba Bank Ltd.	185,000	1,170,377
The Chugoku Electric Power Co., Inc.	91,700	1,179,508
The Kansai Electric Power Co., Inc.	228,400	3,495,775
The Shizuoka Bank Ltd.	146,000	1,277,355
The Yokohama Rubber Co., Ltd.	43,000	832,970
THK Co., Ltd.	38,200	843,660
Tobu Railway Co., Ltd.	62,400	1,735,508
Toho Co., Ltd.	36,000	1,174,514
Toho Gas Co., Ltd.	25,400	874,577
Tohoku Electric Power Co., Inc.	142,300	1,797,902
Tokio Marine Holdings, Inc.	218,799	10,308,086
Tokyo Century Corp.	13,000	697,755
Tokyo Electric Power Co. Holdings, Inc. *	464,190	2,375,806
Tokyo Electron Ltd.	50,800	6,855,393
Tokyo Gas Co., Ltd.	124,440	3,060,341
Tokyo Tatemono Co., Ltd.	64,500	693,707
Tokyu Corp.	164,000	2,709,355
Tokyu Fudosan Holdings Corp.	176,000	991,644
Toppan Printing Co., Ltd.	84,000	1,187,543
Toray Industries, Inc.	437,000	3,099,768
Toshiba Corp. *	211,217	6,330,714
Tosoh Corp.	86,500	1,138,841
TOTO Ltd.	45,800	1,638,552
Toyo Seikan Group Holdings Ltd.	52,000	1,060,894
Toyo Suisan Kaisha Ltd.	30,800	1,058,736
Toyoda Gosei Co., Ltd.	18,000	388,218
Toyota Industries Corp.	48,000	2,357,863
Toyota Motor Corp.	738,003	43,232,902
Toyota Tsusho Corp.	65,800	2,374,631
Trend Micro, Inc.	39,300	2,262,334
Tsuruha Holdings, Inc.	12,000	1,252,442
Unicharm Corp.	131,900	3,578,279
United Urban Investment Corp.	928	1,410,801
USS Co., Ltd.	73,800	1,330,749
West Japan Railway Co.	53,000	3,564,656
Yahoo Japan Corp.	928,400	2,896,419
Yakult Honsha Co., Ltd.	36,500	2,584,620
Yamada Denki Co., Ltd.	219,600	1,035,491
Security	Number of Shares	Value ($)
Yamaguchi Financial Group, Inc.	67,000	705,454
Yamaha Corp.	42,500	1,867,636
Yamaha Motor Co., Ltd.	91,500	2,163,957
Yamato Holdings Co., Ltd.	100,900	2,758,445
Yamazaki Baking Co., Ltd.	35,600	641,695
Yaskawa Electric Corp.	78,600	2,271,829
Yokogawa Electric Corp.	71,800	1,409,726
ZOZO, Inc.	62,600	1,502,026
		1,045,446,241

Netherlands 3.3%
ABN AMRO Group N.V. CVA	133,963	3,285,789
Aegon N.V.	590,561	3,621,700
AerCap Holdings N.V. *	40,380	2,022,230
Akzo Nobel N.V.	82,563	6,932,402
ASML Holding N.V.	132,492	22,820,956
Coca-Cola European Partners plc	71,569	3,255,674
Heineken Holding N.V.	37,447	3,239,027
Heineken N.V.	84,047	7,561,481
ING Groep N.V.	1,258,343	14,887,445
Koninklijke Ahold Delhaize N.V.	403,529	9,236,985
Koninklijke DSM N.V.	58,380	5,097,088
Koninklijke KPN N.V.	1,087,360	2,869,028
Koninklijke Philips N.V.	304,640	11,361,803
Koninklijke Vopak N.V.	22,676	1,025,478
NN Group N.V.	97,790	4,198,921
NXP Semiconductors N.V.	110,014	8,249,950
Randstad N.V.	38,968	1,960,583
Unilever N.V. CVA	498,533	26,788,674
Wolters Kluwer N.V.	94,163	5,342,295
		143,757,509

New Zealand 0.2%
a2 Milk Co., Ltd. *	225,530	1,547,514
Auckland International Airport Ltd.	297,559	1,360,758
Fisher & Paykel Healthcare Corp., Ltd.	183,780	1,634,787
Fletcher Building Ltd. *	296,856	1,175,825
Meridian Energy Ltd.	422,027	865,742
Ryman Healthcare Ltd.	126,203	999,963
Spark New Zealand Ltd.	628,248	1,622,523
		9,207,112

Norway 0.8%
Aker BP A.S.A.	36,170	1,186,186
DNB A.S.A.	320,012	5,781,465
Equinor A.S.A.	374,412	9,684,646
Gjensidige Forsikring A.S.A.	60,359	933,942
Marine Harvest A.S.A.	136,486	3,304,366
Norsk Hydro A.S.A.	427,020	2,214,432
Orkla A.S.A.	259,017	2,235,138
Schibsted A.S.A., B Shares	33,945	1,074,149
Telenor A.S.A.	240,939	4,417,703
Yara International A.S.A.	58,239	2,500,976
		33,333,003

Portugal 0.2%
Banco Espirito Santo S.A. *(b)	470,491	—
EDP - Energias de Portugal S.A.	834,879	2,935,223
Galp Energia, SGPS, S.A.	162,979	2,833,918
Jeronimo Martins, SGPS, S.A.	86,083	1,056,581
		6,825,722

81
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See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Singapore 1.3%
Ascendas Real Estate Investment Trust	800,600	1,457,805
CapitaLand Commercial Trust	786,000	982,146
CapitaLand Ltd.	784,500	1,781,981
CapitaLand Mall Trust	797,800	1,215,138
City Developments Ltd.	139,100	794,943
ComfortDelGro Corp., Ltd.	680,500	1,108,032
DBS Group Holdings Ltd.	581,446	9,865,636
Genting Singapore Ltd.	1,869,700	1,189,812
Golden Agri-Resources Ltd.	2,252,500	415,293
Jardine Cycle & Carriage Ltd.	35,600	779,660
Keppel Corp., Ltd.	471,200	2,111,188
Oversea-Chinese Banking Corp., Ltd.	1,028,006	7,986,014
SATS Ltd.	190,900	687,042
Sembcorp Industries Ltd.	278,900	569,396
Singapore Airlines Ltd.	178,800	1,225,688
Singapore Exchange Ltd.	268,800	1,329,696
Singapore Press Holdings Ltd.	542,400	1,039,485
Singapore Technologies Engineering Ltd.	536,500	1,376,731
Singapore Telecommunications Ltd.	2,631,537	6,010,956
Suntec Real Estate Investment Trust	658,200	842,358
United Overseas Bank Ltd.	428,633	7,578,439
UOL Group Ltd.	166,967	727,248
Venture Corp., Ltd.	84,900	939,859
Wilmar International Ltd.	578,500	1,321,474
Yangzijiang Shipbuilding Holdings Ltd.	842,600	755,539
		54,091,559

Spain 3.0%
ACS Actividades de Construccion y Servicios S.A.	83,112	3,111,834
Aena SME S.A.	21,355	3,412,141
Amadeus IT Group S.A.	141,108	11,362,662
Banco Bilbao Vizcaya Argentaria S.A.	2,158,290	11,911,800
Banco De Sabadell S.A.	1,890,503	2,489,048
Banco Santander S.A.	5,214,269	24,809,251
Bankia S.A.	410,127	1,288,232
Bankinter S.A.	207,372	1,698,998
CaixaBank S.A.	1,149,224	4,650,578
Enagas S.A.	74,515	1,975,650
Endesa S.A.	102,105	2,134,922
Ferrovial S.A.	155,296	3,109,185
Grifols S.A.	97,194	2,769,077
Iberdrola S.A.	1,930,467	13,659,636
Industria de Diseno Textil S.A.	350,280	9,872,539
International Consolidated Airlines Group S.A.	194,714	1,502,467
Mapfre S.A.	369,050	1,102,792
Naturgy Energy Group S.A.	111,799	2,747,756
Red Electrica Corp. S.A.	140,944	2,918,452
Repsol S.A.	437,153	7,811,418
Siemens Gamesa Renewable Energy S.A. *	74,915	829,683
Telefonica S.A.	1,503,745	12,335,308
		127,503,429

Sweden 2.6%
Alfa Laval AB	95,435	2,435,033
Assa Abloy AB, Class B	324,425	6,453,059
Atlas Copco AB, A Shares	220,581	5,453,149
Atlas Copco AB, B Shares	123,884	2,837,354
Boliden AB	90,997	2,078,073
Security	Number of Shares	Value ($)
Electrolux AB, B Shares	75,101	1,560,583
Epiroc AB, Class A *	222,713	1,955,734
Epiroc AB, Class B *	123,884	1,019,363
Essity AB, Class B	195,511	4,461,845
Hennes & Mauritz AB, B Shares (a)	282,184	4,984,148
Hexagon AB, B Shares	85,352	4,177,435
Husqvarna AB, B Shares	137,067	1,034,232
ICA Gruppen AB (a)	24,300	859,720
Industrivarden AB, C Shares	50,071	1,040,028
Investor AB, B Shares	148,071	6,415,374
Kinnevik AB, Class B	78,322	2,171,367
LE Lundbergfortagen AB, B Shares	21,024	648,062
Lundin Petroleum AB	62,529	1,902,392
Millicom International Cellular S.A. SDR	20,909	1,179,941
Nordea Bank Abp	987,444	8,581,752
Sandvik AB	362,844	5,736,124
Securitas AB, B Shares	99,691	1,708,561
Skandinaviska Enskilda Banken AB, A Shares	521,540	5,397,103
Skanska AB, B Shares	113,849	1,789,660
SKF AB, B Shares	123,658	1,982,500
Svenska Handelsbanken AB, A Shares	494,841	5,378,841
Swedbank AB, A Shares	290,998	6,545,863
Swedish Match AB	56,106	2,857,966
Tele2 AB, B Shares	111,029	1,260,761
Telefonaktiebolaget LM Ericsson, B Shares	984,844	8,574,798
Telia Co. AB	922,336	4,151,887
Volvo AB, B Shares	504,508	7,534,401
		114,167,109

Switzerland 8.5%
ABB Ltd.	593,475	11,941,630
Adecco Group AG	53,059	2,598,301
Baloise Holding AG	16,224	2,318,946
Barry Callebaut AG	736	1,438,568
Chocoladefabriken Lindt & Spruengli AG	33	2,634,364
Chocoladefabriken Lindt & Spruengli AG - Participation Certificates	338	2,330,268
Cie Financiere Richemont S.A.	168,826	12,339,591
Clariant AG *	65,142	1,403,998
Credit Suisse Group AG *	819,249	10,710,580
Dufry AG *	10,143	1,142,912
EMS-Chemie Holding AG	2,720	1,498,640
Geberit AG	12,057	4,720,769
Givaudan S.A.	3,017	7,312,958
Julius Baer Group Ltd. *	70,610	3,220,152
Kuehne & Nagel International AG	17,307	2,405,407
LafargeHolcim Ltd. *	157,218	7,280,834
Lonza Group AG *	24,215	7,614,150
Nestle S.A.	1,005,567	84,893,066
Novartis AG	700,836	61,373,818
Pargesa Holding S.A.	11,548	847,739
Partners Group Holding AG	5,604	3,989,794
Roche Holding AG	227,127	55,274,174
Schindler Holding AG	19,291	4,047,415
SGS S.A.	1,766	4,194,337
Sika AG	41,598	5,333,799
Sonova Holding AG	18,208	2,969,436
Straumann Holding AG	3,207	2,189,118
Swiss Life Holding AG *	10,824	4,082,972
Swiss Prime Site AG *	25,392	2,060,392
Swiss Re AG	100,677	9,084,358

82
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Schwab International Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
Swisscom AG	8,408	3,849,869
Temenos AG *	20,017	2,751,076
The Swatch Group AG	18,742	1,251,042
The Swatch Group AG - Bearer Shares	9,786	3,305,452
UBS Group AG *	1,247,818	17,440,895
Vifor Pharma AG	14,394	2,080,350
Zurich Insurance Group AG	48,581	15,083,484
		369,014,654

United Kingdom 17.4%
3i Group plc	305,340	3,418,985
Admiral Group plc	64,014	1,645,545
Anglo American plc	342,492	7,309,936
Antofagasta plc	124,623	1,247,479
Ashtead Group plc	156,858	3,872,329
Associated British Foods plc	115,274	3,514,334
AstraZeneca plc	409,653	31,334,204
Auto Trader Group plc	318,519	1,664,377
Aviva plc	1,306,896	7,142,037
Babcock International Group plc	74,455	580,616
BAE Systems plc	1,035,673	6,944,483
Barclays plc	5,537,201	12,200,145
Barratt Developments plc	326,354	2,140,546
BHP Billiton plc	679,587	13,556,872
BP plc	6,433,354	46,472,737
British American Tobacco plc	741,004	32,122,720
BT Group plc	2,717,855	8,322,087
Bunzl plc	107,465	3,170,209
Burberry Group plc	134,388	3,109,653
Carnival plc	58,239	3,174,345
Centrica plc	1,826,767	3,431,186
Coca-Cola HBC AG *	64,058	1,892,183
Compass Group plc	514,516	10,119,909
ConvaTec Group plc	459,155	949,063
Croda International plc	42,911	2,643,128
DCC plc	32,044	2,746,515
Diageo plc	794,731	27,475,056
Direct Line Insurance Group plc	457,084	1,920,794
easyJet plc	47,046	720,734
Experian plc	298,721	6,870,342
Ferguson plc	74,159	4,999,766
Fresnillo plc	73,923	801,626
G4S plc	491,411	1,348,605
GlaxoSmithKline plc	1,597,438	30,938,790
Glencore plc *	3,726,685	15,166,338
GVC Holdings plc	179,236	2,146,954
Hammerson plc	274,751	1,533,931
Hargreaves Lansdown plc	92,229	2,198,720
HSBC Holdings plc	6,488,531	53,398,035
Imperial Brands plc	307,512	10,416,233
Informa plc	398,576	3,637,236
InterContinental Hotels Group plc	57,180	3,000,222
Intertek Group plc	50,840	3,046,147
Investec plc	206,987	1,279,711
ITV plc	1,179,245	2,238,528
J. Sainsbury plc	556,697	2,211,795
John Wood Group plc	210,153	1,915,386
Johnson Matthey plc	63,705	2,415,294
Kingfisher plc	693,004	2,250,297
Land Securities Group plc	243,924	2,653,430
Legal & General Group plc	1,896,444	6,085,456
Lloyds Banking Group plc	23,344,985	17,035,737
London Stock Exchange Group plc	102,695	5,658,264
Marks & Spencer Group plc	534,533	2,021,705
Mediclinic International plc	106,745	513,008
Meggitt plc	241,376	1,633,055
Security	Number of Shares	Value ($)
Melrose Industries plc	1,549,124	3,334,639
Merlin Entertainments plc	247,676	1,022,852
Micro Focus International plc	143,356	2,222,335
Mondi plc	117,716	2,772,076
National Grid plc	1,075,947	11,366,348
Next plc	44,210	2,936,994
NMC Health plc	32,992	1,487,595
Pearson plc	249,978	2,871,732
Persimmon plc	103,883	3,040,355
Prudential plc	839,228	16,804,390
Randgold Resources Ltd.	31,439	2,472,795
Reckitt Benckiser Group plc	216,507	17,507,639
RELX plc	635,926	12,576,492
Rio Tinto plc	381,450	18,519,689
Rolls-Royce Holdings plc *	544,813	5,842,676
Royal Bank of Scotland Group plc	1,535,871	4,623,734
Royal Dutch Shell plc, A Shares	1,487,007	47,373,215
Royal Dutch Shell plc, B Shares	1,208,246	39,404,435
Royal Mail plc	300,009	1,377,319
RSA Insurance Group plc	331,110	2,381,360
Schroders plc	41,448	1,418,454
Segro plc	334,427	2,621,864
Severn Trent plc	73,807	1,753,976
Shire plc	294,947	17,800,317
Smith & Nephew plc	282,974	4,599,699
Smiths Group plc	128,441	2,289,527
SSE plc	328,481	4,787,749
St. James's Place plc	171,819	2,220,460
Standard Chartered plc	918,846	6,439,922
Standard Life Aberdeen plc	741,538	2,561,150
Taylor Wimpey plc	1,053,127	2,168,417
Tesco plc	3,156,647	8,596,885
The Berkeley Group Holdings plc	39,738	1,776,021
The British Land Co., plc	305,171	2,304,751
The Sage Group plc	343,440	2,387,906
The Weir Group plc	75,079	1,519,339
Travis Perkins plc	80,634	1,138,850
TUI AG	144,240	2,393,125
Unilever plc	394,893	20,917,333
United Utilities Group plc	224,174	2,077,354
Vodafone Group plc	8,625,971	16,221,467
Whitbread plc	59,066	3,321,136
WM Morrison Supermarkets plc	699,671	2,216,690
WPP plc	407,676	4,613,207
		750,341,087
Total Common Stock
(Cost $3,746,775,214)		4,234,300,412

Preferred Stock 0.6% of net assets

Germany 0.6%
Bayerische Motoren Werke AG	16,863	1,270,063
Fuchs Petrolub SE	23,960	1,109,101
Henkel AG & Co. KGaA	57,713	6,305,419
Porsche Automobil Holding SE	50,639	3,220,387
Sartorius AG	11,055	1,599,030
Schaeffler AG	46,816	493,307
Volkswagen AG	59,757	10,039,350
		24,036,657

83
Schwab Equity Index Funds  |  Annual Report
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Schwab International Index Fund
Portfolio Holdings as of October 31, 2018 (continued)

Security	Number of Shares	Value ($)
United Kingdom 0.0%
Rolls-Royce Holdings plc, C Shares *(b)	24,523,750	31,346
Total Preferred Stock
(Cost $23,676,364)		24,068,003

Rights 0.0% of net assets

Spain 0.0%
Banco Santander S.A. expires 11/01/18 *	5,166,295	200,710
Total Rights
(Cost $208,052)		200,710

Other Investment Company 0.4% of net assets

United States 0.4%
Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 2.07% (c)	15,421,062	15,421,062
Total Other Investment Company
(Cost $15,421,062)		15,421,062
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.4% of net assets

Time Deposits 0.4%
BNP Paribas
Euro
(0.57%), 11/01/18 (d)	209,740	237,562
Hong Kong Dollar
0.37%, 11/01/18 (d)	201,487	25,694
Brown Brothers Harriman
Australian Dollar
0.77%, 11/01/18 (d)	141,578	100,258
Danish Krone
(0.80%), 11/01/18 (d)	67,229	10,207
Norwegian Krone
0.30%, 11/01/18 (d)	1,575,774	186,929
Singapore Dollar
0.62%, 11/01/18 (d)	15,340	11,075
Swiss Franc
(1.44%), 11/01/18 (d)	20,086	19,943
Citibank
Pound Sterling
0.36%, 11/01/18 (d)	82,992	106,081
Skandinaviska Enskilda Banken
Swedish Krona
(0.80%), 11/01/18 (d)	1,056,002	115,395
Sumitomo Mitsui Banking Corp.
Japanese Yen
(0.30%), 11/01/18 (d)	44,738,237	396,493
U.S. Dollar
1.54%, 11/01/18 (d)	17,097,580	17,097,580
Total Short-Term Investments
(Cost $18,307,217)		18,307,217

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 12/21/18	533	48,303,125	473,681
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $14,894,013.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

84
Schwab Equity Index Funds  |  Annual Report
See financial notes

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	December 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	December 14, 2018

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	December 14, 2018